UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.2%
COMMON STOCKS — 54.8%
Aerospace & Defense — 1.5%
BAE Systems PLC (United Kingdom)	28,272	$ 147,356
Boeing Co. (The)	73,700	5,448,641
General Dynamics Corp.	38,100	2,916,936
Goodrich Corp.	13,100	1,120,443
Honeywell International, Inc.	79,412	4,741,690
Huntington Ingalls Industries, Inc.(a)	4,844	201,012
ITT Corp.(b)	19,300	1,158,965
L-3 Communications Holdings, Inc.	11,900	931,889
Lockheed Martin Corp.	29,400	2,363,760
Northrop Grumman Corp.	29,062	1,822,478
Precision Castparts Corp.	14,200	2,089,956
Raytheon Co.	35,200	1,790,624
Rockwell Collins, Inc.	16,600	1,076,178
Safran SA (France)	4,023	142,192
Singapore Technologies Engineering Ltd. (Singapore)	6,000	15,518
Textron, Inc.	24,500	671,055
United Technologies Corp.	93,200	7,889,380

		34,528,073

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	16,800	1,245,384
Expeditors International of Washington, Inc.	22,700	1,138,178
FedEx Corp.	32,500	3,040,375
United Parcel Service, Inc. (Class B Stock)	99,800	7,417,136

		12,841,073

Airlines
Cathay Pacific Airways Ltd. (Hong Kong)	30,000	71,890
Deutsche Lufthansa AG (Germany)(a)	2,680	56,800
Southwest Airlines Co.(b)	79,300	1,001,559

		1,130,249

Auto Components — 0.1%
Continental AG (Germany)(a)	58	5,233
Goodyear Tire & Rubber Co. (The)(a)	22,200	332,556
Johnson Controls, Inc.	67,300	2,797,661
NHK Spring Co. Ltd. (Japan)	13,000	128,781
Toyota Industries Corp. (Japan)	200	6,050

		3,270,281

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	1,229	102,327
Daimler AG (Germany)(a)	2,646	186,932
Ford Motor Co.(a)	383,485	5,717,761
Fuji Heavy Industries Ltd. (Japan)	6,000	38,663
Harley-Davidson, Inc.	25,000	1,062,250
Honda Motor Co. Ltd. (Japan)	4,400	165,304
Isuzu Motors Ltd. (Japan)	9,000	35,598
Nissan Motor Co. Ltd. (Japan)	12,100	107,355
Peugeot SA (France)(a)	2,794	110,395
Renault SA (France)(a)	1,627	89,948

Suzuki Motor Corp. (Japan)	1,400	31,289
Toyota Motor Corp. (Japan)	2,200	88,603
Volkswagen AG (Germany)	68	10,437

		7,746,862

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	1,249	71,148
Brown-Forman Corp. (Class B Stock)	9,900	676,170
Coca-Cola Co. (The)	234,300	15,545,805
Coca-Cola Enterprises, Inc.	34,100	930,930
Coca-Cola West Co. Ltd. (Japan)	3,100	59,071
Constellation Brands, Inc. (Class A Stock)(a)	19,400	393,432
Diageo PLC (United Kingdom)	5,522	104,972
Dr Pepper Snapple Group, Inc.	23,200	862,112
Heineken Holding NV (Netherlands)	390	18,748
Heineken NV (Netherlands)	632	34,532
Molson Coors Brewing Co. (Class B Stock)(b)	17,100	801,819

PepsiCo, Inc.	159,907	10,299,610
SABMiller PLC (United Kingdom)	399	14,130

		29,812,479

Biotechnology — 0.7%
Amgen, Inc.(a)	94,120	5,030,714
Biogen Idec, Inc.(a)	23,590	1,731,270
Celgene Corp.(a)	48,000	2,761,440
Cephalon, Inc.(a)(b)	7,900	598,662
Genzyme Corp.(a)	26,400	2,010,360
Gilead Sciences, Inc.(a)	79,500	3,373,980

		15,506,426

Building Products
Asahi Glass Co. Ltd. (Japan)	6,000	75,451
Masco Corp.(b)	33,500	466,320

		541,771

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	19,507	93,536
Ameriprise Financial, Inc.	25,020	1,528,222
Bank of New York Mellon Corp. (The)	126,658	3,783,274
Charles Schwab Corp. (The)	100,150	1,805,704
Credit Suisse Group AG (Switzerland)	3,142	133,514
Deutsche Bank AG (Germany)	4,135	243,106
E*Trade Financial Corp.(a)	20,420	319,165
Federated Investors, Inc. (Class B Stock)(b)	10,800	288,900
Franklin Resources, Inc.	14,700	1,838,676
Goldman Sachs Group, Inc. (The)	52,700	8,351,369
Invesco Ltd.	48,300	1,234,548
Janus Capital Group, Inc.	18,600	231,942
Legg Mason, Inc.	17,800	642,402
Macquarie Group Ltd. (Australia)	1,433	54,249
Morgan Stanley	154,780	4,228,589
Northern Trust Corp.	26,200	1,329,650
State Street Corp.	53,700	2,413,278
T. Rowe Price Group, Inc.	27,800	1,846,476
UBS AG (Switzerland)(a)	2,065	37,051

		30,403,651

Chemicals — 1.2%
Air Products & Chemicals, Inc.	21,900	1,974,942
Air Water, Inc. (Japan)	2,000	24,357
Airgas, Inc.	7,600	504,792
Asahi Kasei Corp. (Japan)	18,000	121,399
BASF SE (Germany)	3,137	271,323
CF Industries Holdings, Inc.	7,400	1,012,246
Dow Chemical Co. (The)	116,531	4,399,045
E.I. du Pont de Nemours & Co.	90,720	4,986,878
Eastman Chemical Co.	7,800	774,696
Ecolab, Inc.	23,900	1,219,378
FMC Corp.	8,100	687,933
Incitec Pivot Ltd. (Australia)	3,308	14,816
International Flavors & Fragrances, Inc.(b)	8,200	510,860
Israel Chemicals Ltd. (Israel)	2,407	39,630
JSR Corp. (Japan)	2,300	46,149
K+S AG (Germany)	907	68,473
Lanxess AG (Germany)	974	72,855
Linde AG (Germany)	366	57,808
Mitsubishi Chemical Holdings Corp. (Japan)	21,500	135,183
Monsanto Co.	53,494	3,865,477
Nitto Denko Corp. (Japan)	1,200	63,621
Novozymes A/S (Denmark) (Class B Stock)	334	51,136
PPG Industries, Inc.	16,600	1,580,486
Praxair, Inc.	30,100	3,058,160
Sherwin-Williams Co. (The)	9,800	823,102
Sigma-Aldrich Corp.	12,200	776,408
Wacker Chemie AG (Germany)	323	72,646
Yara International ASA (Norway)	1,989	100,776

		27,314,575

Commercial Banks — 1.7%
Australia & New Zealand Banking Group Ltd. (Australia)	9,474	233,325
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,037	73,244

Banco Santander SA (Spain)	13,194	153,178
Barclays PLC (United Kingdom)	52,990	235,937
BB&T Corp.	72,500	1,990,125
Bendigo and Adelaide Bank Ltd. (Australia)	7,308	72,038
BNP Paribas (France)	3,604	263,601
Chiba Bank Ltd. (The) (Japan)	5,000	28,012
Comerica, Inc.	16,900	620,568
Commonwealth Bank of Australia (Australia)	2,745	148,779
Dexia SA (Belgium)(a)	6,448	25,111
DnB NOR ASA (Norway)	3,264	50,079
Fifth Third Bancorp	91,221	1,266,147
First Horizon National Corp.	28,587	320,460
HSBC Holdings PLC (United Kingdom)	25,166	258,782
Huntington Bancshares, Inc.	80,936	537,415
Israel Discount Bank Ltd. (Israel) (Class A Stock)(a)	27,849	58,727
KBC Groep NV (Belgium)(a)	3,373	126,842
KeyCorp	92,300	819,624
M&T Bank Corp.(b)	11,500	1,017,405
Marshall & Ilsley Corp.	48,500	387,515
Mitsubishi UFJ Financial Group, Inc. (Japan)	7,700	35,547
Mizrahi Tefahot Bank Ltd. (Israel)	3,390	38,281
Mizuho Financial Group, Inc. (Japan)	55,000	91,248
National Australia Bank Ltd. (Australia)	3,494	93,422
Natixis (France)(a)	8,711	49,270
Nordea Bank AB (Sweden)	19,250	210,741
PNC Financial Services Group, Inc.	54,433	3,428,735
Regions Financial Corp.	129,603	940,918
Royal Bank of Scotland Group PLC (United Kingdom)(a)	31,767	20,787
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	13,437	119,853
Societe Generale (France)	3,788	246,138
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	236,278
SunTrust Banks, Inc.	52,500	1,514,100
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,241	106,289
Swedbank AB (Sweden) (Class A Stock)	9,696	165,904
U.S. Bancorp	195,585	5,169,312
Wells Fargo & Co.	534,564	16,945,679
Westpac Banking Corp. (Australia)	3,086	77,661
Zions Bancorporation(b)	15,850	365,501

		38,542,578

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	11,500	482,540
Cintas Corp.	14,600	441,942
Iron Mountain, Inc.	20,800	649,584
Pitney Bowes, Inc.(b)	20,700	531,783
Republic Services, Inc. (Class A Stock)	28,665	861,097
RR Donnelley & Sons Co.	21,400	404,888
Societe BIC SA (France)	240	21,333
Stericycle, Inc.(a)	8,800	780,296
Waste Management, Inc.	48,242	1,801,356

		5,974,819

Communications Equipment — 1.1%
Cisco Systems, Inc.	567,300	9,729,195
F5 Networks, Inc.(a)	8,400	861,588
Harris Corp.	14,200	704,320
JDS Uniphase Corp.(a)(b)	21,475	447,539
Juniper Networks, Inc.(a)	53,500	2,251,280

Motorola Mobility Holdings, Inc.(a)	30,178	736,343
Motorola Solutions, Inc.(a)	34,489	1,541,313
Nokia OYJ (Finland)	7,274	62,213
QUALCOMM, Inc.	164,600	9,025,018
Tellabs, Inc.	41,800	219,032

		25,577,841

Computers & Peripherals — 2.4%
Apple, Inc.(a)	93,250	32,492,963
Dell, Inc.(a)	166,400	2,414,464
EMC Corp.(a)	206,050	5,470,627

Hewlett-Packard Co.	224,148	9,183,344
Lexmark International, Inc. (Class A Stock)(a)(b)	8,733	323,470
Logitech International SA (Switzerland)(a)	416	7,491
NetApp, Inc.(a)	36,900	1,777,842
SanDisk Corp.(a)	24,500	1,129,205
Toshiba Corp. (Japan)	16,000	78,288
Western Digital Corp.(a)	24,600	917,334

		53,795,028

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,194	55,976
Balfour Beatty PLC (United Kingdom)	16,265	89,706
Fluor Corp.	16,700	1,230,122
Jacobs Engineering Group, Inc.(a)	12,700	653,161
Quanta Services, Inc.(a)	18,200	408,226
Vinci SA (France)	583	36,432

		2,473,623

Construction Materials
Vulcan Materials Co.(b)	13,400	611,040

Consumer Finance — 0.4%
American Express Co.	105,700	4,777,640
Capital One Financial Corp.	49,161	2,554,405
Discover Financial Services	60,540	1,460,225
SLM Corp.(a)	55,700	852,210

		9,644,480

Containers & Packaging — 0.1%
Ball Corp.	16,200	580,770
Bemis Co., Inc.	11,300	370,753
Owens-Illinois, Inc.(a)	17,500	528,325
Sealed Air Corp.	17,100	455,886

		1,935,734

Distributors
Genuine Parts Co.	16,500	885,060
Jardine Cycle & Carriage Ltd. (Singapore)	1,000	29,036

		914,096

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)	13,500	563,085
DeVry, Inc.	6,300	346,941
H&R Block, Inc.(b)	35,600	595,944

		1,505,970

Diversified Financial Services — 2.3%
Bank of America Corp.	1,025,621	13,671,528
Citigroup, Inc.(a)	2,961,158	13,088,318
CME Group, Inc. (Class A Stock)	6,740	2,032,447
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	5,200	112,977
ING Groep NV (Netherlands)(a)	18,832	238,356
IntercontinentalExchange, Inc.(a)	7,400	914,196
JPMorgan Chase & Co.	403,245	18,589,594
Leucadia National Corp.	19,700	739,538
London Stock Exchange Group PLC (United Kingdom)	374	4,995
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,120	44,905
Moody’s Corp.	22,500	762,975
NASDAQ OMX Group, Inc. (The)(a)	16,600	428,944
NYSE Euronext	30,200	1,062,134
ORIX Corp. (Japan)	660	61,811
Pohjola Bank PLC (Finland) (Class A Stock)	1,983	27,035

		51,779,753

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	602,268	18,429,401
CenturyLink, Inc.(b)	32,007	1,329,891
France Telecom SA (France)	6,158	137,975
Frontier Communications Corp.	103,890	853,976
Inmarsat PLC (United Kingdom)	1,364	13,216
Koninklijke KPN NV (Netherlands)	3,071	52,314
Nippon Telegraph & Telephone Corp. (Japan)	3,200	143,688

Qwest Communications International, Inc.	175,057	1,195,639
Swisscom AG (Switzerland)	122	54,392
Telecom Corp. of New Zealand Ltd. (New Zealand)	5,109	7,835
Telecom Italia SpA (Italy)	3,400	5,228
Telefonica SA (Spain)	13,721	343,501
TeliaSonera AB (Sweden)	5,709	49,340
Telstra Corp. Ltd. (Australia)	27,198	79,333
Verizon Communications, Inc.	286,176	11,029,223
Windstream Corp.	46,057	592,754

		34,317,706

Electric Utilities — 0.9%
American Electric Power Co., Inc.	48,760	1,713,426
Chubu Electric Power Co., Inc. (Japan)	600	13,345
Duke Energy Corp.	132,824	2,410,756
E.ON AG (Germany)	3,723	113,702
Edison International	33,100	1,211,129
Enel SpA (Italy)	47,952	302,274
Entergy Corp.	18,300	1,229,943
Exelon Corp.	67,974	2,803,248
FirstEnergy Corp.	43,806	1,624,764
Iberdrola SA (Spain)	3,509	30,514
Kansai Electric Power Co., Inc. (The) (Japan)	3,200	69,671
NextEra Energy, Inc.	40,600	2,237,872
Northeast Utilities(b)	18,200	629,720
Pepco Holdings, Inc.	23,800	443,870
Pinnacle West Capital Corp.	11,700	500,643
PPL Corp.	48,900	1,237,170
Progress Energy, Inc.	29,683	1,369,574
Public Power Corp. SA (Greece)	4,136	71,862
Southern Co.	86,000	3,277,460
SP AusNet (Australia)(c)	25,327	23,053

		21,313,996

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	4,925	118,286
Emerson Electric Co.	76,800	4,487,424
Mitsubishi Electric Corp. (Japan)	19,000	224,309
Rockwell Automation, Inc.	13,400	1,268,310
Roper Industries, Inc.	9,800	847,308
Schneider Electric SA (France)	759	129,723
Ushio, Inc. (Japan)	300	5,868

		7,081,228

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	15,800	859,362
Corning, Inc.	155,500	3,207,965
FLIR Systems, Inc.(b)	14,900	515,689
Hitachi High-Technologies Corp. (Japan)	1,600	31,912
Hitachi Ltd. (Japan)	26,000	135,345
Jabil Circuit, Inc.	17,800	363,654
Keyence Corp. (Japan)	500	127,975
Kyocera Corp. (Japan)	1,000	101,346
Molex, Inc.	15,000	376,800
Murata Manufacturing Co. Ltd. (Japan)	1,000	72,013

		5,792,061

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	43,798	3,216,087
Cameron International Corp.(a)	24,600	1,404,660

Diamond Offshore Drilling, Inc.(b)	7,800	606,060
FMC Technologies, Inc.(a)	11,900	1,124,312
Halliburton Co.	91,600	4,565,344
Helmerich & Payne, Inc.(b)	10,700	734,983
Nabors Industries Ltd.(a)	27,700	841,526
National Oilwell Varco, Inc.	42,800	3,392,756
Noble Corp.(b)	23,500	1,072,070
Petrofac Ltd. (United Kingdom)	2,686	64,160
Rowan Cos., Inc.(a)	13,200	583,176
Saipem SpA (Italy)	135	7,176
SBM Offshore NV (Netherlands)	1,599	46,410
Schlumberger Ltd.	137,618	12,834,255

Transocean Ltd. (Switzerland)(a)	634	49,836

		30,542,811

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	10,900	126,324
Costco Wholesale Corp.	42,200	3,094,104
CVS Caremark Corp.	136,148	4,672,599
Delhaize Group SA (Belgium)	256	20,843
Koninklijke Ahold NV (Netherlands)	3,328	44,655
Kroger Co. (The)	66,546	1,595,108
Metro AG (Germany)	201	13,734
Olam International Ltd. (Singapore)	41,000	91,075
Safeway, Inc.	40,500	953,370
Seven & i Holdings Co. Ltd. (Japan)	4,000	102,044
SUPERVALU, Inc.(b)	17,310	154,578
Sysco Corp.	60,200	1,667,540
Tesco PLC (United Kingdom)	13,265	81,076
Walgreen Co.	91,100	3,656,754
Wal-Mart Stores, Inc.	197,700	10,290,285
Whole Foods Market, Inc.	13,900	916,010
Woolworths Ltd. (Australia)	353	9,815

		27,489,914

Food Products — 0.9%
Ajinomoto Co., Inc. (Japan)	5,000	52,116
Archer-Daniels-Midland Co.	65,326	2,352,389
Associated British Foods PLC (United Kingdom)	4,274	68,016
Campbell Soup Co.	20,400	675,444
ConAgra Foods, Inc.	45,100	1,071,125
Danone (France)	910	59,446
Dean Foods Co.(a)	20,800	208,000
General Mills, Inc.	66,400	2,426,920
Golden Agri-Resources Ltd. (Singapore)	100,000	54,740
H.J. Heinz Co.(b)	32,000	1,562,240
Hershey Co. (The)	16,400	891,340
Hormel Foods Corp.	14,600	406,464
J.M. Smucker Co. (The)	12,500	892,375
Kellogg Co.	24,000	1,295,520
Kraft Foods, Inc. (Class A Stock)	173,253	5,433,214
McCormick & Co., Inc.	12,800	612,224
Mead Johnson Nutrition Co.	21,067	1,220,411
Nestle SA (Switzerland)	6,052	346,911
Sara Lee Corp.	66,100	1,167,987
Tyson Foods, Inc. (Class A Stock)	33,400	640,946
Unilever NV (Netherlands)	5,819	182,457
Unilever PLC (United Kingdom)	2,085	63,551

		21,683,836

Gas Utilities
Enagas (Spain)	3,593	81,064
Nicor, Inc.	4,700	252,390
ONEOK, Inc.	11,000	735,680
Snam Rete Gas SpA (Italy)	5,018	28,204

		1,097,338

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	57,200	3,075,644
Becton Dickinson and Co.	22,500	1,791,450
Boston Scientific Corp.(a)	160,467	1,153,758

C.R. Bard, Inc.(b)	9,300	923,583
CareFusion Corp.(a)	22,975	647,895
Coloplast A/S (Denmark) (Class B Stock)	680	98,487
Covidien PLC	49,600	2,576,224
DENTSPLY International, Inc.	16,200	599,238
Intuitive Surgical, Inc.(a)	4,100	1,367,186
Medtronic, Inc.	109,000	4,289,150
St. Jude Medical, Inc.	33,800	1,732,588
Stryker Corp.	34,000	2,067,200
Varian Medical Systems, Inc.(a)(b)	13,100	886,084
Zimmer Holdings, Inc.(a)	21,000	1,271,130

		22,479,617

Healthcare Providers & Services — 1.1%
Aetna, Inc.	40,400	1,512,172

AmerisourceBergen Corp. (Class A Stock)	29,600	1,170,976
Cardinal Health, Inc.	33,750	1,388,137
CIGNA Corp.	28,400	1,257,552
Coventry Health Care, Inc.(a)	17,050	543,725
DaVita, Inc.(a)	9,400	803,794
Express Scripts, Inc.(a)	55,000	3,058,550
Humana, Inc.(a)	16,700	1,167,998
Laboratory Corp. of America Holdings(a)(b)	10,700	985,791
McKesson Corp.	25,230	1,994,431
Medco Health Solutions, Inc.(a)	42,098	2,364,224
Patterson Cos., Inc.	9,000	289,710
Quest Diagnostics, Inc.	15,500	894,660
Tenet Healthcare Corp.(a)	44,600	332,270
UnitedHealth Group, Inc.	111,000	5,017,200
WellPoint, Inc.	38,500	2,686,915

		25,468,105

Healthcare Technology
Cerner Corp.(a)	7,100	789,520

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	44,300	1,699,348
Darden Restaurants, Inc.	13,950	685,364
Intercontinental Hotels Group PLC (United Kingdom)	453	9,287
International Game Technology	28,200	457,686
Marriott International, Inc. (Class A Stock)	27,628	983,004
McDonald’s Corp.	106,600	8,111,194
OPAP SA (Greece)	726	15,547
SJM Holdings Ltd. (Hong Kong)	57,000	99,805
Starbucks Corp.	77,200	2,852,540
Starwood Hotels & Resorts Worldwide, Inc.	18,200	1,057,784
Thomas Cook Group PLC (United Kingdom)	24,614	67,363
Wyndham Worldwide Corp.	17,620	560,492
Wynn Macau Ltd.	48,400	135,023
Wynn Resorts Ltd.	7,400	941,650
Yum! Brands, Inc.	47,500	2,440,550

		20,116,637

Household Durables — 0.2%
D.R. Horton, Inc.(b)	28,700	334,355
Fortune Brands, Inc.	16,600	1,027,374
Harman International Industries, Inc.	6,400	299,648
Leggett & Platt, Inc.	16,800	411,600
Lennar Corp. (Class A Stock)(b)	17,200	311,664
Newell Rubbermaid, Inc.	30,514	583,733
Pulte Group, Inc.(a)(b)	33,522	248,063
Sekisui Chemical Co. Ltd. (Japan)	5,000	39,132
Sekisui House Ltd. (Japan)	8,000	75,018
Stanley Black & Decker, Inc.	16,897	1,294,310
Whirlpool Corp.	7,926	676,563

		5,301,460

Household Products — 1.1%
Clorox Co.(b)	14,500	1,016,015
Colgate-Palmolive Co.	49,300	3,981,468
Henkel AG & Co. KGaA (Germany)	1,107	57,835
Kimberly-Clark Corp.	40,100	2,617,327
Procter & Gamble Co. (The)	282,325	17,391,220
Reckitt Benckiser Group PLC (United Kingdom)	3,822	196,324

		25,260,189

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)	65,000	845,000
Constellation Energy Group, Inc.	21,200	659,956
Dynegy, Inc.(a)	112	637
NRG Energy, Inc.(a)(b)	27,000	581,580

		2,087,173

Industrial Conglomerates — 1.4%
3M Co.	71,900	6,722,650
Delek Group Ltd. (Israel)	388	105,020
General Electric Co.	1,081,800	21,690,090
Hutchison Whampoa Ltd. (Hong Kong)	5,000	59,201
Siemens AG (Germany)	1,887	258,626

Smiths Group PLC (United Kingdom)	440	9,155
Tyco International Ltd.(b)	50,700	2,269,839

		31,114,581

Insurance — 2.0%
ACE Ltd.	34,300	2,219,210
Aflac, Inc.	48,400	2,554,552
Ageas (Belgium)	5,479	15,568
Allianz SE (Germany)	2,074	291,075
Allstate Corp. (The)	58,300	1,852,774
American International Group, Inc.(a)(b)	13,139	461,704
Aon Corp.	32,600	1,726,496
Assurant, Inc.	12,100	465,971
Aviva PLC (United Kingdom)	17,040	118,309
AXA SA (France)	5,284	110,417
Berkshire Hathaway, Inc. (Class B Stock)(a)	175,200	14,651,976
Chubb Corp.	30,800	1,888,348
Cincinnati Financial Corp.	19,037	624,414
Genworth Financial, Inc. (Class A Stock)(a)	51,200	689,152
Hannover Rueckversicherung AG (Germany)	1,535	83,807
Hartford Financial Services Group, Inc. (The)(b)	44,300	1,192,999
Legal & General Group PLC (United Kingdom)	33,241	61,431
Lincoln National Corp.	32,018	961,821
Loews Corp.	33,975	1,463,983
MAPFRE SA (Spain)	2,956	11,139
Marsh & McLennan Cos., Inc.	56,800	1,693,208
MetLife, Inc.	106,800	4,777,164
Muenchener Rueckversicherungs AG (Germany)	925	145,510
Old Mutual PLC (United Kingdom)	76,653	167,236
Principal Financial Group, Inc.	35,800	1,149,538
Progressive Corp. (The)	71,900	1,519,247
Resolution Ltd. (United Kingdom)	11,994	56,934
RSA Insurance Group PLC (United Kingdom)	47,702	100,629
SCOR SE (France)	1,109	30,200
Swiss Life Holding AG (Switzerland)	451	74,536
Torchmark Corp.	10,000	664,800
Travelers Cos., Inc. (The)	43,835	2,607,306
Unum Group	36,310	953,137
XL Group PLC (Class A Stock)	37,600	924,960
Zurich Financial Services AG (Switzerland)	486	136,038

		46,445,589

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(a)	35,300	6,358,589
Dena Co. Ltd. (Japan)	300	10,838
Expedia, Inc.(b)	23,300	527,978
NetFlix, Inc.(a)(b)	4,100	973,053
priceline.com, Inc.(a)	5,000	2,532,200

		10,402,658

Internet Software & Services — 1.0%
Akamai Technologies, Inc.(a)	18,300	695,400
eBay, Inc.(a)	117,500	3,647,200
Google, Inc. (Class A Stock)(a)	25,250	14,801,803
Monster Worldwide, Inc.(a)(b)	14,400	228,960
VeriSign, Inc.	18,400	666,264
Yahoo!, Inc.(a)	125,300	2,086,245

		22,125,872

IT Services — 1.7%
Automatic Data Processing, Inc.(b)	50,700	2,601,417
Cognizant Technology Solutions Corp. (Class A Stock)(a)	30,800	2,507,120
Computer Sciences Corp.	16,400	799,172
Fidelity National Information Services, Inc.(b)	25,600	836,864
Fiserv, Inc.(a)	15,600	978,432
International Business Machines Corp.	124,700	20,334,829
Mastercard, Inc. (Class A Stock)	9,900	2,492,028
OBIC Co. Ltd. (Japan)	270	51,221
Paychex, Inc.	33,100	1,038,016
SAIC, Inc.(a)	29,000	490,680
Teradata Corp.(a)	16,800	851,760
Total System Services, Inc.	19,096	344,110

Visa, Inc. (Class A Stock)	50,500	3,717,810
Western Union Co. (The)	62,210	1,292,102

		38,335,561

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	13,600	637,024
Mattel, Inc.	38,251	953,597
Sega Sammy Holdings, Inc. (Japan)	4,000	69,536

		1,660,157

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(a)	35,614	1,594,795
Life Technologies Corp.(a)	18,201	954,096
PerkinElmer, Inc.	12,600	331,002
Thermo Fisher Scientific, Inc.(a)	41,200	2,288,660
Waters Corp.(a)	9,200	799,480

		5,968,033

Machinery — 1.4%
Atlas Copco AB (Sweden) (Class A Stock)	3,721	98,922
Atlas Copco AB (Sweden) (Class B Stock)	1,171	28,311
Caterpillar, Inc.	64,100	7,137,535
Cosco Corp. Singapore Ltd. (Singapore)	50,000	81,317
Cummins, Inc.	20,500	2,247,210
Danaher Corp.	55,300	2,870,070
Deere & Co.	42,100	4,079,069
Dover Corp.	19,800	1,301,652
Eaton Corp.	33,700	1,868,328
FANUC Corp. (Japan)	900	136,223
Fiat Industrial SpA (Italy)(a)	4,998	71,752
Flowserve Corp.	5,000	644,000
GEA Group AG (Germany)	2,013	66,299
Hexagon AB (Sweden) (Class B Stock)	2,291	54,699
Illinois Tool Works, Inc.	51,200	2,750,464
Ingersoll-Rand PLC(b)	33,300	1,608,723
Joy Global, Inc.	9,800	968,338
Komatsu Ltd. (Japan)	3,200	108,680
Kone OYJ (Finland) (Class B Stock)	1,372	78,942
Metso OYJ (Finland)	415	22,314
PACCAR, Inc.	36,943	1,933,966
Pall Corp.	12,000	691,320
Parker Hannifin Corp.	16,665	1,577,842
SMC Corp. (Japan)	500	82,291
Snap-On, Inc.	7,000	420,420
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	67,000	96,208

		31,024,895

Marine
A.P. Moller — Maersk A/S (Denmark) (Class B Stock)	3	28,220
Neptune Orient Lines Ltd. (Singapore)(a)	24,000	36,938
Nippon Yusen K.K. (Japan)	3,000	11,721
Orient Overseas International Ltd. (Hong Kong)	9,500	99,720

		176,599

Media — 1.8%
British Sky Broadcasting Group PLC (United Kingdom)	2,092	27,687
Cablevision Systems Corp. (Class A Stock)	23,900	827,179
CBS Corp. (Class B Stock)	65,434	1,638,467
Comcast Corp. (Class A Stock)	281,490	6,958,433
DIRECTV (Class A Stock)(a)	83,600	3,912,480
Discovery Communications, Inc. (Class A Stock)(a)(b)	27,500	1,097,250
Fuji Media Holdings, Inc. (Japan)	43	60,173
Gannett Co., Inc.	22,500	342,675
Interpublic Group of Cos., Inc. (The)	49,500	622,215
ITV PLC (United Kingdom)(a)	114,200	141,706
McGraw-Hill Cos., Inc. (The)	32,600	1,284,440
News Corp. (Class A Stock)	234,300	4,114,308
Omnicom Group, Inc.	28,800	1,412,928
Publicis Groupe SA (France)	94	5,272
Scripps Networks Interactive, Inc. (Class A Stock)	9,600	480,864

Societe Television Francaise 1 (France)	4,700	86,291
Time Warner, Inc.	111,966	3,997,186
Time Warner Cable, Inc.	34,914	2,490,765
Viacom, Inc. (Class B Stock)	60,334	2,806,738
Vivendi SA (France)	4,866	138,955
Walt Disney Co. (The)	191,100	8,234,499
Washington Post Co. (The) (Class B Stock)(b)	600	262,536
WPP PLC (United Kingdom)	3,740	46,108

		40,989,155

Metals & Mining — 0.7%
AK Steel Holding Corp.	11,900	187,782
Alcoa, Inc.(b)	104,240	1,839,836
Allegheny Technologies, Inc.(b)	9,900	670,428
Anglo American PLC (United Kingdom)	2,032	104,540
BHP Billiton Ltd. (Australia)	10,993	529,416
BHP Billiton PLC (Australia)	8,584	338,755
Cliffs Natural Resources, Inc.	14,000	1,375,920
Daido Steel Co. Ltd. (Japan)	7,000	39,805
Freeport-McMoRan Copper & Gold, Inc.	96,088	5,337,689
Fresnillo PLC (United Kingdom)	3,066	75,893
Newmont Mining Corp.	50,600	2,761,748
Nucor Corp.	33,100	1,523,262
OZ Minerals Ltd. (Australia)	59,803	98,662
Rio Tinto Ltd. (Australia)	2,569	225,202
Rio Tinto PLC (United Kingdom)	3,823	268,559
Sumitomo Metal Mining Co. Ltd. (Japan)	3,000	51,611
Titanium Metals Corp.(a)	5,000	92,900
United States Steel Corp.(b)	15,600	841,464
Voestalpine AG (Austria)	314	14,743
Xstrata PLC (United Kingdom)	5,035	117,685

		16,495,900

Multiline Retail — 0.4%
Big Lots, Inc.(a)	9,200	399,556
Family Dollar Stores, Inc.	14,300	733,876
J.C. Penney Co., Inc.	21,800	782,838
Kohl’s Corp.	28,800	1,527,552
Macy’s, Inc.	44,874	1,088,643
Next PLC (United Kingdom)	2,166	68,800
Nordstrom, Inc.	15,800	709,104
PPR (France)	190	29,121
Sears Holdings Corp.(a)(b)	4,742	391,926
Target Corp.	71,400	3,570,714

		9,302,130

Multi-Utilities — 0.7%
Ameren Corp.	24,500	687,715
CenterPoint Energy, Inc.	41,800	734,008
Centrica PLC (United Kingdom)	19,763	103,133
CMS Energy Corp.(b)	23,100	453,684
Consolidated Edison, Inc.	29,300	1,486,096
Dominion Resources, Inc.	58,532	2,616,380
DTE Energy Co.	16,600	812,736
GDF Suez (France)	3,031	123,496
Integrys Energy Group, Inc.	8,120	410,141
National Grid PLC (United Kingdom)	14,951	142,468
NiSource, Inc.(b)	28,000	537,040
PG&E Corp.	39,900	1,762,782

Public Service Enterprise Group, Inc.	53,400	1,682,634
SCANA Corp.(b)	11,300	444,881
Sempra Energy	24,319	1,301,067
TECO Energy, Inc.	20,500	384,580
Wisconsin Energy Corp.	24,600	750,300
Xcel Energy, Inc.	47,310	1,130,236

		15,563,377

Office Electronics — 0.1%
Canon, Inc. (Japan)	4,200	182,784
Xerox Corp.	145,663	1,551,311

		1,734,095

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	48,954	4,010,312
Apache Corp.	38,814	5,081,529

BP PLC (United Kingdom)	43,391	316,021
Cabot Oil & Gas Corp.	11,500	609,155
Caltex Australia Ltd. (Australia)	1,126	18,169
Chesapeake Energy Corp.	68,300	2,289,416
Chevron Corp.	204,422	21,961,055
ConocoPhillips	147,377	11,769,527
Consol Energy, Inc.	22,500	1,206,675
Cosmo Oil Co. Ltd. (Japan)	55,000	171,255
Denbury Resources, Inc.(a)(b)	38,600	941,840
Devon Energy Corp.	43,600	4,001,172
El Paso Corp.	72,136	1,298,448
ENI SpA (Italy)	9,659	237,225
EOG Resources, Inc.	26,100	3,093,111
EQT Corp.	14,100	703,590
Exxon Mobil Corp.	504,899	42,477,153
Hess Corp.	30,900	2,632,989
Idemitsu Kosan Co. Ltd. (Japan)	200	23,419
JX Holdings, Inc. (Japan)	30,800	207,358
Marathon Oil Corp.	70,682	3,768,057
Massey Energy Co.(b)	8,300	567,388
Murphy Oil Corp.	19,900	1,461,058
Newfield Exploration Co.(a)	13,800	1,048,938
Noble Energy, Inc.	17,100	1,652,715
Occidental Petroleum Corp.	82,000	8,568,180
Origin Energy Ltd. (Australia)	3,627	60,851
Peabody Energy Corp.	27,900	2,007,684
Pioneer Natural Resources Co.	11,500	1,172,080
QEP Resources, Inc.	16,800	681,072
Range Resources Corp.	16,900	987,974
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	5,797	210,543
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	4,768	172,864
Santos Ltd. (Australia)	4,954	79,681
Southwestern Energy Co.(a)	37,000	1,589,890
Spectra Energy Corp.	65,762	1,787,411
Statoil ASA (Norway)	1,688	46,792
Sunoco, Inc.	12,500	569,875
Tesoro Corp.(a)	15,000	402,450
TonenGeneral Sekiyu K.K. (Japan)	4,000	49,387
Total SA (France)	5,451	331,833
Valero Energy Corp.	57,100	1,702,722
Williams Cos., Inc. (The)	59,700	1,861,446

		133,830,310

Paper & Forest Products — 0.1%
International Paper Co.	42,173	1,272,781
MeadWestvaco Corp.	16,514	500,870
Stora Enso OYJ (Finland) (Class R Stock)	13,671	162,842
Svenska Cellulosa AB (Sweden) (Class B Stock)	1,331	21,425
UPM-Kymmene OYJ (Finland)(a)	532	11,249

		1,969,167

Personal Products — 0.1%
Avon Products, Inc.	41,900	1,132,976
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,600	1,021,416
Kao Corp. (Japan)	5,200	129,719

		2,284,111

Pharmaceuticals — 2.9%
Abbott Laboratories	156,000	7,651,800
Allergan, Inc.	31,200	2,215,824
AstraZeneca PLC (United Kingdom)	6,715	308,410
Bayer AG (Germany)	354	27,412
Bristol-Myers Squibb Co.	170,670	4,510,808
Eli Lilly & Co.	103,900	3,654,163
Forest Laboratories, Inc.(a)	31,100	1,004,530
GlaxoSmithKline PLC (United Kingdom)	6,219	118,671
Hospira, Inc.(a)	15,960	880,992
Johnson & Johnson	277,048	16,415,094
Merck & Co., Inc.	313,833	10,359,627
Mylan, Inc.(a)	41,100	931,737

Novartis AG (Switzerland)	4,794	260,030
Novo Nordisk A/S (Denmark) (Class B Stock)	2,412	303,036
Orion OYJ (Finland) (Class B Stock)(a)	4,178	101,368
Pfizer, Inc.	811,970	16,491,111
Roche Holding AG (Switzerland)	1,678	239,688
Sanofi-Aventis SA (France)	3,828	268,403
Takeda Pharmaceutical Co. Ltd. (Japan)	3,200	149,267
Teva Pharmaceutical Industries Ltd. (Israel)	1,317	66,072
Watson Pharmaceuticals, Inc.(a)	12,000	672,120

		66,630,163

Professional Services — 0.1%
Adecco SA (Switzerland)	2,188	143,882
Dun & Bradstreet Corp. (The)	5,800	465,392
Equifax, Inc.	12,700	493,395
Robert Half International, Inc.	15,700	480,420

		1,583,089

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co. (Class A Stock)	15,633	398,173
AvalonBay Communities, Inc.	9,175	1,101,734
Boston Properties, Inc.	15,100	1,432,235
Dexus Property Group (Australia)	26,340	23,158
Equity Residential	31,000	1,748,710
GPT Group (Australia)	18,234	59,221
HCP, Inc.	38,700	1,468,278
Health Care REIT, Inc.(b)	15,900	833,796
Host Hotels & Resorts, Inc.(b)	66,782	1,176,031
Kimco Realty Corp.	39,000	715,260
Plum Creek Timber Co., Inc.(b)	18,800	819,868
ProLogis	53,800	859,724
Public Storage	14,400	1,597,104
Simon Property Group, Inc.	30,643	3,283,704
Stockland (Australia)	33,434	128,301
Ventas, Inc.	17,200	933,960
Vornado Realty Trust	16,225	1,419,687
Weyerhaeuser Co.	56,198	1,382,471

		19,381,415

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(a)	28,100	750,270
Cheung Kong Holdings Ltd. (Hong Kong)	2,000	32,603
Daiwa House Industry Co. Ltd. (Japan)	9,000	110,580
Kerry Properties Ltd. (Hong Kong)	10,000	50,009
Lend Lease Group (Australia)(c)	11,707	109,830
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	14,656
UOL Group Ltd. (Singapore)	18,000	67,830
Wheelock & Co. Ltd. (Hong Kong)	19,000	71,324

		1,207,102

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	19	150,529
CSX Corp.	37,300	2,931,780
DSV A/S (Denmark)	698	17,234
Norfolk Southern Corp.	35,900	2,486,793
Ryder System, Inc.(b)	4,900	247,940
Union Pacific Corp.	50,200	4,936,166

		10,770,442

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.(a)(b)	63,200	543,520
Altera Corp.	30,800	1,355,816
Analog Devices, Inc.	29,700	1,169,586
Applied Materials, Inc.	139,900	2,185,238
ASM Pacific Technology Ltd. (Netherlands)	7,400	92,898
ASML Holding NV (Netherlands)(a)	5,538	244,086
Broadcom Corp. (Class A Stock)	46,250	1,821,325
First Solar, Inc.(a)(b)	5,200	836,368
Infineon Technologies AG (Germany)	928	9,515
Intel Corp.	564,000	11,375,880
KLA-Tencor Corp.	17,900	847,923
Linear Technology Corp.	23,300	783,579
LSI Corp.(a)	65,700	446,760
MEMC Electronic Materials, Inc.(a)	21,400	277,344

Microchip Technology, Inc.(b)	19,700	748,797
Micron Technology, Inc.(a)	91,600	1,049,736
National Semiconductor Corp.	23,700	339,858
Novellus Systems, Inc.(a)	10,400	386,152
NVIDIA Corp.(a)	58,450	1,078,987
STMicroelectronics NV (France)	2,932	36,316
Teradyne, Inc.(a)(b)	19,800	352,638
Texas Instruments, Inc.	121,500	4,199,040
Xilinx, Inc.	24,900	816,720

		30,998,082

Software — 2.0%
Adobe Systems, Inc.(a)	49,800	1,651,368
Autodesk, Inc.(a)	23,700	1,045,407
BMC Software, Inc.(a)	17,200	855,528
CA, Inc.	41,264	997,763
Citrix Systems, Inc.(a)	19,400	1,425,124
Compuware Corp.(a)	21,200	244,860
Dassault Systemes SA (France)	619	47,573
Electronic Arts, Inc.(a)	33,000	644,490
Intuit, Inc.(a)	29,300	1,555,830
Microsoft Corp.	755,500	19,159,480
Novell, Inc.(a)	35,200	208,736
Oracle Corp.	393,600	13,134,432
Red Hat, Inc.(a)	18,800	853,332
Salesforce.com, Inc.(a)	11,000	1,469,380
SAP AG (Germany)	291	17,816
Symantec Corp.(a)	75,678	1,403,070

		44,714,189

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,700	510,690
AutoNation, Inc.(a)(b)	8,274	292,651
AutoZone, Inc.(a)(b)	2,400	656,544
Bed Bath & Beyond, Inc.(a)	27,300	1,317,771
Best Buy Co., Inc.	30,725	882,422
CarMax, Inc.(a)(b)	23,200	744,720
GameStop Corp. (Class A Stock)(a)(b)	13,600	306,272
Gap, Inc. (The)	40,400	915,464
Home Depot, Inc. (The)	165,350	6,127,871
Inditex SA (Spain)	144	11,555
Kingfisher PLC (United Kingdom)	18,431	72,706
Limited Brands, Inc.	27,906	917,549
Lowe’s Cos., Inc.	137,800	3,642,054
O’Reilly Automotive, Inc.(a)	14,400	827,424
RadioShack Corp.	7,000	105,070
Ross Stores, Inc.	13,300	945,896
Staples, Inc.	73,649	1,430,264
Tiffany & Co.	12,000	737,280
TJX Cos., Inc.	39,400	1,959,362
Urban Outfitters, Inc.(a)	13,100	390,773

		22,794,338

Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA (Switzerland)	3,545	204,750
Coach, Inc.	31,700	1,649,668
NIKE, Inc. (Class B Stock)(b)	38,200	2,891,740
Nisshinbo Holdings, Inc. (Japan)	5,000	48,509
Polo Ralph Lauren Corp.	6,500	803,725
Swatch Group AG (The) (Switzerland)	832	66,125
V.F. Corp.(b)	9,200	906,476

		6,570,993

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	483,032
People’s United Financial, Inc.(b)	37,800	475,524

		958,556

Tobacco — 0.9%
Altria Group, Inc.	211,700	5,510,551
British American Tobacco PLC (United Kingdom)	3,387	135,945
Imperial Tobacco Group PLC (United Kingdom)	5,293	163,623
Lorillard, Inc.	15,547	1,477,121
Philip Morris International, Inc.	183,100	12,016,853

Reynolds American, Inc.				35,600	1,264,868

					20,568,961

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)				13,900	901,137
ITOCHU Corp. (Japan)				5,300	55,498
Marubeni Corp. (Japan)				7,000	50,409
Mitsubishi Corp. (Japan)				3,400	94,381
Mitsui & Co. Ltd. (Japan)				4,000	71,700
Noble Group Ltd. (Hong Kong)				14,000	23,768
Sumitomo Corp. (Japan)				11,500	164,384
W.W. Grainger, Inc.				5,700	784,776
Wolseley PLC (United Kingdom)(a)				1,987	66,907

					2,212,960

Transportation Infrastructure
Atlantia SpA (Italy)				677	15,514
Kamigumi Co. Ltd. (Japan)				3,000	25,643

					41,157

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(a)				38,200	1,979,524
KDDI Corp. (Japan)				2	12,383
MetroPCS Communications, Inc.(a)				26,000	422,240
Mobistar SA (Belgium)				338	23,433
Partner Communications Co. Ltd. (Israel)				4,999	95,032
Softbank Corp. (Japan)				5,300	211,541
Sprint Nextel Corp.(a)				312,277	1,448,965
StarHub Ltd. (Singapore)				15,000	32,130
Vodafone Group PLC (United Kingdom)				134,075	379,624

					4,604,872

TOTAL COMMON STOCKS (cost $821,460,525)					1,249,130,502

PREFERRED STOCKS — 0.1%
Automobiles
Volkswagen AG (Germany)				763	123,757

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(d)				20,000	548,000
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(d)				28,000	736,120

					1,284,120

Household Products
Henkel AG & Co. KGaA (Germany)				877	54,326

Media
ProSiebenSat.1 Media AG (Germany)				2,370	69,375

TOTAL PREFERRED STOCKS (cost $1,465,103)					1,531,578

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.1%
Non-Residential Mortgage-Backed Securities — 0.6%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(d)	A1	0.662%	05/08/15	$ 951	934,275
ARES CLO Funds (Cayman Islands), Ser. 2005-9A, Class A1A, 144A(d)	Aa3	0.573%	04/20/17	715	690,274
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	2.031%	05/17/21	500	500,000

BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.655%	01/15/16	4,159	4,086,356
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aa1	0.561%	08/03/19	495	475,316
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.654%	02/20/15	1,500	1,480,419
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.654%	07/27/16	163	160,294

Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	A1	0.553%	07/22/20	817	769,864
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.563%	12/15/17	2,045	1,976,352
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aa2	0.663%	07/15/16	225	219,075
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.543%	10/19/20	1,257	1,194,553
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.571%	06/01/17	500	476,250
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.728%	02/15/16	1,022	995,565
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	305	316,288
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.663%	08/22/16	453	441,990

					14,716,871

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.900%	03/25/33	579	434,697
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(d)	Ca	3.175%	08/25/33	47	22,704
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(d)	Baa1	0.750%	03/25/34	3,240	2,666,497
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	447	408,127
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	913	761,595
Fremont Home Loan Trust, Ser. 2004-2, Class M1(d)	Aa2	1.105%	07/25/34	506	429,104
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.744%	01/20/35	437	387,733
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.780%	06/25/34	1,207	999,120
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	1.450%	05/25/33	287	238,664
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.300%	12/27/33	1,468	1,242,575
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.150%	07/25/32	893	668,775
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.525%	09/25/32	994	865,732
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(d)	Ba3	1.015%	02/25/34	1,529	1,313,587
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(d)	Ca	0.500%	05/25/36	1,400	507,625

					10,946,535

TOTAL ASSET-BACKED SECURITIES (cost $26,889,144)					25,663,406

BANK LOANS — 0.2%
Cable
Insight Midwest Holding LLC(d)	Ba3	1.260%	10/06/13	678	671,143

Foods
Del Monte Foods Co.(d)	Ba3	4.500%	03/08/18	1,030	1,030,161

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(d)	Ba3	2.557%	11/18/13	370	367,544
HCA, Inc.(d)	Ba3	3.557%	03/31/17	886	883,688

					1,251,232

Technology — 0.1%
First Data Corp.(d)	B1	3.002%	09/24/14	1,025	981,253
First Data Corp.(d)	B1	3.002%	09/24/14	1,398	1,337,320
Flextronics International Ltd. (Singapore)(d)	Ba1	2.504%	10/01/14	120	119,308
Flextronics International Ltd. (Singapore)(d)	Ba1	2.511%	10/01/14	419	415,193

					2,853,074

TOTAL BANK LOANS (cost $5,870,068)					5,805,610

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,801	2,141,056
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(d)	B2	2.885%	02/25/35	685	611,247
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.849%	03/25/35	691	581,606
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Baa1	2.957%	02/25/37	1,778	1,779,326

Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	1,021	1,041,285
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.980%	07/25/35	1,164	1,093,087
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	257	260,507
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004- 1, Class 4A3(d)	Baa1	2.585%	02/25/34	735	706,206
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	684	624,155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,781,620)					8,838,475

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,785,794
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,082,867
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.658%	06/10/49	3,943	4,096,739
Bear Stearns Commercial Mortgage Securities, Ser. 2006- PW11, Class A4(d)	AAA(e)	5.455%	03/11/39	1,200	1,304,049
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(d)	Aaa	5.346%	01/15/46	1,000	1,073,260
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(e)	5.440%	09/15/30	843	877,873
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(e)	5.769%	06/10/46	4,000	4,367,054
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,638	3,705,620
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	944,274
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(e)	5.546%	02/15/39	4,330	4,643,412
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	971	972,970
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(d)	AAA(e)	5.100%	08/15/38	3,000	3,215,168
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(e)	5.816%	05/15/46	2,100	2,227,831
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(d)	Aaa	0.761%	03/10/40	17,244	352
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,727,519
Greenwich Capital Commercial Funding Corp., Ser. 2005- GG5, Class A5(d)	Aaa	5.224%	04/10/37	1,400	1,490,694
Greenwich Capital Commercial Funding Corp., Ser. 2007- GG9, Class A2	Aaa	5.381%	03/10/39	3,760	3,842,468
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,100	2,150,870
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,662	2,779,868
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,840	5,038,354

JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,170	1,204,994
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	2,111,566
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(d)	Aaa	5.475%	04/15/43	2,436	2,624,394
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(d)	Aaa	0.057%	04/15/43	107,300	230,149
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(d)	Aaa	5.803%	06/15/49	2,000	2,063,493
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(e)	4.826%	08/15/29	5,000	5,178,630
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	736,478
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(e)	5.263%	11/15/40	1,390	1,439,476
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	1,630	1,757,575
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,964,440
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(d)	AAA(e)	5.669%	05/12/39	3,400	3,690,758

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(d)	Aaa	5.909%	06/12/46	2,210	2,419,583
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	449,517
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.402%	03/12/44	1,500	1,616,217
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(e)	5.726%	10/15/42	2,600	2,848,470
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	1,580	1,667,113
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,569,699
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(e)	5.646%	06/11/42	1,040	1,108,730
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	1,300	1,395,896
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.739%	05/15/43	5,188	5,658,517

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $88,098,225)					96,062,731

CORPORATE BONDS — 11.3%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	473,065

Airlines — 0.3%
American Airlines, Pass Through Trust, Pass-thru Certs., Ser. 2001-1	B2	6.817%	05/23/11	2,420	2,427,885
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 1998-1, Class A	Baa2	6.648%	09/15/17	215	226,241
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A(f)	Baa2	6.703%	06/15/21	128	133,543
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2009-2, Class A	Baa2	7.250%	11/10/19	705	761,369
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-1, Class A(b)	Baa2	4.750%	01/12/21	735	720,300
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa1	6.821%	08/10/22	392	405,203
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A	Baa2	4.950%	05/23/19	695	695,000
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2011-1, Class A	Baa2	5.300%	04/15/19	610	612,470
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	1,009,533

					6,991,544

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	530,399
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	260,075

					790,474

Banking — 2.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	5,009,407
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,690	1,918,150
Bank of America Corp., Jr. Sub. Notes(b)(d)	Ba3	8.000%	12/29/49	2,100	2,258,277
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	185	192,106
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	105	109,734
Bank of America Corp., Sr. Unsec’d. Notes(g)	A2	6.000%	09/01/17	1,330	1,425,491
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	872,666
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	805	782,469
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	592,761
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	303,313
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,322,429
BNP Paribas Home Loan Covered Bonds SA (France), Covered Notes, 144A	Aaa	2.200%	11/02/15	5,000	4,805,030
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,879
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	602,175
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,190,738
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	570	582,628
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	790	868,166
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	415	520,208
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,997,293
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	691,356
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	740,326
Countrywide Financial Corp., Gtd. Notes, MTN(b)	A2	5.800%	06/07/12	1,160	1,220,158
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	879,728
Discover Bank, Sub. Notes(b)	Ba1	7.000%	04/15/20	485	533,598
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,078,257

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	616,448
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.000%	06/15/20	700	739,988
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	220	219,089
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	806,165
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,731,012
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	113,975
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	2,690	2,703,802
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	150	165,601
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(d)	Baa1	7.900%	04/29/49	2,000	2,188,220
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,360	2,255,480
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,545,564
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(b)	Aa3	5.800%	01/13/20	1,770	1,771,745
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	355	360,968
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	31,886
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,530	2,667,131
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	2,155,017
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	600	644,483
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(d)	Ba1	6.346%	07/25/49	800	801,182
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	390	453,656
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,827,354
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	95	97,175
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	790,387
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(d)	Baa3	7.700%	12/29/49	1,000	1,030,000

					56,223,671

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	5.250%	02/06/12	1,850	474,063
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	6.875%	05/02/18	700	183,750

					657,813

Building Materials & Construction — 0.1%
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,116,327

Cable — 0.5%
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba3	8.000%	04/30/12	1,940	2,037,000
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	115	155,619
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	1,894,117
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	315,684
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	315,718
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	606,313
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,094,322
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,020,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	1,680	1,766,564
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	395,444

					10,600,781

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(f)(i)	Baa1	5.800%	10/15/12	460	488,903
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(f)(i)	Baa1	6.375%	10/15/17	1,198	1,343,055
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(f)(i)	Baa1	7.000%	10/15/37	390	424,916
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	348,480
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	579,161

					3,184,515

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	995	950,258
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,848,998
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	35	51,970
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	842,932
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	131,527
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,617,581
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	533,593

					5,976,859

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,190	2,401,734
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,765,760
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,055,783

					5,223,277

Electric — 0.9%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	191,799
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,286,354
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	574,654
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,158,913
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	352,136
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	145,656
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	468,949
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	577,236
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	984,270
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	853,775
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,160	1,381,516
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,145,804
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	204,925
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,344,944
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	406,096
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	527,315
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	140	146,334
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	608,750
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	875,013
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	335,137
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,383,967
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	572,719
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	620,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	521,850
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	626,844

Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,677,678
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	151,671
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	534,927
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	658,748
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	282,050
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	494,333

					21,094,363

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	A2	4.500%	10/01/20	480	476,331
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,038,205
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	6.750%	11/15/39	975	1,089,064
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	390	394,245

					2,997,845

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(b)	Ba1	6.375%	09/15/17	1,070	1,177,744
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	305	304,606
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	8.700%	03/15/19	225	275,595
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	375	348,606
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,573,916
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	685	680,174
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	6.500%	08/01/36	25	24,997
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,777,062

					6,162,700

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	1,100	1,299,382
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,160	1,550,531
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	230	312,909
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	A2	4.700%	03/01/41	395	404,429
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,059,906
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,021,220
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(f)(i)	A2	6.000%	11/27/17	650	728,307
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	5.700%	10/01/40	936	855,344

Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	517,392
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	684	715,775
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	405	481,071
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,660	1,773,023
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	227,826
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	575,096
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	785	877,238
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	235,765

					12,635,214

Healthcare & Pharmaceutical — 0.2%
AmerisourceBergen Corp., Gtd. Notes(b)	Baa3	5.625%	09/15/12	915	967,883
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	543,289
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	293,690
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,071,781
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	608,798
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	229,961
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	488,690
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	69,958

					5,274,050

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	430	434,537
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	530,407
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	529,920
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	652,742
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,267,700
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	128,700
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	428,970
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	444,392
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,186,795

					5,604,163

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	480	472,103
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	676,705
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	971,238
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	1,052,585
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	272,063
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	995,903
Chubb Corp., Jr. Sub. Notes(d)	A3	6.375%	03/29/67	1,260	1,326,150
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	896,678
Lincoln National Corp., Jr. Sub. Notes(d)	Ba1	6.050%	04/20/67	250	233,750
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	496,775
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	753,345
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	639,461
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,185	1,182,381
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	435	451,009
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	92,482
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	312,105
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	745,566
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	350	369,561
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,065,772

Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	674,865
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,143,564
Progressive Corp. (The), Jr. Sub. Notes(d)	A2	6.700%	06/15/37	715	754,325
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,430	1,612,364
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	830,080
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	315	320,085
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	745,602
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	604,848
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	115,882

					19,807,247

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.250%	02/15/13	1,585	1,693,969
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,932,875

					4,626,844

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,593,750
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	835	799,421
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	475	471,031
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	247,719
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	38,001
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,448,278
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	175	171,289
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	495	491,807
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	876,756
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	178,803
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	821,035
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	451,132
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	620	678,896

					9,267,918

Metals — 0.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	Baa3	3.750%	08/05/15	730	737,223
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	Baa3	6.125%	06/01/18	1,150	1,218,142
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	660	646,827
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	865	917,045
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	255	270,836
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	755	816,931
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	129,634
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,667,000
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	745	796,327

					8,199,965

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	800	840,475
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	970	957,656
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(j)	Aa2	6.000%	08/07/19	3,010	3,286,216
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.875%	01/10/39	730	814,675
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	685	695,733
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	589,522
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,750	1,811,250
SLM Corp., Sr. Notes, MTN(b)	Ba1	6.250%	01/25/16	365	380,512
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	1,090,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,825	3,164,000

					13,630,039

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	447,651

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $397,652; purchased 10/27/10)(f)(i)	Ba2	5.400%	11/01/20	400	394,989
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,080	1,208,263
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	739,891

					2,343,143

Pipelines & Other — 0.2%
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	518,869
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	137,998
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	85,614
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,683,136
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	221,953

					4,647,570

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	817,749
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	730,882
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	675,041
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	30,077

					2,253,749

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	403,616
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	670	672,007
Mack-Cali Realty LP, Sr. Unsec’d. Notes(b)	Baa2	7.750%	08/15/19	685	825,387
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	564,436
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	695,811
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	68	74,407

Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,700	3,025,928

					6,261,592

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,740,351
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	435	442,955
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	557	568,836
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	313,108
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.950%	04/01/41	490	488,635
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	710	810,791
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	387,345
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	330	339,900
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,127,500

					7,219,421

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	364,365
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	55	68,921
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	1,030,719
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	598,413
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	49,868
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	985	1,007,162
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,789,523

					5,908,971

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	5.000%	03/30/20	259	271,100
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	585,471
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	22,553
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	5.350%	09/01/40	2,098	1,879,273
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	610	635,765
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,083,554
CenturyLink, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	04/01/17	325	347,162
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06- 04/10/07)(f)(i)	Baa3	7.995%	06/01/36	1,645	1,854,575
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	484,408
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	861,034
PCCW HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,357,469
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,140,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	179,510
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	3,405	3,722,108
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	341,760
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	227,700
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	570	576,802
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	244,433
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	810	806,532
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	57,625

					20,678,834

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	3,997,956
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	181,324
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,205,965
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	337,660
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	301,633

					6,024,538

TOTAL CORPORATE BONDS (cost $243,874,044)					256,324,143

FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,368,097
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	460	419,476
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	365	368,205
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	421,750
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,199,750

TOTAL FOREIGN AGENCIES (cost $10,571,961)					10,777,278

SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $728,431)	Aa2	6.400%	01/20/40	730	768,325

MORTGAGE-BACKED SECURITIES — 13.1%
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,000	1,963,750
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 -02/01/39	4,783	5,001,704
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	12,000	12,191,256
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	8,000	8,323,752
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	7,137	7,593,239
Federal Home Loan Mortgage Corp.(d)		5.196%	12/01/35	1,583	1,685,727
Federal Home Loan Mortgage Corp.(d)		5.494%	06/01/36	791	827,800
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	6,787	7,277,931
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	10,500	11,171,013
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	3,000	3,251,250
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	1,720	1,899,030
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 -09/01/16	152	164,457
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 - 10/01/32	781	899,414
Federal National Mortgage Association(d)		2.168%	07/01/33	636	660,028
Federal National Mortgage Association		3.500%	06/01/39	1,983	1,870,167
Federal National Mortgage Association		3.500%	TBA 15 YR	2,000	1,999,688
Federal National Mortgage Association		4.000%	TBA 15 YR	6,500	6,678,750
Federal National Mortgage Association		4.000%	TBA 30 YR	8,500	8,332,652
Federal National Mortgage Association		4.000%	TBA 30 YR	23,000	22,619,074
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	22,393	23,060,072
Federal National Mortgage Association		4.500%	TBA 15 YR	400	418,063
Federal National Mortgage Association		5.000%	TBA 30 YR	31,250	32,587,906
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/36	10,906	11,508,827
Federal National Mortgage Association		5.500%	03/01/16 -04/01/37	32,840	35,355,200
Federal National Mortgage Association(d)		5.615%	07/01/37	982	1,045,917
Federal National Mortgage Association(d)		5.827%	06/01/37	411	437,190
Federal National Mortgage Association		6.000%	04/01/13 - 06/01/38	19,636	21,552,417
Federal National Mortgage Association		6.000%	TBA 30 YR	5,000	5,418,750
Federal National Mortgage Association		6.500%	07/01/17 -01/01/37	7,070	7,993,238
Federal National Mortgage Association		7.000%	08/01/11 - 07/01/32	558	641,880
Federal National Mortgage Association		7.500%	05/01/12 -05/01/32	237	267,220
Government National Mortgage Association		4.000%	TBA 30 YR	1,000	999,531
Government National Mortgage Association		4.000%	TBA 30 YR	1,500	1,495,312
Government National Mortgage Association		4.000%	TBA 30 YR	7,000	7,000,000
Government National Mortgage Association		4.500%	TBA 30 YR	28,000	28,831,236
Government National Mortgage Association		5.000%	TBA 30 YR	3,000	3,182,343
Government National Mortgage Association		5.500%	08/15/33 - 04/15/36	5,967	6,515,204
Government National Mortgage Association		6.000%	11/15/23 - 07/15/34	1,979	2,183,787
Government National Mortgage Association		6.500%	10/15/23 - 09/15/36	3,874	4,390,557
Government National Mortgage Association		8.000%	01/15/24 - 07/15/24	50	58,317

TOTAL MORTGAGE-BACKED SECURITIES (cost $290,508,357)					299,353,649

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,314,670
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	931,161
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	924,938
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,119,530
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,102,376
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	381,514
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	263,585
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	425,076
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	444,602
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	609,356
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,326,600
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	377,864

State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	267,540
State of California, General Obligation Unlimited, BABs(b)	A1	7.625%	03/01/40	205	225,143
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	300,831

TOTAL MUNICIPAL BONDS (cost $10,074,230)					10,014,786

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36	950	1,028,308
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	420	473,120
Resolution Funding Corp. Interest Strip, Bonds(l)		3.690%	04/15/18	2,645	2,093,644
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%	02/15/21	1,120	1,123,701
Tennessee Valley Authority, Bonds		5.880%	04/01/36	85	97,344
Tennessee Valley Authority, Bonds, Ser. E		6.250%	12/15/17	360	427,081

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,138,419)					5,243,198

U.S. TREASURY SECURITIES — 4.8%
U.S. Treasury Bonds(j)		4.250%	11/15/40	3,940	3,768,240
U.S. Treasury Bonds		5.250%	11/15/28	10,150	11,426,676
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	8,782	9,208,313
U.S. Treasury Notes(b)		2.125%	02/29/16	5,450	5,432,969
U.S. Treasury Notes		2.250%	03/31/16	29,360	29,394,351
U.S. Treasury Notes		2.375%	03/31/16	1,485	1,495,325
U.S. Treasury Notes		2.625%	08/15/20	4,595	4,310,684
U.S. Treasury Notes(b)		3.625%	02/15/21	2,140	2,170,429
U.S. Treasury Strips Coupon(m)		3.170%	11/15/18	5,660	4,447,175
U.S. Treasury Strips Coupon(m)		4.300%	05/15/24	9,985	5,713,367
U.S. Treasury Strips Coupon(m)		4.330%	08/15/24	11,695	6,594,214
U.S. Treasury Strips Coupon(m)		4.330%	11/15/24	4,145	2,300,873
U.S. Treasury Strips Coupon(b)(m)		5.010%	08/15/22	2,150	1,362,281
U.S. Treasury Strips Coupon(m)		5.440%	11/15/23	12,715	7,490,902
U.S. Treasury Strips Coupon(m)		5.530%	02/15/24	10,000	5,805,770
U.S. Treasury Strips Coupon(m)		5.980%	05/15/25	6,000	3,232,032
U.S. Treasury Strips Coupon(m)		6.650%	05/15/27	2,280	1,091,944
U.S. Treasury Strips Coupon(m)		8.420%	08/15/33	8,260	2,836,567

TOTAL U.S. TREASURY SECURITIES (cost $106,397,285)					108,082,112

TOTAL LONG-TERM INVESTMENTS (cost $1,620,857,412)					2,077,595,793

SHORT-TERM INVESTMENTS — 18.0%
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Bill(k)		0.180%	06/16/11	4,700	4,699,257
U.S. Treasury Bill(k)		0.130%	09/15/11	2,000	1,998,516

TOTAL U.S. TREASURY SECURITIES (cost $6,697,008)					6,697,773

				Shares
AFFILIATED MUTUAL FUNDS — 17.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $133,170,781)(n)				13,705,106	123,894,161
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $280,400,670; includes $64,221,724 of cash collateral received for securities on loan)(n)(o)				280,400,670	280,400,670

TOTAL AFFILIATED MUTUAL FUNDS (cost $413,571,451)					404,294,831

TOTAL SHORT-TERM INVESTMENTS (cost $420,268,459)	410,992,604

TOTAL INVESTMENTS(p) — 109.2% (cost $2,041,125,871)	2,488,588,397
LIABILITIES IN EXCESS OF OTHER ASSETS(q) (9.2)%	(209,149,502)

NET ASSETS — 100.0%	$2,279,438,895

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,496,093; cash collateral of $64,221,724 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.
(e)	Standard & Poor’s Rating.
(f)	Indicates a security that has been deemed illiquid.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Indicates a restricted security; the aggregate original cost of such securities is $4,754,582. The aggregate value of $5,234,745 is approximately 0.2% of net assets.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.
(m)	Rate shown reflects the effective yield at March 31, 2011.
(n)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	As of March 31, 2011, 4 securities representing $2,097,849 and 0.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(q)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
	Long Positions:
271	2 Year U.S. Treasury Notes	Jun. 2011	$59,066,723	$59,111,875	$45,152
1090	5 Year U.S. Treasury Notes	Jun. 2011	127,138,470	127,300,078	161,608
29	S&P 500 E-mini	Jun. 2011	1,857,024	1,915,450	58,426
261	S&P 500 Index	Jun. 2011	84,154,833	86,195,250	2,040,417
1	U.S. Ultra Bond	Jun. 2011	123,470	123,563	93

					2,305,696

	Short Positions:
283	10 Year U.S. Treasury Notes	Jun. 2011	33,728,949	33,685,844	43,105
429	U.S. Long Bond	Jun. 2011	51,093,626	51,560,438	(466,812)

					(423,707)

					$1,881,989

Interest rate swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA(1)	03/15/16	$2,160	2.404%	3 month LIBOR	$391	$—	$391
Citibank, NA(1)	03/23/16	1,080	2.251%	3 month LIBOR	(7,603)	—	(7,603)
Citibank, NA(1)	08/15/26	10,770	4.084%	3 month LIBOR	(20,436)	—	(20,436)
Citibank, NA(2)	03/15/16	3,240	2.555%	3 month LIBOR	(26,955)	—	(26,955)
Morgan Stanley Capital Services, Inc.(1)	03/08/16	3,020	2.387%	3 month LIBOR	2,991	—	2,991
Morgan Stanley Capital Services, Inc.(1)	03/23/16	2,840	2.251%	3 month LIBOR	(19,995)	—	(19,995)
Morgan Stanley Capital Services, Inc.(2)	02/16/16	5,865	2.555%	3 month LIBOR	(65,286)	—	(65,286)

					$(136,893)	$—	$(136,893)

LIBOR—London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)# (2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues - Buy Protection(1):
Barclays Bank PLC	09/20/12	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$(13,049)	$—	$(13,049)
Deutsche Bank AG	09/20/11	1,000	1.000%	DISH DBS Corp., 6.625%, 10/01/14	(2,614)	3,752	(6,366)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(91,460)	(21,327)	(70,133)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	(17,458)	43,218	(60,676)
Deutsche Bank AG	06/20/13	2,000	1.000%	United States Steel Corp., 6.650%, 06/01/37	16,835	72,840	(56,005)
Deutsche Bank AG	03/20/14	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(293,281)	—	(293,281)
Deutsche Bank AG	06/20/18	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(71,186)	—	(71,186)
JPMorgan Chase Bank	06/20/14	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	12,390	—	12,390
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	7,439	—	7,439
Merrill Lynch Capital Services, Inc.	06/20/18	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	29,646	—	29,646
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(22,865)	(7,709)	(15,156)
Morgan Stanley Capital Services, Inc.	06/20/18	1,600	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	69,924	—	69,924

Morgan Stanley Capital Services, Inc.	06/20/18	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	11,504	—	11,504

					$(364,175)	$90,774	$(454,949)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value at 03/31/2011
Credit contracts	$(454,949)
Equity contracts	2,098,843
Interest rate contracts	(353,747)

Total	$1,290,147

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$5,883,063	$8,833,808
Residential Mortgage-Backed Securities	—	10,946,535	—
Bank Loans	—	5,805,610	—
Collateralized Mortgage Obligations	—	8,838,475	—
Commercial Mortgage-Backed Securities	—	96,062,731	—
Common Stocks	1,249,130,502	—	—
Corporate Bonds	—	256,324,143	—
Foreign Agencies	—	10,777,278	—
Sovereign	—	768,325	—
Mortgage-Backed Securities	—	299,353,649	—
Municipal Bonds	—	10,014,786	—
Preferred Stocks	1,531,578	—	—
U.S. Government Agency Obligations	—	5,243,198	—
U.S. Treasury Securities	—	114,779,885	—
Affiliated Mutual Funds	404,294,831	—	—
Other Financial Instruments*
Futures Contracts	1,881,989	—	—
Interest Rate Swaps	—	(136,893)	—
Credit Default Swaps	—	(454,949)	—

Total	$1,656,838,900	$824,205,836	$8,833,808

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Diversified Bond Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Moody's Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.9%
ASSET-BACKED SECURITIES — 12.3%
Non-Residential Mortgage-Backed Securities — 7.5%
ARES CLO Funds (Cayman Islands), 144A
Ser. 2003-7AW, Class A1A(a)	Aa3	0.662%	05/08/15	$ 557	$ 547,033
Ser. 2004-8A, Class A1A(a)	Aa3	0.741%	02/26/16	1,220	1,166,212
Ser. 2005-9A, Class A1A(a)	Aa3	0.573%	04/20/17	2,504	2,415,959
Ser. 2005-10A, Class A2(a)	Aa3	0.549%	09/18/17	1,316	1,264,491
Ser. 2005-10A, Class A3(a)	Aa3	0.549%	09/18/17	1,119	1,075,400
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.655%	01/15/16	5,750	5,649,567
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A(a)	Aa1	0.533%	07/25/17	1,493	1,444,117
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.055%	02/15/17	2,100	2,085,219
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005- 1A, Class A1, 144A(a)	Aa1	0.579%	06/20/17	5,750	5,547,025
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa1	0.561%	08/03/19	4,951	4,753,162
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,885,576
Ser. 2005-C2, Class C2(a)	Baa2	0.722%	03/24/17	2,320	2,235,942
Ser. 2005-C3, Class C3(a)	Baa2	0.665%	07/15/14	5,280	5,236,048
Ser. 2006-C1, Class C1(a)	Baa2	0.654%	02/20/15	6,320	6,237,497
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)(b)	Aaa	2.203%	04/20/19	2,000	2,005,820
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007- 9A, Class A1A, 144A(a)(b)	Aaa	0.513%	04/20/19	1,900	1,795,880
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.654%	07/27/16	652	641,176
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aa3	0.609%	03/26/17	2,985	2,880,907
Ser. 2006-3A, Class A(a)	A1	0.553%	07/22/20	2,042	1,924,659
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.255%	05/15/34	265	86,643
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class B, 144A(a)	A3	0.900%	08/26/19	1,488	1,317,266
Granite Ventures Ltd. (Cayman Islands), 144A
Ser. 2005-1A, Class A1(a)	Aaa	0.573%	05/24/15	891	873,043
Ser. 2005-2A, Class A1(a)	Aaa	0.563%	12/15/17	2,685	2,593,962
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa2	0.663%	07/15/16	1,573	1,533,523
Hewett's Island CDO Ltd. (Cayman Islands), Ser. 2006- 4A, Class A, 144A(a)	Aa1	0.572%	05/09/18	2,764	2,653,432
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	A2	0.573%	11/15/17	3,381	3,229,266
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.543%	10/19/20	1,451	1,378,331
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.623%	10/22/16	1,000	967,489
Ser. 2005-3A, Class A(a)	Aaa	0.571%	06/01/17	2,500	2,381,250
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32	6,254	6,265,374
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.605%	10/15/14	1,900	1,907,550
Ser. 2004-C2, Class C2(a)	A3	1.155%	11/15/16	9,800	9,715,597
Ser. 2006-C1, Class C1(a)	A3	0.675%	07/15/15	16,600	16,395,390
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004- 3A, Class A1LA, 144A(a)	Aaa	0.728%	02/15/16	1,554	1,513,258
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	0.883%	07/10/15	1,226	1,207,900
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	1,498	1,561,260
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.663%	08/22/16	906	883,979
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aa2	0.803%	01/21/16	2,805	2,717,470

					114,973,673

Residential Mortgage-Backed Securities — 4.8%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Baa3	1.150%	09/25/33	1,992	1,682,415

Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Caa2	3.175%	10/25/31	604	408,946
Ser. 2004-R8, Class M1(a)	Baa1	0.890%	09/25/34	950	806,602
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	Ba2	4.490%	09/25/33	2,400	1,794,437
Ser. 2004-W6, Class M1(a)	Baa1	0.800%	05/25/34	3,999	3,321,351
Ser. 2004-W10, Class A2(a)	Aaa	0.640%	10/25/34	1,802	1,685,901
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Baa3	1.300%	08/25/33	2,389	2,093,837
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	A3	1.500%	06/15/33	1,804	1,515,455
Ser. 2004-HE1, Class M1(a)	Ba1	1.305%	01/15/34	326	282,302
Ser. 2004-HE5, Class M1(a)	A2	0.850%	08/25/34	2,600	2,149,053
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Ba1	0.850%	03/25/34	4,837	4,066,889
Ser. 2004-HE3, Class M2(a)	B1	1.975%	04/25/34	2,578	2,267,466
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.625%	03/25/33	348	24,376
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,238,299
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	C	1.330%	11/25/34	147	68,361
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.500%	08/25/32	138	51,360
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	1,155	963,464
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.730%	09/25/35	3,600	2,688,491
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Baa3	1.300%	12/25/33	344	271,865
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.225%	11/25/33	3,520	3,087,075
HSBC Home Equity Loan Trust
Ser. 2006-1, Class M1(a)	Aa1	0.534%	01/20/36	968	855,695
Ser. 2006-2, Class A1(a)	Aaa	0.404%	03/20/36	266	250,180
Ser. 2006-2, Class A2(a)	Aaa	0.434%	03/20/36	323	297,877
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.550%	03/25/36	3,200	1,265,014
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	1.000%	02/25/34	4,250	3,651,290
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	B3	1.030%	02/25/34	3,614	3,202,670
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	A-(c)	1.050%	08/25/35	1,000	728,065
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.510%	06/25/35	3,004	2,473,381
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	Ca	3.400%	11/25/32	171	49,623
Ser. 2003-HE1, Class M1(a)	Ba2	1.450%	05/25/33	2,136	1,778,049
Ser. 2003-HE3, Class M1(a)	Ba3	1.270%	10/25/33	1,568	1,298,736
Ser. 2004-NC1, Class M1(a)	Baa2	1.300%	12/27/33	1,193	1,009,592
Ser. 2004-OP1, Class M1(a)	Aa1	0.830%	11/25/34	3,688	3,129,952
Ser. 2004-WMC1, Class M1(a)	B1	1.180%	06/25/34	3,176	2,824,125
Ser. 2004-WMC2, Class M1(a)	B2	1.165%	07/25/34	2,794	2,422,808
New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	A2	1.375%	10/25/33	4,758	4,121,668
Ser. 2004-4, Class M1(a)	Ba1	0.760%	02/25/35	3,048	2,583,139
Residential Asset Mortgage Products, Inc., Ser. 2004- RS12, Class MII2(a)	Aa3	1.050%	12/25/34	1,075	1,008,805
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	955,305
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Ba2	1.375%	12/25/32	650	533,967
Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	B1	1.030%	02/25/34	4,452	3,706,838
Ser. 2006-FR1, Class M1(a)	Caa3	0.650%	11/25/35	2,000	526,854
Specialty Underwriting & Residential Finance, Ser. 2004- BC1, Class M1(a)	A1	1.015%	02/25/35	83	71,006
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(c)	0.955%	03/25/34	2,297	1,843,364
Ser. 2004-7, Class A8(a)	AAA(c)	1.450%	08/25/34	1,400	1,028,762
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.250%	07/25/32	1,345	998,521

					73,083,231

TOTAL ASSET-BACKED SECURITIES (cost $180,213,746)					188,056,904

BANK LOANS — 1.8%

Cable — 0.1%
Insight Midwest Holding LLC(a)	Ba3	1.260%	10/06/13	1,789	1,771,071

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)	B3	2.251%	07/20/15	409	370,369
Capital Safety Group Ltd.(a)	B3	3.001%	07/20/16	1,091	987,131

					1,357,500

Consumer
Huish Detergents, Inc.(a)	Ba2	2.000%	04/26/14	203	196,940

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.759%	10/10/14	1,930	1,624,302

Foods — 0.1%
Del Monte Foods Co.(a)	Ba3	4.500%	03/08/18	1,875	1,875,293

Gaming — 0.2%
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	3,000	3,035,625

Healthcare & Pharmaceutical — 0.4%
HCA, Inc.(a)	Ba3	2.557%	11/18/13	462	459,430
HCA, Inc.(a)	Ba3	3.557%	03/31/17	1,108	1,104,610
Royalty Pharma Finance Trust	Baa3	7.750%	05/15/15	4,000	4,120,000

					5,684,040

Non-Captive Finance — 0.5%
American General Financial Services Corp.	B1	7.250%	04/21/15	3,225	3,226,513
International Lease Finance Corp.(a)	Ba2	6.750%	03/17/15	1,990	1,997,492
International Lease Finance Corp.(a)	Ba3	7.000%	03/17/16	1,460	1,466,131

					6,690,136

Retailers — 0.1%
Neiman Marcus Group, Inc.(a)	B2	4.310%	04/06/16	1,402	1,400,242

Technology — 0.2%
First Data Corp.(a)	B1	3.002%	09/24/14	978	936,650
First Data Corp.(a)	B1	3.002%	09/24/14	1,864	1,783,093
Flextronics International Ltd. (Singapore)(a)	Ba1	2.504%	10/01/14	119	117,988
Flextronics International Ltd. (Singapore)(a)	Ba1	2.511%	10/01/14	414	410,599

					3,248,330

TOTAL BANK LOANS (cost $27,047,512)					26,883,479

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	1,263	1,287,905
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	257	260,506
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.585%	02/25/34	2,058	1,977,378
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	1,049	957,511

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,668,913)					4,483,300

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.5%
Banc of America Commercial Mortgage, Inc.
Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	275	275,304
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	3,459	3,514,013
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	2,800	2,826,930
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	4,953	5,030,258
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,666,627
Ser. 2007-4, Class A3(a)	AAA(c)	5.809%	02/10/51	6,460	6,840,846
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,579,823
Bear Stearns Commercial Mortgage Securities
Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	1,198	1,200,530
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,893	1,899,871
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,187,214
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	6,128	6,265,567
Ser. 2007-C6, Class A3(a)	Aaa	5.698%	12/10/49	4,850	5,090,209
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	58	58,386

Ser. 2006-CD2, Class AAB(a)	Aaa	5.374%	01/15/46	2,994	3,136,185
Commercial Mortgage Pass-Through Certificates
Ser. 2006-C7, Class A3(a)	AAA(c)	5.889%	06/10/46	2,703	2,769,362
Ser. 2006-C7, Class A4(a)	AAA(c)	5.951%	06/10/46	4,000	4,367,054
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	7,280	7,415,204
Credit Suisse First Boston Mortgage Securities Corp.
Ser. 2001-CP4, Class B	AAA(c)	6.330%	12/15/35	1,400	1,403,584
Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,097,064
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	4,718,478
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,458	3,502,662
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	7,177	7,242,562
Ser. 2007-C4, Class A2(a)	Aaa	5.802%	09/15/39	457	467,376
GE Capital Commercial Mortgage Corp.
Ser. 2006-C1, Class A4(a)	AAA(c)	5.513%	03/10/44	4,300	4,625,667
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	10,717	10,884,310
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	376	375,890
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	8,515	8,601,019
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,217,429
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	5,649	5,773,309
GS Mortgage Securities Corp. II,
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	3,348	3,383,278
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,920	7,087,629
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,874,435
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,304,852
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	1,640	1,766,834
Ser. 2006-LDP7, Class A2(a)	Aaa	6.047%	04/15/45	3,718	3,731,997
Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	10,590	10,926,194
Ser. 2007-LD12, Class A3(a)	Aaa	5.987%	02/15/51	5,200	5,516,522
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,285	4,351,708
LB-UBS Commercial Mortgage Trust
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,450,960
Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,174,748
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	228	227,983
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	7,542,124
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	1,875	1,901,431
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	6,111,518
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,469	3,593,079
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(c)	5.669%	05/12/39	7,920	8,597,296
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-1, Class A4(a)	AAA(c)	5.610%	02/12/39	3,000	3,228,926
Ser. 2006-2, Class A4(a)	Aaa	6.097%	06/12/46	2,625	2,873,939
Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	2,095	2,192,520
Ser. 2006-4, Class A2(a)	Aaa	5.112%	12/12/49	4,389	4,437,528
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	263	270,328
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,112	5,288,228
Morgan Stanley Capital I
Ser. 2006-HQ8, Class A4(a)	Aaa	5.402%	03/12/44	5,000	5,387,390
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,611,459
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,463,149
Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,536,392
Ser. 2006-T23, Class A3(a)	AAA(c)	5.803%	08/12/41	1,318	1,389,803
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	2,196	2,276,331
Ser. 2005-C20, Class A4(a)	Aaa	5.243%	07/15/42	28	28,036
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	2,000	2,104,027
Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	3,438	3,691,607
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,230,105
Ser. 2006-C25, Class A4(a)	Aaa	5.738%	05/15/43	6,000	6,544,791
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	4,499	4,526,734
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	427	431,676
Ser. 2007-C33, Class A2(a)	Aaa	5.854%	02/15/51	4,850	4,975,505
Ser. 2007-C33, Class A3(a)	Aaa	5.899%	02/15/51	4,564	4,841,381
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,711,066

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $243,034,965)					266,616,242

CORPORATE BONDS — 43.5%

Aerospace & Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	697,148
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	2,520	2,595,600

					3,292,748

Airlines — 0.7%
American Airlines Pass Through Trust 2001-01, Pass- thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,750	2,758,960
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,520
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	962	964,031
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,785	1,829,163
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	560	548,800
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass- thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,456	1,503,304
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass- thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	805	805,000
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass- thru Certs., Ser. A	Baa2	5.300%	04/15/19	850	853,442
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa2	6.636%	07/02/22	1,103	1,113,658

					10,378,878

Automotive — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	09/15/20	825	824,666
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	9.875%	08/10/11	3,100	3,188,245
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	707,198

					4,720,109

Banking — 7.7%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,593,750
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	3,474,769
Bank of America Corp., Jr. Sub. Notes(a)(d)	Ba3	8.000%	12/29/49	3,500	3,763,795
Bank of America Corp., Sr. Unsec’d. Notes(e)	A2	6.000%	09/01/17	4,590	4,919,553
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	790	811,066
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(d)	Aa3	6.750%	05/22/19	1,610	1,818,350
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,835,089
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	2,380	2,582,300
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	766,543
Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A(a)	A3	5.506%	12/29/49	3,050	3,034,750
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%	08/09/20	2,055	2,115,526
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,233,795
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	5,164,477
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,696,580
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	3,670	3,860,326
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,034,995
Discover Bank, Sub. Notes(d)	Ba1	7.000%	04/15/20	2,005	2,205,905
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.000%	06/15/20	2,420	2,558,243
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	2,195	2,185,908
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,469,060
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,498,288
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	443,797
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,155,602
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,018,473
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	1,625	1,657,087
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,650	2,774,839
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	260	287,042
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba2	7.250%	08/29/49	2,380	2,382,966
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900%	04/29/49	6,130	6,706,894
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	600	573,427
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	5,100	4,928,401

KeyCorp, Sr. Unsec’d. Notes, MTN	Baa1	5.100%	03/24/21	1,155	1,147,870
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,636,135
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	2,650	2,652,613
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050%	08/15/12	1,500	1,594,077
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	4,253,705
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,920	1,937,848
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,691,218
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	Aaa	1.875%	04/07/14	400	398,756
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	1,720	1,759,381
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,525	1,569,980
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125%	10/04/16	2,250	2,258,129
State Street Corp.	A3	4.956%	03/15/18	3,025	3,117,142
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,107,529
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	2,067,568
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.676%	06/15/16	7,240	7,282,788

					117,026,335

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	2,740	719,250

Building Materials & Construction — 0.9%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750%	09/10/14	1,220	1,337,425
Country Garden Holdings Co., (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S	Ba3	11.750%	09/10/14	3,650	4,001,313
KB Home, Gtd. Notes	B1	6.375%	08/15/11	447	451,470
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,789,779
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15	4,695	4,792,252

					13,372,239

Cable — 2.0%
Cequel Communications Holdings I LLC
Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,397,750
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba3	8.000%	04/30/12	11,930	12,526,500
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,441,167
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	2,825	2,831,133
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	3,110	3,348,761
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	899,330
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,270,836
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,296,419

					31,011,896

Capital Goods — 0.8%
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	1,300	1,356,875
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	2,475	2,648,250
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	5,395,332
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,709,484

					12,109,941

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	468,086
CF Industries, Inc., Gtd. Notes(d)	Ba1	6.875%	05/01/18	785	881,163
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	831,269
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,369,029
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,252	1,859,049
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(d)	Ba2	8.000%	11/01/17	2,000	2,205,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	1,440	1,485,000
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	350	340,996
Rockwood Specialties Group, Inc., Gtd. Notes	B1	7.500%	11/15/14	5,175	5,297,906
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23	3,058	3,376,427

					19,113,925

Consumer — 0.4%
Realogy Corp., Gtd. Notes, 144A	Caa3	12.000%	04/15/17	2	1,845
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	5,260	5,956,950

					5,958,795

Electric — 2.5%
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,078,043
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A.	Baa1	6.000%	02/02/18	600	569,241
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,349,143
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.350%	08/01/13	625	700,397
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	2,909,978
Enersis SA (Chile), Sr. Unsec’d. Notes(d)	Baa3	7.375%	01/15/14	3,700	4,118,577
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	525,448
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,137,897
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	1,858,468
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	06/15/12	750	791,307
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	1,150	1,202,033
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,730	2,985,981
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	4,205	4,218,356
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	2,970	3,066,806
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A (original cost $1,563,824; purchased 09/22/09)(b)(g)	Ba3	10.875%	06/01/16	1,600	1,792,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,664,098
Star Energy Geothermal Wayang Windu Ltd., (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	1,910	2,186,950
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,186,587
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,088,031

					38,429,341

Energy — Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(d).	A2	4.500%	10/01/20	870	863,351
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,510	1,633,009
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	3,325	3,713,988
Hess Corp., Sr. Unsec’d. Notes	Baa2	5.600%	02/15/41	1,780	1,700,491
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	615	621,694

					8,532,533

Energy — Other — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	540	594,375
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	445	444,426
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	8.700%	03/15/19	250	306,217
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	615	571,714
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	3,585	3,809,558
Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A .	Baa3	5.326%	02/03/16	5,175	5,321,892
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,899,553
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(d)	Ba2	6.625%	11/15/20	1,000	1,030,000
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	1,165	1,156,793

					15,134,528

Foods — 1.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	2,200	2,598,763
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	1,640	2,017,705
ARAMARK Corp., Gtd. Notes(d)	B3	8.500%	02/01/15	3,569	3,720,683
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	A2	4.700%	03/01/41	695	711,590
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	2,720	2,726,800
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,065,000
Kraft Foods, Inc., Sr. Unsec'd. Notes	Baa2	6.500%	02/09/40	1,005	1,073,426
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	4,215	4,963,163
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	05/15/12	650	672,750
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	1,000	1,117,500
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,710,553

					22,377,933

Gaming — 0.7%
Ameristar Casinos, Inc., Gtd. Notes	B2	9.250%	06/01/14	2,890	3,175,388
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A .	B2	9.500%	10/15/15	2,710	2,835,337
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba3	10.375%	05/15/14	1,115	1,276,675
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000%	11/15/13	2,775	3,333,469

					10,620,869

Healthcare & Pharmaceutical — 0.3%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B1	12.375%	11/01/14	1,650	1,792,313
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	2,030	2,184,787

					3,977,100

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,140,173
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	727,983
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,299,560
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	736,000
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	4,252,079
Health Care Service Corp., Sr. Unsec’d. Notes, 144A	A2	4.700%	01/15/21	255	255,972
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,920,940
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	815,042
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	211,357
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	2,000	2,243,444

					16,602,550

Insurance — 2.9%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	430	422,925
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,760,467
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	1,820	1,880,310
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	324,796
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,013,929
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,344,926
American International Group, Inc., Sr. Unsec’d. Notes, MTN(e)	Baa1	5.850%	01/16/18	3,700	3,854,053
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes .	Baa1	5.750%	12/01/14	3,350	3,599,099
Chubb Corp., Jr. Sub. Notes(a)	A3	6.375%	03/29/67	1,775	1,868,188
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,329,562
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	968,269
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	327,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,443,911
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,601,819
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(d)	A1	8.875%	06/01/39	1,200	1,641,071
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	2,000	2,431,150
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	500	527,944
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	896,305
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	1,070,825
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,604,587
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	500	508,072
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,273,412
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	7,101,209
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,724,900
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	147,487

					43,666,466

Lodging — 0.9%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	2,350	2,684,875
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,815,193
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,239,775
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	6.250%	02/15/13	980	1,047,375
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.750%	02/01/18	2,150	2,227,727

					14,014,945

Media & Entertainment — 4.1%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	233,506
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	4,800	5,625,998
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500%	08/15/15	12,253	13,585,223
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	5.750%	06/01/11	2,240	2,240,000
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,141,250
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	239,921
Intelsat Subsidiary Holding Co. SA (Bermuda), Gtd. Notes	B3	8.500%	01/15/13	3,394	3,404,182

LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	3,000	2,996,250
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13	1,500	1,500,000
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	1,350	1,292,476
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	455,802
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	70,573
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,620,011
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	1,430	1,418,051
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	1,800	2,119,500
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	2,285	2,293,569
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	Baa3	4.950%	04/01/14	7,000	7,259,077
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16	4,750	5,428,229
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,358,056
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,694,670
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	860	917,553
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	1,240	1,331,914
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	580	635,096
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,147,958

					62,008,865

Metals — 1.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	535	540,294
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	2,600	2,754,060
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	1,075	1,053,544
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	2,095	2,309,737
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	2,600	2,765,750
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,146,840
Novelis, Inc. (Canada), Gtd. Notes, 144A	B2	8.375%	12/15/17	3,525	3,815,813
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	287	345,118
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	2,000	2,077,500
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	734,754
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,496,453
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,528,578

					23,568,441

Non-Captive Finance — 3.1%
Ally Financial, Inc., Gtd. Notes	B1	6.875%	09/15/11	2,260	2,302,375
Bosphorus Financial Services Ltd., (Cayman Islands), Sr. Sec’d. Notes, MTN, Reg.-S (a)	Baa2	2.113%	02/15/12	556	549,984
CIT Group, Inc., Sec’d. Notes(d)	B3	7.000%	05/01/17	3,475	3,479,344
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,568,038
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	Aa2	5.875%	01/14/38	1,675	1,653,684
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	6,315	6,894,502
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	1,185	1,203,568
HSBC Finance Corp., Sr. Sub. Notes, 144A	Baa1	6.676%	01/15/21	460	477,473
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	2,875	3,069,062
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.750%	06/15/11	3,105	3,116,644
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36	6,100	5,372,325
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa3	1.023%	07/03/33	2,584	1,782,814
SLM Corp., Sr. Notes, MTN(d)	Ba1	6.250%	01/25/16	1,385	1,443,863
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	4,189,126
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,584,000
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B3	5.200%	12/15/11	2,750	2,743,125
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B3	5.625%	08/17/11	1,400	1,401,750
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	2,000	1,827,500

					46,659,177

Packaging — 0.4%
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	6,600	6,917,896

Paper — 1.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,054,000; purchased 06/09/09- 09/30/09)(b)(d)(g)	Ba3	8.125%	05/15/11	3,965	4,052,750
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,118,762
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,652,780
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	4,736,098
Rock-Tenn Co., Sr. Sec’d. Notes	Ba2	8.200%	08/15/11	3,000	3,060,000
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	3,863	4,220,328

					19,840,718

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,730,386
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,395,758
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,596,455

					5,722,599

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes(d)	Baa2	5.750%	11/15/17	1,450	1,626,704

Real Estate Investment Trusts — 1.2%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,239,491
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,382,025
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	8	8,754
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	3,500	3,660,951
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	804,742
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	980	1,095,087
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,322,532
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,388,376

					17,901,958

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,036,576
Home Depot, Inc., Sr. Unsec’d. Notes	Baa1	5.950%	04/01/41	1,185	1,181,698
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	1,800	1,854,000
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,297,250
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	1,640	1,775,300

					15,144,824

Technology — 2.0%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	1,530	1,591,200
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14	2,475	2,655,564
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	590,863
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	194,070
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,717,865
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	125,708
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B+(c)	10.000%	07/15/13	1,789	1,985,790
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A(d)	Ba1	6.875%	05/01/20	3,725	3,715,688
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	2,115	2,162,587
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	3,255,010
Sensata Technologies BV (Netherlands), Gtd. Notes(d)	Caa1	8.000%	05/01/14	2,586	2,715,300
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,740,500
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.625%	05/15/15	2,000	2,192,500
SunGard Data Systems, Inc., Sr. Unsec’d. Notes, 144A(d)	Caa1	7.625%	11/15/20	1,700	1,746,750
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,105,300
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	910,116

					30,404,811

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	795	831,160
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	103	129,051
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	5.350%	09/01/40	3,453	3,093,007
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,200	1,250,686
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	328	453,698
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17	3,000	3,270,000
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(e)	A2	8.500%	11/15/18	2,960	3,803,049
Centurylink, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	04/01/17	5,225	5,581,298
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(g)	Baa3	7.995%	06/01/36	1,250	1,409,251
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.560%	06/15/13	3,750	3,909,375
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.375%	05/01/16	1,100	1,309,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	3,300	3,531,000
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	1,090	1,084,504
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,422
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	2,775	2,763,120
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sec’d. Notes, 144A	Ba3	7.748%	02/02/21	2,010	2,110,500

					34,534,121

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	3,715	5,181,667
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	895	1,042,090

					6,223,757

TOTAL CORPORATE BONDS (cost $629,688,288)					661,614,252

FOREIGN AGENCIES — 1.9%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	6.850%	07/02/37	190	174,800
DP World Ltd., (United Arab Emirates), Sr. Unsec’d. Notes, MTN, Reg.-S	Ba1	6.850%	07/02/37	4,470	4,112,400
Export-Import Bank of Korea (South Korea)	A1	4.000%	01/29/21	1,400	1,276,666
GAZ Capital SA For Gazprom (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125%	07/31/14	2,810	3,210,425
GAZ Capital SA For Gazprom, (Luxembourg), Sec’d. Notes, Reg.-S	Baa1	8.125%	07/31/14	600	685,200
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,895,138
GAZ Capital SA For Gazprom, (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,555,803
Gazprom International SA For Gazprom (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	756	821,686
Korea Development Bank (South Korea)	A1	3.250%	03/09/16	1,180	1,157,248
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN	A1	4.500%	03/23/15	1,785	1,851,829
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	3.250%	09/20/16	2,250	2,180,738
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	1,735	1,275,225
Petronas Capital Ltd., (Malaysia), Gtd. Notes, Reg.-S	A1	5.250%	08/12/19	2,165	2,301,098
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21	1,295	1,207,588

TOTAL FOREIGN AGENCIES (cost $25,754,610)					28,705,844

MUNICIPAL BONDS — 1.0%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50		1,125	1,138,331
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40		1,380	1,324,745
Metropolitan Government of Nashville & Davidson
County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43		1,375	1,345,809
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41		1,175	1,272,349
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40		2,050	2,295,037
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		695	638,920
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		450	431,320
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34		615	615,111
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45		800	704,320
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50		1,000	974,970
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39		2,280	2,419,718
State of California, General Obligation Unlimited, BABs(d)	A1	7.625%	03/01/40		725	796,239
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26		425	419,190
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43		1,400	1,352,330

TOTAL MUNICIPAL BONDS (cost $15,530,984)						15,728,389

SOVEREIGNS — 2.1%
Argentina Bonos (Argentina), Sr. Unsec’d. Notes	B(c)	7.000%	10/03/15		4,275	4,017,669
Argentine Republic Government International Bond (Argentina)	NR	7.820%	12/31/33	EUR	4,334	4,652,463
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR	620	914,246
Mexican Bonos (Mexico), Bonds
Ser. M 10	Baa1	8.000%	12/17/15	MXN	32,440	2,845,006
Ser. M 30	Baa1	10.000%	11/20/36	MXN	56,741	5,519,802
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa3	2.770%	05/31/18		1,482	1,233,972
Poland Government Bond (Poland), Bonds
Ser. 1015	A2	6.250%	10/24/15	PLN	9,910	3,567,115
Ser. 1019	A2	5.500%	10/25/19	PLN	10,160	3,410,788
Qatar Government International Bond (Qatar), Sr. Notes, 144A	Aa2	6.400%	01/20/40		2,445	2,573,362
Ukraine Government International Bond, (Ukraine), Sr. Unsec’d. Notes, Reg.-S	B2	6.385%	06/26/12		1,340	1,384,890
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	B2	9.250%	09/15/27		3,180	2,345,250

TOTAL SOVEREIGNS (cost $32,123,485)						32,464,563

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 8.1%
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR		10,000	10,159,380
Federal Home Loan Mortgage Corp.		5.000%	07/01/19		515	551,154
Federal Home Loan Mortgage Corp.		5.500%	10/01/33 - 06/01/34		3,141	3,409,362
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR		23,000	24,469,838
Federal Home Loan Mortgage Corp.		6.000%	11/01/33 - 06/01/34		3,303	3,632,777
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR		1,500	1,625,625
Federal Home Loan Mortgage Corp.		6.500%	07/01/32 - 09/01/32		1,692	1,912,370
Federal Home Loan Mortgage Corp.		7.000%	10/01/32		219	252,029
Federal National Mortgage Association		4.000%	05/01/19		332	347,155
Federal National Mortgage Association		4.000%	TBA 30 YR		6,000	5,900,628
Federal National Mortgage Association		4.500%	12/01/18 - 02/01/35		2,702	2,852,177
Federal National Mortgage Association		4.500%	TBA 30 YR		1,750	1,780,898

Federal National Mortgage Association	5.500%	03/01/17 - 09/01/34	9,127	9,876,500
Federal National Mortgage Association	6.000%	09/01/17 - 11/01/36	6,456	7,105,789
Federal National Mortgage Association	6.000%	TBA 30 YR	23,000	24,926,250
Federal National Mortgage Association	6.500%	12/01/14 - 11/01/33	3,761	4,249,567
Federal National Mortgage Association	7.000%	05/01/32 - 06/01/32	324	373,634
Government National Mortgage Association	4.500%	TBA 30 YR	4,000	4,118,748
Government National Mortgage Association	5.500%	01/15/33 - 07/15/35	5,849	6,374,836
Government National Mortgage Association	6.000%	12/15/32 - 11/15/34	4,759	5,268,779
Government National Mortgage Association	6.500%	09/15/32 - 11/15/33	3,414	3,866,629
Government National Mortgage Association	7.500%	10/15/25 - 02/15/26	85	98,783

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $119,606,616)				123,152,908

U.S. GOVERNMENT TREASURY SECURITIES — 3.3%
U.S. Treasury Bonds	4.250%	11/15/40	3,485	3,333,075
U.S. Treasury Notes	1.250%	03/15/14	165	164,949
U.S. Treasury Notes(d)	2.125%	02/29/16	6,145	6,125,797
U.S. Treasury Notes	2.250%	03/31/16	5,125	5,130,996
U.S. Treasury Notes(d)	3.625%	02/15/21	12,590	12,769,017
U.S. Treasury Strips Coupon(j)	5.100%	11/15/22	37,000	23,093,846

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $51,645,288)				50,617,680

			Shares
PREFERRED STOCK — 0.1%
Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)			45,000	1,233,000

TOTAL LONG-TERM INVESTMENTS (cost $1,330,439,407)				1,399,556,561

SHORT-TERM INVESTMENTS — 15.5%
AFFILATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k)			16,649,555	150,511,980
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(k)(l) (cost $84,666,234; includes $65,279,207 of cash collateral received for securities on loan)			84,666,234	84,666,234

TOTAL SHORT-TERM INVESTMENTS (cost $249,367,150)				235,178,214

TOTAL INVESTMENTS(m) — 107.4% (cost $1,579,806,557)				1,634,734,775
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (7.4)%				(112,247,824)

NET ASSETS — 100.0%				$1,522,486,951

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro

GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Lei
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,698,613; cash collateral of $65,279,207 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $6,921,624. The aggregate value of $7,254,001 is approximately 0.5% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.
(j)	Rate shown reflects the effective yield at March 31, 2011.
(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of March 31, 2011, 11 securities representing $19,067,953 and 1.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
366	2 Year Euro-Schatz	Jun. 2011	$55,812,506	$55,593,492	$(219,014)
1,756	5 Year U.S. Treasury Notes	Jun. 2011	204,740,539	205,081,594	341,055
23	10 Year Gilt	Jun. 2011	4,280,534	4,323,200	42,666
29	10 Year U.S. Treasury Notes	Jun. 2011	3,443,786	3,451,906	8,120
469	U.S. Long Bond	Jun. 2011	55,624,319	56,367,938	743,619
47	U.S. Ultra Bond	Jun. 2011	5,803,089	5,807,438	4,349

					920,795

	Short Position:
224	2 Year U.S. Treasury Notes	Jun. 2011	49,036,021	48,860,000	176,021

					$1,096,816

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Forward currency contracts outstanding at March 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 04/19/11	JPMorgan Chase & Co.	AUD	3,243	$3,206,900	$3,346,654	$139,754
Australian Dollar expiring 04/19/11	Morgan Stanley	AUD	3,048	3,055,600	3,145,233	89,633
Brazilian Real expiring 06/02/11	Citibank NA	BRL	5,139	3,040,000	3,104,807	64,807
Brazilian Real expiring 06/02/11	Citibank NA	BRL	5,083	3,042,100	3,071,113	29,013
Canadian Dollar expiring 04/18/11	JPMorgan Chase & Co.	CAD	2,975	3,043,300	3,066,881	23,581
Canadian Dollar expiring 04/18/11	JPMorgan Chase & Co.	CAD	1,498	1,526,400	1,544,919	18,519
Canadian Dollar expiring 04/18/11	JPMorgan Chase & Co.	CAD	1,476	1,519,500	1,521,343	1,843
Canadian Dollar expiring 04/18/11	Morgan Stanley	CAD	3,166	3,209,700	3,264,494	54,794
Chilean Peso expiring 06/08/11	UBS AG	CLP	1,094,651	2,282,900	2,276,188	(6,712)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,300,300	2,372,672	72,372
Czech Koruna expiring 04/20/11	Citibank NA	CZK	211,913	12,296,407	12,238,080	(58,327)
Czech Koruna expiring 04/20/11	Morgan Stanley	CZK	39,793	2,281,600	2,298,084	16,484
Euro expiring 04/21/11	Citibank NA	EUR	50	70,500	71,109	609
Euro expiring 04/21/11	JPMorgan Chase & Co.	EUR	1,080	1,526,400	1,530,015	3,615
Euro expiring 04/21/11	Morgan Stanley	EUR	9,319	13,171,450	13,201,432	29,982
Hungarian Forint expiring 04/20/11	Citibank NA	HUF	1,569,509	8,213,630	8,344,063	130,433
Hungarian Forint expiring 04/20/11	JPMorgan Chase & Co.	HUF	726,192	3,804,200	3,860,694	56,494
Hungarian Forint expiring 04/20/11	JPMorgan Chase & Co.	HUF	575,542	3,039,000	3,059,786	20,786
Indian Rupee expiring 04/07/11	Goldman Sachs Group LP	INR	173,863	3,789,511	3,893,584	104,073
Indian Rupee expiring 06/29/11	Goldman Sachs Group LP	INR	137,748	3,044,151	3,036,016	(8,135)
Indian Rupee expiring 04/07/11	UBS AG	INR	137,748	3,018,800	3,084,805	66,005
Indian Rupee expiring 04/07/11	UBS AG	INR	105,158	2,279,100	2,354,962	75,862
Indonesian Rupiah expiring 04/04/11	Citibank NA	IDR	82,408,958	9,465,766	9,458,076	(7,690)
Indonesian Rupiah expiring 06/30/11	Citibank NA	IDR	82,408,958	9,431,101	9,316,415	(114,686)
Indonesian Rupiah expiring 04/04/11	Goldman Sachs Group LP	IDR	34,952,940	3,810,000	4,011,549	201,549
Indonesian Rupiah expiring 04/04/11	Goldman Sachs Group LP	IDR	13,291,246	1,516,400	1,525,436	9,036
Indonesian Rupiah expiring 04/04/11	UBS AG	IDR	20,240,746	2,262,800	2,323,030	60,230
Indonesian Rupiah expiring 04/04/11	UBS AG	IDR	13,924,026	1,522,700	1,598,060	75,360

Japanese Yen expiring 04/21/11	Morgan Stanley	JPY	122,401	1,512,587	1,471,696	(40,891)
Mexican Peso expiring 04/18/11	JPMorgan Chase & Co.	MXN	63,683	5,240,752	5,345,009	104,257
New Zealand Dollar expiring 04/19/11	JPMorgan Chase & Co.	NZD	3,087	2,290,400	2,352,256	61,856
New Zealand Dollar expiring 04/19/11	JPMorgan Chase & Co.	NZD	1,029	763,500	784,310	20,810
New Zealand Dollar expiring 04/19/11	Morgan Stanley	NZD	3,984	3,039,000	3,036,377	(2,623)
New Zealand Dollar expiring 04/19/11	Morgan Stanley	NZD	3,061	2,289,700	2,332,460	42,760
New Zealand Dollar expiring 04/19/11	Morgan Stanley	NZD	3,038	2,285,700	2,314,921	29,221
New Zealand Dollar expiring 04/19/11	Morgan Stanley	NZD	2,061	1,526,400	1,570,304	43,904
Norwegian Krone expiring 04/20/11	Morgan Stanley	NOK	42,085	7,537,588	7,602,071	64,483
Norwegian Krone expiring 04/20/11	UBS AG	NOK	16,792	3,043,800	3,033,333	(10,467)
Peruvian Nuevo Sol expiring 06/07/11	Citibank NA	PEN	10,910	3,930,038	3,871,236	(58,802)
Philippine Peso expiring 06/03/11	Citibank NA	PHP	129,833	2,987,063	2,982,683	(4,380)
Philippine Peso expiring 05/09/11	Goldman Sachs Group LP	PHP	97,854	2,264,100	2,250,355	(13,745)
Philippine Peso expiring 05/09/11	UBS AG	PHP	98,262	2,262,800	2,259,731	(3,069)
Polish Zloty expiring 04/20/11	Goldman Sachs Group LP	PLN	8,752	3,055,600	3,076,856	21,256
Polish Zloty expiring 04/19/11	JPMorgan Chase & Co.	PLN	127	44,701	44,670	(31)
Polish Zloty expiring 04/20/11	JPMorgan Chase & Co.	PLN	4,345	1,526,400	1,527,542	1,142
Polish Zloty expiring 04/20/11	Morgan Stanley	PLN	8,668	3,055,600	3,047,231	(8,369)
Pound Sterling expiring 04/21/11	JPMorgan Chase & Co.	GBP	95	152,000	152,191	191
Pound Sterling expiring 04/20/11	Morgan Stanley	GBP	1,399	2,290,400	2,243,512	(46,888)
Pound Sterling expiring 04/21/11	Morgan Stanley	GBP	3,436	5,583,835	5,510,026	(73,809)
Pound Sterling expiring 04/21/11	Morgan Stanley	GBP	1,892	3,039,000	3,034,877	(4,123)
Romanian New Lei expiring 04/20/11	Citibank NA	RON	11,615	3,956,300	3,984,602	28,302
Romanian New Lei expiring 04/20/11	Citibank NA	RON	8,864	3,051,200	3,040,867	(10,333)
Romanian New Lei expiring 04/20/11	Johnson Rice & Co.	RON	11,389	3,900,364	3,906,991	6,627
Romanian New Lei expiring 04/20/11	UBS AG	RON	8,876	3,039,000	3,044,781	5,781
Russian Rouble expiring 06/06/11	Citibank NA	RUB	243,550	7,661,700	8,520,223	858,523
Russian Rouble expiring 06/06/11	Citibank NA	RUB	47,419	1,519,900	1,658,893	138,993
Russian Rouble expiring 06/06/11	Citibank NA	RUB	25,734	850,086	900,272	50,186
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	25,734	845,270	897,748	52,478

Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	88,273	3,046,000	3,079,437	33,437
Russian Rouble expiring 08/08/11	Morgan Stanley	RUB	25,734	844,022	895,008	50,986
Singapore Dollar expiring 04/18/11	Goldman Sachs Group LP	SGD	4,826	3,817,300	3,828,633	11,333
Singapore Dollar expiring 04/19/11	Morgan Stanley	SGD	8,862	6,998,568	7,030,886	32,318
Singapore Dollar expiring 04/19/11	Morgan Stanley	SGD	1,930	1,515,648	1,530,891	15,243
South African Rand expiring 04/28/11	Goldman Sachs Group LP	ZAR	44,541	6,467,170	6,557,944	90,774
South African Rand expiring 04/28/11	Morgan Stanley	ZAR	15,804	2,288,400	2,326,855	38,455
South Korean Won expiring 04/21/11	Goldman Sachs Group LP	KRW	1,691,544	1,516,400	1,540,127	23,727
South Korean Won expiring 04/21/11	Morgan Stanley	KRW	5,155,325	4,580,679	4,693,852	113,173
South Korean Won expiring 04/21/11	Morgan Stanley	KRW	1,722,569	1,531,444	1,568,375	36,931
South Korean Won expiring 04/21/11	UBS AG	KRW	1,722,569	1,530,968	1,568,375	37,407
South Korean Won expiring 04/21/11	UBS AG	KRW	3,336,005	3,043,800	3,037,386	(6,414)
South Korean Won expiring 04/21/11	UBS AG	KRW	1,700,120	1,520,000	1,547,935	27,935
Swedish Krona expiring 04/20/11	Citibank NA	SEK	134,648	21,326,115	21,311,775	(14,340)
Swedish Krona expiring 04/20/11	JPMorgan Chase & Co.	SEK	19,351	3,042,100	3,062,834	20,734
Swiss Franc expiring 04/20/11	JPMorgan Chase & Co.	CHF	2,784	3,043,800	3,031,873	(11,927)
Swiss Franc expiring 04/20/11	Morgan Stanley	CHF	9,312	10,303,566	10,139,994	(163,572)
Swiss Franc expiring 04/20/11	Morgan Stanley	CHF	2,070	2,289,700	2,254,146	(35,554)
Thai Baht expiring 05/09/11	Citibank NA	THB	69,011	2,274,600	2,277,172	2,572
Thai Baht expiring 05/09/11	UBS AG	THB	69,547	2,262,800	2,294,852	32,052
Thai Baht expiring 05/09/11	UBS AG	THB	69,403	2,262,700	2,290,084	27,384
Thai Baht expiring 05/09/11	UBS AG	THB	92,404	3,040,100	3,049,055	8,955
Turkish Lira expiring 04/28/11	Citibank NA	TRY	11,979	7,683,271	7,720,908	37,637
Turkish Lira expiring 04/28/11	JPMorgan Chase & Co.	TRY	3,590	2,289,700	2,313,829	24,129
Turkish Lira expiring 04/28/11	Morgan Stanley	TRY	2,387	1,526,400	1,538,558	12,158

				295,360,251	298,208,308	2,848,057

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,303,286	2,372,672	(69,386)
Czech Koruna expiring 04/20/11	JPMorgan Chase & Co.	CZK	92,577	5,339,500	5,346,344	(6,844)
Czech Koruna expiring 04/20/11	Morgan Stanley	CZK	52,621	3,055,600	3,038,895	16,705
Euro expiring 04/21/11	Goldman Sachs Group LP	EUR	2,160	3,039,000	3,059,455	(20,455)

Euro expiring 04/19/11	JPMorgan Chase & Co.	EUR	32	44,701	45,051	(350)
Euro expiring 04/20/11	Morgan Stanley	EUR	2,276	3,195,500	3,224,389	(28,889)
Euro expiring 04/21/11	Morgan Stanley	EUR	1,081	1,526,400	1,531,847	(5,447)
Euro expiring 04/21/11	Morgan Stanley	EUR	1,081	1,526,400	1,531,988	(5,588)
Euro expiring 04/21/11	Morgan Stanley	EUR	1,081	1,526,400	1,532,075	(5,675)
Euro expiring 04/21/11	Morgan Stanley	EUR	2,154	3,053,800	3,050,833	2,967
Euro expiring 04/21/11	Morgan Stanley	EUR	3,993	5,649,600	5,656,845	(7,245)
Hungarian Forint expiring 04/20/11	JPMorgan Chase & Co.	HUF	1,454,034	7,608,300	7,730,160	(121,860)
Indian Rupee expiring 04/07/11	Goldman Sachs Group LP	INR	173,863	3,763,263	3,893,584	(130,321)
Indian Rupee expiring 04/07/11	Goldman Sachs Group LP	INR	137,748	3,085,058	3,084,805	253
Indian Rupee expiring 04/07/11	UBS AG	INR	105,158	2,264,328	2,354,962	(90,634)
Indonesian Rupiah expiring 04/04/11	Citibank NA	IDR	82,408,958	9,483,194	9,458,076	25,118
Indonesian Rupiah expiring 04/04/11	Goldman Sachs Group LP	IDR	13,291,246	1,526,677	1,525,436	1,241
Indonesian Rupiah expiring 04/04/11	Goldman Sachs Group LP	IDR	34,952,940	4,014,810	4,011,549	3,261
Indonesian Rupiah expiring 04/04/11	UBS AG	IDR	13,924,026	1,599,360	1,598,060	1,300
Indonesian Rupiah expiring 04/04/11	UBS AG	IDR	20,240,746	2,324,919	2,323,030	1,889
Japanese Yen expiring 04/21/11	JPMorgan Chase & Co.	JPY	12,537	152,100	150,739	1,361
Japanese Yen expiring 04/21/11	Morgan Stanley	JPY	120,303	1,484,952	1,446,465	38,487
New Zealand Dollar expiring 04/19/11	Morgan Stanley	NZD	4,057	3,043,300	3,092,045	(48,745)
Peruvian Nuevo Sol expiring 06/07/11	Citibank NA	PEN	10,910	3,851,238	3,871,236	(19,998)
Polish Zloty expiring 04/20/11	Citibank NA	PLN	14,694	5,150,885	5,165,874	(14,989)
Pound Sterling expiring 04/21/11	JPMorgan Chase & Co.	GBP	1,409	2,289,700	2,260,598	29,102
Pound Sterling expiring 04/21/11	Morgan Stanley	GBP	190	304,800	304,017	783
Pound Sterling expiring 04/21/11	Morgan Stanley	GBP	1,415	2,289,700	2,269,220	20,480
Pound Sterling expiring 04/21/11	Morgan Stanley	GBP	1,887	3,052,900	3,026,701	26,199
Pound Sterling expiring 04/21/11	Morgan Stanley	GBP	1,898	3,043,800	3,044,061	(261)
Romanian New Lei expiring 04/20/11	Citibank NA	RON	8,498	2,890,000	2,915,093	(25,093)
Romanian New Lei expiring 04/20/11	JPMorgan Chase & Co.	RON	23,262	7,912,600	7,980,078	(67,478)
Russian Rouble expiring 06/06/11	Citibank NA	RUB	67,012	2,262,700	2,344,315	(81,615)
Russian Rouble expiring 07/08/11	Citibank NA	RUB	87,824	3,040,900	3,063,779	(22,879)

Russian Rouble expiring 08/08/11	Citibank NA	RUB	65,842	2,279,300	2,289,916	(10,616)
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	86,981	3,032,800	3,034,352	(1,552)
Russian Rouble expiring 06/06/11	UBS AG	RUB	76,014	2,507,069	2,659,243	(152,174)
South Korean Won expiring 04/21/11	UBS AG	KRW	3,392,384	3,006,100	3,088,718	(82,618)
Swedish Krona expiring 04/20/11	Morgan Stanley	SEK	19,277	3,053,800	3,051,082	2,718
Swedish Krona expiring 04/20/11	Morgan Stanley	SEK	48,599	7,619,000	7,692,187	(73,187)
Swiss Franc expiring 04/20/11	Morgan Stanley	CHF	5,586	6,064,800	6,082,857	(18,057)
Swiss Franc expiring 04/20/11	Morgan Stanley	CHF	5,855	6,400,000	6,375,012	24,988
Thai Baht expiring 05/09/11	UBS AG	THB	92,495	3,047,600	3,052,052	(4,452)

				$143,710,140	$144,629,696	(919,556)

						$1,928,501

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(b)
Citibank NA(a)	01/26/13	CZK	570,000	2.350%	3 month Prague Interbank Offer Rate	$(83,141)	$—	$(83,141)
Citibank NA(a)	02/15/13	MXN	202,900	5.620%	28 Day Mexican Interbank Rate	(77,196)	—	(77,196)
Citibank NA(a)	03/15/16	CZK	130,000	2.865%	3 month Prague Interbank Offer Rate	(21,167)	—	(21,167)
Citibank NA(a)	08/15/26	$	30,850	4.084%	3 month LIBOR	(58,537)	—	(58,537)
JPMorgan Chase Bank(a)	02/07/21	ZAR	34,000	8.500%	3 month Johannesburg Interbank Agreed Rate	39,095	—	39,095
Morgan Stanley Capital Services, Inc.(a)	12/10/20		24,300	4.903%	3 month LIBOR	27,409	—	27,409
Morgan Stanley Capital Services, Inc.(a)	12/14/20		16,100	4.910%	3 month LIBOR	7,991	—	7,991

						$(165,546)	$—	$(165,546)

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit Default Swaps on Corporate Issues - Buy Protection(1):
Barclays Bank PLC	06/20/11	$2,240	5.000%	Gannett Co., Inc., 6.375%, due 04/01/12	$(26,674)	$(7,644)	$(19,030)
Citibank NA	03/20/12	6,900	5.000%	XL Group PLC, 5.250%, due 09/15/14	(322,286)	(135,673)	(186,613)
Citibank NA	06/20/14	4,800	1.000%	Viacom, Inc., 4.625%, due 05/15/18	(58,147)	243,057	(301,204)
Credit Suisse International	12/20/12	1,500	1.000%	GATX Financial Corp., 5.500%, due 02/15/12	(8,086)	8,664	(16,750)
Credit Suisse International	06/20/14	2,500	1.000%	Centex Corp., 5.250%, due 06/15/15	38,707	(11,225)	49,932
Credit Suisse International	03/20/15	4,695	1.000%	Toll Brothers Financial Corp., 5.150%, due 05/15/15	101,998	29,111	72,887
Deutsche Bank AG	03/20/12	1,100	5.000%	Gannett Co., Inc., 6.375%, due 04/01/12	(50,303)	(11,730)	(38,573)
Deutsche Bank AG	12/20/12	7,800	1.000%	Macy’s Retail Holdings, Inc., 8.000%, due 07/15/12	(68,087)	170,292	(238,379)
Deutsche Bank AG	06/20/13	3,750	1.000%	Qwest Corp., 7.200%, due 11/10/26	(49,414)	41,900	(91,314)
Deutsche Bank AG	06/20/13	6,600	1.000%	Sealed Air Corp., 5.625%, due 07/15/13	(67,966)	62,683	(130,649)
Deutsche Bank AG	09/20/13	2,600	1.000%	Masco Corp., 6.125%, due 10/03/16	24,198	60,814	(36,616)
Deutsche Bank AG	03/20/14	980	7.050%	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(181,335)	—	(181,335)
Deutsche Bank AG	06/20/14	7,000	1.000%	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	130,916	363,455	(232,539)
Deutsche Bank AG	03/20/18	3,700	3.700%	American International Group, Inc., 6.250%, due 05/01/36	(350,683)	—	(350,683)
Goldman Sachs International, Inc.	03/20/14	3,400	0.700%	Duke Energy Corp., 5.650%, due 06/15/13	(47,347)	—	(47,347)
JPMorgan Chase Bank	06/20/14	4,150	5.000%	SLM Corp., 5.125%, due 08/27/12	(421,434)	521,809	(943,243)
JPMorgan Chase Bank	09/20/16	4,750	1.000%	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	350,195	462,329	(112,134)
JPMorgan Chase Bank	09/20/19	4,400	1.000%	Westvaco Corp., 7.950%, due 02/15/31	325,439	73,374	252,065

					$(680,309)	$1,871,216	$(2,551,525)

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit Default Swaps on Credit Indices—Buy Protection(1):
Deutsche Bank AG	12/20/15	$35,000	1.000%	CDX.NA.IG.15.V1, 0.000%, due 12/20/15	$(263,672)	$(27,835)	$(235,837)
Deutsche Bank AG	12/20/15	17,500	1.000%	CDX.NA.IG.15.V1, 0.000%, due 12/20/15	(131,836)	(137,959)	6,123
Deutsche Bank AG	12/20/15	17,500	1.000%	CDX.NA.IG.15.V1, 0.000%, due 12/20/15	(131,836)	(119,206)	(12,630)
Citibank NA	12/20/15	3,500	5.000%	CDX.NA.HY.15.V1, 0.000%, due 12/20/15	(121,882)	(110,714)	(11,168)
Morgan Stanley Capital Services, Inc.	06/20/13	EUR 3,700	1.650%	Itraxx Euro, 0.000%, due 06/20/13	(121,429)	(77,274)	(44,155)

					$(770,655)	$(472,988)	$(297,667)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$62,700,403	$52,273,270
Residential Mortgage-Backed Securities	—	73,083,231	—
Bank Loans	—	21,405,979	5,477,500
Collateralized Mortgage Obligations	—	4,483,300	—
Commercial Mortgage-Backed Securities	—	266,616,242	—
Corporate Bonds	—	661,612,407	1,845
Foreign Agencies	—	28,705,844	—
Municipal Bonds	—	15,728,389	—
Sovereigns	—	31,230,591	1,233,972
U.S. Government Mortgage-Backed Securities	—	123,152,908	—
U.S. Government Treasury Securities	—	50,617,680	—
Preferred Stock	1,233,000	—	—
Affiliated Mutual Funds	235,178,214	—	—
Other Financial Instruments*
Futures Contracts	1,096,816	—	—
Forward Currency Contracts	—	1,928,501	—
Interest Rate Swap Agreements	—	(165,546)	—
Credit Default Swap Agreements	—	(2,801,845)	(47,347)

Total	$237,508,030	$1,338,298,084	$58,939,240

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swaps
Balance as of 12/31/10	$55,732,296	$7,221,737	$—	$1,185,799	$(47,359)
Realized gain (loss)	—	—	—	—	— **
Change in unrealized appreciation (depreciation)***	807,778	—	56	36,690	12
Purchases	—	—	1,789	—	—
Sales	(4,392,955)	—	—	—	—
Accrued discount/premium	126,151	—	—	11,483	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(1,744,237)	—	—	—

Balance as of 03/31/11	$52,273,270	$5,477,500	$1,845	$1,233,972	$(47,347)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(793).
***	Of which, $834,998 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 bank loan transferred from Level 3 into Level 2 as a result of no longer using a single broker quote.

Equity Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 4.0%
Lockheed Martin Corp.	322,566	$ 25,934,306
Precision Castparts Corp.(a)	292,709	43,080,911
Raytheon Co.	679,732	34,577,967
United Technologies Corp.	411,599	34,841,855

		138,435,039

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B Stock)	455,772	33,872,975

Auto Components — 1.7%
BorgWarner, Inc.*(a)	261,373	20,828,814
Lear Corp.	800,756	39,132,946

		59,961,760

Biotechnology — 0.9%
Celgene Corp.*	541,589	31,157,615

Capital Markets — 3.9%
Bank of New York Mellon Corp. (The)	1,194,178	35,670,097
Goldman Sachs Group, Inc. (The)	406,517	64,420,749
Morgan Stanley	1,228,800	33,570,816

		133,661,662

Chemicals — 3.2%
Dow Chemical Co. (The)	978,806	36,949,927
E.I. du Pont de Nemours & Co.	620,318	34,098,880
Monsanto Co.	564,234	40,771,549

		111,820,356

Commercial Banks — 1.2%
Wells Fargo & Co.	1,303,960	41,335,532

Communications Equipment — 3.3%
Juniper Networks, Inc.*	955,240	40,196,499
Motorola Mobility Holdings, Inc.*(a)	816,998	19,934,751
QUALCOMM, Inc.	996,889	54,659,424

		114,790,674

Computers & Peripherals — 5.8%
Apple, Inc.*	272,491	94,949,489
EMC Corp.*	931,507	24,731,511
Hewlett-Packard Co.	735,927	30,150,929
NetApp, Inc.*	1,070,822	51,592,204

		201,424,133

Consumer Finance — 1.8%
American Express Co.	1,364,983	61,697,232

Diversified Consumer Services — 1.0%
H&R Block, Inc.(a)	2,100,384	35,160,428

Diversified Financial Services — 2.2%
JPMorgan Chase & Co.	829,000	38,216,900
Moody’s Corp.(a)	1,071,210	36,324,731

		74,541,631

Electronic Equipment & Instruments — 1.4%
Flextronics International Ltd. (Singapore)*	6,579,992	49,152,540

Energy Equipment & Services — 4.1%
Halliburton Co.	663,035	33,045,664
National Oilwell Varco, Inc.	386,771	30,659,337
Schlumberger Ltd. (Netherlands)	844,491	78,757,231

		142,462,232

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	492,163	36,085,391
CVS Caremark Corp.	1,009,198	34,635,676
Wal-Mart Stores, Inc.	594,221	30,929,203

		101,650,270

Food Products — 5.3%
Bunge Ltd. (Bermuda)	633,757	45,839,644
Kraft Foods, Inc. (Class A Stock)	1,073,169	33,654,580
Mead Johnson Nutrition Co.	596,260	34,541,342
Smithfield Foods, Inc.*	1,410,500	33,936,630
Tyson Foods, Inc. (Class A Stock)	1,819,256	34,911,522

		182,883,718

Healthcare Providers & Services — 1.1%
Express Scripts, Inc.*	682,307	37,943,092

Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	630,899	23,311,718

Independent Power Producers & Energy Traders — 1.1%
Calpine Corp.*	2,454,230	38,948,630

Insurance — 0.9%
MetLife, Inc.	721,052	32,252,656

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.*	413,212	74,431,878

Internet Software & Services — 4.3%
Baidu, Inc., ADR (Cayman Islands)*	452,330	62,335,597
Google, Inc. (Class A Stock)*	99,541	58,351,930
IAC/InterActiveCorp*	926,251	28,611,893

		149,299,420

IT Services — 2.9%
International Business Machines Corp.	363,717	59,311,331
MasterCard, Inc. (Class A Stock)	161,695	40,701,866

		100,013,197

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.*(a)	736,966	33,001,338

Machinery — 2.5%
Deere & Co.	181,180	17,554,530
Ingersoll-Rand PLC (Ireland)(a)	1,414,819	68,349,906

		85,904,436

Media — 5.4%
Comcast Corp. (Class A Stock)(a)	1,976,764	48,865,606
Liberty Global, Inc. (Class C Stock)*(a)	932,945	37,308,471
Viacom, Inc. (Class B Stock)	958,336	44,581,791
Walt Disney Co. (The)	1,307,514	56,340,778

		187,096,646

Metals & Mining — 2.6%
Freeport-McMoRan Copper & Gold, Inc.	719,730	39,981,001
Goldcorp, Inc. (Canada)	351,066	17,483,087
Kinross Gold Corp. (Canada)	1,983,500	31,240,125

		88,704,213

Multi-Utilities — 1.1%
National Grid PLC, ADR (United Kingdom)	763,653	36,685,890

Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	555,800	45,531,136
Apache Corp.	264,348	34,608,440
Hess Corp.	333,873	28,449,318
Marathon Oil Corp.	758,631	40,442,619
Noble Energy, Inc.	476,967	46,098,861
Occidental Petroleum Corp.	871,921	91,107,025
Southwestern Energy Co.*	819,620	35,219,071
Suncor Energy, Inc. (Canada)	813,663	36,491,044

		357,947,514

Personal Products — 0.9%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	308,142	29,692,563

Pharmaceuticals — 6.1%
Allergan, Inc.	458,075	32,532,487
Novo Nordisk A/S, ADR (Denmark)	195,662	24,502,752
Pfizer, Inc.	3,004,701	61,025,477
Shire PLC, ADR (United Kingdom)(a)	371,055	32,318,891
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,171,625	58,780,426

		209,160,033

Road & Rail — 1.0%
CSX Corp.	435,218	34,208,135

Semiconductors & Semiconductor Equipment — 0.6%
Avago Technologies Ltd. (Singapore)	650,916	20,243,488

Software — 6.8%
CA, Inc.(a)	2,123,100	51,336,558
Oracle Corp.	1,706,045	56,930,721
Red Hat, Inc.*	427,292	19,394,784
Salesforce.com, Inc.*(a)	208,317	27,826,985
Symantec Corp.*	1,361,694	25,245,807
VMware, Inc. (Class A Stock)*(a)	647,661	52,810,278

		233,545,133

Textiles, Apparel & Luxury Goods — 3.2%
Coach, Inc.	621,242	32,329,433
NIKE, Inc. (Class B Stock)(a)	549,297	41,581,783
Polo Ralph Lauren Corp.	283,589	35,065,780

		108,976,996

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.*	676,990	28,210,173

TOTAL LONG-TERM INVESTMENTS (cost $2,520,705,581)		3,423,584,946

SHORT-TERM INVESTMENT — 6.3%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $217,546,880; includes $179,784,374 of cash collateral for securities on loan)(b)(w)	217,546,880	217,546,880

TOTAL INVESTMENTS — 105.7% (cost $2,738,252,461)		3,641,131,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(196,952,244)

NET ASSETS — 100.0%		$3,444,179,582

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $173,921,867; cash collateral of $179,784,374 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,423,584,946	$—	$—
Affiliated Money Market Mutual Fund	217,546,880	—	—

Total	$3,641,131,826	$—	$—

Flexible Managed Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 65.9%
Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	22,794	$ 118,804
Cubic Corp.	13,100	753,250
General Dynamics Corp.	159,900	12,241,944
Honeywell International, Inc.	147,800	8,825,138
ITT Corp.(a)	66,600	3,999,330
Raytheon Co.	138,900	7,065,843
Rockwell Collins, Inc.	13,600	881,688
Safran SA (France)	3,205	113,280
Singapore Technologies Engineering Ltd. (Singapore)	4,000	10,345
United Technologies Corp.	112,000	9,480,800

		43,490,422

Air Freight & Logistics — 0.7%
FedEx Corp.	162,700	15,220,585
United Parcel Service, Inc. (Class B Stock)	108,300	8,048,856

		23,269,441

Airlines
Cathay Pacific Airways Ltd. (Hong Kong)	26,000	62,305
Deutsche Lufthansa AG (Germany)(b)	2,088	44,253

		106,558

Auto Components — 0.1%
Continental AG (Germany)(b)	58	5,233
NHK Spring Co. Ltd. (Japan)	10,000	99,062
Toyota Industries Corp. (Japan)	200	6,050
TRW Automotive Holdings Corp.(b)	65,800	3,624,264

		3,734,609

Automobiles
Bayerische Motoren Werke AG (Germany)	985	82,011
Daimler AG (Germany)(b)	2,116	149,489
Fuji Heavy Industries Ltd. (Japan)	5,000	32,219
Honda Motor Co. Ltd. (Japan)	3,500	131,492
Isuzu Motors Ltd. (Japan)	7,000	27,687
Nissan Motor Co. Ltd. (Japan)	9,700	86,062
Peugeot SA (France)(b)	2,247	88,782
Renault SA (France)(b)	1,348	74,524
Suzuki Motor Corp. (Japan)	1,100	24,584
Toyota Motor Corp. (Japan)	1,800	72,493
Volkswagen AG (Germany)	54	8,288

		777,631

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	999	56,907
Coca-Cola Co. (The)	407,400	27,030,990
Coca-Cola West Co. Ltd. (Japan)	2,600	49,543
Diageo PLC (United Kingdom)	4,395	83,549
Dr Pepper Snapple Group, Inc.	65,300	2,426,548
Heineken Holding NV (Netherlands)	295	14,181
Heineken NV (Netherlands)	522	28,522
Molson Coors Brewing Co. (Class B Stock)(a)	102,600	4,810,914
PepsiCo, Inc.	211,820	13,643,326
SABMiller PLC (United Kingdom)	323	11,438

		48,155,918

Biotechnology — 0.5%
Amgen, Inc.(b)	100,708	5,382,843
Biogen Idec, Inc.(b)	96,200	7,060,118
Celgene Corp.(b)	86,200	4,959,086

		17,402,047

Building Products
Asahi Glass Co. Ltd. (Japan)	5,000	62,876

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	15,778	75,655
Ameriprise Financial, Inc.	112,100	6,847,068
BlackRock, Inc. (Class A Stock)	46,100	9,266,561

Credit Suisse Group AG (Switzerland)	2,510	106,658
Deutsche Bank AG (Germany)	3,314	194,838
Franklin Resources, Inc.	57,400	7,179,592
Goldman Sachs Group, Inc. (The)	125,000	19,808,750
Lazard Ltd. (Class A Stock)	37,200	1,546,776
Macquarie Group Ltd. (Australia)	1,313	49,706
Morgan Stanley	91,490	2,499,507
T. Rowe Price Group, Inc.	20,900	1,388,178
TICC Capital Corp.	49,400	536,978
UBS AG (Switzerland)(b)	1,687	30,269
Waddell & Reed Financial, Inc. (Class A Stock)	39,700	1,612,217

		51,142,753

Chemicals — 1.5%
Air Products & Chemicals, Inc.	48,200	4,346,676
Air Water, Inc. (Japan)	1,000	12,178
Albemarle Corp.	25,200	1,506,204
Asahi Kasei Corp. (Japan)	15,000	101,166
BASF SE (Germany)	2,510	217,093
Cabot Corp.	31,500	1,458,135
Celanese Corp., Ser. A	52,200	2,316,114
CF Industries Holdings, Inc.	89,100	12,187,989
E.I. du Pont de Nemours & Co.	109,600	6,024,712
FMC Corp.	11,100	942,723
HB Fuller Co.	19,600	421,008
Incitec Pivot Ltd. (Australia)	2,587	11,587
Innophos Holdings, Inc.	6,500	299,715
Israel Chemicals Ltd. (Israel)	1,942	31,974
JSR Corp. (Japan)	1,700	34,110
K+S AG (Germany)	778	58,734
Lanxess AG (Germany)	779	58,269
Linde AG (Germany)	308	48,648
Mitsubishi Chemical Holdings Corp. (Japan)	18,000	113,176
Mosaic Co. (The)	128,900	10,150,875
Nalco Holding Co.	90,600	2,474,286
Nitto Denko Corp. (Japan)	900	47,716
Novozymes A/S (Denmark) (Class B Stock)	265	40,572
Solutia, Inc.(b)	105,600	2,682,240
TPC Group, Inc.(b)	24,100	695,767
Wacker Chemie AG (Germany)	264	59,376
Yara International ASA (Norway)	1,593	80,712

		46,421,755

Commercial Banks — 1.6%
Australia & New Zealand Banking Group Ltd. (Australia)	7,578	186,630
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,384	65,322
Banco Santander SA (Spain)	10,214	118,581
Barclays PLC (United Kingdom)	42,626	189,792
Bendigo and Adelaide Bank Ltd. (Australia)	5,887	58,030
BNP Paribas (France)	2,815	205,893
Chiba Bank Ltd. (The) (Japan)	4,000	22,409
Commonwealth Bank of Australia (Australia)	2,181	118,210
Dexia SA (Belgium)(b)	5,444	21,201
DnB NOR ASA (Norway)	2,889	44,326
Fifth Third Bancorp	160,000	2,220,800
HSBC Holdings PLC (United Kingdom)	20,131	207,007
Israel Discount Bank Ltd. (Israel) (Class A Stock)(b)	22,294	47,013
KBC Groep NV (Belgium)(b)	2,636	99,127
M&T Bank Corp.(a)	10,800	955,476
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,200	28,622
Mizrahi Tefahot Bank Ltd. (Israel)	2,604	29,405
Mizuho Financial Group, Inc. (Japan)	43,900	72,832
National Australia Bank Ltd. (Australia)	2,733	73,075
Natixis (France)(b)	7,860	44,456
Nordea Bank AB (Sweden)	15,442	169,052
Royal Bank of Scotland Group PLC (United Kingdom)(b)	25,974	16,996
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	10,872	96,975
Societe Generale (France)	3,049	198,119

Sumitomo Mitsui Financial Group, Inc. (Japan)	6,100	189,644
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,597	85,169
Swedbank AB (Sweden) (Class A Stock)	7,803	133,514
U.S. Bancorp	357,732	9,454,857
Wells Fargo & Co.	1,131,012	35,853,080
Westpac Banking Corp. (Australia)	2,507	63,091

		51,068,704

Commercial Services & Supplies
Avery Dennison Corp.	27,300	1,145,508
Societe BIC SA (France)	191	16,977

		1,162,485

Communications Equipment — 1.0%
Cisco Systems, Inc.(b)	774,600	13,284,390
Echostar Corp. (Class A Stock)(b)	18,200	688,870
F5 Networks, Inc.(b)	34,400	3,528,408
Harris Corp.	132,100	6,552,160
Nokia OYJ (Finland)	5,640	48,238
Plantronics, Inc.	32,600	1,193,812
QUALCOMM, Inc.	93,500	5,126,605

		30,422,483

Computers & Peripherals — 3.0%
Apple, Inc.(b)	169,400	59,027,430
Dell, Inc.(b)	602,400	8,740,824
EMC Corp.(b)	99,400	2,639,070
Hewlett-Packard Co.	431,265	17,668,927
Logitech International SA (Switzerland)(b)	311	5,601
Toshiba Corp. (Japan)	13,000	63,609
Western Digital Corp.(b)	167,300	6,238,617

		94,384,078

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,018	47,725
Balfour Beatty PLC (United Kingdom)	12,829	70,755
Chicago Bridge & Iron Co. NV (Class Y Stock)	17,100	695,286
KBR, Inc.	36,600	1,382,382
Vinci SA (France)	465	29,058

		2,225,206

Consumer Finance — 0.9%
American Express Co.	278,700	12,597,240
Capital One Financial Corp.	176,100	9,150,156
Discover Financial Services	156,200	3,767,544
SLM Corp.(b)	95,100	1,455,030

		26,969,970

Containers & Packaging — 0.1%
Ball Corp.	110,800	3,972,180

Distributors
Jardine Cycle & Carriage Ltd. (Singapore)	1,000	29,036
LKQ Corp.(b)	28,700	691,670

		720,706

Diversified Consumer Services — 0.1%
DeVry, Inc.	37,300	2,054,111

Diversified Financial Services — 2.7%
Bank of America Corp.	1,610,182	21,463,726
Citigroup, Inc.(b)	6,209,500	27,445,990
CME Group, Inc.	4,300	1,296,665
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	4,000	86,906
ING Groep NV (Netherlands)(b)	15,098	191,095
JPMorgan Chase & Co.	787,594	36,308,083
London Stock Exchange Group PLC (United Kingdom)	375	5,008
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	860	34,481
ORIX Corp. (Japan)	510	47,763
Pohjola Bank PLC (Finland) (Class A Stock)	1,995	27,198

		86,906,915

Diversified Telecommunication Services — 1.5%

AT&T, Inc.	1,209,647	37,015,198
France Telecom SA (France)	4,928	110,416
Inmarsat PLC (United Kingdom)	960	9,302
Koninklijke KPN NV (Netherlands)	2,187	37,255
Nippon Telegraph & Telephone Corp. (Japan)	2,600	116,747
Swisscom AG (Switzerland)	98	43,692
Telecom Corp. of New Zealand Ltd. (New Zealand)	3,940	6,042
Telecom Italia SpA (Italy)	3,400	5,228
Telefonica SA (Spain)	10,977	274,806
TeliaSonera AB (Sweden)	4,550	39,323
Telstra Corp. Ltd. (Australia)	21,779	63,526
Verizon Communications, Inc.	284,188	10,952,606

		48,674,141

Electric Utilities — 0.6%
American Electric Power Co., Inc.	118,800	4,174,632
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	9,449
Chubu Electric Power Co., Inc. (Japan)	500	11,121
E.ON AG (Germany)	2,976	90,889
Edison International	40,800	1,492,872
Enel SpA (Italy)	38,358	241,796
Entergy Corp.	169,700	11,405,537
Iberdrola SA (Spain)	2,802	24,366
Kansai Electric Power Co., Inc. (The) (Japan)	2,600	56,607
Public Power Corp. SA (Greece)	3,198	55,565
SP Ausnet (Australia)(c)	20,550	18,705

		17,581,539

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	3,951	94,893
Cooper Industries PLC	26,600	1,726,340
Emerson Electric Co.	296,100	17,301,123
Mitsubishi Electric Corp. (Japan)	16,000	188,892
Schneider Electric SA (France)	610	104,257
Ushio, Inc. (Japan)	200	3,912

		19,419,417

Electrical Utilities — 0.6%
Duke Energy Corp.	449,300	8,154,795
PPL Corp.	369,200	9,340,760

		17,495,555

Electronic Equipment & Instruments
Hitachi High-Technologies Corp. (Japan)	1,300	25,928
Hitachi Ltd. (Japan)	20,000	104,112
Keyence Corp. (Japan)	400	102,380
Kyocera Corp. (Japan)	800	81,077
Murata Manufacturing Co. Ltd. (Japan)	800	57,610

		371,107

Energy Equipment & Services — 1.6%
Cameron International Corp.(b)	29,400	1,678,740
Halliburton Co.	421,200	20,992,608
Helmerich & Payne, Inc.(a)	75,900	5,213,571
McDermott International, Inc.(b)	249,200	6,327,188
Nabors Industries Ltd.(b)	151,900	4,614,722
Oil States International, Inc.(a)(b)	20,200	1,538,028
OYO Geospace Corp.(b)	3,700	364,746
Petrofac Ltd. (United Kingdom)	2,143	51,189
Saipem SpA (Italy)	112	5,954
SBM Offshore NV (Netherlands)	1,239	35,961
Schlumberger Ltd.	108,900	10,156,014
Transocean Ltd.(b)	506	39,775

		51,018,496

Food & Staples Retailing — 1.0%
Aeon Co. Ltd. (Japan)	8,700	100,827
Costco Wholesale Corp.	26,800	1,964,976
Delhaize Group SA (Belgium)	198	16,121
Koninklijke Ahold NV (Netherlands)	2,756	36,980
Kroger Co. (The)	212,500	5,093,625
Metro AG (Germany)	147	10,044
Olam International Ltd. (Singapore)	34,000	75,526
Seven & I Holdings Co. Ltd. (Japan)	3,200	81,635
Tesco PLC (United Kingdom)	10,556	64,519
Wal-Mart Stores, Inc.	426,700	22,209,735

Whole Foods Market, Inc.	31,100	2,049,490
Woolworths Ltd. (Australia)	313	8,702

		31,712,180

Food Products — 1.1%
Ajinomoto Co., Inc. (Japan)	4,000	41,693
Archer-Daniels-Midland Co.	181,700	6,543,017
Associated British Foods PLC (United Kingdom)	3,426	54,520
Bunge Ltd	4,800	347,184
ConAgra Foods, Inc.	189,400	4,498,250
Corn Products International, Inc.	26,000	1,347,320
Danone (France)	727	47,492
General Mills, Inc.	13,400	489,770
Golden Agri-Resources Ltd. (Singapore)	81,000	44,340
H.J. Heinz Co.	25,700	1,254,674
Hormel Foods Corp.	43,600	1,213,824
Nestle SA (Switzerland)	4,870	279,157
Smithfield Foods, Inc.(b)	321,300	7,730,478
Tyson Foods, Inc. (Class A Stock)	610,500	11,715,495
Unilever NV (Netherlands)	4,677	146,649
Unilever PLC (United Kingdom)	1,672	50,962

		35,804,825

Gas Utilities — 0.1%
Enagas (Spain)	2,924	65,971
Energen Corp.	48,000	3,029,760
Questar Corp.	20,800	362,960
Snam Rete Gas SpA (Italy)	4,077	22,915

		3,481,606

Healthcare Equipment & Supplies — 1.3%
Baxter International, Inc.	218,500	11,748,745
Becton, Dickinson & Co.	132,500	10,549,650
CareFusion Corp.(b)	124,300	3,505,260
Coloplast A/S (Denmark) (Class B Stock)	540	78,210
Covidien PLC	119,200	6,191,248
Hill-Rom Holdings, Inc.	61,000	2,316,780
Immucor, Inc.(b)	57,000	1,127,460
Intuitive Surgical, Inc.(b)	9,400	3,134,524
Invacare Corp.	9,000	280,080
Sirona Dental Systems, Inc.(b)	25,200	1,264,032

		40,195,989

Healthcare Providers & Services — 1.9%
Aetna, Inc.	293,400	10,981,962
Coventry Health Care, Inc.(b)	43,400	1,384,026
Express Scripts, Inc.(b)	50,300	2,797,183
Humana, Inc.(b)	67,300	4,706,962
Medco Health Solutions, Inc.(b)	186,400	10,468,224
Quest Diagnostics, Inc.	28,700	1,656,564
UnitedHealth Group, Inc.	420,900	19,024,680
WellPoint, Inc.	111,000	7,746,690

		58,766,291

Healthcare Technology
SXC Health Solutions Corp. (Canada)(b)	9,400	515,120

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	166,200	6,375,432
CEC Entertainment, Inc.(b)	11,300	426,349
Darden Restaurants, Inc.	41,100	2,019,243
Intercontinental Hotels Group PLC (United Kingdom)	341	6,991
McDonald’s Corp.	316,600	24,090,094
OPAP SA (Greece)	572	12,249
SJM Holdings Ltd. (Hong Kong)	45,000	78,794
Starbucks Corp.	64,700	2,390,665
Thomas Cook Group PLC (United Kingdom)	19,876	54,396
Wynn Macau Ltd.	38,400	107,125
Yum! Brands, Inc.	251,900	12,942,622

		48,503,960

Household Durables — 0.3%
Harman International Industries, Inc.	101,000	4,728,820
Sekisui Chemical Co. Ltd. (Japan)	4,000	31,305
Sekisui House Ltd. (Japan)	7,000	65,641

Tempur-Pedic International, Inc.(b)	26,800	1,357,688
Tupperware Brands Corp.	10,700	638,897
Whirlpool Corp.	20,800	1,775,488

		8,597,839

Household Products — 1.5%
Colgate-Palmolive Co.	80,600	6,509,256
Henkel AG & Co. KGaA (Germany)	925	48,326
Kimberly-Clark Corp.	106,100	6,925,147
Procter & Gamble Co. (The)	534,205	32,907,028
Reckitt Benckiser Group PLC (United Kingdom)	3,055	156,926

		46,546,683

Industrial Conglomerates — 2.1%
3M Co.	129,800	12,136,300
Delek Group Ltd. (Israel)	305	82,555
General Electric Co.	2,413,500	48,390,675
Hutchison Whampoa Ltd. (Hong Kong)	4,000	47,361
Siemens AG (Germany)	1,515	207,641
Smiths Group PLC (United Kingdom)	392	8,156
Tyco International Ltd.	136,300	6,102,151

		66,974,839

Insurance — 2.1%
ACE Ltd.	60,900	3,940,230
Ageas (Belgium)	4,254	12,088
Allianz SE (Germany)	1,601	224,692
Allied World Assurance Co. Holdings Ltd.	9,700	608,093
Assurant, Inc.	176,100	6,781,611
Aviva PLC (United Kingdom)	13,750	95,467
AXA SA (France)	4,219	88,162
Berkshire Hathaway, Inc. (Class B Stock)(b)	309,900	25,916,937
Chubb Corp. (The)	90,000	5,517,900
Erie Indemnity Co. (Class A Stock)	3,200	227,552
Everest Re Group Ltd.	58,900	5,193,802
Hannover Rueckversicherung AG (Germany)	1,223	66,773
Legal & General Group PLC (United Kingdom)	26,493	48,960
Mapfre SA (Spain)	1,573	5,928
MBIA, Inc.(a)(b)	25,800	259,032
MetLife, Inc.	168,800	7,550,424
Muenchener Rueckversicherungs AG (Germany)	764	120,184
Old Mutual PLC (United Kingdom)	61,478	134,128
Principal Financial Group, Inc.	66,100	2,122,471
Resolution Ltd. (Germany)	8,970	42,579
RSA Insurance Group PLC (United Kingdom)	38,257	80,705
Sampo OYJ (Finland) (Class A Stock)	180	5,742
SCOR SE (France)	930	25,325
Swiss Life Holding AG (Switzerland)	358	59,166
Symetra Financial Corp.	16,800	228,480
Travelers Cos., Inc. (The)	102,200	6,078,856
Zurich Financial Services AG (Switzerland)	398	111,405

		65,546,692

Internet & Catalog Retail — 0.1%
Dena Co. Ltd. (Japan)	200	7,225
Expedia, Inc.(a)	50,300	1,139,798
Liberty Media Corp.-Interactive, Ser. A(b)	38,600	619,144
Shutterfly, Inc.(b)	12,200	638,792

		2,404,959

Internet Software & Services — 1.1%
Akamai Technologies, Inc.(b)	218,900	8,318,200
eBay, Inc.(b)	298,900	9,277,856
Google, Inc. (Class A Stock)(b)	28,700	16,824,227
IAC/InterActiveCorp(b)	35,300	1,090,417

		35,510,700

IT Services — 2.0%
Fiserv, Inc.(b)	66,600	4,177,152
International Business Machines Corp.	165,300	26,955,471
Mastercard, Inc. (Class A Stock)	59,400	14,952,168
OBIC Co. Ltd. (Japan)	220	41,736
Visa, Inc. (Class A Stock)	225,300	16,586,586

		62,713,113

Leisure Equipment & Products — 0.2%
Mattel, Inc.	195,400	4,871,322

Polaris Industries, Inc.	13,200	1,148,664
Sega Sammy Holdings, Inc. (Japan)	3,300	57,367

		6,077,353

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.(b)	107,900	4,831,762
Life Technologies Corp.(b)	154,300	8,088,406
PerkinElmer, Inc.	30,100	790,727
Thermo Fisher Scientific, Inc.(b)	206,800	11,487,740

		25,198,635

Machinery — 2.1%
Atlas Copco AB (Sweden) (Class A Stock)	2,963	78,771
Atlas Copco AB (Sweden) (Class B Stock)	933	22,557
Cosco Corp. Singapore Ltd. (Singapore)	42,000	68,306
Cummins, Inc.	10,100	1,107,162
Danaher Corp.	91,400	4,743,660
Deere & Co.	140,000	13,564,600
Dover Corp.	126,400	8,309,536
Eaton Corp.	255,200	14,148,288
FANUC Corp. (Japan)	700	105,951
Fiat Industrial SpA (Italy)(b)	3,799	54,539
Gardner Denver, Inc.	21,100	1,646,433
GEA Group AG (Germany)	1,780	58,625
Hexagon AB (Sweden) (Class B Stock)	1,784	42,594
Illinois Tool Works, Inc.	111,300	5,979,036
Kennametal, Inc.	42,900	1,673,100
Komatsu Ltd. (Japan)	2,500	84,906
Kone OYJ (Finland) (Class B Stock)	1,101	63,349
Lincoln Electric Holdings, Inc.	4,000	303,680
Metso OYJ (Finland)	327	17,582
Parker Hannifin Corp.	130,500	12,355,740
SMC Corp. (Japan)	400	65,833
Timken Co.	22,600	1,181,980
WABCO Holdings, Inc.(b)	14,500	893,780
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	55,000	78,977

		66,648,985

Marine
A P Moller - Maersk A/S (Denmark) (Class B Stock)	2	18,813
Neptune Orient Lines Ltd. (Singapore)(b)	19,000	29,242
Nippon Yusen KK (Japan)	3,000	11,722
Orient Overseas International Ltd. (Hong Kong)	7,500	78,726

		138,503

Media — 1.7%
British Sky Broadcasting Group PLC (United Kingdom)	1,673	22,142
Comcast Corp. (Class A Stock)	674,673	16,677,916
DIRECTV(Class A Stock)(b)	175,700	8,222,760
Fuji Media Holdings, Inc. (Japan)	35	48,978
ITV PLC (United Kingdom)(b)	91,520	113,563
News Corp. (Class A Stock)	1,001,000	17,577,560
Publicis Groupe SA (France)	103	5,777
Societe Television Francaise 1 (France)	3,722	68,335
Time Warner, Inc.	19,066	680,656
Viacom, Inc.(Class B Stock)	150,600	7,005,912
Vivendi SA (France)	3,892	111,142
Walt Disney Co. (The)	74,600	3,214,514
Washington Post Co. (The) (Class B Stock)(a)	1,100	481,316
WPP PLC (United Kingdom)	2,996	36,936

		54,267,507

Metals & Mining — 1.2%
Alcoa, Inc.	398,000	7,024,700
Anglo American PLC (United Kingdom)	1,625	83,601
BHP Billiton Ltd. (Australia)	8,798	423,706
BHP Billiton PLC (United Kingdom)	6,885	271,707
Century Aluminum Co.(b)	142,300	2,658,164
Cliffs Natural Resources, Inc.	9,700	953,316
Daido Steel Co. Ltd. (Japan)	6,000	34,119
Freeport-McMoRan Copper & Gold, Inc.	294,500	16,359,475
Fresnillo PLC (United Kingdom)	2,479	61,363

Newmont Mining Corp.	57,000	3,111,060
OZ Minerals Ltd. (Australia)	47,592	78,517
Reliance Steel & Aluminum Co.	21,800	1,259,604
Rio Tinto Ltd. (Australia)	2,057	180,319
Rio Tinto PLC (United Kingdom)	3,128	219,737
Schnitzer Steel Industries, Inc. (Class A Stock)	36,600	2,379,366
Steel Dynamics, Inc.	178,800	3,356,076
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	34,407
Voestalpine AG (Austria)	258	12,113
Xstrata PLC (United Kingdom)	4,062	94,942

		38,596,292

Multiline Retail — 0.8%
Dollar Tree, Inc.(b)	35,600	1,976,512
Kohl’s Corp.	107,500	5,701,800
Macy’s, Inc.	311,600	7,559,416
Next PLC (United Kingdom)	1,735	55,109
PPR (France)	151	23,144
Target Corp.	209,300	10,467,093

		25,783,074

Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	15,784	82,369
GDF Suez (France)	2,315	94,323
National Grid PLC (United Kingdom)	11,945	113,824
PG&E Corp.	66,100	2,920,298
Public Service Enterprise Group, Inc.	40,800	1,285,608
Sempra Energy	118,700	6,350,450

		10,846,872

Office Electronics — 0.3%
Canon, Inc. (Japan)	3,400	147,968
Xerox Corp.	887,900	9,456,135

		9,604,103

Oil, Gas & Consumable Fuels — 7.6%
Apache Corp.	153,600	20,109,312
BP PLC (United Kingdom)	34,709	252,790
Cabot Oil & Gas Corp.	15,900	842,223
Caltex Australia Ltd. (Australia)	890	14,361
Chevron Corp.	485,356	52,141,795
ConocoPhillips	330,834	26,420,403
Cosmo Oil Co. Ltd. (Japan)	43,000	133,890
CVR Energy, Inc.(b)	11,900	275,604
ENI SpA (Italy)	7,801	191,592
Exxon Mobil Corp.	984,116	82,793,679
Hess Corp.	149,200	12,713,332
Idemitsu Kosan Co. Ltd. (Japan)	200	23,419
JX Holdings, Inc. (Japan)	24,700	166,290
Marathon Oil Corp.	77,100	4,110,201
Murphy Oil Corp.	128,000	9,397,760
Noble Energy, Inc.	20,800	2,010,320
Occidental Petroleum Corp.	165,500	17,293,095
Origin Energy Ltd. (Australia)	2,846	47,748
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	4,635	168,340
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	3,813	138,241
Santos Ltd. (Australia)	4,097	65,897
Statoil ASA (Norway)	1,343	37,228
TonenGeneral Sekiyu K.K. (Japan)	4,000	49,387
Total SA (France)	4,355	265,113
Valero Energy Corp.	277,100	8,263,122
Western Refining, Inc.(a)(b)	177,000	3,000,150

		240,925,292

Paper & Forest Products — 0.2%
International Paper Co.	157,200	4,744,296
Schweitzer-Mauduit International, Inc.	6,100	308,721
Stora Enso OYJ (Finland)(Class R Stock)	11,009	131,134
Svenska Cellulosa AB (Sweden) (Class B Stock)	1,053	16,950
UPM-Kymmene OYJ (Finland)(b)	467	9,874

		5,210,975

Personal Products
Herbalife Ltd.	14,900	1,212,264

Kao Corp. (Japan)	4,200	104,773

		1,317,037

Pharmaceuticals — 3.1%
Abbott Laboratories	352,800	17,304,840
AstraZeneca PLC (United Kingdom)	5,371	246,682
Bayer AG (Germany)	278	21,527
Bristol-Myers Squibb Co.	52,800	1,395,504
Eli Lilly & Co.	181,900	6,397,423
Forest Laboratories, Inc.(b)	131,400	4,244,220
GlaxoSmithKline PLC (United Kingdom)	4,978	94,990
Johnson & Johnson	334,098	19,795,306
Medicines Co. (The)(b)	98,800	1,609,452
Merck & Co., Inc.	797,700	26,332,077
Novartis AG (Switzerland)	3,828	207,633
Novo Nordisk A/S (Denmark) (Class B Stock)	1,949	244,866
Orion OYJ (Finland) (Class B Stock)	3,377	81,934
Par Pharmaceutical Cos., Inc.(b)	38,300	1,190,364
Pfizer, Inc.	842,497	17,111,114
Roche Holding AG (Switzerland)	1,344	191,979
Sanofi-Aventis SA (France)	3,058	214,414
Takeda Pharmaceutical Co. Ltd. (Japan)	2,500	116,615
Teva Pharmaceutical Industries Ltd. (Israel)	1,101	55,236
Warner Chilcott PLC (Class A Stock)	106,500	2,479,320

		99,335,496

Professional Services
Adecco SA (Switzerland)	1,746	114,816

Real Estate Investment Trusts — 0.8%
Brandywine Realty Trust	212,300	2,577,322
Capstead Mortgage Corp.	48,000	613,440
Chimera Investment Corp.	653,100	2,586,276
Dexus Property Group (Australia)	18,913	16,628
GPT Group (Australia)	14,547	47,247
Hospitality Properties Trust	193,200	4,472,580
Invesco Mortgage Capital, Inc.	14,300	312,455
Mack-Cali Realty Corp.	111,800	3,790,020
MFA Financial, Inc.	600,700	4,925,740
Newcastle Investment Corp.(b)	42,800	258,512
Senior Housing Properties Trust	216,400	4,985,856
Stockland (Australia)	26,528	101,800
Sunstone Hotel Investors, Inc.(b)	153,700	1,566,203
Winthrop Realty Trust	30,000	367,500

		26,621,579

Real Estate Management & Development — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	1,000	16,301
Daiwa House Industry Co. Ltd. (Japan)	7,000	86,006
Jones Lang Lasalle, Inc.	50,700	5,056,818
Kerry Properties Ltd. (Hong Kong)	7,500	37,507
Lend Lease Group (Australia)(c)	9,403	88,215
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	14,656
UOL Group Ltd. (Singapore)	15,000	56,525
Wheelock & Co. Ltd. (Hong Kong)	16,000	60,063

		5,416,091

Road & Rail — 0.7%
Central Japan Railway Co. (Japan)	15	118,839
CSX Corp.	7,800	613,080
DSV A/S (Denmark)	699	17,258
Norfolk Southern Corp.	216,600	15,003,882
Union Pacific Corp.	63,400	6,234,122

		21,987,181

Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	517,300	8,080,226
ASM Pacific Technology Ltd. (Hong Kong)	6,400	80,344
ASML Holding NV (Netherlands)(b)	4,533	199,791
Atmel Corp.(b)	202,900	2,765,527
Infineon Technologies AG (Germany)	665	6,819
Intel Corp.	1,444,200	29,129,514
LAM Research Corp.(b)	129,100	7,314,806
Marvell Technology Group Ltd.(b)	315,200	4,901,360
Novellus Systems, Inc.(b)	204,000	7,574,520

NVIDIA Corp.(b)	63,500	1,172,210
STMicroelectronics NV (France)	1,927	23,868
Texas Instruments, Inc.	167,100	5,774,976

		67,023,961

Software — 2.9%
Autodesk, Inc.(b)	175,500	7,741,305
CA, Inc.	174,000	4,207,320
Dassault Systemes SA (France)	496	38,120
Intuit, Inc.(b)	205,200	10,896,120
Microsoft Corp.	1,700,100	43,114,536
Oracle Corp.	500,500	16,701,685
Red Hat, Inc.(b)	161,600	7,335,024
SAP AG (Germany)	201	12,306
Synopsys, Inc.(b)	46,500	1,285,725

		91,332,141

Specialty Retail — 1.1%
Home Depot, Inc. (The)	60,250	2,232,865
Inditex SA (Spain)	87	6,981
Kingfisher PLC (United Kingdom)	14,618	57,664
Limited Brands, Inc.	266,200	8,752,656
Pep Boys-Manny Moe & Jack	21,100	268,181
Ross Stores, Inc.	127,900	9,096,248
TJX Cos., Inc.	301,600	14,998,568

		35,413,163

Textiles, Apparel & Luxury Goods — 0.6%
Cie Financiere Richemont SA (Switzerland)	2,851	164,666
Coach, Inc.	244,600	12,728,984
Nisshinbo Holdings, Inc. (Japan)	3,000	29,105
Swatch Group AG (The) (Switzerland)	657	52,217
VF Corp.(a)	51,200	5,044,736

		18,019,708

Tobacco — 1.1%
Altria Group, Inc.	771,700	20,087,351
British American Tobacco PLC (United Kingdom)	2,743	110,096
Imperial Tobacco Group PLC (United Kingdom)	4,285	132,463
Lorillard, Inc.	31,900	3,030,819
Philip Morris International, Inc.	140,600	9,227,578
Reynolds American, Inc.	88,100	3,130,193

		35,718,500

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	18,000	598,680
ITOCHU Corp. (Japan)	4,200	43,979
Marubeni Corp. (Japan)	7,000	50,409
Mitsubishi Corp. (Japan)	2,600	72,174
Mitsui & Co. Ltd. (Japan)	3,100	55,567
Noble Group Ltd. (Singapore)	8,000	13,582
Sumitomo Corp. (Japan)	9,200	131,508
W.W. Grainger, Inc.	26,700	3,676,056
Wolseley PLC (United Kingdom)	1,586	53,404

		4,695,359

Transportation Infrastructure
Atlantia SpA (Italy)	540	12,375
Kamigumi Co. Ltd. (Japan)	2,000	17,095

		29,470

Water Utilities — 0.2%
American Water Works Co., Inc.	178,600	5,009,730

Wireless Telecommunication Services
KDDI Corp. (Japan)	2	12,383
Mobistar SA (Belgium)	224	15,529
Partner Communications Co. Ltd. (Israel)	4,037	76,744
Softbank Corp. (Japan)	4,300	171,628
StarHub Ltd. (Singapore)	12,000	25,704
Vodafone Group PLC (United Kingdom)	107,695	304,931

		606,919

TOTAL COMMON STOCKS (cost $1,658,537,176)		2,092,224,641

PREFERRED STOCKS
Automobiles
Volkswagen AG (Germany)	610	98,941

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)(d)	22,000	602,800
JPMorgan Chase Capital XXVI 8.00% (Capital Security, fixed to floating preferred)(d)	28,000	736,120

		1,338,920

Household Products
Henkel AG & Co. KGaA (Germany)	620	38,406

Media
ProSiebenSat.1 Media AG (Germany)	1,888	55,266

TOTAL PREFERRED STOCKS (cost $1,456,662)		1,531,533

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Non-Residential Mortgage-Backed Securities — 0.4%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(d)	A1	0.662%	05/08/15	$ 966	948,670
ARES CLO Funds (Cayman Islands), Ser. 2005-9A, Class A1A, 144A(d)	Aa3	0.573%	04/20/17	715	690,274
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	2.031%	05/17/21	500	500,000
BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.655%	01/15/16	3,209	3,152,950
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aa1	0.561%	08/03/19	495	475,316
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.654%	02/20/15	1,350	1,332,377
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.654%	07/27/16	163	160,294
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	A1	0.553%	07/22/20	1,225	1,154,795
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.563%	12/15/17	2,045	1,976,352
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004- 1A, Class A, 144A(d)	Aa2	0.663%	07/15/16	225	219,075
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.543%	10/19/20	1,161	1,102,665
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(d)	Aaa	0.623%	10/22/16	1,000	967,488
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.571%	06/01/17	500	476,250
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.728%	02/15/16	1,022	995,565
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	244	253,030
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.663%	08/22/16	453	441,990

					14,847,091

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.900%	03/25/33	459	345,041
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	359	328,378
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	704	587,254
GSAMP Trust, Ser. 2004-HE2, Class A3C(d)	Aaa	0.830%	09/25/34	674	618,486
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.744%	01/20/35	353	313,169
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.780%	06/25/34	1,207	999,120
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	2.511%	05/25/33	717	596,661
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(d)	B3	1.195%	06/25/34	1,232	1,000,108
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.300%	12/27/33	1,193	1,009,592
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.150%	07/25/32	823	615,977
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(d)	B(e)	2.575%	04/25/32	288	133,799
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.525%	09/25/32	757	659,605

Securitized Asset Backed Receivables LLC Trust, Ser. 2004- OP1, Class M1(d)	Ba3	1.015%	02/25/34	1,220	1,047,875
Securitized Asset Backed Receivables LLC Trust, Ser. 2006- FR3, Class A3(d)	Ca	0.500%	05/25/36	1,100	398,848

					8,653,913

TOTAL ASSET-BACKED SECURITIES (cost $24,623,756)					23,501,004

BANK LOANS(d) — 0.2%
Cable
Insight Midwest Holdings LLC	Ba3	1.260%	10/06/13	678	671,143

Foods
Del Monte Foods Co.	Ba3	4.500%	03/08/18	1,145	1,145,179

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.	Ba3	2.557%	11/18/13	370	367,544
HCA, Inc.	Ba3	3.557%	03/31/17	886	883,688

					1,251,232

Technology — 0.1%
First Data Corp.	B1	3.002%	09/24/14	1,118	1,070,457
First Data Corp.	B1	3.002%	09/24/14	1,398	1,337,320
Flextronics International Ltd. (Singapore)	Ba1	2.504%	10/01/14	156	155,101
Flextronics International Ltd. (Singapore)	Ba1	2.511%	10/01/14	544	539,751

					3,102,629

TOTAL BANK LOANS (cost $6,236,253)					6,170,183

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,361	2,569,267
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(d)	B2	2.885%	02/25/35	749	668,297
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.849%	03/25/35	571	480,794
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Baa1	2.957%	02/25/37	1,842	1,842,874
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	806	822,067
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.980%	07/25/35	1,256	1,179,780
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	257	260,506
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004- 1, Class 4A3(d)	Baa1	2.585%	02/25/34	588	564,965
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	350	319,170

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,466,379)					8,707,720

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,880,496
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,853,305
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.658%	06/10/49	4,060	4,218,282
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	2,025,873
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(d)	AAA(e)	5.405%	12/11/40	2,000	2,139,426
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(d)	Aaa	5.346%	01/15/46	1,200	1,287,913
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(e)	5.440%	09/15/30	843	877,873
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(e)	5.769%	06/10/46	3,800	4,148,701
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	973	990,807
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	907,649

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	906	908,105
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	1,993,468
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(e)	5.546%	02/15/39	2,700	2,895,430
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	676	689,191
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(e)	5.816%	05/15/46	2,200	2,333,918
GE Capital Commercial Mortgage Corp., I/O, Ser. 2004-C2, Class X2, 144A(d)	Aaa	0.761%	03/10/40	13,415	274
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,720	2,842,472
Greenwich Capital Commercial Funding Corp., Ser. 2005- GG5, Class A5(d)	Aaa	5.224%	04/10/37	8,050	8,571,490
Greenwich Capital Commercial Funding Corp., Ser. 2007- GG9, Class A2	Aaa	5.381%	03/10/39	3,760	3,842,469
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(d)	AAA(e)	5.587%	04/10/38	6,625	7,000,940
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,200	2,253,292
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,795	2,918,861
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,818	5,014,664
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,270	1,307,985
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	4,117,553
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(d)	Aaa	5.863%	04/15/45	563	584,128
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,123,761
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(d)	Aaa	0.226%	04/15/43	97,546	209,226
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(e)	4.826%	08/15/29	3,910	4,049,689
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(e)	5.263%	11/15/40	1,510	1,563,747
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	2,676	2,885,442
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,067,831
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	154,844
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(d)	Aaa	5.909%	06/12/46	1,795	1,965,227
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.402%	03/12/44	1,500	1,616,217
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(e)	5.726%	10/15/42	2,600	2,848,470
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	1,720	1,814,832
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,777,412
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(e)	5.646%	06/11/42	1,105	1,178,026
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	5,000	5,368,830
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.739%	05/15/43	1,000	1,090,799
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	2,699	2,716,040

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,686,287)					107,034,958

CORPORATE BONDS — 8.3%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	512,902

Airlines — 0.2%
American Airlines Pass Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,520	2,528,210
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	236	247,903
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	768	829,630

Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. A(a)	Baa2	4.750%	01/12/21	855	837,900
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	408	421,411
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300%	04/15/19	675	677,734
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	765	765,000
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,051,379

					7,359,167

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	535,757
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	271,142

					806,899

Banking — 1.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,401,771
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,760	1,997,600
Bank of America Corp., Jr. Sub. Notes(a)(d)	Ba3	8.000%	12/29/49	2,200	2,365,814
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	595	617,853
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,873,608
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	1,060	1,136,106
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	954,799
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	398,525
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	555,040
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	370,716
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,369,035
BNP Paribas Home Loan Covered Bonds SA (France), Covered Notes, 144A	Aaa	2.200%	11/02/15	3,600	3,459,622
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	21,757
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	672,700
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,138,050
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	600	613,293
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	474,068
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,943,380
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	543,549
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	520	571,451
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	430	539,011
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	975	1,203,029
Countrywide Financial Corp., Gtd. Notes, MTN(a)	A2	5.800%	06/07/12	1,190	1,251,713
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	916,245
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	627,115
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,078,257
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	637,705
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,254,034
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.000%	06/15/20	1,000	1,057,125
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	270	268,882
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,579,426
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	104,897
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	2,980	2,995,290
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	170	187,681
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(d)	Baa1	7.900%	04/29/49	2,000	2,188,220
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,930	2,800,236
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(d)	Baa1	7.900%	04/29/49	2,000	2,188,220
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,545,564
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	1,870	1,871,844
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	520	528,742
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.400%	08/28/17	35	38,153
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	281,660
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,472,104
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,445,189
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	620	665,966
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(d)	Ba1	6.346%	07/25/49	800	801,182
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	440	511,817
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,827,354
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	811,324
Wells Fargo Bank NA, Sub. Notes, Ser. AI(f)	Aa3	4.750%	02/09/15	585	622,502
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(d)	Baa3	7.700%	12/29/49	1,000	1,030,000

					57,621,004

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	5.250%	02/06/12	1,715	439,469
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	700	183,750

					623,219

Building Materials & Construction
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	923,507

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	345,068
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba3	8.000%	04/30/12	2,130	2,236,500
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	580,452
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	158,787
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	465,848
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	658,654
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	921,997
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,094,321
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,020,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	1,780	1,871,716
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	395,444

					10,748,787

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(h)(i)	Baa1	5.800%	10/15/12	460	488,904
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(h)(i)	Baa1	6.375%	10/15/17	1,302	1,459,647
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(h)(i)	Baa1	7.000%	10/15/37	380	414,021
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	217,800

					2,580,372

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	1,225	1,169,915
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,080,123
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	432	641,461
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	778,091
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	146,141
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,617,581
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	490,905

					6,924,217

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,250	2,467,534
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,876,120
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	974,958

					5,318,612

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	197,440
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,342,953
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	596,339
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	582,876
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	801,491
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	692,533
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	812,767
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	220,996
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	350,364
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	599,018
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,027,065
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	676,957
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,295	1,542,296
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,163,991
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	162,889
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,393,851

Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	315,259
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	555,364
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	145	151,561
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	487,000
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,093,766
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	309,357
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	90	95,353
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,441,155
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	641,025
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	630,248
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	387,179
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	546,332
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,615,156
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	157,289
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	555,701
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	507,560
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	213,415
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	494,333

					22,360,879

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	530,911
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,124,721
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	975	1,089,064
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	400	404,354

					3,149,050

Energy — Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,195	1,315,331
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	325	324,580
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	8.700%	03/15/19	250	306,217
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	415	385,791
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,628,188
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	810	804,294
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,407,732

					6,172,133

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,285	1,717,615
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	250	340,119
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	A2	4.700%	03/01/41	440	450,503
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,102,302
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,169,653
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(h)(i)	A2	6.000%	11/27/17	670	750,716
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	5.700%	10/01/40	1,067	975,056
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	539,887
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	737	771,237
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	450	534,523
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,710	1,826,427
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	47,685
Kroger Co. (The), Gtd. Notes	NR	6.800%	04/01/11	670	670,112
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	735	821,363
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	180,586

					11,897,784

Healthcare & Pharmaceutical — 0.2%
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	967,884
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	280	304,568
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,071,781
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	630,541
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	185,090
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	494,243
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,210	1,311,474
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	69,958

					6,035,539

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	390	394,115
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	569,082
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	637,867
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	683,340
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,362,778

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	218,231
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	450,418
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	455,231
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	940,685

					5,711,747

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	525	516,362
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	599,219
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,125,995
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,157,844
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	183,347
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,036,142
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	458,971
Chubb Corp., Jr. Sub. Notes(d)	A3	6.375%	03/29/67	1,300	1,368,250
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	837,557
Lincoln National Corp., Jr. Sub. Notes(d)	Ba1	6.050%	04/20/67	260	243,100
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	513,473
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	804,710
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	766,087
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,020	1,017,746
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	335	347,329
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	435,209
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	497,056
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	757,036
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	370	390,679
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,193,665
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	717,044
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,307,869
Progressive Corp. (The), Jr. Sub. Notes(d)	A2	6.700%	06/15/37	735	775,425
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,634,914
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	768,385
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	350	355,650
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	586,963
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	483,878
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	89,545

					20,969,450

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.250%	02/15/13	1,645	1,758,094
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	3,041,500

					4,799,594

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,593,750
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	663,396
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	915	876,012
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	614,342
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	1,315	1,304,012
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	97,717
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	929,715
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	210	205,547
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	715	710,388
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	207,642
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	461,873
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	625	684,371

					9,348,765

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	805	812,965
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	1,270	1,345,253
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	730	715,430
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	932,948
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	115	122,142
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	600	649,216
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	135,035
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,709,000
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	815	871,149

					8,293,138

Non-Captive Finance — 0.5%
General Electric Capital Corp., Notes, MTN	Aa2	3.500%	08/13/12	1,990	2,054,199
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.375%	09/16/20	1,375	1,336,225
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	505	530,550
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,060	1,046,511
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(j)	Aa2	6.000%	08/07/19	920	1,004,425
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.875%	01/10/39	1,075	1,199,693
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	760	771,908
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	443,401
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,850	1,914,750
SLM Corp., Sr. Notes, MTN(a)	Ba1	6.250%	01/25/16	570	594,225
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,144,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,870	3,214,400

					15,254,787

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	512,312

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $437,417; purchased 10/27/10)(h)(i)	Ba2	5.400%	11/01/20	440	434,488
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,080	1,208,263
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	824,107

					2,466,858

Pipelines & Other — 0.1%
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	260,899
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	363,208
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	153,921
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	96,315
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,549,609
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	254,434

					4,678,386

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	745,431
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	757,363
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	562,535
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	22,557

					2,087,886

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	372,648
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	750	752,246
Mack-Cali Realty LP, Sr. Unsec’d. Notes(a)	Baa2	7.750%	08/15/19	765	921,783
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	450,513
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	706,515
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	72	78,785
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,800	3,137,999

					6,420,489

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,018,687
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,806,440
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	524,418
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	650	663,812
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	323,048
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.950%	04/01/41	545	543,482
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	790	902,148
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	385	432,255
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	390	401,700
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,127,500

					8,743,490

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	393,908
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,073,666
HP Enterprise Services LLC, Sr. Unsec’d. Notes	A2	7.450%	10/15/29	55	68,921
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	624,431
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	50,907
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	1,000	1,022,500
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,863,208

					6,097,541

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	5.000%	03/30/20	259	271,100
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	616,836
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	8,770
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	587,122
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	5.350%	09/01/40	1,883	1,686,688
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	620	646,188
CenturyLink, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	04/01/17	325	347,162
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06- 04/10/07)(h)(i)	Baa3	7.995%	06/01/36	1,600	1,803,842
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	504,592
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	688,828
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,455,912
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,140,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	337,901
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	2,095	2,290,107
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	390	410,112
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	227,700
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	509	515,074
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	263,604
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	1,020	1,015,633
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,547,256

					20,364,427

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,597,867
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	195,271
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,120,838
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	378,413
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	922,191
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	338,676

					4,553,256

TOTAL CORPORATE BONDS (cost $250,312,752)					263,336,197

MORTGAGE-BACKED SECURITIES — 10.5%
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,000	1,963,750
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 07/01/20	2,936	3,100,412
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	15,000	15,239,070
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	5,767	6,135,580
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	9,500	9,884,455
Federal Home Loan Mortgage Corp.(d)		5.196%	12/01/35	1,470	1,565,854
Federal Home Loan Mortgage Corp.(d)		5.494%	06/01/36	1,187	1,241,701
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	6,945	7,445,151
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	14,000	14,894,684
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	1,720	1,899,030
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	4,000	4,335,000
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	118	128,827
Federal Home Loan Mortgage Corp.		7.000%	01/01/31 - 10/01/32	822	945,877
Federal National Mortgage Association(d)		2.168%	07/01/33	521	540,821
Federal National Mortgage Association		3.500%	03/01/41	2,479	2,337,709
Federal National Mortgage Association		3.500%	TBA 15 YR	8,000	7,998,750
Federal National Mortgage Association		4.000%	TBA 15 YR	5,500	5,651,250
Federal National Mortgage Association		4.000%	TBA 30 YR	8,000	7,842,496
Federal National Mortgage Association		4.000%	TBA 30 YR	25,000	24,585,950
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	22,796	23,460,446
Federal National Mortgage Association		5.000%	10/01/18 - 02/01/36	18,306	19,298,419
Federal National Mortgage Association		5.000%	TBA 30 YR	27,000	28,155,951
Federal National Mortgage Association		5.500%	03/01/16 - 08/01/37	36,878	39,692,639
Federal National Mortgage Association(d)		5.827%	06/01/37	764	813,049
Federal National Mortgage Association		6.000%	04/01/13 - 05/01/38	20,167	22,101,183
Federal National Mortgage Association		6.000%	TBA 30 YR	9,000	9,753,750
Federal National Mortgage Association		6.500%	07/01/17 - 09/01/37	7,399	8,364,143
Federal National Mortgage Association		7.000%	08/01/11 - 07/01/32	519	596,962
Federal National Mortgage Association		7.500%	06/01/12 - 05/01/32	172	199,396
Government National Mortgage Association		4.000%	TBA 30 YR	1,000	996,875
Government National Mortgage Association		4.000%	TBA 30 YR	1,500	1,494,843
Government National Mortgage Association		4.000%	TBA 30 YR	8,000	8,000,000
Government National Mortgage Association		4.500%	TBA 30 YR	31,000	31,920,297

Government National Mortgage Association		5.000%	TBA 30 YR	3,500	3,712,734
Government National Mortgage Association		5.500%	11/15/32 - 02/15/36	7,369	8,040,654
Government National Mortgage Association		6.000%	02/15/33 - 10/15/34	3,038	3,356,273
Government National Mortgage Association		6.500%	10/15/23 - 07/15/35	3,348	3,795,067
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	85	99,353

TOTAL MORTGAGE-BACKED SECURITIES (cost $322,558,216)					331,588,401

MUNICIPAL BONDS — 0.3%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,334,818
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	988,759
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	978,770
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,197,897
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,132,441
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	418,286
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	287,547
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	445,080
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	484,220
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	662,980
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,270	1,347,825
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	512,815
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	267,540
State of California, General Obligation Unlimited, BABs(a)	A1	7.625%	03/01/40	215	236,126
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	330,420

TOTAL MUNICIPAL BONDS (cost $10,686,711)					10,625,524

NON-CORPORATE FOREIGN AGENCIES — 0.4%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,435	7,587,507
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	515	469,631
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	400	403,512
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	421,750
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,294,025

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $10,969,223)					11,176,425

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $738,409)	Aa2	6.400%	01/20/40	740	778,850

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,169,023
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	630	709,680
Federal National Mortgage Association, Notes		4.375%	10/15/15	2,225	2,427,428
Resolution Funding Corp. Interest Strip, Bonds(k)		3.690%	04/15/18	2,615	2,069,898
Tennessee Valley Authority, Bonds, Ser. E		6.250%	12/15/17	560	664,348
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%	02/15/21	1,170	1,173,866
Western Corporate Federal Credit Union, Gtd. Notes		1.750%	11/02/12	2,610	2,652,415

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,622,421)					10,866,658

U.S. GOVERNMENT TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds(f)		4.250%	11/15/40	4,410	4,217,750
U.S. Treasury Bonds		5.250%	11/15/28	11,945	13,447,454
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,661	5,936,025
U.S. Treasury Notes(a)		2.125%	02/29/16	5,665	5,647,297
U.S. Treasury Notes		2.250%	03/31/16	32,175	32,212,645

U.S. Treasury Notes	2.375%	03/31/16	5,195	5,231,121
U.S. Treasury Notes	2.625%	08/15/20	5,215	4,892,322
U.S. Treasury Notes(a)	3.625%	02/15/21	2,570	2,606,543
U.S. Treasury Strips Coupon(a)(l)	3.170%	11/15/18	13,075	10,273,289
U.S. Treasury Strips Coupon(l)	4.300%	05/15/24	10,845	6,205,455
U.S. Treasury Strips Coupon(l)	4.330%	08/15/24	6,520	3,676,296
U.S. Treasury Strips Coupon(l)	4.330%	11/15/24	4,590	2,547,891
U.S. Treasury Strips Coupon(l)	4.360%	02/15/25	4,500	2,460,717
U.S. Treasury Strips Coupon(l)	4.420%	08/15/25	1,055	559,271
U.S. Treasury Strips Coupon(a)(l)	5.010%	08/15/22	2,450	1,552,367
U.S. Treasury Strips Coupon(l)	5.440%	11/15/23	10,490	6,180,068
U.S. Treasury Strips Coupon(l)	5.530%	02/15/24	10,000	5,805,770
U.S. Treasury Strips Coupon(l)	5.980%	05/15/25	9,500	5,117,384
U.S. Treasury Strips Coupon(l)	6.650%	05/15/27	2,280	1,091,944
U.S. Treasury Strips Coupon(l)	8.420%	08/15/33	10,730	3,684,789

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $121,909,381)				123,346,398

TOTAL LONG-TERM INVESTMENTS (cost $2,527,803,626)				2,990,888,492

SHORT-TERM INVESTMENTS — 12.4%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $4,398,328)(j)(m)	0.180%	06/16/11	4,400	4,399,305

			Shares
AFFILIATED MUTUAL FUNDS — 12.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $156,949,551)(n)			15,862,552	143,397,467
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $246,620,526; includes $42,046,006 of cash collateral received for securities on loan)(n)(o)			246,620,526	246,620,526

TOTAL AFFILIATED MUTUAL FUNDS (cost $403,570,077)				390,017,993

TOTAL SHORT-TERM INVESTMENTS (cost $407,968,405)				394,417,298

TOTAL INVESTMENTS (p) — 106.6% (cost $2,935,772,031)				3,385,305,790
LIABILITIES IN EXCESS OF OTHER ASSETS(q) (6.6)%				(210,016,266)

NET ASSETS — 100.0%				$3,175,289,524

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,185,654; cash collateral of $42,046,006 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.
(e)	Standard & Poor’s Rating.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a restricted security; the aggregate original cost of such securities is $4,866,591. The aggregate value of $5,351,618 is approximately 0.2% of net assets.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.
(l)	Rate shown reflects the effective yield at March 31, 2011.
(m)	Rate quoted represents yield-to-maturity as of purchase date.
(n)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	As of March 31, 2011, 4 securities representing $2,097,849 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(q)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open future contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
	Long Positions:
268	2 Year U.S. Treasury Notes	Jun. 2011	$58,415,110	$58,457,500	$42,390
1,180	5 Year U.S. Treasury Notes	Jun. 2011	137,627,499	137,811,094	183,595
9	U.S. Ultra Bond	Jun. 2011	1,111,230	1,112,063	833
175	S&P Index	Jun. 2011	56,413,963	57,793,750	1,379,787

					1,606,605

	Short Positions:
160	10 Year U.S. Treasury Notes	Jun. 2011	19,143,881	19,045,000	98,881
472	U.S. Long Bond	Jun. 2011	56,219,066	56,728,500	(509,434)

					(410,553)

					$1,196,052

Interest rate swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA(1)	03/15/16	$3,350	2.404%	3 month LIBOR	$606	$—	$606
Citibank, NA(1)	03/23/16	1,680	2.251%	3 month LIBOR	(11,828)	—	(11,828)
Citibank, NA(1)	08/15/26	11,930	4.084%	3 month LIBOR	(22,637)	—	(22,637)
Morgan Stanley Capital Services, Inc.(1)	03/08/16	3,345	2.387%	3 month LIBOR	3,313	—	3,313
Morgan Stanley Capital Services, Inc.(1)	03/23/16	3,160	2.251%	3 month LIBOR	(22,248)	—	(22,248)
Citibank, NA(2)	03/15/16	5,030	2.555%	3 month LIBOR	(41,846)	—	(41,846)
Morgan Stanley Capital Services, Inc.(2)	02/16/16	6,495	2.555%	3 month LIBOR	(72,298)	—	(72,298)

					$(166,938)	$—	$(166,938)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1)
Barclays Bank PLC	09/20/12	$2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$(13,515)	$—	$(13,515)
Deutsche Bank AG	09/20/11	1,000	1.000%	Dish DBS Corp., 6.625%, 10/01/14	(2,614)	3,245	(5,859)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(91,460)	(29,893)	(61,567)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	(17,459)	41,191	(58,650)
Deutsche Bank AG	06/20/13	2,000	1.000%	US Steel Corp., 6.650%, 06/01/37	16,835	70,410	(53,575)
Deutsche Bank AG	03/20/14	1,645	7.050%	Starwood Hotels & Resorts Worldwide, 7.875%, 05/01/12	(304,383)	—	(304,383)
Deutsche Bank AG	06/20/18	2,200	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(55,931)	—	(55,931)
JPMorgan Chase Bank	06/20/14	1,150	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	12,837	—	12,837
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.130%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(12,056)	—	(12,056)
Merrill Lynch Capital Services, Inc.	06/20/18	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	30,744	—	30,744
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp., 5.125%. 08/27/12	7,439	—	7,439
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(22,865)	(7,709)	(15,156)
Morgan Stanley Capital Services, Inc.	06/20/18	2,800	0.970%	Simon Property Group L.P., 5.250%, 12/01/16	11,930	—	11,930
Morgan Stanley Capital Services, Inc.	06/20/18	1,700	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	74,294	—	74,294

					$(366,204)	$77,244	$(443,448)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,092,224,641	$—	$—
Preferred Stocks	1,531,533	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	4,738,357	10,108,734
Residential Mortgage-Backed Securities	—	8,653,913	—
Bank Loans	—	6,170,183	—
Collateralized Mortgage Obligations	—	8,707,720	—
Commercial Mortgage-Backed Securities	—	107,034,958	—
Corporate Bonds	—	263,336,197	—
Mortgage-Backed Securities	—	331,588,401	—
Municipal Bonds	—	10,625,524	—
Non-Corporate Foreign Agencies	—	11,176,425	—
Non-Corporate Sovereign	—	778,850	—
U.S. Government Agency Obligations	—	10,866,658	—
U.S. Government Treasury Obligations	—	127,745,703	—
Affiliated Mutual Funds	390,017,993	—	—
Other Financial Instruments*
Futures Contracts	1,196,052	—	—
Interest Rate Swap Agreements	—	(166,938)	—
Credit Default Swap Agreements	—	(443,448)	—

Total	$2,484,970,219	$890,812,503	$10,108,734

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value at 3/31/11
Credit contracts	$(443,448)
Equity contracts	1,379,787
Interest rate contracts	(350,673)

Total	$585,666

Global Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 95.9%
Australia — 2.3%
Bendigo and Adelaide Bank Ltd.	131,800	$ 1,299,200
BHP Billiton PLC	83,797	3,306,927
BlueScope Steel Ltd.	218,400	446,157
Caltex Australia Ltd.	34,900	563,142
Challenger Ltd.	271,400	1,383,963
Downer EDI Ltd(a)	171,400	671,920
Downer EDI Ltd. (Entitlement Shares)(a)	42,850	167,980
Goodman Fielder Ltd.	443,900	564,752
Metcash Ltd.	175,000	753,007
National Australia Bank Ltd.	66,900	1,788,770
OneSteel Ltd.	447,200	1,128,651
Pacific Brands Ltd.	460,600	402,577
TABCORP Holdings Ltd.	116,367	901,529
Telstra Corp. Ltd.	305,800	891,979
Westpac Banking Corp.	55,600	1,399,216

		15,669,770

Austria — 0.4%
Andritz AG	11,161	1,040,620
OMV AG	32,300	1,459,776
Voestalpine AG	9,500	446,040

		2,946,436

Belgium — 0.6%
AGFA-Gevaert NV(a)	86,100	372,162
Anheuser-Busch InBev NV	42,628	2,428,265
Delhaize Group SA	18,600	1,514,370

		4,314,797

Brazil — 0.7%
BR Malls Participacoes SA	102,400	1,055,580
CCR SA	25,500	744,547
Itau Unibanco Holding SA, ADR	119,800	2,881,190

		4,681,317

Canada — 1.0%
Alimentation Couche Tard, Inc. (Class B Stock)	35,397	930,654
Brookfield Asset Management, Inc. (Class A Stock)	85,660	2,780,524
Canadian National Railway Co.	26,600	2,007,003
Petrominerales Ltd.	11,355	430,307
Tim Hortons, Inc.	15,077	683,791

		6,832,279

China — 2.8%
Baidu, Inc., ADR(a)	45,009	6,202,690
China Overseas Land & Investment Ltd.	488,000	992,493
China Vanke Co. Ltd. (Class B Stock)	544,959	714,604
CNOOC Ltd.	997,000	2,512,191
Dongfeng Motor Group Co. Ltd. (Class H Stock)	604,000	1,028,079
Great Wall Motor Co. Ltd. (Class H Stock)	521,250	963,621
Industrial & Commercial Bank of China (Class H Stock)	4,647,625	3,859,801
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,394,000	697,130
Weichai Power Co. Ltd. (Class H Stock)	175,000	1,063,019
Youku.com, Inc., ADR(a)(b)	12,073	573,588

		18,607,216

Denmark — 0.5%
Coloplast A/S (Class B Stock)	9,565	1,385,336
H Lundbeck A/S	49,400	1,145,518
Novo Nordisk A/S (Class B Stock)	7,916	994,540

		3,525,394

Finland — 0.7%
Kone OYJ (Class B Stock)	26,465	1,522,744
Nokia OYJ	83,800	716,721
Tieto OYJ	56,200	1,027,437

UPM-Kymmene OYJ	56,876	1,202,616

		4,469,518

France — 5.7%
Air Liquide SA	7,700	1,023,146
AXA SA	47,100	984,226
BNP Paribas	72,776	5,322,935
Casino Guichard Perrachon SA	6,800	643,650
CIE de Saint-Gobain	22,954	1,405,470
Ciments Francais SA	5,200	525,144
Credit Agricole SA	100,900	1,655,880
EDF Energies Nouvelles SA(b)	18,573	979,161
France Telecom SA	42,900	961,210
L’Oreal SA	21,783	2,537,573
Rallye SA	13,400	606,268
Renault SA	12,300	680,002
Sanofi-Aventis SA	43,600	3,057,042
Schneider Electric SA	14,138	2,416,375
SCOR SE	28,000	762,478
Societe Generale	14,000	909,696
Thales SA	14,000	558,417
Total SA	43,500	2,648,086
Total SA, ADR	63,800	3,889,886
Valeo SA	13,400	781,550
Veolia Environnement	59,510	1,850,358
Vinci SA	27,043	1,689,948
Vivendi SA	86,100	2,458,710

		38,347,211

Germany — 3.1%
Allianz SE	16,400	2,301,652
Aurubis AG	6,200	330,947
BASF SE	41,790	3,614,472
Bayer AG	21,358	1,653,866
Daimler AG	9,800	692,341
Deutsche Bank AG	26,100	1,534,478
E.ON AG	34,300	1,047,540
Hannover Rueckversicherung AG	11,800	644,249
Lanxess AG	7,805	583,810
Muenchener Rueckversicherungs AG	10,800	1,698,931
Rheinmetall AG	8,800	729,197
RWE AG	21,600	1,375,828
SAP AG	54,365	3,328,375
ThyssenKrupp AG	28,400	1,160,358

		20,696,044

Greece
Alpha Bank AE(a)	15,700	101,237

Hong Kong — 1.6%
Chaoda Modern Agriculture Holdings Ltd.	966,070	599,870
First Pacific Co. Ltd.	804,000	719,394
Hutchison Port Holdings Trust (Class U Stock)(a)	2,836,000	2,807,640
Indofood Sukses Makmur Tbk PT	1,665,500	1,032,868
Jardine Cycle & Carriage Ltd.	65,000	1,887,346
Kingboard Chemical Holdings Ltd.	180,000	946,449
Li & Fung Ltd.	334,000	1,711,103
Noble Group Ltd.	652,000	1,106,926

		10,811,596

Indonesia — 0.4%
Bank Rakyat Indonesia Persero Tbk PT	2,373,000	1,567,011
Kalbe Farma Tbk PT	1,555,000	607,178
Perusahaan Gas Negara PT	1,589,000	711,697

		2,885,886

Ireland — 0.2%
Allied Irish Banks PLC(a)	42,100	11,277
Bank of Ireland (Governor & Co.)(a)	83,300	25,972
Irish Life & Permanent Group Holdings PLC(a)	51,300	27,118
WPP PLC	109,427	1,349,054

		1,413,421

Israel — 0.7%
Bank Hapoalim BM(a)	176,900	920,017

Check Point Software Technologies(a)	19,727	1,007,063
Elbit Systems Ltd.	11,400	634,816
Israel Chemicals Ltd.	58,796	968,037
Teva Pharmaceutical Industries Ltd., ADR	25,343	1,271,458

		4,801,391

Italy — 1.3%
Banco Popolare SC	38,200	113,904
Enel SpA	359,400	2,265,541
ENI SpA	88,000	2,161,277
Finmeccanica SpA	43,100	542,400
Fondiaria-Sai SpA	19,900	165,265
Saipem SpA	43,681	2,322,035
Telecom Italia SpA	796,300	1,224,434

		8,794,856

Japan — 8.8%
Alpine Electronics, Inc.	22,700	254,618
Aoyama Trading Co. Ltd.	52,100	833,675
Circle K Sunkus Co. Ltd.	46,900	716,074
COMSYS Holdings Corp.	72,800	736,052
Daito Trust Construction Co. Ltd.	5,800	399,543
Dena Co. Ltd.	19,600	708,079
Denso Corp.	53,100	1,761,914
Fanuc Corp.	12,300	1,861,710
Fast Retailing Co. Ltd.	4,600	575,691
Fukuoka Financial Group, Inc.	158,000	657,225
Hitachi Capital Corp.	49,400	646,749
Inpex Corp.	163	1,236,511
ITOCHU Corp.	87,400	915,189
Itochu Techno-Solutions Corp.	26,200	848,240
JX Holdings, Inc.	101,400	682,664
KDDI Corp.	200	1,238,278
Keihin Corp.	44,800	850,435
Komatsu Ltd.	52,700	1,789,823
K’s Holdings Corp.	19,700	568,406
Kurabo Industries Ltd.	173,100	316,317
Kyoei Steel Ltd.	42,800	755,355
Kyowa Exeo Corp.	81,900	820,182
Marubeni Corp.	210,000	1,512,263
Mitsubishi Corp.	65,000	1,804,340
Mitsubishi Electric Corp.	135,000	1,593,773
Mitsubishi Estate Co. Ltd.	42,000	710,435
Mitsui & Co. Ltd.	56,300	1,009,176
Mizuho Financial Group, Inc.	801,800	1,330,228
Murata Manufacturing Co. Ltd.	23,400	1,685,092
Nichirei Corp.	141,000	601,767
Nippon Electric Glass Co. Ltd.	54,000	764,751
Nippon Shokubai Co. Ltd.	68,000	851,839
Nippon Telegraph & Telephone Corp.	37,000	1,661,397
Nissan Shatai Co. Ltd.	95,000	706,961
Nitori Holdings Co. Ltd.	11,100	975,487
Nitto Denko Corp.	14,200	752,849
NTT DoCoMo, Inc.	1,100	1,933,398
ORIX Corp.	7,260	679,916
Sankyu, Inc.	210,000	1,004,809
Seino Holdings Corp.	65,000	490,743
Shimachu Co. Ltd.	30,700	662,497
Softbank Corp.	90,000	3,592,210
Sony Financial Holdings, Inc.	80,537	1,597,572
Sumitomo Corp.	152,300	2,177,022
Sumitomo Mitsui Financial Group, Inc.	166,100	5,163,917
Sumitomo Mitsui Trust Holdings, Inc.	64,070	227,226
Takeda Pharmaceutical Co. Ltd.	24,600	1,147,487
Toagosei Co. Ltd.	147,000	758,151
Toyo Suisan Kaisha Ltd.	31,000	673,071
Toyota Tsusho Corp.	48,100	793,378
Yahoo! Japan Corp.	5,871	2,100,517
Yokohama Rubber Co. Ltd. (The)	158,000	765,496

		58,900,498

Liechtenstein — 0.1%
Verwaltungs- und Privat-Bank AG	2,578	313,795

Mexico — 0.3%
America Movil SAB de CV, Ser. L, ADR	39,638	2,302,968

Netherlands — 2.0%
Aegon NV(a)	56,800	425,344
ING Groep NV(a)	119,400	1,511,240
Koninklijke Ahold NV	60,500	811,788
Koninklijke DSM NV	31,100	1,910,859
Nutreco NV	7,400	542,714
Royal Dutch Shell PLC (Class B Stock)	147,700	5,354,883
Royal Dutch Shell PLC, ADR(b)	36,650	2,670,319

		13,227,147

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	624,948

Norway — 0.3%
DnB NOR ASA	54,100	830,050
Statoil ASA	45,100	1,250,184

		2,080,234

Peru — 0.2%
Credicorp Ltd.	14,521	1,523,689

Portugal — 0.1%
Banco Espirito Santo SA	43,600	178,572

Singapore — 0.3%
CapitaMalls Asia Ltd.	593,000	837,398
Keppel Corp. Ltd.	109,000	1,063,626
M1 Ltd.	10,330	19,750

		1,920,774

South Africa — 0.3%
Sasol Ltd.	17,611	1,019,147
Truworths International Ltd.	105,700	1,101,530

		2,120,677

South Korea — 1.0%
Honam Petrochemical Corp.	2,475	874,299
Hyundai Motor Co.	11,393	2,108,372
Samsung Electronics Co. Ltd.	4,335	3,683,140

		6,665,811

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	93,900	1,139,251
Banco Espanol de Credito SA	79,800	722,545
Banco Santander Chile, ADR	16,323	1,416,020
Banco Santander SA	328,365	3,812,202
Prosegur Cia de Seguridad SA	10,825	644,327
Repsol YPF SA	66,100	2,264,629
Telefonica SA	34,700	868,705

		10,867,679

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	56,474	1,501,345
Boliden AB	73,000	1,572,902
Electrolux AB (Class B Stock)	25,100	646,995
Elekta AB (Class B Stock)	12,203	487,973
Hexagon AB (Class B Stock)	37,926	905,504
Meda AB (Class A Stock)	76,800	739,784
NCC AB (Class B Stock)	15,700	449,964
SKF AB (Class B Stock)	29,174	849,535

		7,154,002

Switzerland — 3.2%
ABB Ltd.(a)	66,121	1,588,056
Baloise Holding AG	13,000	1,287,970
CIE Financiere Richemont SA, ADR	675,512	3,890,949
Clariant AG(a)	42,200	761,300
Credit Suisse Group AG	36,700	1,559,500
Georg Fischer AG(a)	1,500	843,495
Novartis AG	37,800	2,050,295
Roche Holding AG	10,000	1,428,416

Sika AG	240	577,986
Swiss Reinsurance Co. Ltd.	19,300	1,104,208
Swisscom AG	50	22,292
Syngenta AG	4,345	1,412,066
Zurich Financial Services AG(a)	16,637	4,656,911

		21,183,444

Taiwan — 0.4%
Hon Hai Precision Industry Co. Ltd.	341,000	1,194,396
HTC Corp.	31,000	1,212,317

		2,406,713

Turkey — 0.2%
Turkiye Garanti Bankasi AS	302,977	1,416,725

United Kingdom — 7.8%
Admiral Group PLC	23,312	581,155
Aggreko PLC	28,425	718,651
AMEC PLC	65,281	1,249,362
Amlin PLC	127,162	778,647
Antofagasta PLC	40,748	889,663
AstraZeneca PLC	100,368	4,609,753
Aviva PLC	144,400	1,002,572
BAE Systems PLC	256,400	1,336,376
Barclays PLC	332,700	1,481,341
Beazley PLC	360,794	713,068
Berendsen PLC	24,300	187,505
BG Group PLC	58,980	1,467,498
BP PLC	237,100	1,726,826
BT Group PLC	602,100	1,792,700
Centrica PLC	431,635	2,252,484
Cookson Group PLC	34,700	383,817
Diageo PLC	12,143	230,837
Drax Group PLC	116,100	738,476
DS Smith PLC	230,900	737,120
GlaxoSmithKline PLC	118,600	2,263,134
Home Retail Group PLC	259,200	802,931
J Sainsbury PLC	230,357	1,239,071
John Wood Group PLC	73,160	748,195
Johnson Matthey PLC	42,729	1,274,961
Kesa Electricals PLC	365,500	707,711
Legal & General Group PLC	483,800	894,086
Logica PLC	583,800	1,226,864
Marston’s PLC	339,130	516,834
Next PLC	55,051	1,748,604
Northern Foods PLC	211,500	246,834
Old Mutual PLC	527,200	1,150,205
Petrofac Ltd.	56,085	1,339,684
Prudential PLC	195,357	2,214,125
Reckitt Benckiser Group PLC	62,135	3,191,675
Rexam PLC	125,100	729,295
Rio Tinto Ltd.	10,100	885,379
Rolls-Royce Group PLC(a)	161,516	1,603,863
Royal Bank of Scotland Group PLC(a)	263,527	172,441
RSA Insurance Group PLC	300,200	633,283
Tate & Lyle PLC	28,500	264,033
Thomas Cook Group PLC	164,000	448,832
Vodafone Group PLC	1,714,707	4,855,072

		52,034,963

United States — 46.1%
3M Co.	35,150	3,286,525
Acme Packet, Inc.(a)	15,781	1,119,820
Agilent Technologies, Inc.(a)	34,169	1,530,088
Allstate Corp. (The)	42,100	1,337,938
Altria Group, Inc.	34,000	885,020
Amazon.com, Inc.(a)	33,123	5,966,446
American Express Co.	49,600	2,241,920
Amgen, Inc.(a)	25,850	1,381,682
Anadarko Petroleum Corp.	68,576	5,617,746
Apple, Inc.(a)	26,407	9,201,519
AT&T, Inc.	124,200	3,800,520
Avon Products, Inc.	54,700	1,479,088

Baker Hughes, Inc.	43,750	3,212,563
Bank of America Corp.	286,500	3,819,045
Boeing Co. (The)	12,500	924,125
Broadcom Corp. (Class A Stock)(a)	84,453	3,325,759
Cablevision Systems Corp. (Class A Stock)	79,800	2,761,878
Chevron Corp.	53,750	5,774,363
Cisco Systems, Inc.	44,800	768,320
Citigroup, Inc.(a)	1,247,007	5,511,771
Comcast Corp. (Class A Stock)	44,200	1,026,324
Continental Resources, Inc.(a)	20,062	1,433,831
Covidien PLC	43,250	2,246,405
Cummins, Inc.	21,313	2,336,331
Danaher Corp.	68,840	3,572,796
Dell, Inc.(a)	93,100	1,350,881
Dow Chemical Co. (The)	161,908	6,112,027
Eaton Corp.	68,106	3,775,797
Entergy Corp.	26,750	1,797,867
EOG Resources, Inc.	33,771	4,002,201
EQT Corp.	13,650	681,135
Estee Lauder Cos., Inc. (The) (Class A Stock)	23,425	2,257,233
Exelon Corp.	57,200	2,358,928
Exxon Mobil Corp.	57,100	4,803,823
F5 Networks, Inc.(a)	8,981	921,181
Fifth Third Bancorp	93,500	1,297,780
Fortune Brands, Inc.	27,250	1,686,503
Freeport-McMoRan Copper & Gold, Inc.	58,673	3,259,285
General Dynamics Corp.	33,855	2,591,939
General Electric Co.	177,600	3,560,880
General Motors Co.(a)	60,300	1,871,109
Goldman Sachs Group, Inc. (The)	37,421	5,930,106
H&R Block, Inc.(b)	103,100	1,725,894
Halliburton Co.	97,547	4,861,743
Home Depot, Inc. (The)	58,100	2,153,186
Honeywell International, Inc.	26,600	1,588,286
Illinois Tool Works, Inc.	51,900	2,788,068
International Business Machines Corp.	21,225	3,461,161
International Paper Co.	75,800	2,287,644
Johnson & Johnson	48,450	2,870,663
JPMorgan Chase & Co.	113,250	5,220,825
Kellogg Co.	26,500	1,430,470
KeyCorp	161,000	1,429,680
Kimberly-Clark Corp.	28,400	1,853,668
Liberty Media Corp. - Starz, Ser. A(a)	14,700	1,140,720
Lockheed Martin Corp.	10,250	824,100
Lowe’s Cos., Inc.	51,600	1,363,788
Madison Square Garden, Inc. (Class A Stock)(a)	24,300	655,857
Marsh & McLennan Cos., Inc.	91,900	2,739,539
McDonald’s Corp.	37,488	2,852,462
Mead Johnson Nutrition Co.	23,484	1,360,428
Merck & Co., Inc.	102,100	3,370,321
MetLife, Inc.	15,250	682,133
Microsoft Corp.	143,600	3,641,696
Monsanto Co.	92,701	6,698,574
Morgan Stanley	90,000	2,458,800
Murphy Oil Corp.	43,850	3,219,467
NIKE, Inc. (Class B Stock)(b)	44,629	3,378,415
NiSource, Inc.(b)	58,300	1,118,194
NRG Energy, Inc.(a)(b)	92,400	1,990,296
Nucor Corp.	24,650	1,134,393
Occidental Petroleum Corp.	13,556	1,416,466
Oracle Corp.	183,950	6,138,412
PepsiCo, Inc.	11,600	747,156
Pfizer, Inc.	204,100	4,145,271
Philip Morris International, Inc.	8,900	584,107
PNC Financial Services Group, Inc.	66,557	4,192,425
PPG Industries, Inc.	52,757	5,022,994
Praxair, Inc.	51,813	5,264,201
Precision Castparts Corp.	22,612	3,328,034
priceline.com, Inc.(a)	10,868	5,503,990

Principal Financial Group, Inc.	29,400	944,034
Procter & Gamble Co. (The)	29,950	1,844,920
Raytheon Co.	29,300	1,490,491
Rockwell Automation, Inc.	22,114	2,093,090
Salesforce.com, Inc.(a)	6,715	896,990
Schlumberger Ltd.	11,800	1,100,468
SLM Corp.(a)	71,400	1,092,420
Southwest Airlines Co.	218,800	2,763,444
Spectra Energy Corp.	94,900	2,579,382
Sprint Nextel Corp.(a)	315,100	1,462,064
St Joe Co. (The)(a)(b)	50,200	1,258,514
Starbucks Corp.	92,442	3,415,732
State Street Corp.	38,800	1,743,672
TE Connectivity Ltd.	40,500	1,410,210
Tiffany & Co.	53,038	3,258,655
Time Warner Cable, Inc.	34,450	2,457,663
Time Warner, Inc.	196,492	7,014,765
TJX Cos., Inc.	91,099	4,530,353
U.S. Bancorp	297,404	7,860,388
Union Pacific Corp.	81,211	7,985,478
Vulcan Materials Co.(b)	38,900	1,773,840
Wal-Mart Stores, Inc.	38,050	1,980,503
Waste Management, Inc.	33,900	1,265,826
Wells Fargo & Co.	182,493	5,785,028
Western Union Co. (The)	107,000	2,222,390
Weyerhaeuser Co.	115,400	2,838,840
Wynn Resorts Ltd.	26,745	3,403,301
Yum! Brands, Inc.	58,245	2,992,628

		308,929,114

TOTAL COMMON STOCKS (cost $551,250,897)		642,750,122

PREFERRED STOCK — 0.3%
United States
Wells Fargo & Co. (cost $1,510,954)	63,000	1,769,040

TOTAL LONG-TERM INVESTMENTS (cost $552,761,851)		644,519,162

SHORT-TERM INVESTMENTS — 6.0%
Affiliated Money Market Mutual Fund — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,168,012; includes $13,462,313 of cash collateral received for securities on loan)(c)(d)	39,168,012	39,168,012

	Principal Amount (000)
U.S. Government Obligations — 0.1%
U.S. Treasury Bill, 0.165%, 09/22/11(e)(f)	$300	299,761
U.S. Treasury Bill, 0.202%, 06/02/11(e)(f)	500	499,939

(cost $799,586)		799,700

TOTAL SHORT-TERM INVESTMENTS (cost $39,967,598)		39,967,712

TOTAL INVESTMENTS — 102.2% (cost $592,729,449)		684,486,874
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (2.2)%		(14,552,776)

NET ASSETS — 100.0%		$669,934,098

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,891,618; cash collateral of $13,462,313 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Depreciation(1)
	Long Position:
105	S&P 500 E-MINI	Jun. 2011	$6,953,625	$6,935,250	$(18,375)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

Forward currency contracts outstanding at March 31, 2011:

Purchased Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)(2)
Euro expiring 06/13/11	Deutsche Bank Securities Corp.	EUR	1,563	$2,207,480	$2,211,768	$4,288
Pound Sterling expiring 06/17/11	Morgan Stanley & Co., Inc.	GBP	1,418	2,301,676	2,272,276	(29,400)
Swiss Franc expiring 06/15/11	Northern Trust	CHF	238	263,204	259,258	(3,946)

				4,772,360	4,743,302	(29,058)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)(2)
Canadian Dollar expiring 06/16/11	State Street Boston Corp.	CAD	956	972,899	984,334	(11,435)
Euro expiring 06/13/11	Deutsche Bank Securities Corp.	EUR	12,001	16,549,499	16,982,357	(432,858)
Japanese Yen expiring 06/14/11	Bank of New York	JPY	980,891	11,826,370	11,798,149	28,221
Pound Sterling expiring 06/17/11	Morgan Stanley & Co., Inc.	GBP	9,568	15,334,825	15,332,253	2,572
Swiss Franc expiring 06/15/11	Northern Trust	CHF	1,067	1,131,291	1,162,306	(31,015)
Swiss Franc expiring 06/15/11	Northern Trust	CHF	910	980,413	991,282	(10,869)

				$46,795,297	$47,250,681	(455,384)

						$(484,442)

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$15,669,770	$—	$—
Austria	2,946,436	—	—
Belgium	4,314,797	—	—
Brazil	4,681,317	—	—
Canada	6,832,279	—	—
China	18,607,216	—	—
Denmark	3,525,394	—	—
Finland	4,469,518	—	—
France	38,347,211	—	—
Germany	20,696,044	—	—
Greece	101,237	—	—
Hong Kong	10,811,596	—	—
Indonesia	2,885,886	—	—
Ireland	1,386,303	—	27,118
Israel	4,801,391	—	—
Italy	8,794,856	—	—
Japan	58,900,498	—	—
Liechtenstein	313,795	—	—
Mexico	2,302,968	—	—
Netherlands	13,227,147	—	—
New Zealand	624,948	—	—
Norway	2,080,234	—	—
Peru	1,523,689	—	—
Portugal	178,572	—	—
Singapore	1,920,774	—	—
South Africa	2,120,677	—	—
South Korea	6,665,811	—	—
Spain	10,867,679	—	—
Sweden	7,154,002	—	—
Switzerland	21,183,444	—	—
Taiwan	2,406,713	—	—
Turkey	1,416,725	—	—
United Kingdom	52,034,963	—	—
United States	308,929,114	—	—
Preferred Stock

United States	1,769,040	—	—
Affiliated Money Market Mutual Fund	39,168,012	—	—
U.S. Government Obligations	—	799,700	—

	683,660,056	799,700	27,118
Other Financial Instruments*
Futures contracts	(18,375)	—	—
Forward Foreign Currency Exchange Contracts	—	(484,442)	—

Total	$683,641,681	$315,258	$27,118

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Commercial Banks	9.6%
Oil, Gas & Consumable Fuels	9.1
Affiliated Money Market Mutual Fund (including 2.0% of collateral received for securities on loan)	5.9
Chemicals	5.7
Pharmaceuticals	4.7
Insurance	4.4
Machinery	3.6
Diversified Financial Services	2.8
Media	2.8
Specialty Retail	2.5
Aerospace & Defense	2.3
Hotels, Restaurants & Leisure	2.3
Metals & Mining	2.3
Wireless Telecommunication Services	2.3
Energy Equipment & Services	2.2
Software	2.2
Capital Markets	2.0
Internet & Catalog Retail	1.9
Diversified Telecommunication	1.7
Road & Rail	1.7
Computers & Peripherals	1.6
Food & Staples Retailing	1.4
Industrial Conglomerates	1.4
Trading Companies & Distributors	1.4
Electrical Equipment	1.3
Internet Software & Services	1.3
IT Services	1.3
Real Estate Management & Development	1.3
Automobiles	1.1
Electric Utilities	1.1
Food Products	1.1
Semiconductors & Semiconductor Equipment	1.1
Textiles, Apparel & Luxury Goods	1.1
Household Products	1.0
Multi-Utilities	1.0
Electronic Equipment & Instruments	0.9
Personal Products	0.9
Auto Components	0.7
Communications Equipment	0.7
Construction & Engineering	0.6
Consumer Finance	0.6
Distributors	0.6
Healthcare Equipment & Supplies	0.6
Independent Power Producers & Energy Traders	0.6
Airlines	0.5
Beverages	0.5
Commercial Services & Supplies	0.5
Paper & Forest Products	0.5
Transportation Infrastructure	0.5
Household Durables	0.4

Real Estate Investment Trusts	0 .4
Construction Materials	0 .3
Diversified Consumer Services	0 .3
Multiline Retail	0 .3
Biotechnology	0 .2
Building Products	0 .2
Containers & Packaging	0 .2
Life Sciences Tools & Services	0 .2
Tobacco	0 .2
U.S. Government Obligations	0 .1
Gas Utilities	0 .1
Healthcare Technology	0 .1

102 .2
Liabilities in excess of other assets	(2 .2)%

100 .0%

Government Income Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.4%
Asset-Backed Securities — 1.5%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$ 1,500	$ 1,687,554
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	1,441	1,540,153
Ser. 1997-20A, Class 1	7.150%	01/01/17	838	925,628
Ser. 1997-20G, Class 1	6.850%	07/01/17	443	485,995
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,036	1,128,138

				5,767,468

Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	1,829	1,992,134
Ser. 2002-2501, Class MC	5.500%	09/15/17	673	727,774
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,516,835
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	1,997,219
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	1,790	1,882,215
Ser. 2002-57, Class ND	5.500%	09/25/17	745	805,649
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.560%	10/25/28	98	92,138
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.585%	02/25/34	338	324,855

				10,338,819

Commercial Mortgage-Backed Securities — 9.7%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	2,486	2,525,190
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	4,351,833
Ser. 2005-PW10, Class A4(a)	5.405%	12/11/40	2,000	2,139,426
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,832,823
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	5.816%	05/15/46	1,300	1,379,133
Federal Home Loan Mortgage Corp.,
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,622,853
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,606,373
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	2,834,579
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,270	2,319,890
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	2,000	2,048,448
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB(a)	5.669%	05/12/39	1,570	1,647,725
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	2,832	2,929,766
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,000	1,947,120
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	5.739%	05/15/43	2,000	2,181,597
Ser. 2006-C27, Class A2	5.624%	07/15/45	2,699	2,716,040

				38,082,796

Corporate Bonds — 0.7%
BNP Paribas Home Loan Covered Bonds SA (France), Covered Notes, 144A	2.200%	11/02/15	460	442,063
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,009,198
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	1.875%	04/07/14	1,400	1,395,646

				2,846,907

Mortgage-Backed Securities — 45.9%
Federal Home Loan Mortgage Corp.(a)	2.604%	05/01/34	837	867,423
Federal Home Loan Mortgage Corp.(h)	4.000%	TBA 30 Year	2,000	1,963,750
Federal Home Loan Mortgage Corp.(h)	4.500%	TBA 30 Year	3,000	3,047,814
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	5,975	6,275,983
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	2,437	2,605,102
Federal Home Loan Mortgage Corp.(h)	5.500%	TBA 30 Year	3,000	3,191,718

Federal Home Loan Mortgage Corp.	6.000%	09/01/34	315	346,342
Federal Home Loan Mortgage Corp.(h)	6.000%	TBA 30 Year	2,000	2,167,500
Federal Home Loan Mortgage Corp.	6.500%	12/01/11 - 09/01/32	225	252,953
Federal Home Loan Mortgage Corp.	7.000%	09/01/12 - 10/01/32	83	95,412
Federal National Mortgage Association(a)	2.411%	04/01/34	288	299,289
Federal National Mortgage Association(a)	2.471%	07/01/33	2,470	2,586,587
Federal National Mortgage Association(a)	2.525%	04/01/34	569	596,909
Federal National Mortgage Association(a)	2.555%	06/01/34	640	671,692
Federal National Mortgage Association(a)	2.643%	08/01/33	1,535	1,611,069
Federal National Mortgage Association	3.500%	06/01/39	992	935,084
Federal National Mortgage Association	3.500%	TBA 15 Year	10,000	9,998,438
Federal National Mortgage Association	4.000%	TBA 15 Year	500	513,750
Federal National Mortgage Association	4.000%	TBA 30 Year	500	490,156
Federal National Mortgage Association	4.000%	TBA 30 Year	49,500	48,680,181
Federal National Mortgage Association	4.500%	05/01/40	9,075	9,264,833
Federal National Mortgage Association(h)	4.500%	TBA 15 Year	3,500	3,658,047
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	11,167	11,830,044
Federal National Mortgage Association	5.000%	TBA 30 Year	15,250	15,902,898
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/36	20,933	22,556,907
Federal National Mortgage Association(h)	5.500%	TBA 30 Year	3,000	3,198,750
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	7,875	8,624,590
Federal National Mortgage Association(h)	6.000%	TBA 30 Year	1,500	1,625,625
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	3,686	4,164,709
Federal National Mortgage Association	7.000%	02/01/12 - 01/01/36	642	734,908
Federal National Mortgage Association	7.500%	05/01/11 - 07/01/12	12	12,400
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	25	28,867
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	100	117,777
Government National Mortgage Association(h)	4.500%	TBA 30 Year	4,000	4,118,748
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	2,440	2,607,498
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	2,012	2,192,630
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	473	535,226
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	1,150	1,322,855
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	219	253,706
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	266	317,002

				180,265,172

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	641,529

U.S. Government Agency Obligations — 3.7%
Federal Home Loan Mortgage Corp.	5.125%	11/17/17	1,270	1,430,624
Financing Corp. FICO, Ser. 1P(b)	3.430%	05/11/18	4,000	3,146,816
GMAC, Inc., FDIC Gtd. Notes(c)	1.750%	10/30/12	4,415	4,488,894
Tennessee Valley Authority	3.875%	02/15/21	650	652,148
Tennessee Valley Authority	5.250%	09/15/39	870	912,449
Tennessee Valley Authority	5.500%	06/15/38	465	505,236
Western Corporate Federal Credit Union, Gtd. Notes	1.750%	11/02/12	3,405	3,460,335

				14,596,502

U.S. Treasury Securities — 31.0%
U.S. Treasury Bonds	4.750%	02/15/41	9,315	9,681,778
U.S. Treasury Bonds	5.250%	11/15/28	3,255	3,664,417
U.S. Treasury Bonds	7.500%	11/15/24	775	1,069,500
U.S. Treasury Bonds	7.500%	11/15/16	6,270	7,943,795
U.S. Treasury Notes(c)	0.625%	02/28/13	2,550	2,543,724
U.S. Treasury Notes	0.750%	03/31/13	2,350	2,348,167
U.S. Treasury Notes(d)	1.125%	12/15/11	1,500	1,509,316
U.S. Treasury Notes	1.375%	01/15/13	10,800	10,927,829
U.S. Treasury Notes(c)	2.125%	02/29/16	4,695	4,680,328
U.S. Treasury Notes	2.250%	03/31/16	21,785	21,810,488
U.S. Treasury Notes	2.625%	02/29/16	9,850	10,050,073
U.S. Treasury Notes(c)	3.625%	02/15/21	1,615	1,637,964
U.S. Treasury Notes	4.625%	11/15/16	4,125	4,598,410
U.S. Treasury Strips Coupon(e)	4.300%	05/15/24	6,500	3,719,268
U.S. Treasury Strips Coupon(e)	4.420%	08/15/25	5,500	2,915,632
U.S. Treasury Strips Coupon(e)	4.330%	11/15/24	1,835	1,018,601
U.S. Treasury Strips Coupon(e)	4.330%	08/15/24	10,095	5,692,056
U.S. Treasury Strips Coupon(e)	4.830%	02/15/22	4,950	3,229,439
U.S. Treasury Strips Coupon(c)(e)	5.010%	08/15/22	3,005	1,904,025
U.S. Treasury Strips Coupon(e)	4.920%	05/15/22	3,000	1,929,252
U.S. Treasury Strips Coupon(e)	5.000%	11/15/22	4,820	3,008,442

U.S. Treasury Strips Coupon(d)(e)	5.440%	11/15/23	6,935	4,085,679
U.S. Treasury Strips Coupon(e)	5.530%	02/15/24	6,500	3,773,751
U.S. Treasury Strips Coupon(e)	5.980%	05/15/25	6,000	3,232,032
U.S. Treasury Strips Coupon(e)	6.420%	08/15/26	2,665	1,331,160
U.S. Treasury Strips Coupon(e)	6.650%	05/15/27	5,240	2,509,557
U.S. Treasury Strips Coupon(e)	8.420%	08/15/33	2,725	935,792

				121,750,475

TOTAL LONG-TERM INVESTMENTS (cost $365,819,897)				374,289,668

SHORT-TERM INVESTMENTS — 35.3%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $52,856,631)(f)			5,353,208	48,393,001
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $90,308,022; includes $15,395,926 of cash collateral received for securities on loan)(f)(g)			90,308,022	90,308,022

TOTAL AFFILIATED MUTUAL FUNDS (cost $143,164,653)				138,701,023

TOTAL INVESTMENTS — 130.7% (cost $508,984,550)				512,990,691

LIABILITIES IN EXCESS OF OTHER ASSETS(i) (30.7)%				(120,395,531)

NET ASSETS — 100.0%				$ 392,595,160

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FDIC	Federal Deposit Insurance Corp.
FICO	Financing Corp.
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2011.
(b)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,063,160; cash collateral of $15,395,926 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate shown reflects the effective yield at March 31, 2011.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	All or partial principal amount totaling $22,000,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Future contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
88	2 Year U.S. Treasury Notes	Jun. 2011	$19,183,218	$19,195,000	$11,782
843	5 Year U.S. Treasury Notes	Jun. 2011	98,323,921	98,453,180	129,259
9	U.S. Ultra Bond	Jun. 2011	1,113,605	1,112,063	(1,542)

					139,499

	Short Positions:
493	10 Year U.S. Treasury Notes	Jun. 2011	58,250,263	58,682,406	(432,143)
366	U.S. Long Bond	Jun. 2011	43,819,326	43,988,625	(169,299)

					(601,442)

					$(461,943)

(1)	Amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)
Citibank, NA(1)	03/15/16	$2,765	2.404%	3 month LIBOR	$500	$—	$500
Citibank, NA(1)	03/23/16	1,380	2.251%	3 month LIBOR	(9,716)	—	(9,716)
Citibank, NA(1)	08/15/26	7,975	4.084%	3 month LIBOR	(15,132)	—	(15,132)
Morgan Stanley Capital Services, Inc.(1)	03/08/16	5,295	2.387%	3 month LIBOR	5,245	—	5,245
Citibank, NA(2)	03/15/16	4,145	2.555%	3 month LIBOR	(34,484)	—	(34,484)
Morgan Stanley Capital Services, Inc.(2)	02/16/16	5,295	2.555%	3 month LIBOR	(58,941)	—	(58,941)

					$(112,528)	$—	$(112,528)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR - London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,767,468	$—
Collateralized Mortgage Obligations	—	10,338,819	—
Commercial Mortgage-Backed Securities	—	38,082,796	—
Corporate Bonds	—	2,846,907	—
Mortgage-Backed Securities	—	180,265,172	—
Municipal Bond	—	641,529	—
U.S. Government Agency Obligations	—	14,596,502	—
U.S. Treasury Securities	—	121,750,475	—
Affiliated Mutual Funds	138,701,023	—	—
Other Financial Instruments*
Futures Contracts	(461,943)	—	—
Interest Rate Swaps	—	(112,528)	—

Total	$138,239,080	$374,177,140	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.6%
ASSET-BACKED SECURITIES — 0.1%
Non-Residential Mortgage-Backed Security
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa3	0.536%	07/15/21	$ 478	$ 432,890

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	B2	1.300%	12/25/33	148	121,192
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2	Ca	5.293%	01/25/37	597	271,092
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.390%	05/25/37	100	36,939
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	457	268,828
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Caa2	0.550%	06/25/35	430	298,447

					996,498

TOTAL ASSET-BACKED SECURITIES (cost $1,438,144)					1,429,388

BANK LOANS — 4.8%
Capital Goods
Capital Safety Group Ltd.(a)	B3	2.262%	07/20/15	176	159,387
Capital Safety Group Ltd.(a)	B3	3.012%	07/20/16	924	836,113

					995,500

Consumer — 0.5%
Realogy Corp.	Caa3	13.500%	10/15/17	5,700	6,170,250
Visant Corp.	Ba3	5.250%	12/22/16	4,289	4,280,672

					10,450,922

Electric — 1.4%
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.759%	10/10/14	11,346	9,548,964
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.759%	10/10/14	24,494	20,574,957

					30,123,921

Gaming — 0.3%
CCM Merger, Inc.	B3	7.000%	03/01/17	4,500	4,553,437
Harrah’s Operating Co., Inc.(a)	B3	3.303%	01/28/15	2,705	2,501,916

					7,055,353

Healthcare & Pharmaceutical — 0.9%
Royalty Pharma Finance Trust	Baa3	7.750%	05/15/15	20,481	21,095,629

Technology — 1.6%
First Data Corp.(a)	B1	3.002%	09/24/14	2,288	2,190,397
First Data Corp.(a)	B1	3.002%	09/24/14	4,659	4,457,733
First Data Corp.(a)	B1	3.002%	09/24/14	10,655	10,200,419
Interactive Data Corp.	Ba3	4.750%	02/09/18	8,500	8,524,225
Spansion LLC(a)	Ba3	6.500%	02/09/15	1,392	1,398,541
TransUnion LLC	Ba3	4.750%	02/10/18	8,000	8,018,000

					34,789,315

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)	B1	11.660%	03/13/14	1,500	1,602,000

TOTAL BANK LOANS (cost $102,367,859)					106,112,640

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.980%	10/25/35	130	94,861
American Home Mortgage Assets, Ser. 2006-4, Class 1A12(a)	Ca	0.460%	10/25/46	58	32,821
American Home Mortgage Assets, Ser. 2006-5, Class A1(a)	Caa3	1.232%	11/25/46	462	220,359
American Home Mortgage Assets, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	196	106,496
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	1.960%	09/25/45	34	29,644
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.650%	05/25/35	88	64,958
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	2.922%	03/20/36	225	168,358
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	BB+(c)	2.861%	10/25/35	500	469,388
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)	CCC(c)	5.297%	05/25/47	67	51,518

Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)	CCC(c)	5.770%	09/25/37	135	95,560
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)	CC(c)	5.542%	10/25/35	50	34,286
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	Caa3	1.312%	12/25/35	115	72,457
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)	CCC(c)	5.663%	02/25/37	60	45,095
Countrywide Alternative Loan Trust, Ser. 2006-OA1, Class 2A1(a)	Ca	0.464%	03/20/46	49	28,340
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Ca	0.464%	07/20/46	59	26,166
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Ca	0.440%	09/25/46	72	39,953
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	Caa2	0.570%	03/25/35	152	101,423
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2005-AR1, Class 2A1A(a)	Caa1	0.504%	03/19/45	18	12,455
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	112	89,916
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	Caa3	0.494%	03/19/36	464	290,953
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa3	0.434%	07/19/46	62	37,643
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	C	0.504%	09/19/46	466	96,908
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	2.591%	08/25/35	102	85,189
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR15, Class A1(a)	Caa2	5.018%	09/25/35	100	89,778
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	Caa2	0.440%	09/25/46	50	29,808
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(c)	6.000%	08/25/37	63	57,268
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CCC(c)	6.000%	08/25/37	127	114,537
Mastr Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Caa2	0.460%	04/25/46	35	19,650
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Ca	5.500%	02/25/36	344	203,389
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Ca	0.580%	03/25/37	237	85,046
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	111	86,327
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	Caa3	0.440%	07/25/46	66	40,358
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.600%	04/25/36	172	57,891
Thornburg Mortgage Securities Trust, Ser. 2006-5, Class A1(a)	B1	0.370%	10/25/46	76	75,458
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(c)	5.695%	02/25/37	57	43,588
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(c)	3.648%	02/25/37	65	51,619
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	Caa2	1.072%	04/25/47	64	48,011

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,254,266)					3,297,475

CORPORATE BONDS — 90.2%
Aerospace & Defense — 2.0%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	2,375	2,478,906
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	9,650	10,687,375
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $4,374,500; purchased 01/13/10-03/23/10)(b)(d)	B3	8.750%	11/15/17	4,325	3,524,875
Esterline Technologies Corp., Gtd. Notes	Ba3	6.625%	03/01/17	750	778,125
Esterline Technologies Corp., Gtd. Notes	Ba3	7.000%	08/01/20	2,750	2,877,187
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Gtd. Notes(e)	Caa3	8.500%	04/01/15	2,525	2,139,938
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	Ba3	6.875%	03/15/18	1,175	1,226,406
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	Ba3	7.125%	03/15/21	1,900	1,980,750
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,550,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	3,650	3,878,125
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.750%	12/15/18	11,125	11,945,469

					44,067,156

Airlines — 0.1%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	1,000	961,250
Continental Airlines 1996-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 962A	Baa2	7.750%	07/02/14	423	440,062
Continental Airlines 1998-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 981B, Class B(b)	Ba2	6.748%	03/15/17	380	382,773
Continental Airlines 1999-2 Class B Pass Through Trust, Pass-thru Certs., Ser. 992B, Class B	Ba2	7.566%	03/15/20	183	181,585

					1,965,670

Automotive — 1.2%
American Axle & Manufacturing, Inc., Gtd. Notes(e)	B3	7.875%	03/01/17	3,925	3,983,875
Dana Holding Corp., Sr. Unsec’d. Notes	B3	6.500%	02/15/19	2,600	2,587,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.000%	04/15/15	1,450	1,569,518
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.800%	06/01/12	2,540	2,693,208
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.000%	12/15/16	1,300	1,475,737

Lear Corp., Gtd. Notes	Ba3	7.875%	03/15/18	5,075	5,519,062
Lear Corp., Gtd. Notes(e)	Ba3	8.125%	03/15/20	2,075	2,282,500
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	3,990	4,423,912
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	2,025	2,268,000

					26,802,812

Banking — 1.0%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%	03/08/35	1,400	1,221,711
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	10,605	11,404,299
BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Baa3	8.000%	12/15/26	1,000	1,022,500
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Baa3	6.750%	05/21/18	400	391,488
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Baa3	8.278%	12/01/26	2,750	2,818,750
Wells Fargo Capital XV, Ltd. Gtd. Notes(a)	Baa3	9.750%	12/31/49	3,500	3,841,250

					20,699,998

Building Materials & Construction — 1.0%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(b)(d)	B1	6.875%	08/15/18	1,500	1,533,750
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $2,475,000; purchased 02/02/10)(b)(d)	Ba2	7.000%	02/15/20	2,475	2,567,813
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%	04/15/16	900	940,500
Headwaters, Inc., Sr. Sec’d. Notes, 144A	B2	7.625%	04/01/19	1,275	1,275,000
K Hovnanian Enterprises, Inc., Gtd. Notes(e)	Caa2	11.875%	10/15/15	4,575	4,346,250
KB Home, Gtd. Notes	B1	6.375%	08/15/11	2,125	2,146,250
Standard Pacific Corp., Gtd. Notes, 144A	B3	8.375%	05/15/18	2,575	2,674,781
Standard Pacific Corp., Gtd. Notes, 144A	B3	8.375%	01/15/21	1,650	1,705,687
Standard Pacific Corp., Gtd. Notes(e)	B3	10.750%	09/15/16	3,875	4,514,375
Standard Pacific Corp., Sec’d. Notes	B3	8.375%	05/15/18	650	675,188

					22,379,594

Cable — 4.1%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100(f)	113
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(e)	B3	8.000%	12/15/18	1,625	1,714,375
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	7.750%	04/15/18	1,975	2,133,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	5,025	5,590,312
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	2,650	3,173,741
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B2	7.875%	04/30/18	1,350	1,434,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B2	8.125%	04/30/20	1,600	1,740,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	7,650	7,975,125
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba3	8.000%	04/30/12	16,050	16,852,500
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	7.625%	07/15/18	1,850	2,025,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	06/15/15	2,075	2,266,938
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	1,105	1,265,225
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	3,140	3,351,950
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	25	27,375
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(e)	B3	9.125%	08/15/19	1,275	1,364,250
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(e)	Caa2	10.875%	07/15/19	1,625	1,738,750
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16	1,550	1,608,125
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16	2,555	2,650,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/17	2,325	2,447,062
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	15,850	17,514,250
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.375%	12/15/15	3,450	3,553,500
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.875%	01/15/14	220	223,025
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	5,000	5,612,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500%	08/15/16	3,700	4,208,750

					90,471,804

Capital Goods — 7.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,845	4,990,350
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	1,725	1,759,500
Altra Holdings, Inc., Sr. Sec’d. Notes	B1	8.125%	12/01/16	3,000	3,217,500
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,517,240; purchased 03/12/10)(b)(d)	B1	8.125%	03/15/18	4,550	4,851,437
Aquilex Holdings LLC/Aquilex Finance Corp., Gtd. Notes	Caa1	11.125%	12/15/16	4,398	4,645,387
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	8,664	9,118,860
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	5,325	5,557,969
Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.625%	08/15/16	5,950	6,314,437
Diversey Holdings, Inc., Sr. Unsec’d. Notes	Caa1	10.500%	05/15/20	7,927	8,767,438
Diversey, Inc., Gtd. Notes	B3	8.250%	11/15/19	4,715	5,056,838
Dycom Investments, Inc., Sr. Sub. Notes, 144A	Ba3	7.125%	01/15/21	3,000	3,052,500
Griffon Corp., Gtd. Notes, 144A	Ba3	7.125%	04/01/18	2,475	2,518,313
Hertz Corp. (The), Gtd. Notes, 144A(e)	B2	6.750%	04/15/19	7,225	7,161,781

Hertz Corp. (The), Gtd. Notes, 144A(e)	B2	7.500%	10/15/18	2,825	2,923,875
Hertz Corp. (The), Gtd. Notes	B2	8.875%	01/01/14	3,853	3,949,325
Interline Brands, Inc., Gtd. Notes	B2	7.000%	11/15/18	7,170	7,349,250
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $2,972,490; purchased 04/01/10)(b)(d)	Caa2	12.250%	04/15/15	3,000	2,947,500
Park-Ohio Industries, Inc., Sr. Unsec’d. Notes, 144A	B3	8.125%	04/01/21	4,375	4,375,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	Caa1	8.500%	05/01/18	8,800	9,504,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	Caa2	11.750%	08/01/16	1,100	1,179,750
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes(e)	Caa1	10.250%	11/15/19	2,425	2,764,500
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Sec’d. Notes, 144A(e)	B1	10.000%	07/15/17	3,050	3,477,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes, 144A(e)	Caa1	8.250%	02/01/21	3,600	3,744,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa1	9.500%	12/01/14	1,796	1,881,310
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%	09/01/17	4,925	5,294,375
SPX Corp., Sr. Unsec’d. Notes	Ba1	7.625%	12/15/14	10,280	11,320,850
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba3	7.000%	12/01/16	250	248,750
Terex Corp., Sr. Sub. Notes(e)	B3	8.000%	11/15/17	6,405	6,749,269
Trimas Corp., Sec’d. Notes	B-(c)	9.750%	12/15/17	2,625	2,890,781
United Rentals North America, Inc., Gtd. Notes(e)	Caa1	8.375%	09/15/20	3,725	3,892,625
United Rentals North America, Inc., Gtd. Notes	B2	10.875%	06/15/16	5,950	6,872,250
WireCo WorldGroup, Sr. Unsec’d. Notes, 144A	B3	9.500%	05/15/17	8,075	8,599,875

					156,976,595

Chemicals — 3.4%
CF Industries, Inc., Gtd. Notes(e)	Ba1	6.875%	05/01/18	3,925	4,405,813
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes, 144A	Caa1	9.000%	11/15/20	6,375	6,610,078
Huntsman International LLC, Gtd. Notes	B1	5.500%	06/30/16	1,700	1,670,250
Huntsman International LLC, Gtd. Notes, 144A(e)	B3	8.625%	03/15/21	3,225	3,515,250
Ineos Group Holdings PLC (United Kingdom), Gtd. Notes, 144A	Caa2	8.500%	02/15/16	2,675	2,698,406
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	5,075	5,506,375
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(e)	Ba2	8.000%	11/01/17	3,871	4,267,778
Lyondell Chemical Co., Sr. Sec’d. Notes	B2	11.000%	05/01/18	9,350	10,495,375
Momentive Performance Materials, Inc., Sec’d. Notes, 144A	Caa1	9.000%	01/15/21	2,950	3,049,562
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., Sr. Sub. Notes, 144A	B3	8.375%	03/01/18	4,225	4,309,500
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(e)	B1	8.375%	11/01/16	7,850	8,615,375
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	B1	6.875%	09/15/20	4,075	4,151,406
Solutia, Inc., Gtd. Notes	B1	7.875%	03/15/20	5,225	5,669,125
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	10/01/17	4,550	4,811,625
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A	B1	9.375%	10/01/15	4,375	4,681,250

					74,457,168

Consumer — 2.2%
American Achievement Corp., Sr. Sec’d. Notes, 144A (original cost $2,125,000; purchased 10/21/10)(b)(d)	B3	10.875%	04/15/16	2,125	2,087,813
Brickman Group Holdings, Inc., Sr. Notes, 144A	B3	9.125%	11/01/18	3,895	4,167,650
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	6.625%	02/15/21	675	668,250
Geo Group, Inc. (The), Gtd. Notes	B1	7.750%	10/15/17	3,300	3,518,625
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	5,650	5,763,000
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	B2	7.375%	05/15/20	2,275	2,405,812
Realogy Corp., Gtd. Notes, 144A	Caa3	12.000%	04/15/17	520	530,265
Realogy Corp., Gtd. Notes, 144A(e)	CC(c)	13.375%	04/15/18	900	876,375
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	2,510	2,842,575
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	06/15/17	4,143	4,433,010
Service Corp. International, Sr. Unsec’d. Notes(e)	Ba3	7.000%	05/15/19	3,125	3,281,250
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	4,725	4,734,450
Visant Corp., Gtd. Notes	Caa1	10.000%	10/01/17	11,500	12,420,000

					47,729,075

Electric — 3.5%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.750%	10/15/15	7,250	7,830,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.000%	10/15/17	550	591,250
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.000%	06/01/20	425	459,000
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	B3	9.000%	01/02/17	4,326	3,071,538
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,587,528; purchased 10/31/03-03/03/09)(b)(d)	B2	8.540%	11/30/19	1,614	1,638,251
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.500%	02/15/21	10,750	11,126,250
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,055	3,199,721
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	2,601	2,669,393
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes(e)	B-(c)	9.750%	10/15/19	594	609,619
Mirant Corp., Sr. Notes, 144A(b)	NR	7.400%	07/15/49	1,825	1,825

Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	107	110,915
Mirant Mid Atlantic Pass Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	9,481	10,310,527
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A (original cost $2,615,496; purchased 09/22/09-10/22/10)(b)(d)	Ba3	10.875%	06/01/16	2,676	2,997,120
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	7,095	7,343,325
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	925	964,313
NRG Energy, Inc., Gtd. Notes, 144A(e)	B1	7.625%	01/15/18	10,800	11,205,000
NRG Energy, Inc., Gtd. Notes, 144A	B1	8.250%	09/01/20	3,750	3,900,000
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	595	583,100
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(b)	Ba1	9.237%	07/02/17	2,187	2,373,216
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $6,329,556; purchased 12/22/08-05/28/10)(b)(d)	B2	9.000%	12/30/13	6,609	6,749,331

					77,733,694

Energy – Other — 5.5%
Chaparral Energy, Inc., Gtd. Notes, 144A	Caa1	8.250%	09/01/21	5,025	5,175,750
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.500%	05/15/15	355	364,762
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	2,150	2,260,188
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,300	4,794,500
CITIC Resources Finance 2007 Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	26,125
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.750%	04/01/19	5,825	5,832,281
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21	3,000	3,075,000
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	2,593	2,897,678
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,566,375
Forest Oil Corp., Gtd. Notes(e)	B1	7.250%	06/15/19	7,325	7,654,625
Harvest Operations Corp. (Canada), Gtd. Notes, 144A	Ba1	6.875%	10/01/17	8,350	8,663,125
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	6,075	6,682,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B3	6.500%	03/15/21	5,275	5,360,719
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	3,435	3,550,931
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.875%	02/01/20	2,035	2,146,925
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	325	349,375
OPTI Canada, Inc. (Canada), Sec’d. Notes	Ca	7.875%	12/15/14	6,600	3,489,750
OPTI Canada, Inc. (Canada), Sec’d. Notes(e)	Ca	8.250%	12/15/14	1,905	1,016,794
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	875	940,625
Petrohawk Energy Corp., Gtd. Notes	B3	7.250%	08/15/18	5,675	5,845,250
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%	06/01/15	5,525	5,856,500
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(e)	B2	6.750%	05/01/14	2,935	2,876,300
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	1,950	2,052,954
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	7,215	7,827,748
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	4,990	5,416,440
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(e)	Ba1	7.500%	01/15/20	5,000	5,631,140
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,500	1,605,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	2,445	2,551,969
Plains Exploration & Production Co., Gtd. Notes	B1	10.000%	03/01/16	1,800	2,029,500
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(e)	Ba2	6.625%	11/15/20	2,500	2,575,000
Range Resources Corp., Gtd. Notes	Ba3	7.500%	05/15/16	4,100	4,253,750
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	3,450	3,674,250

					121,043,829

Foods — 3.0%
ARAMARK Corp., Gtd. Notes(e)	B3	8.500%	02/01/15	7,215	7,521,638
BI-LO LLC/BI-LO Finance Corp., Sr. Sec’d. Notes, 144A	B2	9.250%	02/15/19	4,475	4,637,219
Blue Merger Sub, Inc., Gtd. Notes, 144A(e)	B3	7.625%	02/15/19	3,800	3,852,250
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(e)	B2	9.000%	12/15/17	6,950	7,228,000
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	1,150	1,152,875
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	1,675	1,788,062
Darling International, Inc., Gtd. Notes, 144A	B2	8.500%	12/15/18	1,425	1,549,687
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	2,450	2,658,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	7,710	8,278,613
Landry’s Restaurants, Inc., Sr. Sec’d. Notes	B3	11.625%	12/01/15	200	215,500
Michael Foods, Inc., Sr. Notes, 144A (original cost $5,241,500; purchased 06/22/10-10/14/10)(b)(d)	Caa1	9.750%	07/15/18	5,050	5,517,125
Pilgrim’s Pride Corp., Gtd. Notes, 144A(e)	B3	7.875%	12/15/18	2,300	2,231,000
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	6,790	7,995,225
Stater Brothers Holdings, Inc., Gtd. Notes, 144A(e)	B2	7.375%	11/15/18	1,025	1,063,437
Stater Brothers Holdings, Inc., Gtd. Notes(e)	B2	7.750%	04/15/15	500	518,750
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	B2	7.500%	05/15/12	400	414,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	11/15/14	2,200	2,211,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	B2	8.000%	05/01/16	7,800	7,800,000

					66,632,631

Gaming — 4.7%
Ameristar Casinos, Inc., Gtd. Notes	B2	9.250%	06/01/14	2,500	2,746,875
CCM Merger, Inc., Notes, 144A (original cost $15,804,313; purchased 07/14/05- 07/06/10)(b)(d)(e)	Caa3	8.000%	08/01/13	17,520	17,432,400
Harrah’s Operating Co., Inc., Sec’d. Notes(e)	CCC(c)	10.000%	12/15/18	3,213	2,931,863
Harrah’s Operating Co., Inc., Sec’d. Notes, 144A(e)	Caa3	12.750%	04/15/18	12,276	12,398,760
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17	4,675	5,311,969
Isle of Capri Casinos, Inc., Gtd. Notes, 144A(e)	B3	7.750%	03/15/19	4,725	4,701,375
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.500%	10/15/15	11,450	11,979,563
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.875%	08/15/18	2,200	2,301,750
MGM Resorts International, Gtd. Notes	Caa1	6.750%	09/01/12	400	408,000
MGM Resorts International, Sr. Sec’d. Notes	Ba3	9.000%	03/15/20	3,465	3,798,506
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%	05/15/14	1,915	2,192,675
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%	11/15/17	4,370	5,003,650
MGM Resorts International, Sr. Sec’d. Notes(e)	Ba3	13.000%	11/15/13	10,535	12,655,169
Peninsula Gaming LLC, Gtd. Notes	Caa1	10.750%	08/15/17	2,175	2,387,062
Peninsula Gaming LLC, Sec’d. Notes(e)	Ba3	8.375%	08/15/15	2,500	2,668,750
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B1	8.625%	08/01/17	3,300	3,597,000
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $1,656,000; purchased 11/13/08)(b)(d)	B2	10.375%	06/15/14	1,800	1,863,000
Scientific Games Corp., Sr. Sub. Notes, 144A	B1	8.125%	09/15/18	1,925	2,030,875
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19	3,925	4,307,688
Seminole Indian Tribe of Florida, Notes, 144A(e)	Ba1	7.750%	10/01/17	1,925	2,035,687
Station Casinos, Inc., Sr. Sub. Notes(g)	NR	6.500%	02/01/14	3,650	365
Station Casinos, Inc., Sr. Sub. Notes(b)(g)	NR	6.625%	03/15/18	2,200	220
Station Casinos, Inc., Sr. Unsec’d. Notes(g)	NR	6.000%	04/01/12	2,251	225
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,026,623; purchased 07/13/09-01/22/10)(b)(d)	B1	11.375%	07/15/16	1,011	1,124,737

					103,878,164

Healthcare & Pharmaceutical — 9.7%
Accellent, Inc., Gtd. Notes, 144A	Caa2	10.000%	11/01/17	14,325	14,325,000
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	1,250	1,340,625
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B(c)	8.000%	12/01/16	10,575	10,442,812
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba2	11.250%	11/01/14	10,635	11,459,212
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(e)	B1	12.375%	11/01/14	6,200	6,734,750
Biomet, Inc., Gtd. Notes	B3	10.000%	10/15/17	1,475	1,616,969
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	4,225	4,642,219
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17	7,060	7,871,900
Capella Healthcare, Inc., Gtd. Notes, 144A (original cost $7,748,995; purchased 06/21/10-11/23/10)(b)(d)	B3	9.250%	07/01/17	7,555	8,046,075
Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	5,920	6,245,600
ConvaTec Healthcare E SA (Luxembourg), Sr. Unsec’d. Notes, 144A (original cost $10,541,375; purchased 12/17/10-02/17/11)(b)(d)	Caa1	10.500%	12/15/18	10,250	10,762,500
DaVita, Inc., Gtd. Notes	B2	6.375%	11/01/18	3,225	3,257,250
Giant Funding Corp., Sec’d. Notes, 144A(e)	B3	8.250%	02/01/18	7,500	7,696,875
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	9,445	10,165,181
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	12,700	13,684,250
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	800	870,000
HCA, Inc., Sr. Unsec’d. Notes(e)	Caa1	5.750%	03/15/14	3,335	3,397,531
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%	01/15/15	4,300	4,386,000
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	9.000%	12/15/14	4,365	4,686,919
Healthsouth Corp., Gtd. Notes	B2	7.250%	10/01/18	7,850	8,114,938
Healthsouth Corp., Gtd. Notes	B2	7.750%	09/15/22	4,400	4,576,000
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	6.625%	10/01/20	3,500	3,587,500
MedAssets, Inc., Gtd. Notes, 144A(e)	B3	8.000%	11/15/18	2,250	2,300,625
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	6,475	6,968,719
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.875%	07/15/20	3,200	3,480,000
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	3,750	3,792,187
Res-Care, Inc., Sr. Unsec’d. Notes, 144A	B3	10.750%	01/15/19	4,300	4,676,250
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000%	01/15/14	1,794	1,843,335
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	2,100	2,173,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07-01/18/11)(b)(d)	Caa1	10.000%	07/15/17	8,200	8,487,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	Ba3	6.500%	07/15/16	3,500	3,456,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	6.750%	10/01/17	1,525	1,502,125
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	6.875%	12/01/18	4,425	4,336,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	Ba3	7.000%	10/01/20	4,700	4,559,000

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland), Gtd. Notes, 144A	B3	7.750%	09/15/18	17,025	17,833,688

					213,319,285

Lodging — 1.2%
Felcor Lodging LP, Sr. Sec’d. Notes(e)	B2	10.000%	10/01/14	3,205	3,661,713
Host Hotels & Resorts, Inc., Gtd. Notes	Ba1	6.000%	11/01/20	6,325	6,214,312
Host Hotels & Resorts LP, Gtd. Notes	BB+(c)	6.875%	11/01/14	1,090	1,128,150
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	8,750	8,935,938
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba2	7.250%	03/15/18	3,700	3,903,500
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba2	11.875%	07/15/15	1,350	1,657,125

					25,500,738

Media & Entertainment — 7.8%
AMC Entertainment Holdings, Inc., Sr. Sub. Notes, 144A(e)	Caa1	9.750%	12/01/20	7,550	8,078,500
AMC Entertainment, Inc., Gtd. Notes	Caa1	8.000%	03/01/14	675	682,594
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B2	9.125%	08/01/18	4,700	5,099,500
Cengage Learning Acquisitions, Inc., Sr. Notes, 144A	Caa2	10.500%	01/15/15	9,400	9,588,000
Checkout Holding Corp., Sr. Notes, 144A(h)	B3	12.200%	11/15/15	3,050	1,986,313
Clear Channel Communications, Inc., Gtd. Notes, 144A(e)	Caa1	9.000%	03/01/21	8,350	8,329,125
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750%	08/01/16	6,300	6,000,750
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	4.900%	05/15/15	2,925	2,500,875
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	12/15/16	2,325	1,691,437
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	625	440,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B2	9.250%	12/15/17	1,500	1,638,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B	B2	9.250%	12/15/17	3,700	4,056,125
CMP Susquehanna Corp., Gtd. Notes	Caa3	9.875%	05/15/14	2,550	2,218,500
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500%	08/15/15	24,606	27,282,255
Gray Television, Inc., Sec’d. Notes(e)	Caa2	10.500%	06/29/15	2,725	2,898,719
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $9,600,000; purchased 03/22/11)(d)	B3	7.250%	04/01/19	9,600	9,612,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $4,175,000; purchased 03/22/11)(d)	B3	7.500%	04/01/21	4,175	4,185,438
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $5,330,173; purchased 10/14/09)(b)(d)(e)	B3	8.500%	11/01/19	5,375	5,778,125
Intelsat SA (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	12,450	13,601,625
Intelsat Subsidiary Holding Co. SA (Bermuda), Gtd. Notes	B3	8.875%	01/15/15	2,300	2,374,750
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	4,800	5,544,000
LIN Television Corp., Gtd. Notes(e)	B3	6.500%	05/15/13	1,895	1,895,000
LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	4,800	4,794,000
MediaNews Group, Inc., Sr. Sub. Notes (original cost $619,916; purchased 01/14/04)(b)(d)(g)	NR	6.375%	04/01/14	625	62
MediaNews Group, Inc., Sr. Sub. Notes (original cost $1,375,000; purchased 04/20/04)(b)(d)(g)	NR	6.875%	10/01/13	1,375	137
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	298	285,624
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	B2	7.750%	10/15/18	3,425	3,673,312
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	205	212,687
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	4,015	4,336,200
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	5,200	5,798,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	12,850	14,392,000
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes (original cost $1,779,750; purchased 11/06/09)(b)(d)	B3	8.875%	11/15/15	1,800	1,959,750
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes (original cost $1,136,154; purchased 11/06/09)(b)(d)	B3	10.875%	11/15/16	1,150	1,290,875
Univision Communications, Inc., Gtd. Notes, 144A(e)	Caa2	8.500%	05/15/21	1,575	1,630,125
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	6,775	7,164,563

					171,020,341

Metals — 2.7%
Aleris International, Inc., Gtd. Notes, PIK(g)	NR	9.000%	12/15/14	2,200	55
Consol Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17	1,575	1,724,625
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16	1,000	1,007,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	6.875%	02/01/18	8,025	8,366,062
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	4,370	4,817,925
JMC Steel Group, Sr. Notes, 144A (original cost $6,375,000; purchased 03/04/11)(b)(d)	B3	8.250%	03/15/18	6,375	6,518,438
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	9,070	9,648,213
Novelis, Inc. (Canada), Gtd. Notes, 144A	B2	8.750%	12/15/20	18,400	20,240,000

Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.250%	04/15/18	2,475	2,648,250
Rain CII Carbon LLC and CII Carbon Corp., Sr. Sec’d. Notes, 144A(b)	B1	8.000%	12/01/18	3,000	3,210,000
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	460	477,825
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750%	02/01/18	1,500	1,479,375

					60,138,268

Non-Captive Finance — 5.2%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A(e)	B3	11.000%	02/01/19	3,800	3,866,500
Ally Financial, Inc., Gtd. Notes, 144A	B1	7.500%	09/15/20	2,875	3,065,469
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15	1,425	1,562,156
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375%	10/01/12	8,525	8,386,469
American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN(e)	B3	5.400%	12/01/15	4,425	4,037,812
CIT Group, Inc., Sec’d. Notes, 144A(e)	B3	6.625%	04/01/18	4,175	4,236,034
CIT Group, Inc., Sec’d. Notes	B3	7.000%	05/01/13	98	100,280
CIT Group, Inc., Sec’d. Notes(e)	B3	7.000%	05/01/14	6,831	6,959,483
CIT Group, Inc., Sec’d. Notes	B3	7.000%	05/01/16	14,619	14,637,264
CIT Group, Inc., Sec’d. Notes(e)	B3	7.000%	05/01/17	17,202	17,223,090
GMAC, Inc., Gtd. Notes(e)	B1	6.625%	05/15/12	4,625	4,810,000
GMAC, Inc., Gtd. Notes, Ser. 8(e)	B1	6.750%	12/01/14	5,400	5,690,250
GMAC LLC, Gtd. Notes(e)	B1	6.875%	08/28/12	4,925	5,171,250
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa1	5.911%	11/30/35	100	95,750
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	3,125	3,335,938
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%	09/01/16	1,475	1,578,250
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	7.125%	09/01/18	525	564,113
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN(e)	B1	5.300%	05/01/12	1,400	1,424,500
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.750%	06/15/11	1,470	1,475,512
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	4,600	4,761,000
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/15	585	643,500
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.750%	03/15/17	2,000	2,250,000
Jet Equipment Trust, Ser. 94-A, 144A(b)	NR	10.000%	06/15/12	107	74,805
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(b)(g)	NR	7.630%	08/15/12	11	109
KKR Group Finance Co., Gtd. Notes, 144A	A-(c)	6.375%	09/29/20	7,000	7,160,230
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	4,400	4,796,000
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	8,375	7,652,656

					115,558,420

Packaging — 2.8%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $5,537,188; purchased 10/01/10)(b)(d)(e)	B3	9.125%	10/15/20	5,450	5,899,625
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.185%	09/15/14	2,025	1,906,031
Berry Plastics Corp., Sec’d. Notes(e)	Caa1	9.500%	05/15/18	1,925	1,915,375
Berry Plastics Corp., Sec’d. Notes, 144A	Caa1	9.750%	01/15/21	4,875	4,826,250
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.125%	11/01/15	4,475	4,609,250
Exopack Holding Corp., Gtd. Notes	B3	11.250%	02/01/14	7,845	8,070,544
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes	Caa1	8.250%	01/01/17	3,550	3,807,375
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes	Caa1	8.250%	10/01/18	750	804,375
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(e)	Caa1	9.875%	10/15/14	3,150	3,256,312
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	5,243,350
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $3,201,500; purchased 03/31/10- 05/21/10)(b)(d)(e)	B3	8.500%	12/15/15	3,175	3,333,750
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,993,876; purchased 07/23/09)(b)(d)	B3	10.625%	08/15/19	2,040	2,325,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Gtd. Notes, 144A(e)	Caa1	8.250%	02/15/21	4,450	4,405,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A(e)	Caa1	9.000%	04/15/19	4,125	4,269,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	Ba3	6.875%	02/15/21	1,575	1,586,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	Ba3	7.750%	10/15/16	6,175	6,530,063

					62,789,587

Paper — 1.7%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.750%	12/15/17	3,900	4,119,375
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.875%	01/15/20	1,175	1,239,625
Domtar Corp., Gtd. Notes, Ser. GLOB	Ba2	7.125%	08/15/15	338	370,110
Domtar Corp., Sr. Unsec’d. Notes	Ba2	10.750%	06/01/17	1,125	1,406,250
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $6,408,340; purchased 04/20/09-05/17/10)(b)(d)	Ba2	8.250%	05/01/16	6,500	7,328,750
Graphic Packaging International, Inc., Gtd. Notes	B3	7.875%	10/01/18	1,375	1,472,969

Graphic Packaging International, Inc., Gtd. Notes	B3	9.500%	06/15/17	4,525	5,022,750
NewPage Corp., Sr. Sec’d. Notes(e)	B2	11.375%	12/31/14	4,845	4,851,056
P.H. Glatfelter Co., Gtd. Notes	Ba2	7.125%	05/01/16	2,350	2,411,688
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,295	1,424,500
Verso Paper Holdings LLC / Verso Paper, Inc., Sec’d. Notes, 144A(e)	B2	8.750%	02/01/19	4,325	4,498,000
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	2,266	2,475,605

					36,620,678

Pipelines & Other — 2.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	2,225	2,308,438
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21	1,625	1,667,656
Copano Energy LLC/Copano Energy Finance Corp., Gtd. Notes	B1	7.125%	04/01/21	1,850	1,873,125
Energy Transfer Equity LP, Sr. Sec’d. Notes(e)	Ba2	7.500%	10/15/20	4,700	5,111,250
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	Ba3	6.500%	05/01/21	4,375	4,243,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	4,561	4,948,685
Inergy LP/Inergy Finance Corp., Gtd. Notes, 144A	Ba3	7.000%	10/01/18	4,920	5,116,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	B1	6.500%	08/15/21	7,125	7,116,094
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	6.875%	02/01/21	7,000	6,930,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	7.875%	10/15/18	4,350	4,589,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.250%	07/01/16	3,725	3,920,562

					47,825,610

Real Estate Investment Trusts — 1.6%
AVIV Healthcare Properties LP, Sr. Notes, 144A	B1	7.750%	02/15/19	6,550	6,828,375
Kennedy-Wilson, Inc., Sr. Notes, 144A	B1	8.750%	04/01/19	2,775	2,755,492
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	6.750%	10/15/22	4,675	4,774,344
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.000%	01/15/16	3,155	3,251,622
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.500%	02/15/20	825	882,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	1,984,734
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	13,191	13,797,601

					34,274,918

Retailers — 1.7%
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A(e)	Caa1	10.000%	02/15/19	3,300	3,201,000
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	90	91,913
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK	Caa1	9.000%	10/15/15	4,366	4,562,162
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	11,550	11,593,313
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,685,500
QVC, Inc., Sr. Sec’d. Notes, 144A(e)	Ba2	7.375%	10/15/20	3,525	3,674,812
Rite Aid Corp., Sec’d. Notes(e)	Caa2	7.500%	03/01/17	2,265	2,265,000
Rite Aid Corp., Sec’d. Notes	Caa2	10.375%	07/15/16	355	382,512
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	3,496	3,784,420
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	4,950	5,321,250

					38,561,882

Technology — 10.1%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.750%	08/01/20	6,900	7,089,750
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	10,275	10,686,000
Avaya, Inc., Gtd. Notes(e)	Caa2	9.750%	11/01/15	13,500	13,719,375
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.000%	04/01/19	2,000	1,950,000
Buccaneer Merger Sub, Inc., Sr. Notes, 144A	Caa1	9.125%	01/15/19	6,630	7,027,800
CDW Escrow Corp., Sr. Notes, 144A	Caa1	8.500%	04/01/19	9,400	9,411,750
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	11.000%	10/12/15	8,150	8,842,750
Commscope, Inc., Gtd. Notes, 144A	B3	8.250%	01/15/19	9,125	9,535,625
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.500%	12/15/17	7,750	8,534,687
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	455	466,375
First Data Corp., Gtd. Notes, 144A	Caa1	12.625%	01/15/21	8,132	8,823,220
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19	4,125	4,192,031
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa2	10.125%	12/15/16	12,705	13,499,063
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B1	9.250%	04/15/18	6,800	7,446,000
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.250%	08/01/18	8,125	9,059,375
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	4,261	4,436,766
Nortel Networks Ltd. (Canada), Gtd. Notes(g)	NR	10.125%	07/15/13	3,050	2,741,188
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH(a)(e)	B3	3.053%	10/15/13	1,100	1,090,375
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. ExCH	B3	7.875%	10/15/14	1,175	1,220,531
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B3	9.750%	08/01/18	13,075	14,644,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	7.750%	12/15/18	11,825	12,238,875

Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	1,805	1,892,994
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	10,791	12,571,515
Spansion LLC, Gtd. Notes, 144A(e)	B3	7.875%	11/15/17	2,175	2,213,062
SunGard Data Systems, Inc., Gtd. Notes(e)	Caa1	10.250%	08/15/15	13,050	13,702,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	14,400	15,786,000
SunGard Data Systems, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa1	7.625%	11/15/20	1,200	1,233,000
Trans Union LLC/TransUnion Financing Corp., Gtd. Notes, 144A	B3	11.375%	06/15/18	6,550	7,483,375
Unisys Corp., Sec’d. Notes, 144A	Ba2	14.250%	09/15/15	761	911,298
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	2,508	2,978,250
Unisys Corp., Sr. Unsec’d. Notes	B2	12.500%	01/15/16	6,250	7,015,625

					222,443,155

Telecommunications — 4.7%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	3,775	4,053,406
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B2	12.000%	12/01/15	2,300	2,484,000
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(e)	B2	12.000%	12/01/15	15,780	17,042,400
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	400	444,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	1,150	1,242,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20	1,925	2,086,219
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	5,375	5,818,437
GCI, Inc., Sr. Unsec’d. Notes	B2	8.625%	11/15/19	375	411,562
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.250%	11/01/14	6,000	6,135,000
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	6.625%	11/15/20	2,350	2,347,062
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	7.875%	09/01/18	4,350	4,654,500
Nextel Communications, Inc., Gtd. Notes, Ser. E	Ba2	6.875%	10/31/13	1,250	1,259,375
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21	1,975	2,019,437
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Baa3	7.750%	05/01/30	750	759,375
Qwest Communications International, Inc., Gtd. Notes	Ba2	7.125%	04/01/18	1,450	1,564,188
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	415	474,138
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.625%	06/15/15	3,444	3,960,600
SBA Telecommunications, Inc., Gtd. Notes(e)	Ba3	8.000%	08/15/16	1,335	1,453,481
SBA Telecommunications, Inc., Gtd. Notes	Ba3	8.250%	08/15/19	1,335	1,475,175
Sprint Capital Corp., Gtd. Notes(e)	Ba3	6.900%	05/01/19	3,825	3,949,313
Sprint Capital Corp., Gtd. Notes	Ba3	8.375%	03/15/12	2,400	2,532,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.000%	12/01/16	3,620	3,633,575
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	8.375%	08/15/17	1,800	2,004,750
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A	B2	11.750%	07/15/17	7,370	8,475,500

Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba2	7.250%	02/15/18	4,400	4,598,000
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	B3	12.250%	07/15/17	7,078	8,564,808
Windstream Corp., Gtd. Notes, 144A	Ba3	7.750%	10/15/20	2,525	2,594,438
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	390	418,275
Windstream Corp., Gtd. Notes	Ba3	8.125%	09/01/18	1,000	1,067,500
Windstream Corp., Sr. Notes, 144A	Ba3	7.500%	04/01/23	5,600	5,516,000

					103,038,514

TOTAL CORPORATE BONDS (cost $1,877,889,808)					1,985,929,586

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust(b)(i)				500,000	500

Consumer
IHF Holdings(i)				18,093	181

Electric
GenOn Energy, Inc.(i)				6,350	24,193

Media & Entertainment
Dex One Corp.(e)(i)				182,429	882,956
Virgin Media, Inc.				8,521	236,799

					1,119,755

Pipelines & Other
SemGroup Corp. (Class A Stock) (original cost $1,133,650; purchased 12/11/09)(b)(d)(i)				3,493	98,171

Technology — 0.1%
Xerox Corp		137,561	1,465,025

Telecommunications Netia SA (Poland)(i)		238,168	440,337

TOTAL COMMON STOCKS (cost $27,554,143)			3,148,162

PREFERRED STOCKS — 0.2%
Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 09/25/00)(b)(d)(i)		3,000	228,000

Cable
Adelphia Communications Corp., PIK, 13.000%(b)(i)		5,000	5

Gaming — 0.2%
Las Vegas Sands Corp., Ser. A, 10.000%(i)		40,000	4,477,500

TOTAL PREFERRED STOCKS (cost $4,454,765)			4,705,505

	Expiration Date	Units
WARRANTS
Pipelines & Other
SemGroup Corp. (original cost $206,535; purchased 12/11/09)(b)(d)(i)	11/30/14	3,676	19,262

Telecommunications
Hawaiian Telcom Holdco, Inc.(i)	10/28/15	19,187	249,431

TOTAL WARRANTS (cost $320,317)			268,693	(m)

TOTAL LONG-TERM INVESTMENTS (cost $2,017,279,302)			2,104,891,449

SHORT-TERM INVESTMENTS — 17.3%

		Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j)		508,903	4,600,484
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $376,143,912; includes $297,459,652 of cash collateral received for securities on loan)(j)(k)		376,143,912	376,143,912

TOTAL SHORT-TERM INVESTMENTS (cost $380,983,043)			380,744,396

TOTAL INVESTMENTS(l) — 112.9% (cost $2,398,262,345)			2,485,635,845
LIABILITIES IN EXCESS OF OTHER ASSETS(n) (12.9)%			(284,174,558)

NET ASSETS — 100.0%			$2,201,461,287

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $126,310,698. The aggregate value of $130,708,710 is approximately 5.9% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $292,957,164; cash collateral of $297,459,652 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(f)	Amount is actual; not rounded to thousands.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.
(i)	Non-income producing security.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	As of March 31, 2011, 13 securities representing $2,976,331 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.
(n)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Implied Credit Spread at March 31, 2011(2)	Notional Amount (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(4)
Credit default swaps on corporate issues - Sell Protection(1)
Deutsche Bank AG	12/20/14	2.442%	$9,000	5.000%	Ford Motor Co., 6.500%, 08/01/18	$823,089	$(1,175,000)	$1,998,089
Goldman Sachs International	03/20/16	4.210%	3,150	4.100%	NRG Energy, Inc., 7.250%, 02/01/14	(10,578)	—	(10,578)

						$812,511	$(1,175,000)	$1,987,511

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$—	$432,890
Residential Mortgage-Backed Securities	—	996,498	—
Bank Loans	—	84,021,511	22,091,129
Collateralized Mortgage Obligations	—	3,297,475	—
Corporate Bonds	—	1,983,103,828	2,825,758
Common Stocks	3,147,481	—	681
Preferred Stocks	4,477,500	—	228,005
Warrants	249,431	19,262	—
Affiliated Mutual Funds	380,744,396	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	1,987,511	—

Total	$388,618,808	$2,073,426,085	$25,578,463

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Security	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/10	$420,078	$24,240,043	$79,016	$681	$228,005	$95,935
Realized gain (loss)	—	112,461	(1,953,226)	—	—	—
Change in unrealized appreciation (depreciation)**	12,812	(53,286)	3,704,989	—	—	—
Purchases	—	—	172,036	—	—	—
Sales	—	(2,208,588)	(2,922)	—	—	—
Accrued discount/premium	—	499	12,715	—	—	—
Transfers into Level 3	—	—	813,150	—	—	—
Transfers out of Level 3	—	—	—	—	—	(95,935)

Balance as of 03/31/11	$432,890	$22,091,129	$2,825,758	$681	$228,005	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $1,766,171 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 corporate bonds transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Trustees’ approved fair value procedures and 1 warrant transferred out of Level 3 as a result of being priced by the primary vendor valuation source.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Aerospace & Defense — 5.1%
Precision Castparts Corp.	106,611	$ 15,691,007
Raytheon Co.	280,361	14,261,964

		29,952,971

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	66,570	10,549,348

Chemicals — 6.9%
Dow Chemical Co. (The)	351,270	13,260,443
E.I. du Pont de Nemours & Co.	243,929	13,408,777
Monsanto Co.	190,355	13,755,052

		40,424,272

Communications Equipment — 2.2%
Juniper Networks, Inc.(a)	297,912	12,536,137

Computers & Peripherals — 7.4%
Apple, Inc.(a)	54,192	18,883,202
EMC Corp.(a)(b)	441,395	11,719,037
NetApp, Inc.(a)(b)	266,649	12,847,149

		43,449,388

Diversified Consumer Services — 2.7%
H&R Block, Inc.(b)	929,797	15,564,802

Electronic Equipment & Instruments — 2.7%
Flextronics International Ltd.(a)	2,130,980	15,918,421

Energy Equipment & Services — 3.2%
Schlumberger Ltd.	201,819	18,821,640

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	423,945	14,549,792

Food Products — 7.7%
Bunge Ltd.	247,853	17,927,208
Kraft Foods, Inc. (Class A Stock)	419,955	13,169,789
Tyson Foods, Inc. (Class A Stock)	733,034	14,066,922

		45,163,919

Healthcare Providers & Services — 2.5%
Express Scripts, Inc.(a)	262,000	14,569,820

Internet & Catalog Retail — 2.4%
Amazon.com, Inc.(a)	77,589	13,976,106

Internet Software & Services — 5.0%
Baidu, Inc. (China), ADR(a)	107,079	14,756,557
Google, Inc. (Class A Stock)(a)	24,488	14,355,110

		29,111,667

Media — 10.3%
Comcast Corp. (Class A Stock)	564,828	13,962,548
Liberty Global, Inc., Ser. C(a)(b)	343,795	13,748,362
Viacom, Inc. (Class B Stock)	379,315	17,645,734
Walt Disney Co. (The)	347,105	14,956,754

		60,313,398

Metals & Mining — 5.1%
Freeport-McMoRan Copper & Gold, Inc.	241,578	13,419,658
Goldcorp, Inc.	326,641	16,266,722

		29,686,380

Oil, Gas & Consumable Fuels — 12.6%
Anadarko Petroleum Corp.	212,195	17,383,014
Marathon Oil Corp.	311,005	16,579,677
Occidental Petroleum Corp.	104,444	10,913,354
Southwestern Energy Co.(a)	373,412	16,045,514
Williams Cos., Inc. (The)	401,247	12,510,881

		73,432,440

Pharmaceuticals — 2.9%
Teva Pharmaceutical Industries Ltd. (Israel), ADR	338,992	17,007,229

Software — 11.6%
CA, Inc.(b)	599,438	14,494,411
Oracle Corp.	495,347	16,529,729
Salesforce.com, Inc.(a)	104,405	13,946,420
Symantec Corp.(a)	613,821	11,380,241
VMware, Inc. (Class A Stock)(a)	135,594	11,056,335

		67,407,136

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc. (Class B Stock)(b)	92,804	7,025,263

TOTAL LONG-TERM INVESTMENTS (cost $427,246,481)		559,460,129

SHORT-TERM INVESTMENT — 15.8%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $92,275,428; includes $64,350,881 of cash collateral received for securities on loan)(c)(d)	92,275,428	92,275,428

TOTAL INVESTMENTS — 111.6% (cost $519,521,909)		651,735,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(67,605,666)

NET ASSETS — 100.0%		$ 584,129,891

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,400,385; cash collateral of $64,350,881 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$559,460,129	$—	$—
Affiliated Money Market Mutual Fund	92,275,428	—	—

Total	$651,735,557	$—	$—

Jennison Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 99.3%
Aerospace & Defense — 4.8%
Boeing Co. (The)	245,195	$ 18,127,266
Precision Castparts Corp.	190,823	28,085,329
United Technologies Corp.	268,086	22,693,480

		68,906,075

Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	127,971	6,416,466
United Parcel Service, Inc. (Class B Stock)	188,017	13,973,423

		20,389,889

Auto Components — 0.9%
BorgWarner, Inc.(a)(b)	164,324	13,094,980

Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	159,407	13,272,245

Biotechnology — 2.2%
Celgene Corp.(b)	376,271	21,646,870
Vertex Pharmaceuticals, Inc.(b)	210,759	10,101,679

		31,748,549

Capital Markets — 2.5%
Charles Schwab Corp. (The)	919,036	16,570,219
Goldman Sachs Group, Inc. (The)	120,888	19,157,121

		35,727,340

Chemicals — 3.6%
E.I. du Pont de Nemours & Co.	387,619	21,307,416
Monsanto Co.	409,579	29,596,179

		50,903,595

Communications Equipment — 3.5%
Juniper Networks, Inc.(b)	643,338	27,071,663
QUALCOMM, Inc.	405,852	22,252,865

		49,324,528

Computers & Peripherals — 8.0%
Apple, Inc.(b)	198,142	69,042,580
EMC Corp.(b)	686,316	18,221,690
NetApp, Inc.(b)	548,166	26,410,638

		113,674,908

Consumer Finance — 1.3%
American Express Co.	424,944	19,207,469

Energy Equipment & Services — 4.0%
Schlumberger Ltd.	609,207	56,814,645

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	288,712	21,168,364
Whole Foods Market, Inc.	389,323	25,656,385

		46,824,749

Food Products — 1.0%
Mead Johnson Nutrition Co.	236,543	13,702,936

Healthcare Providers & Services — 1.8%
Express Scripts, Inc.(b)	460,710	25,620,083

Hotels Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc.(b)	45,287	12,334,820
Marriott International, Inc. (Class A Stock)(a)	511,251	18,190,311
Starbucks Corp.	656,279	24,249,509

		54,774,640

Internet & Catalog Retail — 4.6%
Amazon.com, Inc.(b)	315,679	56,863,258
priceline.com, Inc.(b)	16,340	8,275,230

		65,138,488

Internet Software & Services — 5.9%
Baidu, Inc. (China), ADR(b)	208,320	28,708,579
Google, Inc. (Class A Stock)(b)	65,672	38,497,583
Mail.Ru Group Ltd. (Russia), GDR, 144A(b)	197,055	5,901,797
Tencent Holdings Ltd. (China)	447,139	10,893,141

		84,001,100

IT Services — 6.5%
Cognizant Technology Solutions Corp. (Class A Stock)(b)	188,267	15,324,934
International Business Machines Corp.(a)	279,909	45,644,761
Mastercard, Inc. (Class A Stock)	123,192	31,009,890

		91,979,585

Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.(b)	458,361	20,525,405
Illumina, Inc.(a)(b)	252,525	17,694,427

		38,219,832

Machinery — 3.0%
Deere & Co.	216,910	21,016,410
Ingersoll-Rand PLC(a)	439,287	21,221,955

		42,238,365

Media — 2.4%
Walt Disney Co. (The)	781,962	33,694,743

Oil, Gas & Consumable Fuels — 2.2%
Occidental Petroleum Corp.	299,960	31,342,820

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	186,783	17,998,410

Pharmaceuticals — 6.1%
Allergan, Inc.	266,087	18,897,499
NOVO Nordisk A/S (Denmark), ADR	116,757	14,621,479
Pfizer, Inc.	797,243	16,192,005
Shire PLC (Ireland), ADR	262,333	22,849,204
Teva Pharmaceutical Industries Ltd. (Israel), ADR	280,291	14,062,200

		86,622,387

Road & Rail — 1.1%
Union Pacific Corp.	156,023	15,341,742

Semiconductors & Semiconductor Equipment — 3.7%
Altera Corp.(a)	421,476	18,553,374
Atmel Corp.(b)	575,031	7,837,673
Avago Technologies Ltd.	289,114	8,991,445
Broadcom Corp. (Class A Stock)	442,938	17,442,898

		52,825,390

Software — 7.3%
Oracle Corp.	1,132,036	37,776,041
Red Hat, Inc.(b)	385,165	17,482,640
Salesforce.com, Inc.(a)(b)	197,078	26,325,679
VMware, Inc. (Class A Stock)(b)	263,811	21,511,149

		103,095,509

Specialty Retail — 2.5%
Bed Bath & Beyond, Inc.(b)	292,665	14,126,939
Tiffany & Co.	245,831	15,103,857
Urban Outfitters, Inc.(b)	192,278	5,735,653

		34,966,449

Textiles, Apparel & Luxury Goods — 5.6%
Burberry Group PLC (United Kingdom)	451,876	8,510,370
Coach, Inc.	316,209	16,455,516
LVMH Moet Hennessy Louis Vuitton SA (France)	52,262	8,273,101
NIKE, Inc. (Class B Stock)(a)	321,818	24,361,623
Polo Ralph Lauren Corp.	175,470	21,696,865

		79,297,475

Wireless Telecommunication Services — 1.4%
American Tower Corp. (Class A Stock)(b)	378,228	19,599,775

TOTAL LONG-TERM INVESTMENTS (cost $953,798,251)		1,410,348,701

SHORT-TERM INVESTMENT — 9.3%
Affiliated Money Market Mutual Fund — 9.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $131,987,836; includes $131,987,836 of cash collateral received for securities on loan) (c)(d)	131,987,836	131,987,836

TOTAL INVESTMENTS — 108.6% (cost $1,085,786,087)		1,542,336,537
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(122,523,117)

NET ASSETS — 100.0%		$1,419,813,420

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $128,443,450; cash collateral of $131,987,836 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,404,446,904	$5,901,797	$—
Affiliated Money Market Mutual Fund	131,987,836	—	—

Total	1,536,434,740	5,901,797	—

Money Market Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 16.6%
Bank of Nova Scotia(a)	0.317%	07/06/11	$12,000	$12,000,823
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.330%	04/21/11	9,000	9,000,050
Barclays Bank PLC(a)	0.330%	08/08/11	11,000	11,000,000
BNP Paribas/New York(a)	0.463%	09/21/11	8,000	8,000,000
Credit Agricole CIB/New York	0.340%	05/02/11	12,000	12,000,000
Credit Agricole CIB/New York	0.340%	05/16/11	14,000	14,000,000
Deutsche Bank AG/New York	0.310%	05/13/11	29,000	29,000,000
Norinchukin Bank/New York	0.340%	04/04/11	11,000	11,000,000
Norinchukin Bank/New York	0.340%	04/07/11	5,000	5,000,000
Rabobank Nederland NV/New York(a)	0.346%	09/13/11	8,000	8,000,000
Royal Bank of Canada/New York(a)	0.306%	02/14/12	10,000	10,000,000
Societe Generale	0.370%	05/09/11	8,000	8,000,000
Sumitomo Mitsui Banking Corp./New York	0.310%	04/14/11	13,000	13,000,000
Svenska Handelsbanken AB	0.280%	04/21/11	3,000	3,000,000
Svenska Handelsbanken AB	0.280%	05/23/11	18,500	18,500,133
Toronto Dominion Bank/New York(a)	0.318%	10/28/11	10,000	10,000,000

				181,501,006

Commercial Paper — 36.0%
ABN Amro Funding USA LLC, 144A(b)	0.300%	04/20/11	12,000	11,998,100
ABN Amro Funding USA LLC, 144A(b)	0.310%	05/03/11	6,000	5,998,347
Bank of America Corp., 144A(b)	0.213%	04/11/11	23,000	22,998,658
BPCE SA, 144A(b)	0.245%	04/05/11	2,500	2,499,932
BPCE SA, 144A(b)	0.240%	04/18/11	4,000	3,999,547
Citigroup Funding, Inc.(b)	0.230%	04/11/11	9,000	8,999,425
Danske Corp., 144A(b)	0.320%	04/14/11	5,000	4,999,422
DnB NOR Bank SA, 144A(a)	0.368%	08/29/11	6,000	6,000,000
eBay, Inc., 144A(b)	0.180%	04/13/11	15,000	14,999,100
Electricite de France, 144A(b)	0.290%	04/21/11	22,000	21,996,456
European Investment Bank(b)	0.250%	06/22/11	8,000	7,995,444
European Investment Bank(b)	0.250%	06/24/11	24,000	23,986,000
GDF Suez, 144A(b)	0.300%	04/14/11	10,000	9,998,917
General Electric Capital Corp.(b)	0.240%	04/25/11	25,000	24,996,000
Mizuho Funding LLC, 144A(b)	0.250%	04/05/11	7,000	6,999,806
Novartis Securities Investment Ltd., 144A(b)	0.210%	04/11/11	20,000	19,998,833
Novartis Securities Investment Ltd., 144A(b)	0.210%	04/15/11	4,000	3,999,673
Old Line Funding LLC, 144A(b)	0.240%	04/05/11	1,000	999,973
Old Line Funding LLC, 144A(b)	0.270%	04/18/11	7,000	6,999,107
Old Line Funding LLC, 144A(b)	0.270%	05/03/11	10,000	9,997,600
Old Line Funding LLC, 144A(b)	0.270%	05/11/11	9,000	8,997,300
Old Line Funding LLC, 144A(b)	0.260%	06/02/11	1,000	999,552
Old Line Funding LLC, 144A(b)	0.260%	06/03/11	2,000	1,999,090
Old Line Funding LLC, 144A(b)	0.250%	06/07/11	2,000	1,999,069
Philip Morris International, Inc., 144A(b)	0.180%	04/04/11	3,000	2,999,955
Procter & Gamble Co. (The), 144A(b)	0.200%	04/18/11	20,000	19,998,111
Prudential PLC, 144A(b)	0.370%	06/09/11	4,000	3,997,163
Reckitt Benckiser TSY, 144A(b)	0.210%	04/06/11	1,000	999,971
Reckitt Benckiser TSY, 144A(b)	0.340%	05/16/11	4,000	3,998,300
Reckitt Benckiser TSY, 144A(b)	0.340%	05/17/11	5,000	4,997,828
Royal Bank of Scotland Group PLC, 144A(b)	0.390%	05/05/11	10,000	9,996,317
Sanofi-Aventis SA, 144A(b)	0.240%	06/16/11	7,000	6,996,453
Sanofi-Aventis SA, 144A(b)	0.280%	07/14/11	5,000	4,995,956
Sanofi-Aventis SA, 144A(b)	0.340%	09/13/11	5,000	4,992,208
Straight-A Funding LLC, 144A(b)	0.250%	04/01/11	9,000	9,000,000
Straight-A Funding LLC, 144A(b)	0.250%	04/14/11	6,000	5,999,458
Straight-A Funding LLC, 144A(b)	0.250%	04/18/11	5,000	4,999,410
Straight-A Funding LLC, 144A(b)	0.250%	05/20/11	6,500	6,497,788
Straight-A Funding LLC, 144A(b)	0.250%	06/02/11	6,000	5,997,417
Svenska Handelsbanken, Inc., 144A(b)	0.280%	07/18/11	4,500	4,496,220
Swedbank AB(b)	0.410%	04/01/11	30,000	30,000,000
Toyota Motor Credit Corp.(b)	0.260%	04/22/11	2,000	1,999,697
Toyota Motor Credit Corp.(b)	0.240%	05/27/11	4,000	3,998,507
Wal-Mart Stores, Inc., 144A(b)	0.200%	04/12/11	22,500	22,498,625

				393,914,735

Loan Participation — 0.4%
Archer-Daniels-Midland Co.(c)	0.260%	04/26/11	4,000	4,000,000

Other Instruments - Agency Bonds — 3.9%
General Electric Capital Corp., FDIC Gtd. Notes, MTN	3.000%	12/09/11	15,000	15,271,709
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes	1.625%	07/15/11	15,000	15,059,705
Morgan Stanley, FDIC Gtd. Notes	3.250%	12/01/11	8,124	8,286,224
Wells Fargo & Co., FDIC Gtd. Notes(a)	1.160%	12/09/11	4,000	4,024,902

				42,642,540

Other Notes — 1.3%
Bank of America NA, Notes(a)	0.348%	07/27/11	9,000	9,000,000

National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A, MTN(a)	0.410%	06/15/11	5,000	5,001,131

				14,001,131

Time Deposit — 0.9%
U.S. Bank National Association	0.200%	04/01/11	10,000	10,000,000

U.S. Government Agencies — 20.0%
Federal Farm Credit Bank(a)	0.158%	06/28/11	5,000	4,999,200
Federal Farm Credit Bank(a)	0.260%	10/07/11	15,000	15,002,367
Federal Home Loan Bank(b)	0.080%	04/08/11	40,000	39,999,378
Federal Home Loan Bank(b)	0.100%	04/13/11	9,000	8,999,700
Federal Home Loan Bank(b)	0.080%	04/15/11	9,000	8,999,720
Federal Home Loan Bank(a)	0.159%	07/20/11	15,000	14,998,620
Federal Home Loan Bank(a)	0.155%	07/25/11	4,000	3,999,299
Federal Home Loan Bank(a)	0.166%	08/12/11	10,000	9,997,609
Federal Home Loan Bank(a)	0.155%	08/25/11	17,000	16,995,536
Federal Home Loan Bank(a)	0.218%	09/26/11	10,000	10,000,753
Federal Home Loan Bank	0.240%	10/28/11	10,000	9,997,833
Federal Home Loan Mortgage Corp.(b)	0.192%	04/01/11	32,000	32,000,000
Federal Home Loan Mortgage Corp.(b)	0.230%	04/19/11	7,000	6,999,195
Federal Home Loan Mortgage Corp.(b)	0.220%	06/21/11	2,017	2,016,002
Federal Home Loan Mortgage Corp.(b)	0.230%	07/06/11	1,400	1,399,141
Federal Home Loan Mortgage Corp., MTN(a)	0.214%	09/19/11	15,000	15,000,013
Federal National Mortgage Association(a)	0.214%	09/19/11	7,000	7,000,174
Federal National Mortgage Association	1.000%	11/23/11	10,000	10,045,596

				218,450,136

U.S. Treasury Securities — 10.9%
U.S. Treasury Bill(b)	0.145%	06/02/11	30,000	29,992,509
U.S. Treasury Bill(b)	0.146%	09/22/11	63,000	62,955,533
U.S. Treasury Bill(b)	0.250%	11/17/11	3,000	2,995,208
U.S. Treasury Bill(b)	0.295%	12/15/11	5,000	4,989,429
U.S. Treasury Note	0.875%	05/31/11	3,500	3,503,994
U.S. Treasury Note	0.750%	11/30/11	4,000	4,012,571
U.S. Treasury Note	0.875%	01/31/12	11,000	11,051,428

				119,500,672

Repurchase Agreements(d) — 10.0%
Deutsche Bank Securities, Inc. 0.120%, dated 03/29/11, due 04/12/11 in the amount of $15,000,700 (cost $15,000,000)(c)	0.120%	04/12/11	15,000	15,000,000
Goldman Sachs & Co. (The) 0.160%, dated 03/30/11, due 04/06/11 in the amount of $18,000,560 (cost $18,000,000)	0.160%	04/06/11	18,000	18,000,000
HSBC Securities (USA), Inc. 0.180%, dated 03/31/11, due 04/01/11 in the amount of $39,394,197 (cost $39,394,000)	0.180%	04/01/11	39,394	39,394,000
UBS Securities LLC 0.140%, dated 03/30/11, due 04/06/11 in the amount of $17,000,463 (cost $17,000,000)	0.140%	04/06/11	17,000	17,000,000
UBS Securities LLC 0.170%, dated 03/31/11, due 04/07/11 in the amount of $20,000,661 (cost $20,000,000)	0.170%	04/07/11	20,000	20,000,000

				109,394,000

TOTAL INVESTMENTS — 100.0% (amortized cost $1,093,404,220)				1,093,404,220
LIABILITIES IN EXCESS OF OTHER ASSETS				(123,671)

NET ASSETS — 100.0%				$1,093,280,549

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Repurchase Agreements are collateralized by U.S. Government Agency issuances.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$181,501,006	$—
Commercial Paper	—	393,914,735	—
Loan Participation	—	4,000,000	—
Other Instruments - Agency Bonds	—	42,642,540	—
Other Notes	—	14,001,131	—
Time Deposit	—	10,000,000	—
U.S. Government Agencies	—	218,450,136	—
U.S. Treasury Securities	—	119,500,672	—
Repurchase Agreements	—	109,394,000	—

Total	$—	$1,093,404,220	$—

Natural Resources Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 98.4%
Chemicals — 0.5%
Potash Corp. of Saskatchewan, Inc.	129,073	$7,606,272

Energy Equipment & Services — 18.4%
Baker Hughes, Inc.	201,481	14,794,750
Cameron International Corp.(a)	547,695	31,273,385
Dresser-Rand Group, Inc.(a)	172,905	9,271,166
DRIL-QUIP, Inc.(a)	259,815	20,533,179
FMC Technologies, Inc.(a)	188,111	17,772,727
Halliburton Co.	637,698	31,782,868
Helmerich & Payne, Inc.	204,721	14,062,285
Key Energy Services, Inc.(a)	404,509	6,290,115
Lufkin Industries, Inc.	69,444	6,490,931
Nabors Industries Ltd.(a)	71,971	2,186,479
National Oilwell Varco, Inc.	408,114	32,351,197
Noble Corp.(b)	98,667	4,501,189
OSX Brasil SA (Brazil), 144A(a)(c)	16,374	5,154,954
Patterson-UTI Energy, Inc.	277,906	8,167,657
Rowan Cos., Inc.(a)	192,053	8,484,902
Schlumberger Ltd.	372,877	34,774,509
Tenaris SA, ADR(b)	287,844	14,236,764
Weatherford International Ltd.(a)	88,660	2,003,716

		264,132,773

Food Products — 0.3%
Adecoagro SA (Luxembourg)(a)	256,842	3,464,799
Agrenco Ltd. (Brazil), 144A(a)	1,166,700	1,436,356

		4,901,155

Metals & Mining — 30.5%
African Rainbow Minerals Ltd. (South Africa)	302,040	9,956,381
Agnico-Eagle Mines Ltd.(b)	167,448	11,110,175
Alacer Gold Corp.(a)	554,076	5,092,127
Alcoa, Inc.	369,344	6,518,922
AXMIN, Inc. (Canada)(a)(b)	1,556,200	208,670
Barrick Gold Corp.	29,162	1,513,799
BHP Billiton Ltd. (Australia), ADR(b)	153,114	14,680,570
Boliden AB (Sweden)	73,820	1,590,570
Century Aluminum Co.(a)	170,864	3,191,740
Cia de Minas Buenaventura SA (Peru), ADR	327,036	14,052,737
Cliffs Natural Resources, Inc.	304,765	29,952,304
Detour Gold Corp. (Canada)(a)	153,028	4,839,441
Eldorado Gold Corp. (Canada)	1,166,943	19,029,777
European Goldfields Ltd. (Canada)(a)	651,412	8,224,119
First Quantum Minerals Ltd. (Canada)(b)	223,486	28,911,412
First Uranium Corp. (South Africa)(a)	61,100	54,199
First Uranium Corp. (South Africa), 144A(a)	400,000	354,822
Freeport-McMoRan Copper & Gold, Inc.	573,133	31,837,538
Fronteer Gold, Inc.(a)	443,500	6,683,545
Gabriel Resources Ltd. (Canada)(a)(b)	600,701	4,473,503
Gold Reserve, Inc. (NYSE)(a)	121,100	208,292
Gold Reserve, Inc. (TSX)(a)	124,300	211,547
Goldcorp, Inc.	307,261	15,301,598
Hecla Mining Co.(a)(b)	1,140,763	10,358,128
Highland Gold Mining Ltd. (United Kingdom)(a)	195,600	534,216
Iamgold Corp. (Canada)	108,773	2,397,606
Impala Platinum Holdings Ltd. (South Africa), ADR	383,268	11,018,955
Kinross Gold Corp.	929,414	14,638,271
MMX Mineracao e Metalicos SA (Brazil)(a)	1,139,405	7,146,362

Nevsun Resources Ltd. (Canada)(a)	989,556	5,613,778
Newcrest Mining Ltd. (Australia)	343,524	14,149,015
Newmont Mining Corp.	79,477	4,337,855
Northern Dynasty Minerals Ltd.(a)(b)	399,636	6,010,525
Nucor Corp.	41,734	1,920,599
Pan American Silver Corp.	282,531	10,490,376
Pan American Silver Corp. (Canada)	118,954	4,418,291
Platinum Group Metals Ltd.(a)(b)	1,234,422	2,431,811
Platmin Ltd. (South Africa), 144A(a)	129,100	106,529
Quadra FNX Mining Ltd. (Canada)(a)	148,534	2,069,824
Randgold Resources Ltd. (Jersey Islands), ADR(a)(b)	236,586	19,291,222
Rio Tinto PLC (United Kingdom), ADR(b)	204,766	14,562,958
Seabridge Gold, Inc.(a)(b)	123,150	3,918,633
SEMAFO, Inc. (Canada), 144A(a)	1,126,530	10,794,702
Silver Wheaton Corp.(b)	412,366	17,880,190
Southern Copper Corp.	183,305	7,381,692
Sterlite Industries India Ltd. (India), ADR	770,508	11,896,644
Tahoe Resources, Inc.(a)	54,907	1,110,033
Tahoe Resources, Inc., 144A(a)	116,000	2,345,127
Vale SA (Brazil), ADR	611,407	20,390,423
Vedanta Resources PLC (United Kingdom)	51,119	1,950,913
Western Areas NL (Australia)(b)	354,812	2,480,921
Xstrata PLC (Switzerland)	381,360	8,913,654

		438,557,041

Oil, Gas & Consumable Fuels — 48.2%
Advantage Oil & Gas Ltd. REG D (Canada)(a)	332,000	2,979,268
Alpha Natural Resources, Inc.(a)(b)	426,505	25,321,602
Anadarko Petroleum Corp.	330,992	27,114,865
Apache Corp.	182,883	23,943,042
Bankers Petroleum Ltd. (Canada)(a)	1,260,183	11,308,501
BG Group PLC (United Kingdom)	677,662	16,861,104
Bonavista Energy Corp. (Canada)	100,295	3,103,507
Brigham Exploration Co.(a)(b)	174,340	6,481,961
Cabot Oil & Gas Corp.	263,368	13,950,603
Cairn Energy PLC (United Kingdom)(a)	1,693,940	12,557,265
Cameco Corp. (Canada)	423,454	12,736,378
Canadian Natural Resources Ltd.	339,787	16,795,671
Carrizo Oil & Gas, Inc.(a)	168,305	6,215,504
Cimarex Energy Co.	157,271	18,123,910
Cobalt International Energy, Inc.(a)	326,423	5,487,171
Concho Resources, Inc.(a)	315,253	33,826,647
Consol Energy, Inc.	207,205	11,112,404
Daylight Energy Ltd. (Canada)	533,026	6,218,179
Denbury Resources, Inc.(a)	560,028	13,664,683
Energy XXI (Bermuda) Ltd.(a)	4,431	151,097
EOG Resources, Inc.	163,879	19,421,300
EQT Corp.	75,608	3,772,839
Exxon Mobil Corp.	14,062	1,183,036
Far East Energy Corp.(a)	4,866,388	2,262,870
Forest Oil Corp.(a)	306,597	11,598,565
Frontier Oil Corp.	367,151	10,764,867
FX Energy, Inc.(a)	199,243	1,665,671
Hess Corp.	191,164	16,289,084
Holly Corp.	190,620	11,582,071
HRT Participacoes em Petroleo SA (Brazil)(a)	2,476	2,587,239
HRT Participacoes em Petroleo SA (Brazil), 144A(a)	3,700	3,866,230
Linc Energy Ltd. (Australia), 144A	1,570,292	4,742,760
MEG Energy Corp. (Canada), 144A(a)	131,600	6,659,408
Murphy Oil Corp.	193,170	14,182,541
Newfield Exploration Co.(a)	225,571	17,145,652
Niko Resources Ltd. (Canada)	70,958	6,806,698
Noble Energy, Inc.	272,963	26,381,874
Occidental Petroleum Corp.	244,399	25,537,252

OGX Petroleo e Gas Participacoes SA (Brazil)(a)	2,335,665	27,996,793
Oil Search Ltd. (Papua New Guinea)	1,026,146	7,557,132
Pacific Rubiales Energy Corp. (Canada)	776,819	21,553,823
Petrohawk Energy Corp.(a)	539,798	13,246,643
Petroleo Brasileiro SA (Brazil), ADR	91,434	3,696,677
Plains Exploration & Production Co.(a)	60,847	2,204,487
QGEP Participacoes SA (Brazil)(a)	156,526	2,220,404
QGEP Participacoes SA (Brazil), 144A(a)	413,300	5,862,878
Range Resources Corp.	292,848	17,119,894
Reliance Industries Ltd. (India), GDR, 144A	77,367	3,668,743
Rosetta Resources, Inc.(a)	236,950	11,264,603
Southwestern Energy Co.(a)	552,655	23,747,585
Suncor Energy, Inc.	285,167	12,786,888
Sunoco, Inc.	13,277	605,298
Talisman Energy, Inc.	729,301	18,013,735
Trident Resources Corp. (Canada), Private Placement (original cost $9,770,532; purchased 06/30/10)(a)(c)(d)	24,233	15,796,962
Ultra Petroleum Corp.(a)(b)	102,450	5,045,663
Whiting Petroleum Corp.(a)	281,947	20,709,007
Woodside Petroleum Ltd. (Australia)	269,430	13,042,464
Zodiac Exploration, Inc. (Canada)(a)	11,600,000	12,563,177

		693,106,175

Semiconductors & Semiconductor Equipment — 0.1%
Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	129,305	1,668,035

Transportation Infrastructure — 0.4%
LLX Logistica SA (Brazil)(a)	1,174,096	3,610,058
PortX Operacoes Portuarias SA (Brazil)(a)	1,174,096	2,761,479

		6,371,537

TOTAL COMMON STOCKS (cost $731,764,646)		1,416,342,988

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp., Private Placement (original cost $0; purchased 06/30/10)(a)(c)(d)	9,007	—	(e)(f)

WARRANTS — 0.1%
Metals & Mining
Crystallex International Corp. Warrant (Canada), Private Placement expiring 11/04/14 (original cost $0; purchased 11/04/09)(a)(c)(d)	221,350	—	(e)

Oil, Gas & Consumable Fuels — 0.1%
Zodiac Exploration, Inc. (Canada), Private Placement expiring 02/10/12 (original cost $0; purchased 08/08/08)(a)(c)(d)	8,000,000	925,013

TOTAL WARRANTS (cost $0)		925,013	(f)

TOTAL LONG-TERM INVESTMENTS (cost $731,764,646)		1,417,268,001

SHORT-TERM INVESTMENT — 9.2%

	Shares
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $132,164,075; includes $106,884,786 of cash collateral received for securities on loan)(g)(h)	132,164,075	132,164,075

TOTAL INVESTMENTS(i) — 107.7% (cost $863,928,721)		1,549,432,076
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(110,546,456)

NET ASSETS — 100.0%		$1,438,885,620

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,563,729; cash collateral of $106,884,786 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $9,770,532. The aggregate value of $16,721,975 is approximately 1.2% of net assets.
(e)	Less than $0.50.
(f)	Amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(i)	As of March 31, 2011, 4 securities representing $16,721,975 and 1.2% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,400,546,026	$—	$15,796,962
Rights	—	—	—	(a)
Warrants	—	—	925,013
Affiliated Money Market Mutual Fund	132,164,075	—	—

Total	$1,532,710,101	$—	$16,721,975

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants
Balance as of 12/31/10	$14,313,416	$—	(a)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	2,296,019	925,013
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(812,473)	—

Balance as of 03/31/11	$15,796,962	$925,013

(a)	Less than $0.50.
*	Of which $3,221,032 was included in Nets Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair value of Level 3 Common Stocks of $812,473 was transferred out of Level 3 at 3/31/11 as a result of the resumption of pricing available on a major exchange.

Small Capitalization Stock Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 96.9%
Aerospace & Defense — 3.0%
AAR Corp.(a)(b)	46,771	$ 1,296,492
Aerovironment, Inc.(b)	17,714	619,459
American Science & Engineering, Inc.	10,716	989,730
Ceradyne, Inc.(b)	29,305	1,321,069
Cubic Corp.	18,573	1,067,947
Curtiss-Wright Corp.	54,602	1,918,714
Esterline Technologies Corp.(b)	35,901	2,538,919
GenCorp, Inc.(b)	69,775	417,255
Moog, Inc. (Class A Stock)(b)	53,494	2,455,910
National Presto Industries, Inc.	6,199	698,503
Orbital Sciences Corp.(b)	68,640	1,298,669
Teledyne Technologies, Inc.(b)	43,196	2,233,665
Triumph Group, Inc.	19,443	1,719,733

		18,576,065

Air Freight & Logistics — 0.4%
Forward Air Corp.	34,356	1,052,324
HUB Group, Inc. (Class A Stock)(b)	44,170	1,598,513

		2,650,837

Airlines — 0.3%
Allegiant Travel Co. (Class A Stock)(a)	17,694	775,174
SkyWest, Inc.	63,460	1,073,743

		1,848,917

Auto Components — 0.3%
Drew Industries, Inc.	22,489	502,179
Spartan Motors, Inc.	38,883	266,737
Standard Motor Products, Inc.	22,799	315,310
Superior Industries International, Inc.	27,418	702,998

		1,787,224

Automobiles — 0.1%
Winnebago Industries(b)	34,131	456,332

Beverages — 0.2%
Boston Beer Co., Inc. (Class A Stock)(b)	10,825	1,002,612

Biotechnology — 1.2%
ArQule, Inc.(b)	51,901	371,611
Cubist Pharmaceuticals, Inc.(b)	69,969	1,766,018
Emergent Biosolutions, Inc.(b)	25,357	612,625
Regeneron Pharmaceuticals, Inc.(a)(b)	86,893	3,904,971
Savient Pharmaceuticals, Inc.(a)(b)	83,358	883,595

		7,538,820

Building Products — 1.1%
A.O. Smith Corp.	39,384	1,746,287
AAON, Inc.(a)	14,056	462,442
Apogee Enterprises, Inc.	32,938	434,452
Gibraltar Industries, Inc.(b)	35,768	426,712
Griffon Corp.(b)	54,829	719,905
NCI Building Systems, Inc.(b)	20,018	253,628
Quanex Building Products Corp.	44,188	867,411
Simpson Manufacturing Co., Inc.	47,183	1,390,011
Universal Forest Products, Inc.	22,764	834,301

		7,135,149
Capital Markets — 1.2%
Investment Technology Group, Inc.(b)	48,966	890,691
LaBranche & Co., Inc.(b)	42,186	165,791
optionsXpress Holdings, Inc.	50,091	917,166
Piper Jaffray Cos.(b)	17,165	711,146
Prospect Capital Corp.(a)	103,800	1,267,398
Stifel Financial Corp.(a)(b)	40,420	2,901,752
SWS Group, Inc.	34,226	207,752
TradeStation Group, Inc.(b)	46,804	328,564

		7,390,260

Chemicals — 2.1%
A. Schulman, Inc.	37,066	916,272

American Vanguard Corp.	25,048	217,417
Arch Chemicals, Inc.	29,660	1,233,559
Balchem Corp.	33,883	1,271,290
Calgon Carbon Corp.(b)	66,354	1,053,702
HB Fuller Co.	57,818	1,241,931
Koppers Holdings, Inc.	23,800	1,016,260
LSB Industries, Inc.(a)(b)	19,200	761,088
OM Group, Inc.(b)	36,356	1,328,448
PolyOne Corp.	110,702	1,573,075
Quaker Chemical Corp.	13,598	546,232
Stepan Co.	9,185	665,912
STR Holdings, Inc.(a)(b)	48,700	934,066
Zep, Inc.	25,707	447,559

		13,206,811

Commercial Banks — 5.4%
Bank of The Ozarks, Inc.	15,518	678,292
Boston Private Financial Holdings, Inc.	89,902	635,607
City Holding Co.	18,144	641,572
Columbia Banking System, Inc.	46,208	885,807
Community Bank System, Inc.	39,396	956,141
First Bancorp (Puerto Rico)(a)(b)	24,872	124,360
First Commonwealth Financial Corp.	111,110	761,103
First Financial Bancorp	68,303	1,139,977
First Financial Bankshares, Inc.(a)	24,693	1,268,479
First Midwest Bancorp, Inc.	87,740	1,034,455
Glacier Bancorp, Inc.(a)	84,673	1,274,329
Hancock Holding Co.(a)	40,592	1,333,041
Hanmi Financial Corp.(b)	177,084	219,584
Home Bancshares, Inc.	25,752	585,858
Independent Bank Corp.	25,006	675,412
Nara Bancorp, Inc.(b)	44,482	427,917
National Penn Bancshares, Inc.	144,276	1,116,696
NBT Bancorp, Inc.	40,710	927,781
Old National Bancorp	111,547	1,195,784
Pinnacle Financial Partners, Inc.(a)(b)	39,971	661,120
PrivateBancorp, Inc. (Class A Stock)	68,849	1,052,701
S&T Bancorp, Inc.(a)	29,273	631,419
Signature Bank(a)(b)	47,840	2,698,176
Simmons First National Corp. (Class A Stock)	20,378	552,040
Sterling Bancorp	36,154	361,902
Sterling Bancshares, Inc.	120,175	1,034,707
Susquehanna Bancshares, Inc.	153,009	1,430,634
Texas Capital Bancshares, Inc.(b)	43,700	1,135,763
Tompkins Financial Corp.	9,764	405,694
UMB Financial Corp.	35,372	1,321,321
Umpqua Holdings Corp.	134,870	1,542,913
United Bankshares, Inc.(a)	45,197	1,198,624
United Community Banks, Inc.(b)	111,435	264,101
Whitney Holding Corp.	113,747	1,549,234
Wilmington Trust Corp.	107,600	486,352
Wilshire Bancorp, Inc.(b)	22,713	111,294
Wintrust Financial Corp.	41,113	1,510,903

		33,831,093

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	56,103	1,424,455
Consolidated Graphics, Inc.(b)	11,757	642,285
G&K Services, Inc. (Class A Stock)	22,019	732,132
Geo Group, Inc. (The)(b)	75,873	1,945,384
Healthcare Services Group, Inc.	77,976	1,370,818
Interface, Inc. (Class A Stock)	75,702	1,399,730
Mobile Mini, Inc.(b)	43,297	1,039,994
Standard Register Co. (The)	14,832	49,242
Sykes Enterprises, Inc.(b)	48,170	952,321
Tetra Tech, Inc.(b)	73,388	1,811,950
Unifirst Corp.	17,330	918,663
United Stationers, Inc.	27,321	1,941,157
Viad Corp.	23,747	568,503

		14,796,634

Communications Equipment — 2.1%
Arris Group, Inc.(b)	142,911	1,820,686
Bel Fuse, Inc. (Class B Stock)	13,722	302,021
Black Box Corp.	20,893	734,389
Blue Coat Systems, Inc.(b)	51,250	1,443,200
Comtech Telecommunications Corp.	32,359	879,518
DG FastChannel, Inc.(b)	28,300	911,826
Digi International, Inc.(b)	29,664	313,252
EMS Technologies, Inc.(b)	17,933	352,473
Harmonic, Inc.(b)	116,624	1,093,933
NETGEAR, Inc.(b)	42,846	1,389,924
Network Equipment Technologies, Inc.(b)	35,297	133,070
Oplink Communications, Inc.(b)	23,400	456,066
PC-Tel, Inc.(b)	21,384	164,015
Symmetricom, Inc.(b)	50,847	311,692
Tekelec(b)	80,827	656,315
Tollgrade Communications, Inc.(b)	12,430	125,295
ViaSat, Inc.(a)(b)	49,015	1,952,758

		13,040,433

Computers & Peripherals — 0.8%
Avid Technology, Inc.(b)	34,147	761,478
Hutchinson Technology, Inc.(b)	27,226	76,777
Intermec, Inc.(b)	56,676	611,534
Intevac, Inc.(b)	26,644	331,185
Novatel Wireless, Inc.(b)	37,016	202,107
Stratasys, Inc.(a)(b)	24,898	1,170,206
Super Micro Computer, Inc.(b)	29,700	476,388
Synaptics, Inc.(a)(b)	39,879	1,077,531

		4,707,206

Construction & Engineering — 0.9%
Comfort Systems USA, Inc.	44,584	627,297
Dycom Industries, Inc.(b)	41,431	718,413
EMCOR Group, Inc.(b)	78,525	2,431,919
Insituform Technologies, Inc. (Class A Stock)(b)	46,437	1,242,190
Orion Marine Group, Inc.(b)	31,800	341,532

		5,361,351

Construction Materials — 0.6%
Eagle Materials, Inc.	52,072	1,575,699
Headwaters, Inc.(b)	71,468	421,661
Texas Industries, Inc.(a)	32,823	1,484,584

		3,481,944

Consumer Finance — 1.0%
Cash America International, Inc.	34,844	1,604,566
Ezcorp, Inc. (Class A Stock)(b)	58,811	1,846,077
First Cash Financial Services, Inc.(b)	36,925	1,425,305
World Acceptance Corp.(a)(b)	18,652	1,216,111

		6,092,059

Containers & Packaging — 0.1%
Myers Industries, Inc.	41,320	410,308

Distributors — 0.2%
Audiovox Corp. (Class A Stock)(b)	21,757	174,056
Pool Corp.	57,555	1,387,651

		1,561,707

Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)(b)	21,933	887,190
Capella Education Co.(a)(b)	19,186	955,271
Coinstar, Inc.(a)(b)	37,531	1,723,423
Corinthian Colleges, Inc.(a)(b)	99,500	439,790
Hillenbrand, Inc.	73,748	1,585,582
Pre-Paid Legal Services, Inc.(a)(b)	11,483	757,878
Universal Technical Institute, Inc.	24,706	480,532

		6,829,666

Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc. (Class A Stock)	49,600	788,144
Portfolio Recovery Associates, Inc.(b)	20,219	1,721,244

		2,509,388

Diversified Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.	10,700	397,933
Cbeyond, Inc.(a)(b)	36,137	421,719
Cincinnati Bell, Inc.(b)	234,000	627,120
General Communication, Inc. (Class A Stock)(b)	45,724	500,220
Neutral Tandem, Inc.(a)(b)	39,052	576,017

		2,523,009

Electric Utilities — 1.1%
ALLETE, Inc.(a)	36,697	1,430,082
Central Vermont Public Service Corp.	15,478	360,482
El Paso Electric Co.(b)	50,208	1,526,323
UIL Holdings Corp.	59,411	1,813,224
Unisource Energy Corp.	43,151	1,559,046

		6,689,157

Electrical Equipment — 1.2%
AZZ, Inc.	14,721	671,278
Belden, Inc.	55,612	2,088,231
Brady Corp. (Class A Stock)	62,022	2,213,565
Encore Wire Corp.	22,431	545,970
II-VI, Inc.(b)	30,131	1,499,017
Powell Industries, Inc.(b)	10,472	413,016
Vicor Corp.(a)	23,031	379,781

		7,810,858

Electronic Equipment, Instruments & Components — 4.0%
Agilysys, Inc.(b)	22,932	131,630
Anixter International, Inc.	33,464	2,338,799
Benchmark Electronics, Inc.(b)	72,010	1,366,030
Brightpoint, Inc.(b)	80,031	867,536
Checkpoint Systems, Inc.(b)	46,939	1,055,189
Cognex Corp.	48,540	1,371,255
CTS Corp.	40,364	435,931
Daktronics, Inc.	41,508	446,211
DTS, Inc.(b)	20,485	955,216
Electro Scientific Industries, Inc.(b)	28,141	488,528
FARO Technologies, Inc.(b)	19,084	763,360
Gerber Scientific, Inc.(b)	29,395	275,137
Insight Enterprises, Inc.(b)	54,535	928,731
Littelfuse, Inc.	26,625	1,520,287
LoJack Corp.(b)	21,420	100,460
Mercury Computer Systems, Inc.(b)	35,508	751,349
Methode Electronics, Inc.	43,466	525,069
MTS Systems Corp.	18,035	821,494
Newport Corp.(b)	43,508	775,748
OSI Systems, Inc.(b)	22,300	836,919
Park Electrochemical Corp.	24,344	785,094
Plexus Corp.(b)	47,720	1,673,063
Pulse Electronics Corp.	48,539	293,661
RadiSys Corp.(b)	28,435	246,247
Rofin-Sinar Technologies, Inc.(b)	33,600	1,327,200
Rogers Corp.(b)	18,731	844,019
Scansource, Inc.(a)(b)	31,633	1,201,738
SYNNEX Corp.(b)	28,250	924,622
TTM Technologies, Inc.(b)	50,789	922,328

		24,972,851

Energy Equipment & Services — 3.6%
Basic Energy Services, Inc.(b)	27,417	699,408
Bristow Group, Inc.(b)	42,755	2,022,311
CARBO Ceramics, Inc.(a)	22,368	3,156,572
Gulf Island Fabrication, Inc.	16,877	542,933
Hornbeck Offshore Services, Inc.(a)(b)	27,415	845,753
ION Geophysical Corp.(a)(b)	180,145	2,286,040
Lufkin Industries, Inc.	36,258	3,389,035
Matrix Service Co.(b)	30,973	430,525
Oil States International, Inc.(a)(b)	59,926	4,562,766
Pioneer Drilling Co.(b)	63,817	880,675
SEACOR Holdings, Inc.	25,271	2,336,557
Tetra Technologies, Inc.(b)	90,141	1,388,171

		22,540,746

Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	21,816	1,062,876
Casey’s General Stores, Inc.	44,665	1,741,935
Nash Finch Co.	14,332	543,756
Spartan Stores, Inc.	26,488	391,757
United Natural Foods, Inc.(a)(b)	56,793	2,545,462

		6,285,786

Food Products — 2.0%
B&G Foods, Inc. (Class A Stock)	56,400	1,058,628
Calavo Growers, Inc.(a)	14,190	310,052
Cal-Maine Foods, Inc.(a)	15,695	463,002
Darling International, Inc.(b)	137,420	2,112,145
Diamond Foods, Inc.(a)	25,857	1,442,821
Hain Celestial Group, Inc. (The)(a)(b)	50,615	1,633,852
J&J Snack Foods Corp.	16,818	791,623
Sanderson Farms, Inc.(a)	22,135	1,016,439
Seneca Foods Corp. (Class A Stock)(b)	10,800	322,596
Snyders-Lance, Inc.	55,516	1,101,993
TreeHouse Foods, Inc.(b)	41,765	2,375,176

		12,628,327

Gas Utilities — 1.8%
Laclede Group, Inc. (The)	26,414	1,006,373
New Jersey Resources Corp.	48,804	2,096,132
Northwest Natural Gas Co.	31,465	1,451,481
Piedmont Natural Gas Co., Inc.(a)	85,303	2,588,946
South Jersey Industries, Inc.	35,222	1,971,375
Southwest Gas Corp.	53,911	2,100,912

		11,215,219

Healthcare Equipment & Supplies — 3.3%
Abaxis, Inc.(a)(b)	26,512	764,606
Align Technology, Inc.(a)(b)	80,557	1,649,807
American Medical Systems Holdings, Inc.(a)(b)	90,482	1,958,031
Analogic Corp.	15,133	855,771
Cantel Medical Corp.	15,050	387,538
CONMED Corp.(b)	33,249	873,784
CryoLife, Inc.(b)	32,453	197,963
Cyberonics, Inc.(b)	28,697	912,852
Greatbatch, Inc.(b)	27,444	726,168
Haemonetics Corp.(a)(b)	29,997	1,966,003
ICU Medical, Inc.(b)	13,992	612,570
Integra LifeSciences Holdings Corp.(a)(b)	24,302	1,152,401
Invacare Corp.	38,202	1,188,846
Kensey Nash Corp.(b)	10,031	249,872
Meridian Bioscience, Inc.(a)	48,275	1,158,117
Merit Medical Systems, Inc.(b)	33,259	652,542
Natus Medical, Inc.(b)	33,925	569,940
Neogen Corp.(b)	27,280	1,128,846
Palomar Medical Technologies, Inc.(b)	22,177	329,328
SurModics, Inc.(b)	20,552	256,900
Symmetry Medical, Inc.(b)	42,077	412,355
West Pharmaceutical Services, Inc.	39,317	1,760,222
Zoll Medical Corp.(a)(b)	25,495	1,142,431

		20,906,893

Healthcare Providers & Services — 5.3%
Air Methods Corp.(b)	13,172	885,817
Almost Family, Inc.(a)(b)	9,852	370,829
Amedisys, Inc.(a)(b)	34,759	1,216,565
AMERIGROUP Corp.(a)(b)	58,337	3,748,152
AMN Healthcare Services, Inc.(b)	45,799	396,619
AmSurg Corp. (Class A Stock)(b)	36,874	938,075
Bio-Reference Labs, Inc.(a)(b)	28,870	647,843
Catalyst Health Solutions, Inc.(b)	46,166	2,582,064
Centene Corp.(b)	58,508	1,929,594
Chemed Corp.	24,911	1,659,322
Corvel Corp.(b)	7,745	411,879
Cross Country Healthcare, Inc.(b)	36,363	284,722
Ensign Group, Inc. (The)	15,500	494,915
Gentiva Health Services, Inc.(b)	35,192	986,432

Hanger Orthopedic Group, Inc.(b)	39,109	1,018,007
Healthspring, Inc.(b)	76,920	2,874,500
Healthways, Inc.(b)	39,986	614,585
HMS Holdings Corp.(b)	32,817	2,686,072
IPC The Hospitalist Co., Inc.(b)	19,205	872,099
Landauer, Inc.	11,068	680,903
LCA-Vision, Inc.(b)	21,917	147,940
LHC Group, Inc.(b)	18,498	554,940
Magellan Health Services, Inc.(b)	38,941	1,911,224
Medcath Corp.(b)	23,904	333,461
Molina Healthcare, Inc.(b)	20,115	804,600
MWI Veterinary Supply, Inc.(a)(b)	14,756	1,190,514
PharMerica Corp.(b)	34,395	393,479
PSS World Medical, Inc.(a)(b)	65,191	1,769,936
RehabCare Group, Inc.(b)	29,322	1,081,102

		33,486,190

Healthcare Technology — 0.5%
Computer Programs & Systems, Inc.	12,936	831,526
Omnicell, Inc.(b)	38,722	590,123
Quality Systems, Inc.	22,567	1,880,734

		3,302,383

Hotels, Restaurants & Leisure — 2.8%
Biglari Holdings, Inc.(b)	1,696	718,341
BJ’s Restaurants, Inc.(a)(b)	26,872	1,056,876
Buffalo Wild Wings, Inc.(b)	21,465	1,168,340
California Pizza Kitchen, Inc.(b)	28,844	486,887
CEC Entertainment, Inc.	23,907	902,011
Cracker Barrel Old Country Store, Inc.	27,278	1,340,441
DineEquity, Inc.(a)(b)	18,505	1,017,405
Interval Leisure Group, Inc.(b)	47,736	780,484
Jack In The Box, Inc.(a)(b)	59,817	1,356,649
Marcus Corp.	25,358	276,402
Monarch Casino & Resort, Inc.(b)	13,231	137,602
Multimedia Games Holding Co., Inc.(b)	31,699	181,635
O’Charleys, Inc.(b)	22,115	132,026
Papa John’s International, Inc.(b)	23,615	747,887
Peet’s Coffee & Tea, Inc.(a)(b)	15,394	740,297
PF Chang’s China Bistro, Inc.(a)	26,914	1,243,158
Pinnacle Entertainment, Inc.(b)	72,813	991,713
Red Robin Gourmet Burgers, Inc.(b)	18,363	493,965
Ruby Tuesday, Inc.(a)(b)	76,484	1,002,705
Ruth’s Hospitality Group, Inc.(b)	36,148	186,524
Shuffle Master, Inc.(b)	63,559	678,810
Sonic Corp.(a)(b)	72,514	656,252
Texas Roadhouse, Inc. (Class A Stock)	69,030	1,172,820

		17,469,230

Household Durables — 0.8%
Blyth, Inc.	6,383	207,384
Ethan Allen Interiors, Inc.	33,799	740,198
Helen of Troy Ltd.(b)	36,210	1,064,574
Kid Brands, Inc.(b)	25,201	185,227
La-Z-Boy, Inc.(b)	61,001	582,560
M/I Homes, Inc.(b)	21,870	327,831
Meritage Homes Corp.(b)	37,997	916,868
Skyline Corp.	8,012	160,641
Standard Pacific Corp.(a)(b)	116,022	432,762
Universal Electronics, Inc.(b)	17,454	515,940

		5,133,985

Household Products — 0.2%
Central Garden and Pet Co. (Class A Stock)(b)	61,888	569,989
WD-40 Co.	20,109	851,415

		1,421,404

Industrial Conglomerates — 0.2%
Standex International Corp.	14,770	559,635
Tredegar Corp.	27,035	583,416

		1,143,051

Insurance — 2.4%
AMERISAFE, Inc.(b)	21,414	473,464

Delphi Financial Group, Inc. (Class A Stock)	64,196	1,971,459
eHealth, Inc.(b)	25,991	345,680
Employers Holdings, Inc.	45,315	936,208
Horace Mann Educators Corp.	46,800	786,240
Infinity Property & Casualty Corp.	14,589	867,900
Meadowbrook Insurance Group, Inc.	62,600	647,910
National Financial Partners Corp.(a)(b)	51,254	755,996
Navigators Group, Inc. (The)(b)	14,718	757,977
Presidential Life Corp.	24,895	237,249
ProAssurance Corp.(b)	35,933	2,277,074
RLI Corp.	19,605	1,130,228
Safety Insurance Group, Inc.	17,760	818,914
Selective Insurance Group, Inc.	63,507	1,098,671
Stewart Information Services Corp.	22,302	233,725
Tower Group, Inc.	48,861	1,174,130
United Fire & Casualty Co.	24,961	504,462

		15,017,287

Internet & Catalog Retail — 0.5%
Blue Nile, Inc.(a)(b)	17,180	927,548
HSN, Inc.(b)	45,765	1,465,853
NutriSystem, Inc.(a)	31,528	456,841
PetMed Express, Inc.(a)	26,381	418,403

		3,268,645

Internet Software & Services — 1.2%
comScore, Inc.(b)	29,977	884,621
DealerTrack Holdings, Inc.(a)(b)	48,083	1,103,986
Infospace, Inc.(b)	42,312	366,422
j2 Global Communications, Inc.(a)(b)	54,078	1,595,842
Knot, Inc. (The)(b)	37,195	448,200
Liquidity Services, Inc.(b)	20,500	366,130
LogMeIn, Inc.(b)	19,500	822,120
Perficient, Inc.(b)	34,814	418,116
RightNow Technologies, Inc.(b)	28,000	876,400
Stamps.com, Inc.	13,920	185,832
United Online, Inc.	103,630	653,387

		7,721,056

IT Services — 1.8%
CACI International, Inc. (Class A Stock)(b)	35,844	2,197,954
Cardtronics, Inc.(b)	35,900	730,565
Ciber, Inc.(b)	83,523	559,604
CSG Systems International, Inc.(b)	40,824	814,031
Forrester Research, Inc.	17,162	657,133
Heartland Payment Systems, Inc.	45,211	792,549
iGATE Corp.(a)	34,500	647,565
Integral Systems, Inc.(b)	20,626	251,018
MAXIMUS, Inc.	20,268	1,645,153
NCI, Inc. (Class A Stock)(b)	9,300	226,641
StarTek, Inc.(b)	13,965	70,384
TeleTech Holdings, Inc.(b)	32,867	636,962
Wright Express Corp.(b)	45,276	2,347,108

		11,576,667

Leisure Equipment & Products — 0.8%
Arctic Cat, Inc.(b)	14,257	221,696
Brunswick Corp.(a)	104,729	2,663,258
Callaway Golf Co.	75,680	516,138
Jakks Pacific, Inc.(a)(b)	31,815	615,620
RC2 Corp.(b)	25,546	717,843
Sturm Ruger & Co., Inc.	22,027	505,960

		5,240,515

Life Sciences Tools & Services — 0.9%
Affymetrix, Inc.(a)(b)	83,000	432,430
Cambrex Corp.(b)	34,432	189,376
Dionex Corp.(b)	20,736	2,447,885
Enzo Biochem, Inc.(b)	39,257	164,487
eResearchTechnology, Inc.(b)	50,583	342,447
Kendle International, Inc.(b)	17,419	186,557
Parexel International Corp.(a)(b)	68,957	1,717,029

		5,480,211

Machinery — 4.0%
Actuant Corp. (Class A Stock)	80,664	2,339,256
Albany International Corp. (Class A Stock)	32,704	814,330
Astec Industries, Inc.(b)	23,510	876,688
Badger Meter, Inc.	17,707	729,705
Barnes Group, Inc.(a)	53,116	1,109,062
Briggs & Stratton Corp.	59,246	1,341,922
Cascade Corp.	10,893	485,610
CIRCOR International, Inc.	20,188	949,240
CLARCOR, Inc.	59,332	2,665,787
EnPro Industries, Inc.(b)	24,278	881,777
ESCO Technologies, Inc.	31,321	1,194,896
Federal Signal Corp.	72,900	474,579
John Bean Technologies Corp.	33,747	648,955
Kaydon Corp.	38,667	1,515,360
Lindsay Corp.(a)	14,779	1,167,836
Lydall, Inc.(b)	20,056	178,298
Mueller Industries, Inc.	44,549	1,631,384
Robbins & Myers, Inc.	53,497	2,460,327
Toro Co. (The)	36,583	2,422,526
Watts Water Technologies, Inc. (Class A Stock)	34,521	1,318,357

		25,205,895

Media — 0.6%
Arbitron, Inc.	31,861	1,275,396
E.W. Scripps Co. (Class A Stock)(b)	36,301	359,380
Live Nation Entertainment, Inc.(a)(b)	183,976	1,839,760

		3,474,536

Metals & Mining — 1.0%
A.M. Castle & Co.(b)	19,683	371,615
AMCOL International Corp.(a)	29,891	1,075,478
Century Aluminum Co.(b)	66,563	1,243,397
Kaiser Aluminum Corp.	17,400	856,950
Materion Corp.(b)	23,978	978,302
Olympic Steel, Inc.	10,838	355,595
RTI International Metals, Inc.(a)(b)	35,511	1,106,168

		5,987,505

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	46,066	613,599
Tuesday Morning Corp.(b)	42,832	209,877

		823,476

Multi-Utilities — 0.6%
Avista Corp.	67,403	1,559,031
CH Energy Group, Inc.	18,485	934,232
NorthWestern Corp.	42,700	1,293,810

		3,787,073

Oil, Gas & Consumable Fuels — 2.7%
Contango Oil & Gas Co.(b)	15,200	961,248
Georesources, Inc.(b)	21,400	669,178
Gulfport Energy Corp.(b)	43,800	1,583,370
Holly Corp.	52,066	3,163,530
Penn Virginia Corp.	53,698	910,718
Petroleum Development Corp.(a)(b)	27,626	1,326,324
Petroquest Energy, Inc.(b)	65,445	612,565
Stone Energy Corp.(a)(b)	57,694	1,925,249
Swift Energy Co.(b)	49,544	2,114,538
World Fuel Services Corp.	81,947	3,327,868

		16,594,588

Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	45,542	1,240,109
Clearwater Paper Corp.(b)	13,590	1,106,226
Deltic Timber Corp.	12,691	848,266
KapStone Paper And Packaging Corp.(b)	45,000	772,650
Neenah Paper, Inc.	17,478	383,991
Schweitzer-Mauduit International, Inc.	20,388	1,031,837
Wausau Paper Corp.	57,867	442,104

		5,825,183

Personal Products — 0.2%
Medifast, Inc.(b)	15,700	310,075
Prestige Brands Holdings, Inc.(b)	59,100	679,650

		989,725

Pharmaceuticals — 1.1%
Hi-Tech Pharmacal Co., Inc.(b)	12,000	241,560
Par Pharmaceutical Cos., Inc.(b)	42,243	1,312,912
Questcor Pharmaceuticals, Inc.(a)(b)	73,500	1,059,135
Salix Pharmaceuticals Ltd.(a)(b)	68,483	2,398,960
ViroPharma, Inc.(b)	92,037	1,831,536

		6,844,103

Professional Services — 1.0%
CDI Corp.	15,188	224,631
Dolan Co. (The)(b)	35,800	434,612
Exponent, Inc.(b)	16,540	737,849
Heidrick & Struggles International, Inc.	20,614	573,688
Insperity, Inc.	26,479	804,432
Kelly Services, Inc. (Class A Stock)(b)	33,239	721,619
Navigant Consulting, Inc.(b)	60,700	606,393
On Assignment, Inc.(b)	42,786	404,756
School Specialty, Inc.(a)(b)	18,797	268,797
SFN Group, Inc.(b)	60,105	846,879
TrueBlue, Inc.(b)	51,918	871,703

		6,495,359

Real Estate Investment Trusts — 7.4%
Acadia Realty Trust	47,505	898,795
BioMed Realty Trust, Inc.	154,611	2,940,701
Cedar Shopping Centers, Inc.	55,066	332,048
Colonial Properties Trust	95,239	1,833,351
DiamondRock Hospitality Co.	196,570	2,195,687
EastGroup Properties, Inc.(a)	31,763	1,396,619
Entertainment Properties Trust(a)	54,770	2,564,331
Extra Space Storage, Inc.	103,608	2,145,722
Franklin Street Properties Corp.(a)	83,402	1,173,466
Getty Realty Corp.	29,500	674,960
Healthcare Realty Trust, Inc.(a)	79,100	1,795,570
Home Properties, Inc.(a)	44,779	2,639,722
Inland Real Estate Corp.(a)	90,035	858,934
Kilroy Realty Corp.(a)	61,698	2,395,733
Kite Realty Group Trust	74,591	396,078
LaSalle Hotel Properties	89,172	2,407,644
Lexington Realty Trust(a)	148,716	1,390,495
LTC Properties, Inc.	35,126	995,471
Medical Properties Trust, Inc.	131,366	1,519,905
Mid-America Apartment Communities, Inc.	42,116	2,703,847
National Retail Properties, Inc.(a)	98,668	2,578,195
Parkway Properties, Inc.	25,748	437,716
Pennsylvania Real Estate Investment Trust(a)	65,222	930,718
Post Properties, Inc.	57,961	2,274,969
PS Business Parks, Inc.	22,102	1,280,590
Saul Centers, Inc.	13,700	610,335
Sovran Self Storage, Inc.	32,597	1,289,211
Tanger Factory Outlet Centers	95,684	2,510,748
Universal Health Realty Income Trust	15,000	607,950
Urstadt Biddle Properties, Inc. (Class A Stock)	27,350	520,197

		46,299,708

Real Estate Management & Development — 0.1%
Forestar Group, Inc.(b)	41,756	794,199

Road & Rail — 0.8%
Arkansas Best Corp.	29,895	774,878
Heartland Express, Inc.	59,648	1,047,419
Knight Transportation, Inc.	72,988	1,405,019
Old Dominion Freight Line, Inc.(b)	49,433	1,734,604

		4,961,920

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc.(b)	45,497	743,876

ATMI, Inc.(b)	37,206	702,449
Brooks Automation, Inc.(b)	77,005	1,057,279
Cabot Microelectronics Corp.(b)	27,411	1,432,225
Ceva, Inc.(b)	25,900	692,307
Cohu, Inc.	28,197	433,106
Cymer, Inc.(b)	35,570	2,012,551
Diodes, Inc.(b)	42,770	1,456,746
DSP Group, Inc.(b)	27,328	210,426
Exar Corp.(b)	52,323	314,984
FEI Co.(b)	45,412	1,531,293
Hittite Microwave Corp.(b)	29,506	1,881,598
Kopin Corp.(b)	75,996	348,822
Kulicke & Soffa Industries, Inc.(b)	84,032	785,699
Micrel, Inc.	59,102	796,695
Microsemi Corp.(b)	100,919	2,090,032
MKS Instruments, Inc.	60,885	2,027,471
Monolithic Power Systems, Inc.(b)	41,500	588,885
Pericom Semiconductor Corp.(b)	29,360	304,463
Power Integrations, Inc.	33,900	1,299,387
Rudolph Technologies, Inc.(b)	36,994	404,714
Sigma Designs, Inc.(b)	32,358	419,036
Standard Microsystems Corp.(b)	26,976	665,228
Supertex, Inc.(b)	15,272	340,260
Tessera Technologies, Inc.(b)	60,077	1,097,006
TriQuint Semiconductor, Inc.(b)	191,576	2,473,246
Ultratech, Inc.(b)	29,511	867,623
Veeco Instruments, Inc.(a)(b)	47,842	2,432,287
Volterra Semiconductor Corp.(b)	28,700	712,621

		30,122,315

Software — 3.6%
Blackbaud, Inc.	52,383	1,426,913
Bottomline Technologies, Inc.(b)	39,100	982,974
CommVault Systems, Inc.(b)	51,342	2,047,519
Ebix, Inc.(a)(b)	45,257	1,070,328
Epicor Software Corp.(b)	54,374	601,920
EPIQ Systems, Inc.	36,817	528,692
Interactive Intelligence, Inc.(b)	15,779	610,805
JDA Software Group, Inc.(b)	49,689	1,503,589
Manhattan Associates, Inc.(b)	25,693	840,675
MicroStrategy, Inc. (Class A Stock)(b)	9,750	1,311,180
Netscout Systems, Inc.(b)	41,295	1,128,179
Progress Software Corp.(b)	79,047	2,299,477
Radiant Systems, Inc.(b)	39,455	698,354
Smith Micro Software, Inc.(b)	35,962	336,604
Sourcefire, Inc.(b)	33,000	907,830
Synchronoss Technologies, Inc.(b)	29,600	1,028,600
Take-Two Interactive Software, Inc.(b)	100,712	1,547,944
Taleo Corp. (Class A Stock)(b)	48,071	1,713,731
THQ, Inc.(b)	79,682	363,350
Tyler Technologies, Inc.(b)	29,327	695,343
Websense, Inc.(a)(b)	47,870	1,099,574

		22,743,581

Specialty Retail — 3.7%
Big 5 Sporting Goods Corp.	25,537	304,401
Brown Shoe Co., Inc.	51,634	630,968
Buckle, Inc. (The)(a)	30,859	1,246,704
Cabela’s, Inc.(a)(b)	47,492	1,187,775
Cato Corp. (The) (Class A Stock)	34,703	850,224
Childrens Place Retail Stores, Inc. (The)(b)	30,665	1,528,037
Christopher & Banks Corp.	41,678	270,073
Coldwater Creek, Inc.(b)	70,300	185,592
Finish Line, Inc. (The) (Class A Stock)	62,846	1,247,493
Genesco, Inc.(b)	27,822	1,118,444
Group 1 Automotive, Inc.(a)	28,064	1,201,139
Haverty Furniture Cos., Inc.	21,741	288,286
Hibbett Sports, Inc.(b)	32,896	1,178,006
Hot Topic, Inc.	52,203	297,557
Jos. A. Bank Clothiers, Inc.(a)(b)	32,531	1,655,177
Kirkland’s, Inc.(b)	18,400	284,096

Lithia Motors, Inc. (Class A Stock)	25,730	375,143
Lumber Liquidators Holdings, Inc.(a)(b)	27,622	690,274
MarineMax, Inc.(b)	27,042	266,634
Men’s Wearhouse, Inc. (The)	62,167	1,682,239
Midas, Inc.(b)	16,612	127,414
Monro Muffler Brake, Inc.	35,772	1,179,761
OfficeMax, Inc.(b)	100,099	1,295,281
Pep Boys-Manny Moe & Jack	61,826	785,808
Sonic Automotive, Inc. (Class A Stock)(a)	41,647	583,475
Stage Stores, Inc.	43,179	829,900
Stein Mart, Inc.	31,683	320,315
Vitamin Shoppe, Inc.(b)	30,100	1,018,283
Zale Corp.(b)	27,062	107,977
Zumiez, Inc.(a)(b)	24,550	648,857

		23,385,333

Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc.(b)	67,915	1,944,406
CROCS, Inc.(b)	104,443	1,863,263
Iconix Brand Group, Inc.(b)	85,731	1,841,502
K-Swiss, Inc. (Class A Stock)(b)	32,078	361,519
Liz Claiborne, Inc.(a)(b)	111,266	599,724
Maidenform Brands, Inc.(b)	27,521	786,275
Movado Group, Inc.(b)	20,317	298,254
Oxford Industries, Inc.	16,416	561,263
Perry Ellis International, Inc.(b)	14,679	403,966
Quiksilver, Inc.(b)	153,093	676,671
Skechers U.S.A., Inc. (Class A Stock)(a)(b)	40,276	827,269
Steven Madden Ltd.(b)	27,400	1,285,882
True Religion Apparel, Inc.(b)	29,864	700,908
Volcom, Inc.	19,995	370,507
Wolverine World Wide, Inc.	58,477	2,180,023

		14,701,432

Thrifts & Mortgage Finance — 0.5%
Bank Mutual Corp.	53,535	226,453
Brookline Bancorp, Inc.	69,532	732,172
Dime Community Bancshares, Inc.	32,481	479,420
Provident Financial Services, Inc.	60,600	896,880
Trustco Bank Corp. NY	90,895	539,007

		2,873,932

Tobacco — 0.1%
Alliance One International, Inc.(b)	102,538	412,203

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	44,528	1,481,001
Kaman Corp.	30,722	1,081,415
Lawson Products, Inc.	4,724	108,841

		2,671,257

Water Utilities — 0.1%
American States Water Co.	21,976	788,059

Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	34,742	639,600
USA Mobility, Inc.	25,880	375,001

		1,014,601

TOTAL COMMON STOCKS (cost $458,622,437)		606,844,269

EXCHANGE TRADED FUND — 0.5%
iShares S&P SmallCap 600 Index Fund(a) (cost $2,522,628)	43,700	3,215,009

TOTAL LONG-TERM INVESTMENTS (cost $461,145,065)		610,059,278

SHORT-TERM INVESTMENTS — 19.5%

	Principal Amount (000)
U.S. Government Obligation — 0.2%
U.S. Treasury Bill, 0.130%, 09/15/2011 (cost $1,299,216)(e)(f)	$ 1,300	$ 1,299,035

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 19.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $120,968,097; includes $106,276,228 of cash collateral received for securities on loan)(c)(d)	120,968,097	120,968,097

TOTAL SHORT-TERM INVESTMENTS (cost $122,267,313)		122,267,132

TOTAL INVESTMENTS — 116.9% (cost $583,412,378)		732,326,410
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (16.9)%		(105,978,472)

NET ASSETS — 100.0%		$ 626,347,938

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $103,911,121; cash collateral of $106,276,228 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Liabilities in excess of other assets include net unrealized appreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation(1)
	Long Position:
195	Russell 2000 Mini	Jun. 2011	$15,463,786	$16,413,150	$949,364

(1)	Amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$606,844,269	$—	$—
Exchange Traded Fund	3,215,009	—	—
U.S. Government Obligation	—	1,299,035	—
Affiliated Money Market Mutual Fund	120,968,097	—	—

	731,027,375	1,299,035	—
Other Financial Instruments*
Futures	949,364	—	—

Total	$731,976,739	$1,299,035	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SP Growth Asset Allocation Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS —
Advanced Series Trust —
AST Global Real Estate Portfolio	987,617	$8,207,099
AST Large-Cap Value Portfolio	18,128,926	250,541,757
AST Marsico Capital Growth Portfolio	6,330,880	129,023,336
AST PIMCO Total Return Bond Portfolio	6,404,806	78,715,064
AST Small-Cap Growth Portfolio	1,111,174	24,468,053
AST Western Asset Core Plus Bond Portfolio	3,207,617	34,032,812
The Prudential Series Fund —
High Yield Bond Portfolio	1,588,595	8,165,379
Jennison Portfolio (Class I)	5,280,247	128,415,597
Money Market Portfolio	6,454	64,536
Natural Resources Portfolio (Class I)	169,254	8,621,783
SP International Growth Portfolio (Class I)	11,773,862	61,930,514
SP International Value Portfolio	8,571,948	61,546,589
SP Small Cap Value Portfolio	1,840,963	24,374,350

TOTAL LONG-TERM INVESTMENTS (cost $697,668,340)		818,106,869

SHORT-TERM INVESTMENT — 0.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,523,211)	3,523,211	3,523,211

TOTAL INVESTMENTS — 100.0% (cost $701,191,551)(a)		821,630,080
LIABILITIES IN EXCESS OF OTHER ASSETS		(114,699)

NET ASSETS — 100.0%		$821,515,381

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$818,106,869	$—	$—
Affiliated Money Market Mutual Fund	3,523,211	—	—

Total	$821,630,080	$—	$—

SP International Growth Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Argentina — 0.8%
MercadoLibre, Inc.	16,742	$ 1,366,649

Austria — 0.3%
Andritz AG	4,865	453,599

Belgium — 1.2%
Anheuser-Busch InBev NV	36,273	2,066,258

Bermuda — 0.4%
Credicorp Ltd.	6,320	663,158

Brazil — 5.1%
Anhanguera Educacional Participacoes SA	30,200	731,762
BR Malls Participacoes SA	262,400	2,704,923
CCR SA	11,100	324,097
OGX Petroleo e Gas Participacoes SA*	417,600	5,005,624

		8,766,406

Canada — 4.8%
Alimentation Couche Tard, Inc. (Class B Stock)	15,255	401,083
Brookfield Asset Management, Inc. (Class A Stock)	37,244	1,208,940
Canadian National Railway Co. (NYSE)	33,738	2,539,459
Canadian National Railway Co. (TSX)	11,500	867,690
Pacific Rubiales Energy Corp.	55,436	1,538,142
Petrominerales Ltd.	4,858	184,098
Teck Resources Ltd. (Class B Stock)	21,855	1,158,461
Tim Hortons, Inc.	6,538	296,520

		8,194,393

Cayman Islands — 1.6%
Baidu, Inc., ADR*	8,218	1,132,523
SINA Corp.*(a)	9,689	1,037,111
Youku.com, Inc., ADR*(a)	12,991	617,202

		2,786,836

Chile — 0.4%
Banco Santander Chile SA, ADR	7,097	615,665

China — 2.1%
China Vanke Co. Ltd. (Class B Stock)	237,948	312,021
Dongfeng Motor Group Co. Ltd. (Class H Stock)	266,000	452,763
Great Wall Motor Co. Ltd. (Class H Stock)	226,250	418,263
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,020,705	1,678,173
Shanghai Electric Group Co. Ltd. (Class H Stock)	604,000	302,056
Weichai Power Co. Ltd. (Class H Stock)	76,000	461,654

		3,624,930

Denmark — 3.0%
Coloplast A/S (Class B Stock)	4,159	602,364
Novo Nordisk A/S (Class B Stock)	19,609	2,463,611
Novozymes A/S (Class B Stock)	6,747	1,032,979
Pandora A/S*	19,857	1,013,382

		5,112,336

Finland — 0.7%
Kone Oyj (Class B Stock)	11,528	663,299
UPM-Kymmene Oyj*	24,706	522,396

		1,185,695

France — 8.9%
Accor SA	34,191	1,536,274
Air Liquide SA	3,301	438,624
BNP Paribas	42,376	3,099,438
Cie de Saint-Gobain	9,971	610,523
EDF Energies Nouvelles SA	8,057	424,762
L’Oreal SA	9,506	1,107,385
Pernod-Ricard SA	11,480	1,072,152
Publicis Groupe SA	27,585	1,547,116
Schneider Electric SA	22,966	3,925,200
Veolia Environnement SA	25,907	805,532
Vinci SA	11,758	734,771

		15,301,777

Germany — 7.0%
Adidas AG	15,774	993,783
BASF SE	50,668	4,382,342
Bayer AG	9,308	720,769
Lanxess AG	3,384	253,121
SAP AG	23,681	1,449,816
Siemens AG	15,546	2,130,685
ThyssenKrupp AG	49,533	2,023,804

		11,954,320

Hong Kong — 4.5%
China Overseas Land & Investment Ltd.	212,000	431,165
CNOOC Ltd.	910,800	2,294,988
Hang Lung Properties Ltd.	337,000	1,475,191
Hong Kong Exchanges and Clearing Ltd.	4,900	106,460
Li & Fung Ltd.	672,000	3,442,698

		7,750,502

India — 1.4%
ICICI Bank Ltd., ADR	47,521	2,367,971

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	1,032,000	681,482
Indofood Sukses Makmur Tbk PT	712,500	441,860
Kalbe Farma Tbk PT	674,500	263,371
Perusahaan Gas Negara PT	689,000	308,596

		1,695,309

Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	8,447	431,219
Israel Chemicals Ltd.	25,416	418,458
Teva Pharmaceutical Industries Ltd., ADR	11,019	552,823

		1,402,500

Italy — 0.6%
Saipem SpA	18,992	1,009,594

Japan — 16.8%
Canon, Inc.	34,400	1,497,091
Daikin Industries Ltd.	18,300	548,032
Daito Trust Construction Co. Ltd.	2,500	172,217
Dena Co. Ltd.	43,500	1,571,502
Denso Corp.	23,100	766,482
FamilyMart Co. Ltd.	35,100	1,318,676
Fanuc Corp.	15,900	2,406,600
Fast Retailing Co. Ltd.	2,000	250,301
Honda Motor Co. Ltd.	67,900	2,550,944
Inpex Corp.	70	531,017
Komatsu Ltd.	96,500	3,277,380
Marubeni Corp.	267,000	1,922,734
Mitsubishi Corp.	13,200	366,420
Mitsubishi Electric Corp.	58,000	684,732
Mitsubishi Estate Co. Ltd.	18,000	304,472
Murata Manufacturing Co. Ltd.	10,200	734,528
Nitori Holdings Co. Ltd.	4,800	421,832
Nitto Denko Corp.	6,100	323,407
ORIX Corp.	3,100	290,322
Softbank Corp.	39,200	1,564,607
Sony Financial Holdings, Inc.	35,000	694,277
Sumitomo Mitsui Financial Group, Inc.	46,400	1,442,539
Sumitomo Realty & Development Co. Ltd.	78,000	1,560,375
Toshiba Corp.	302,000	1,477,687
Yahoo! Japan Corp.	2,553	913,408
Yamada Denki Co. Ltd.	17,630	1,189,039

		28,780,621

Luxembourg — 1.0%
Millicom International Cellular SA(a)	17,832	1,714,903

Mexico — 0.6%
America Movil SAB de CV (Class L Stock), ADR	17,234	1,001,295

Netherlands — 3.7%
ASML Holding NV*	58,398	2,573,875
LyondellBasell Industries NV (Class A Stock)*	49,916	1,974,178
Sensata Technologies Holding NV*	51,275	1,780,781

		6,328,834

Singapore — 1.2%
CapitaMalls Asia Ltd.	253,000	357,271
Jardine Cycle & Carriage Ltd.	28,000	813,011
Keppel Corp. Ltd.	47,000	458,627
Noble Group Ltd.	284,000	482,158

		2,111,067

South Africa — 0.5%
Sasol Ltd.	7,502	434,140
Truworths International Ltd.	46,600	485,632

		919,772

South Korea — 1.7%
Honam Petrochemical Corp.	1,071	378,333
Hyundai Motor Co.	4,954	916,780
Samsung Electronics Co. Ltd.	1,885	1,601,550

		2,896,663

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	87,422	1,060,656
Banco Santander SA	49,955	579,960
Criteria Caixacorp SA	143,910	1,015,051
Industria de Diseno Textil SA	32,024	2,569,653
Prosegur Cia de Seguridad SA	4,693	279,337

		5,504,657

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	24,555	652,788
Elekta AB (Class B Stock)	5,291	211,576
Hexagon AB (Class B Stock)	16,445	392,633
SKF AB (Class B Stock)	12,650	368,363

		1,625,360

Switzerland — 4.9%
ABB Ltd.*	28,721	689,804
Julius Baer Group Ltd.	34,610	1,501,965
Nestle SA	18,345	1,051,567
Sika AG	105	252,869
Swatch Group AG (The)	7,296	3,225,809
Syngenta AG	1,891	614,549
Zurich Financial Services AG	3,755	1,051,073

		8,387,636

Taiwan — 0.6%
Hon Hai Precision Industry Co. Ltd.	150,000	525,394
HTC Corp.	13,000	508,391

		1,033,785

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	131,732	615,981

United Kingdom — 14.1%
Admiral Group PLC	10,073	251,114
Aggreko PLC	12,324	311,580
AMEC PLC	28,568	546,741
Amlin PLC	55,138	337,625
Antofagasta PLC	17,466	381,340
ARM Holdings PLC	122,972	1,134,319
AstraZeneca PLC	15,291	702,293
Barclays PLC	561,669	2,500,822
BG Group PLC	25,691	639,225
BHP Billiton PLC	36,434	1,437,815
Centrica PLC	187,671	979,360
Diageo PLC	5,185	98,566
J Sainsbury PLC	100,157	538,736
Johnson Matthey PLC	18,578	554,336
NEXT PLC	12,044	382,558
Petrofac Ltd.	24,655	588,926
Prudential PLC	85,096	964,456
Reckitt Benckiser Group PLC	27,016	1,387,725
Rolls-Royce Group PLC*	185,678	1,843,793
Standard Chartered PLC	67,232	1,744,002
Tesco PLC	246,642	1,507,485
Tullow Oil PLC	67,816	1,575,295
Vodafone Group PLC	450,143	1,274,548
Wood Group (John) PLC	31,301	320,110
WPP PLC	47,578	586,558
Xstrata PLC	67,399	1,575,339

		24,164,667

United States — 1.5%
Citigroup, Inc.*	570,889	2,523,329

TOTAL LONG-TERM INVESTMENTS (cost $135,085,493)		163,926,468

SHORT-TERM INVESTMENT — 5.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $9,538,918; includes $3,795,728 of cash collateral for securities on loan)(b)(w)	9,538,918	9,538,918

TOTAL INVESTMENTS — 101.3% (cost $144,624,411)		173,465,386
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.3)%		(2,240,449)

NET ASSETS — 100.0%		$171,224,937

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
FSB	Federal Savings Bank
GBP	British Pound
JPY	Japanese Yen
ZAR	South African Rand

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,684,359; cash collateral of $3,795,728 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of – other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 06/17/11	Morgan Stanley	GBP	557	$904,114	$892,562	$(11,552)
Euro,
Expiring 06/13/11	Deutsche Bank	EUR	607	857,287	858,956	1,669
Swiss Franc,
Expiring 06/15/11	Northland Securities	CHF	102	112,802	111,111	(1,691)

				$1,874,203	$1,862,629	$(11,574)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 06/17/11	JPMorgan Chase	GBP	4,130	$6,619,234	$6,618,102	$1,132
Canadian Dollar,
Expiring 06/16/11	State Street Bank	CAD	418	425,389	430,387	(4,998)
Euro,
Expiring 06/13/11	Deutsche Bank	EUR	5,179	7,141,893	7,328,718	(186,825)
Japanese Yen,
	Bank of New York
Expiring 06/14/11	Mellon	JPY	422,763	5,097,153	5,084,990	12,163
South African Rand,
Expiring 04/05/11	Morgan Stanley	ZAR	940	136,801	138,959	(2,158)

Expiring 04/06/11	Royal Bank of Scotland	ZAR	3,749	549,237	554,238	(5,001)
Swiss Franc,
	Northern Trust Bank
Expiring 06/15/11	FSB	CHF	467	495,139	508,713	(13,574)
	Northern Trust Bank
Expiring 06/15/11	FSB	CHF	397	427,719	432,462	(4,743)

				$20,892,565	$21,096,569	$(204,004)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of March 31, 2011.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Banks	12.4%
Oil, Gas & Consumable Fuels	9.2
Retail & Merchandising	6.8
Chemicals	5.7
Affiliated Money Market Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	5.6
Real Estate Operation & Development	5.0
Machinery	4.8
Metals & Mining	4.3
Internet	3.8
Distribution/Wholesale	3.8
Telecommunications	3.5
Semiconductors	3.1
Electrical Equipment	2.7
Electronic Components	2.6
Automobile Manufacturers	2.5
Pharmaceuticals	2.2
Foods	2.1
Transportation	2.0
Insurance	2.0
Beverages	1.9
Consumer Products & Services	1.4
Diversified Manufacturing	1.2
Software	1.1
Aerospace & Defense	1.1
Commercial Services	1.0
Advertising	0.9
Hotels & Motels	0.9
Office Equipment	0.9
Diversified Financial Services	0.9
Construction & Engineering	0.8
Building Materials	0.8
Auto Parts & Equipment	0.8
Biotechnology	0.6
Apparel & Textile	0.6
Holding Companies - Diversified	0.5
Healthcare Products	0.5
Water	0.5
Media	0.3
Paper & Forest Products	0.3
Energy	0.2

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$1,366,649	$—	$—
Austria	453,599	—	—
Belgium	2,066,258	—	—
Bermuda	663,158	—	—
Brazil	8,766,406	—	—
Canada	8,194,393	—	—
Cayman Islands	2,786,836	—	—
Chile	615,665	—	—
China	3,312,909	—	312,021
Denmark	5,112,336	—	—
Finland	1,185,695	—	—
France	15,301,777	—	—
Germany	11,954,320	—	—
Hong Kong	7,750,502	—	—
India	2,367,971	—	—
Indonesia	1,695,309	—	—
Israel	1,402,500	—	—
Italy	1,009,594	—	—
Japan	28,780,621	—	—
Luxembourg	1,714,903	—	—
Mexico	1,001,295	—	—
Netherlands	6,328,834	—	—
Singapore	2,111,067	—	—
South Africa	919,772	—	—
South Korea	2,896,663	—	—
Spain	5,504,657	—	—
Sweden	1,625,360	—	—
Switzerland	8,387,636	—	—
Taiwan	1,033,785	—	—
Turkey	615,981	—	—
United Kingdom	24,164,667	—	—
United States	2,523,329	—	—
Affiliated Money Market Mutual Fund	9,538,918	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(215,578)	—

Total	$173,153,365	$(215,578)	$312,021

*	Other financial instruments are derivative instruments not reflected inthe Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SP International Value Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Australia — 5.0%
Bendigo and Adelaide Bank Ltd.	32,600	$ 321,350
BHP Billiton Ltd.	38,942	1,875,422
Caltex Australia Ltd.	59,500	960,085
Challenger Ltd.	155,600	793,459
Downer EDI Ltd.	136,500	535,106
Emeco Holdings Ltd.	753,600	947,077
Goodman Fielder Ltd.	339,700	432,184
Metcash Ltd.	160,856	692,147
National Australia Bank Ltd.	50,000	1,336,898
OneSteel Ltd.	306,900	774,559
Pacific Brands Ltd.	502,100	438,849
Tabcorp Holdings Ltd.	109,467	848,072
Telstra Corp. Ltd.	219,000	638,794

		10,594,002

Austria — 0.6%
OMV AG	21,900	989,755
Voestalpine AG	8,200	385,003

		1,374,758

Belgium — 0.6%
AGFA-Gevaert NV*	84,400	364,814
Delhaize Group SA	10,700	871,170
Dexia NV/SA*	25,980	101,178

		1,337,162

Bermuda — 0.5%
Seadrill Ltd.	29,895	1,081,145

Brazil — 1.7%
BM&FBOVESPA SA	170,850	1,240,053
Embraer SA, ADR	30,840	1,039,308
Natura Cosmeticos SA	50,600	1,425,348

		3,704,709

Canada — 2.3%
Canadian National Railway Co.	20,760	1,566,368
Canadian Natural Resources Ltd.	34,578	1,709,819
Cenovus Energy, Inc.	16,283	643,258
Potash Corp. of Saskatchewan, Inc.	17,280	1,018,311

		4,937,756

China — 2.5%
China Life Insurance Co. Ltd. (Class H Stock)	183,989	690,678
China Merchants Bank Co. Ltd. (Class H Stock)	584,382	1,618,995
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,276,520	1,890,625
Sinopharm Group Co. (Class H Stock)	292,398	1,037,492

		5,237,790

Denmark — 1.8%
Danske Bank A/S*	13,800	305,577
H. Lundbeck A/S	25,300	586,672
Novo Nordisk A/S (Class B Stock)	19,223	2,415,115
Vestas Wind Systems A/S*	14,664	636,038

		3,943,402

Finland — 0.4%
Nokia Oyj	49,100	419,941
Tieto Oyj	21,500	393,058

		812,999

France — 10.1%
Air Liquide SA	13,684	1,818,276
AXA SA	25,100	524,503
BNP Paribas	43,480	3,180,186
Casino Guichard Perrachon SA	6,300	596,322
Ciments Francais SA	4,200	424,155
Credit Agricole SA	74,500	1,222,627
France Telecom SA	20,300	454,838
Lafarge SA	22,398	1,397,137
LVMH Moet Hennessy Louis Vuitton SA	14,155	2,240,744
Publicis Groupe SA	27,155	1,523,000
Rallye SA	10,600	479,585
Renault SA*	5,700	315,123
Sanofi-Aventis SA	28,100	1,970,250
SCOR SE	19,100	520,119
Societe Generale	8,500	552,316
Thales SA	9,300	370,948
Total SA	37,400	2,276,745
Valeo SA*	8,100	472,429
Vivendi SA	46,600	1,330,730

		21,670,033

Germany — 9.6%
Adidas AG	15,700	989,121
Allianz SE	20,800	2,919,169
BASF SE	12,500	1,081,141
Deutsche Bank AG	44,930	2,641,537
E.ON AG	24,200	739,080
Fresenius Medical Care AG & Co. KGaA	26,230	1,761,628
Hannover Rueckversicherung AG*	9,300	507,756
MTU Aero Engines Holding AG*	4,800	325,501
Muenchener Rueckversicherungs-Gesellschaft AG	5,500	865,196
Rheinmetall AG	8,800	729,197
RWE AG	15,100	961,806
SAP AG	33,892	2,074,962
Siemens AG	15,300	2,096,969
ThyssenKrupp AG	13,800	563,836
Volkswagen AG (PRFC Shares)	14,096	2,286,340
Vossloh AG	500	66,884

		20,610,123

Hong Kong — 3.1%
Chaoda Modern Agriculture Holdings Ltd.	567,462	352,359
CNOOC Ltd.	989,489	2,493,265
First Pacific Co. Ltd.	986,400	882,599
Hong Kong Exchanges and Clearing Ltd.	101,477	2,204,731
Kingboard Chemical Holdings Ltd.	120,000	630,966
Solomon Systech International Ltd.	525,000	29,360

		6,593,280

Ireland — 0.5%
Covidien PLC	20,850	1,082,949
Irish Life & Permanent Group Holdings PLC*	45,500	26,115

		1,109,064

Israel — 1.6%
Bank Hapoalim BM*	110,500	574,686
Elbit Systems Ltd.	10,100	562,425
Teva Pharmaceutical Industries Ltd., ADR	45,309	2,273,152

		3,410,263

Italy — 2.1%
Banco Popolare Scarl	23,700	70,668
Enel SpA	258,300	1,628,240
ENI SpA	50,600	1,242,734
Finmeccanica SpA	48,400	609,098
Fondiaria-SAI SpA	17,000	141,181
Telecom Italia SpA	485,300	746,224

		4,438,145

Japan — 15.9%
Aoyama Trading Co. Ltd.	30,100	481,643
Canon, Inc.	31,870	1,386,985
Circle K Sunkus Co. Ltd.	31,000	473,311
COMSYS Holdings Corp.	50,500	510,586
Dai-ichi Life Insurance Co. Ltd. (The)	624	941,476
Fanuc Corp.	7,812	1,182,413
Fukuoka Financial Group, Inc.	180,000	748,738
Fuyo General Lease Co. Ltd.	21,500	640,761
Hitachi Capital Corp.	31,300	409,782
Itochu Techno-Solutions Corp.	12,200	394,982
JX Holdings, Inc.	86,000	578,985
K’s Holdings Corp.	16,700	481,847
KDDI Corp.	228	1,411,637
Keihin Corp.	32,500	616,945
Keiyo Bank Ltd. (The)	121,000	605,145
Komatsu Ltd.	79,600	2,703,414
Kurabo Industries Ltd.	108,000	197,355
Kyoei Steel Ltd.	14,600	257,668
Kyorin Holdings, Inc.	25,000	425,583
Kyowa Exeo Corp.	58,800	588,848
Marubeni Corp.	136,000	979,370
Miraca Holdings, Inc.	12,300	470,973
Mitsubishi Corp.	12,900	358,092
Mitsubishi UFJ Financial Group, Inc.	356,590	1,646,196
Mitsui & Co. Ltd.	19,800	354,915
Mizuho Financial Group, Inc.	507,200	841,472
Nichirei Corp.	134,000	571,892
Nippon Electric Glass Co. Ltd.	23,000	325,727
Nippon Shokubai Co. Ltd.	61,000	764,150
Nippon Telegraph & Telephone Corp.	19,900	893,562
Nissan Shatai Co. Ltd.	56,000	416,735
NTT DoCoMo, Inc.	500	878,817
Sankyo Co. Ltd.	10,300	528,126
Sankyu, Inc.	134,000	641,164
Seino Holdings Co. Ltd.	60,000	452,994
Shimachu Co. Ltd.	22,500	485,543
Shizuoka Gas Co. Ltd.	77,000	479,514
Sumitomo Bakelite Co. Ltd.	35,000	215,016
Sumitomo Corp.	76,000	1,086,367
Sumitomo Mitsui Financial Group, Inc.	30,100	935,785
Sumitomo Trust & Banking Co. Ltd. (The)	28,000	145,083
Takeda Pharmaceutical Co. Ltd.	22,500	1,049,531
Toagosei Co. Ltd.	82,000	422,914
Toppan Forms Co. Ltd.	50,100	435,469
Toyota Motor Corp.	50,680	2,041,092
Toyota Tsusho Corp.	37,300	615,239
Tsuruha Holdings, Inc.	10,000	453,835
Yokohama Rubber Co. Ltd. (The)	82,700	400,674

		33,928,351

Liechtenstein — 0.2%
Verwaltungs-und Privat-Bank AG	2,900	352,989

Luxembourg — 0.9%
ArcelorMittal	54,000	1,953,388

Mexico — 1.2%
America Movil SAB de CV (Class L Stock), ADR	19,193	1,115,113
Wal-Mart de Mexico SAB de CV (Class V Stock)	488,060	1,464,863

		2,579,976

Netherlands — 3.2%
ING Groep NV, CVA*	196,100	2,482,029
Koninklijke Ahold NV	41,900	562,213
Koninklijke DSM NV	11,200	688,155
Koninklijke Philips Electronics NV*	20,450	653,680
Nutreco NV	4,900	359,365
Schlumberger Ltd.	23,400	2,182,284

		6,927,726

New Zealand — 0.2%
Air New Zealand Ltd.	580,000	491,218

Norway — 0.6%
DnB NOR ASA	44,800	687,362
Statoil ASA	21,037	583,151

		1,270,513

Singapore
M1 Ltd.	7,000	13,384

South Korea — 0.8%
Hyundai Motor Co.	9,488	1,755,836

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	53,900	653,947
Banco Espanol de Credito SA	40,600	367,611
Banco Santander SA	154,600	1,794,851
Repsol YPF SA	38,000	1,301,905
Telefonica SA	107,296	2,686,125

		6,804,439

Sweden — 2.3%
Boliden AB	56,100	1,208,764
Electrolux AB (Class B Stock)*	26,800	690,816
Hennes & Mauritz AB (Class B Stock)	47,374	1,573,154
Meda AB	59,500	573,139
NCC AB (Class B Stock)	11,400	326,726
Svenska Cellulosa AB SCA (Class B Stock)	27,500	442,656

		4,815,255

Switzerland — 6.7%
Baloise Holding AG*	8,500	842,134
Clariant AG*	30,800	555,641
Credit Suisse Group AG	59,500	2,528,345
Georg Fischer AG*	600	337,398
Julius Baer Group Ltd.	26,232	1,138,386
Logitech International SA*	39,720	715,263
Nestle SA	33,300	1,908,813
Novartis AG	68,852	3,734,574
Roche Holding AG	2,200	314,252
Swiss Reinsurance Co. Ltd.	15,300	875,357
Swisscom AG	10	4,458
Zurich Financial Services AG	4,900	1,371,573

		14,326,194

Taiwan — 1.2%
HTC Corp.	66,000	2,581,062

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	238,300	1,114,294

United Kingdom — 17.6%
ARM Holdings PLC	107,900	995,292
AstraZeneca PLC	37,100	1,703,948
Aviva PLC	72,600	504,063
BAE Systems PLC	179,700	936,610
Barclays PLC	125,400	558,341
Beazley PLC	207,230	409,566
Berendsen PLC	74,900	577,947
BG Group PLC	88,350	2,198,262
BP PLC	163,400	1,190,060
British American Tobacco PLC	52,212	2,095,650
BT Group PLC	327,600	975,400
Carnival PLC	37,655	1,481,168
Cookson Group PLC*	27,300	301,966
Dairy Crest Group PLC	40,400	232,863
Drax Group PLC	68,300	434,435
DS Smith PLC	260,700	832,253
GlaxoSmithKline PLC	83,600	1,595,261
Home Retail Group PLC	149,600	463,420
Kingfisher PLC	394,130	1,554,745
Legal & General Group PLC	425,200	785,791
Logica PLC	308,700	648,737
Marston’s PLC	104,410	159,121
NEXT PLC	16,100	511,390
Northern Foods PLC	162,900	190,114
Old Mutual PLC	295,400	644,481
Pearson PLC	62,251	1,099,499
Reckitt Benckiser Group PLC	27,786	1,427,278
Rexam PLC	112,000	652,926
Royal Dutch Shell PLC (Class B Stock)	105,500	3,824,917
RSA Insurance Group PLC	195,300	411,992
SABMiller PLC	29,924	1,059,696
Standard Chartered PLC	66,521	1,725,559
Tate & Lyle PLC	13,700	126,921
Tesco PLC	347,321	2,122,839
Thomas Cook Group PLC	150,100	410,791
Tullett Prebon PLC	119,900	787,267
Vodafone Group PLC	439,900	1,245,546
WM Morrison Supermarkets PLC	182,900	809,811

		37,685,926

United States — 0.4%
Southern Copper Corp.	21,550	867,818

TOTAL LONG-TERM INVESTMENTS (cost $174,745,945)		208,323,000

SHORT-TERM INVESTMENT — 1.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,061,318)(w)	2,061,318	2,061,318

TOTAL INVESTMENTS — 98.3% (cost $176,807,263)		210,384,318
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.7%		3,689,275

NET ASSETS — 100.0%		$214,073,593

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
PRFC	Preference Shares
MXN	Mexican Peso
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	6,101	$498,004	$510,243	$12,239

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation (1)
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	33,800	$2,701,746	$2,827,016	$(125,270)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2011 were as follows:

Banks	13.9%
Oil & Gas	10.8
Pharmaceuticals	8.4
Insurance	7.0
Telecommunications	5.3
Food	4.2
Retail	3.7
Auto Manufacturers	3.2
Chemicals	3.2
Diversified Financial Services	2.9
Computers	2.2
Mining	1.9
Iron/Steel	1.9
Aerospace/Defense	1.9
Distribution/Wholesale	1.7
Electric	1.5
Holding Companies — Diversified	1.4
Machinery — Construction & Mining	1.3
Transportation	1.2
Media	1.1
Miscellaneous Manufacturing	1.0
Agriculture	1.0
Software	1.0
Affiliated Money Market Mutual Fund	1.0
Hotels, Restaurants & Leisure	1.0
Engineering & Construction	1.0
Household Products/ Wares	0.9
Building Materials	0.9
Healthcare — Services	0.8
Advertising	0.7
Auto Parts & Equipment	0.7
Cosmetics/Personal Care	0.6
Office Equipment	0.6
Entertainment	0.6
Forest & Paper Products	0.6
Electronic Components & Equipment	0.6
Machinery & Equipment	0.6
Healthcare Products	0.5
Beverages	0.5
Semiconductors	0.5
Commercial Services	0.5
Apparel	0.5
Industrial Conglomerates	0.4
Electronics	0.4
Trading Companies & Distributors	0.4
Foods	0.4
Home Furnishings	0.3
Containers & Packaging	0.3
Airlines	0.2
Gas	0.2
Independent Power Producers & Energy Traders	0.2
Machinery	0.2
Healthcare Technology	0.2
Food Products	0.2
Textiles	0.1

98.3
Other assets in excess of liabilities	1.7

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$10,594,002	$—	$—
Austria	1,374,758	—	—
Belgium	1,337,162	—	—
Bermuda	1,081,145	—	—
Brazil	3,704,709	—	—
Canada	4,937,756	—	—
China	5,237,790	—	—
Denmark	3,943,402	—	—
Finland	812,999	—	—
France	21,670,033	—	—
Germany	20,610,123	—	—
Hong Kong	6,593,280	—	—
Ireland	1,082,949	—	26,115
Israel	3,410,263	—	—
Italy	4,438,145	—	—
Japan	33,928,351	—	—
Liechtenstein	352,989	—	—
Luxembourg	1,953,388	—	—
Mexico	2,579,976	—	—
Netherlands	6,927,726	—	—
New Zealand	491,218	—	—
Norway	1,270,513	—	—
Singapore	13,384	—	—
South Korea	1,755,836	—	—
Spain	6,804,439	—	—
Sweden	4,815,255	—	—
Switzerland	14,326,194	—	—
Taiwan	2,581,062	—	—
Turkey	1,114,294	—	—
United Kingdom	37,685,926	—	—
United States	867,818	—	—
Affiliated Money Market Mutual Fund	2,061,318	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(113,031)	—

Total	$210,358,203	$(113,031)	$26,115

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.4%
ITT Corp.	58,728	$ 3,526,616

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	17,153	1,271,552
Expeditors International of Washington, Inc.	41,217	2,066,620

		3,338,172

Beverages — 0.6%
Hansen Natural Corp.(a)	24,291	1,463,047

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.(a)	16,451	1,623,385
BioMarin Pharmaceutical, Inc.(a)(b)	50,210	1,261,777
United Therapeutics Corp.(a)(b)	27,794	1,862,754

		4,747,916

Building Products — 0.3%
Owens Corning(a)	20,706	745,209

Capital Markets — 2.3%
Eaton Vance Corp.	120,470	3,883,953
TD Ameritrade Holding Corp.	95,122	1,985,196

		5,869,149

Chemicals — 2.5%
Ecolab, Inc.	77,980	3,978,540
FMC Corp.	25,709	2,183,465

		6,162,005

Commercial Services & Supplies — 2.2%
Iron Mountain, Inc.	105,250	3,286,957
Stericycle, Inc.(a)(b)	23,761	2,106,888

		5,393,845

Communications Equipment — 3.6%
Ciena Corp.(a)(b)	50,681	1,315,679
F5 Networks, Inc.(a)	4,712	483,310
Finisar Corp.(a)	65,980	1,623,108
Juniper Networks, Inc.(a)	98,136	4,129,563
Riverbed Technology, Inc.(a)	39,164	1,474,524

		9,026,184

Computers & Peripherals — 1.5%
NetApp, Inc.(a)	76,351	3,678,591

Electrical Equipment — 4.1%
AMETEK, Inc.	104,113	4,567,437
Cooper Industries PLC	16,792	1,089,801
Roper Industries, Inc.	53,061	4,587,654

		10,244,892

Electronic Equipment & Instruments — 3.2%
Amphenol Corp. (Class A Stock)	57,356	3,119,593
Anixter International, Inc.	30,598	2,138,494
FLIR Systems, Inc.	80,391	2,782,333

		8,040,420

Energy Equipment & Services — 1.7%
Cameron International Corp.(a)	56,239	3,211,247
Core Laboratories NV	10,421	1,064,713

		4,275,960

Food Products — 4.0%
Bunge Ltd.	38,598	2,791,793
J.M. Smucker Co. (The)	34,882	2,490,226
Mead Johnson Nutrition Co.	28,791	1,667,863
Ralcorp Holdings, Inc.(a)	45,552	3,117,123

		10,067,005

Healthcare Equipment & Supplies — 2.3%
C.R. Bard, Inc.(b)	33,414	3,318,344
IDEXX Laboratories, Inc.(a)(b)	16,038	1,238,454

Neogen Corp.(a)	30,288	1,253,318

		5,810,116

Healthcare Providers & Services — 6.9%
DaVita, Inc.(a)	61,552	5,263,311
Henry Schein, Inc.(a)	53,374	3,745,253
Laboratory Corp. of America Holdings(a)(b)	33,566	3,092,436
Quest Diagnostics, Inc.	31,644	1,826,492
Universal Health Services, Inc. (Class B Stock)	69,078	3,413,144

		17,340,636

Hotels, Restaurants & Leisure — 4.8%
Darden Restaurants, Inc.	67,326	3,307,726
Tim Hortons, Inc.	94,707	4,291,174
Yum! Brands, Inc.	83,873	4,309,395

		11,908,295

Household Products — 1.8%
Church & Dwight Co., Inc.	55,591	4,410,590

Insurance — 1.3%
W.R. Berkley Corp.	100,890	3,249,667

Internet Software & Services — 1.8%
VeriSign, Inc.	125,675	4,550,692

IT Services — 2.4%
Alliance Data Systems Corp.(a)(b)	46,148	3,963,652
Teradata Corp.(a)	39,708	2,013,195

		5,976,847

Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.(a)	63,139	2,827,365
Thermo Fisher Scientific, Inc.(a)	31,638	1,757,491
Waters Corp.(a)	40,916	3,555,600

		8,140,456

Machinery — 1.2%
IDEX Corp.	71,605	3,125,558

Metals & Mining — 2.8%
Agnico-Eagle Mines Ltd.	37,548	2,491,310
Reliance Steel & Aluminum Co.	36,260	2,095,103
Silver Wheaton Corp.	54,789	2,375,651

		6,962,064

Multiline Retail — 2.4%
Dollar Tree, Inc.(a)	72,799	4,041,801
Nordstrom, Inc.	46,123	2,070,000

		6,111,801

Oil, Gas & Consumable Fuels — 5.9%
Cimarex Energy Co.	22,633	2,608,227
Denbury Resources, Inc.(a)	124,315	3,033,286
Forest Oil Corp.(a)	34,856	1,318,603
Newfield Exploration Co.(a)	19,736	1,500,133
Noble Energy, Inc.	18,512	1,789,185
Southwestern Energy Co.(a)	104,161	4,475,798

		14,725,232

Pharmaceuticals — 2.6%
Perrigo Co.	44,183	3,513,432
Valeant Pharmaceuticals
International, Inc. (Canada)	59,290	2,953,235

		6,466,667

Professional Services — 1.5%
Robert Half International, Inc.	120,881	3,698,959

Real Estate Investment Trusts — 1.4%
Annaly Capital Management, Inc.	198,733	3,467,891

Road & Rail — 0.5%
JB Hunt Transport Services, Inc.	30,156	1,369,686

Semiconductors & Semiconductor Equipment — 6.7%
Altera Corp.	75,762	3,335,043
Atmel Corp.(a)	123,630	1,685,077

Broadcom Corp. (Class A Stock)	97,620	3,844,276
Marvell Technology Group Ltd.(a)	154,913	2,408,897
Maxim Integrated Products, Inc.	95,196	2,437,017
Xilinx, Inc.	89,811	2,945,801

		16,656,111

Software — 5.0%
Ariba, Inc.(a)	20,127	687,136
Check Point Software Technologies (a)(b)	91,825	4,687,666
Intuit, Inc.(a)	34,542	1,834,180
Nuance Communications, Inc.(a)(b)	72,011	1,408,535
Red Hat, Inc.(a)	55,068	2,499,537
Salesforce.com, Inc.(a)	11,410	1,524,148

		12,641,202

Specialty Retail — 6.0%
Bed Bath & Beyond, Inc.(a)	61,408	2,964,164
Guess?, Inc.	64,131	2,523,555
O’Reilly Automotive, Inc.(a)	22,831	1,311,869
Ross Stores, Inc.	52,560	3,738,067
TJX Cos., Inc.	67,867	3,375,026
Williams-Sonoma, Inc.(b)	28,025	1,135,013

		15,047,694

Textiles, Apparel & Luxury Goods — 1.4%
Phillips-Van Heusen Corp.	53,075	3,451,467

Trading Companies & Distributors — 1.0%
Fastenal Co.	40,229	2,608,046

Wireless Telecommunication Services — 5.8%
American Tower Corp. (Class A Stock)(a)	84,751	4,391,797
Crown Castle International Corp.(a)	106,758	4,542,553
NII Holdings, Inc.(a)	135,994	5,666,870

		14,601,220

TOTAL LONG-TERM INVESTMENTS (cost $173,842,149)		248,899,908

SHORT-TERM INVESTMENT — 9.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 9.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(b) (cost $23,758,374; includes $22,651,304 of cash collateral received for securities on loan) (c)(d)	23,758,374	23,758,374

TOTAL INVESTMENTS — 108.9% (cost $197,600,523)		272,658,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(22,171,750)

NET ASSETS — 100.0%		$250,486,532

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is$22,292,655; cash collateral of $22,651,304 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$248,899,908	$—	$—
Affiliated Money Market Mutual Fund	23,758,374	—	—

Total	272,658,282	—	—

SP Small Cap Value Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 96.8%
Aerospace & Defense — 0.7%
AAR Corp.*	26,289	$ 728,731
Kaman Corp.	25,793	907,914

		1,636,645

Airlines — 0.4%
JetBlue Airways Corp.*(a)	139,246	873,072

Auto Components — 1.2%
Cooper Tire & Rubber Co.	33,240	855,930
Dana Holding Corp.*(a)	16,470	286,413
Superior Industries International, Inc.	30,110	772,020
TRW Automotive Holdings Corp.*	8,770	483,052
Visteon Corp.*	7,953	496,983

		2,894,398

Automotive Parts — 0.4%
Tenneco, Inc.*	21,590	916,496

Banks — 1.1%
Bridge Capital Holdings*(a)	6,706	63,305
Dime Community Bancshares, Inc.	15,446	227,983
East West Bancorp, Inc.	18,316	402,220
Hancock Holding Co.(a)	20,923	687,111
Lakeland Financial Corp.	10,687	242,381
Pinnacle Financial Partners, Inc.*	22,261	368,197
Sierra Bancorp	6,118	68,399
Trico Bancshares(a)	14,352	234,081
UMB Financial Corp.	11,685	436,493

		2,730,170

Building Materials — 0.6%
Comfort Systems USA, Inc.	66,386	934,051
Universal Forest Products, Inc.	13,701	502,142

		1,436,193

Building Products — 0.5%
Gibraltar Industries, Inc.*(a)	69,710	831,640
Simpson Manufacturing Co., Inc.	15,350	452,211

		1,283,851

Capital Markets — 3.9%
Affiliated Managers Group, Inc.*	13,810	1,510,400
Artio Global Investors, Inc.	101,391	1,638,478
Cohen & Steers, Inc.	6,084	180,573
Duff & Phelps Corp. (Class A Stock)	36,020	575,600
HFF, Inc. (Class A Stock)*	101,740	1,530,170
MF Global Holdings Ltd.*(a)	49,003	405,745
Raymond James Financial, Inc.	28,990	1,108,578
Stifel Financial Corp.*(a)	23,128	1,660,359
Waddell & Reed Financial, Inc. (Class A Stock)	17,750	720,827

		9,330,730

Chemicals — 2.6%
Ferro Corp.*	52,460	870,311
Fuller (H.B.) Co.	34,773	746,924
Koppers Holdings, Inc.	22,080	942,816
Minerals Technologies, Inc.	18,317	1,255,081
PolyOne Corp.	131,131	1,863,372
Schulman, (A.), Inc.	21,710	536,671

		6,215,175

Clothing & Apparel — 0.5%
G-III Apparel Group Ltd.*	14,734	553,704
Iconix Brand Group, Inc.*	30,726	659,994

		1,213,698

Commercial Banks — 6.9%
Bancorp, Inc. (The)*	189,249	1,746,768
CoBiz Financial, Inc.	23,816	165,521
Community Bank System, Inc.	5,378	130,524
Cullen / Frost Bankers, Inc.	15,110	891,792
First Midwest Bancorp, Inc.	44,075	519,644
First Republic Bank*(a)	5,500	170,005
First Security Group, Inc.*	160,434	149,204
FirstMerit Corp.	86,401	1,474,001
FNB Corp.	35,691	376,183
Heritage Financial Corp.*	12,681	179,690
IBERIABANK Corp.	32,158	1,933,661
PrivateBancorp, Inc.	26,235	401,133
Sandy Spring Bancorp, Inc.	11,595	214,044
Signature Bank*(a)	68,159	3,844,168
Simmons First National Corp. (Class A Stock)	7,410	200,737
SVB Financial Group*	28,160	1,603,149
Tompkins Financial Corp.	8,299	344,823
Umpqua Holdings Corp.	64,060	732,846
Webster Financial Corp.	26,057	558,402
Wintrust Financial Corp.(a)	32,290	1,186,657

		16,822,952

Commercial Services — 0.8%
Convergys Corp.*	28,108	403,631
Monro Muffler Brake, Inc.	13,943	459,840
On Assignment, Inc.*	41,907	396,440
Team Health Holdings, Inc.*	35,232	615,856

		1,875,767

Commercial Services & Supplies — 0.7%
EnergySolutions, Inc.	75,928	452,531
Medifast, Inc.*(a)	10,495	207,276
PHH Corp.*(a)	21,231	462,199
United Stationers, Inc.	8,160	579,768

		1,701,774

Communication Equipment — 1.2%
Bel Fuse, Inc. (Class B Stock)	10,810	237,928
Black Box Corp.	16,510	580,326
Digi International, Inc.*	45,760	483,226
Plantronics, Inc.	46,002	1,684,593

		2,986,073

Computer Hardware — 0.6%
Electronics for Imaging, Inc.*	63,183	929,422
MTS Systems Corp.	10,182	463,790

		1,393,212

Computer Services & Software — 1.0%
Avid Technology, Inc.*	32,665	728,429
Mentor Graphics Corp.*	46,449	679,549
Monotype Imaging Holdings, Inc.*	27,026	391,877

NetScout Systems, Inc.*	10,540	287,953
Parametric Technology Corp.*(a)	16,592	373,154

		2,460,962

Computers & Peripherals — 0.1%
Rimage Corp.	16,940	273,581

Construction & Engineering — 1.6%
EMCOR Group, Inc.*	34,993	1,083,733
Granite Construction, Inc.	5,830	163,823
MDC Holdings, Inc.(a)	8,900	225,615
Meritage Homes Corp.*	25,517	615,725
Michael Baker Corp.*	6,534	189,943
Ryland Group, Inc. (The)	15,150	240,885
Toll Brothers, Inc.*	13,530	267,488
Tutor Perini Corp.	43,090	1,049,673

		3,836,885

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	11,665	450,269

Consumer Products & Services — 0.2%
Elizabeth Arden, Inc.*	18,257	547,893

Containers & Packaging — 0.3%
AptarGroup, Inc.	13,400	671,742

Distribution/Wholesale — 0.4%
Watsco, Inc.	15,283	1,065,378

Diversified Consumer Services — 0.6%
Sotheby’s(a)	5,590	294,034
Steiner Leisure Ltd. (Bahamas)*	23,470	1,085,722

		1,379,756

Diversified Financial Services — 0.2%
Boston Private Financial Holdings, Inc.	29,408	207,915
KBW, Inc.	12,637	330,963

		538,878

Electric Utilities — 2.0%
Cleco Corp.	33,937	1,163,700
IDACORP, Inc.	4,814	183,413
MGE Energy, Inc.	19,787	801,176
MYR Group, Inc.*	17,133	409,821
NorthWestern Corp.	9,032	273,670
Portland General Electric Co.	45,590	1,083,674
UniSource Energy Corp.	23,088	834,169

		4,749,623

Electrical Equipment — 1.4%
EnerSys*	17,775	706,556
GrafTech International Ltd.*	44,549	919,046
Regal-Beloit Corp.	23,259	1,717,212

		3,342,814

Electronic Components & Equipment — 1.2%
AVX Corp.	34,040	507,536
Park Electrochemical Corp.	41,506	1,338,568
Plexus Corp.*	12,048	422,403
Watts Water Technologies, Inc. (Class A Stock)	14,877	568,153

		2,836,660

Electronic Equipment & Instruments — 0.2%
Littelfuse, Inc.	8,222	469,476

Electronics — 0.5%
Belden, Inc.	11,530	432,952
Checkpoint Systems, Inc.*	33,690	757,351

		1,190,303

Energy Equipment & Services — 2.2%
Cal Dive International, Inc.*	76,550	534,319
Gulf Island Fabrication, Inc.	17,900	575,843
Key Energy Services, Inc.*(a)	76,592	1,191,006
Matrix Service Co.*	85,820	1,192,898
Natural Gas Services Group, Inc.*	29,940	531,734
TETRA Technologies, Inc.*	41,860	644,644
Tidewater, Inc.	10,910	652,964

		5,323,408

Entertainment & Leisure — 1.0%
Gaylord Entertainment Co.*(a)	23,902	828,921
Polaris Industries, Inc.	7,288	634,202
Six Flags Entertainment Corp.(a)	7,378	531,216
WMS Industries, Inc.*(a)	11,235	397,157

		2,391,496

Environmental Control — 0.2%
Darling International, Inc.*	30,197	464,128

Environmental Services — 0.2%
Waste Connections, Inc.	17,492	503,595

Financial — Bank & Trust — 2.5%
Bank of the Ozarks, Inc.(a)	16,715	730,613
Capital City Bank Group, Inc.(a)	3,401	43,125
Columbia Banking System, Inc.	16,238	311,282
First Financial Bankshares, Inc.(a)	15,372	789,660
Glacier Bancorp, Inc.(a)	47,516	715,116
Northwest Bancshares, Inc.	35,349	443,276
PacWest Bancorp(a)	2,894	62,944
Prosperity Bancshares, Inc.	21,205	906,938
Provident Financial Services, Inc.	4,501	66,615
Retail Opportunity Investments Corp.	45,740	500,396
SCBT Financial Corp.	14,207	472,809
Southcoast Financial Corp.*	10,215	35,242
Summit State Bank	8,456	58,050
Texas Capital Bancshares, Inc.*(a)	21,262	552,599
WSFS Financial Corp.	5,939	279,727

		5,968,392

Financial Services — 2.9%
Apollo Investment Corp.	51,875	625,612
BankUnited, Inc.	19,100	548,361
BGC Partners, Inc. (Class A Stock)(a)	22,749	211,338
Brookline Bancorp, Inc.	43,001	452,801
Cypress Sharpridge Investments, Inc.(a)	83,287	1,056,079
First of Long Island Corp. (The)	6,122	169,886
Home BancShares, Inc.	13,342	303,531
Knight Capital Group, Inc. (Class A Stock)*	43,833	587,362
MB Financial, Inc.	35,196	737,708
Ocwen Financial Corp.*(a)	30,867	340,154
PennantPark Investment Corp.	31,721	378,114
Piper Jaffray Cos.*	6,168	255,540

Provident New York Bancorp	16,328	168,505
RSC Holdings, Inc.*	78,257	1,125,336

		6,960,327

Food & Staples Retailing — 0.5%
Pantry, Inc. (The)*	48,489	719,092
Weis Markets, Inc.	13,930	563,608

		1,282,700

Foods — 0.7%
Hain Celestial Group, Inc. (The)*	23,472	757,676
Snyders-Lance, Inc.	12,317	244,493
TreeHouse Foods, Inc.*	12,574	715,083

		1,717,252

Gas Utilities — 0.6%
Laclede Group, Inc. (The)	7,150	272,415
New Jersey Resources Corp.	9,890	424,775
Northwest Natural Gas Co.	12,951	597,430
WGL Holdings, Inc.	6,390	249,210

		1,543,830

Healthcare Products — 0.8%
American Medical Systems Holdings, Inc.*	32,370	700,487
PSS World Medical, Inc.*	26,828	728,380
West Pharmaceutical Services, Inc.	13,252	593,292

		2,022,159

Healthcare Providers & Services — 1.6%
Cross Country Healthcare, Inc.*	35,000	274,050
HealthSouth Corp.*	17,016	425,060
ICON PLC, ADR (Ireland)*	47,444	1,024,316
LifePoint Hospitals, Inc.*	22,110	888,380
Lincare Holdings, Inc.	38,626	1,145,647

		3,757,453

Healthcare Services — 0.8%
Amedisys, Inc.*(a)	23,199	811,965
Hill-Rom Holdings, Inc.	6,933	263,315
LHC Group, Inc.*(a)	17,295	518,850
MedQuist Holdings, Inc.*	15,860	165,261
Select Medical Holdings Corp.*	36,180	291,611

		2,051,002

Hotels, Restaurants & Leisure — 0.6%
California Pizza Kitchen, Inc.*	28,860	487,157
Morgans Hotel Group Co.*(a)	18,220	178,556
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	38,992	482,331
Wendy’s / Arby’s Group, Inc. (Class A Stock)	79,270	398,728

		1,546,772

Household Durables — 0.2%
Tempur-Pedic International, Inc.*	11,072	560,908

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	63,830	587,874

Insurance — 5.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	35,320	2,214,211
Alterra Capital Holdings Ltd. (Bermuda)	32,717	730,898
American Equity Investment Life Holding Co.	98,545	1,292,910
Arch Capital Group Ltd. (Bermuda)*	9,510	943,297
Aspen Insurance Holdings Ltd. (Bermuda)	12,775	352,079
CNA Surety Corp.*	44,172	1,115,785
Donegal Group, Inc. (Class A Stock)	15,246	203,839
EMC Insurance Group, Inc.	20,530	509,760
Enstar Group Ltd. (Bermuda)*	4,052	404,714
Meadowbrook Insurance Group, Inc.	275,202	2,848,341
MGIC Investment Corp.*(a)	59,595	529,799
PMI Group, Inc. (The)*(a)	52,047	140,527
ProAssurance Corp.*	14,770	935,975
RLI Corp.	10,045	579,094
Symetra Financial Corp.	37,879	515,154
Tower Group, Inc.	34,798	836,196

		14,152,579

Internet & Catalog Retail — 0.3%
HSN, Inc.*	23,845	763,755

Internet Software & Services — 0.3%
Blue Coat Systems, Inc.*	25,699	723,684

Investment Companies — 0.3%
Golub Capital BDC, Inc.	13,646	215,334
Solar Capital Ltd.	12,020	287,037
Solar Senior Capital Ltd.*(a)	9,195	171,303

		673,674

Leisure Equipment & Products — 0.4%
Callaway Golf Co.(a)	151,875	1,035,788

Life Sciences Tools & Services — 0.1%
Enzo Biochem, Inc.*	33,220	139,192

Machinery — 4.1%
Albany International Corp. (Class A Stock)	22,490	560,001
Altra Holdings, Inc.*	91,801	2,168,340
Kaydon Corp.	20,120	788,503
Mueller Industries, Inc.	17,455	639,202
Mueller Water Products, Inc. (Class A Stock)	177,760	796,365
Oshkosh Corp.*	21,590	763,854
RBC Bearings, Inc.*	50,218	1,919,834
Snap-on, Inc.	21,400	1,285,284
WABCO Holdings, Inc.*	17,350	1,069,454

		9,990,837

Machinery & Equipment — 1.2%
Actuant Corp. (Class A Stock)	22,521	653,109
Applied Industrial Technologies, Inc.	18,621	619,334
Graco, Inc.	11,246	511,581
Robbins & Myers, Inc.	15,711	722,549
Tennant Co.	8,776	368,943

		2,875,516

Manufacturing — 0.6%
AZZ, Inc.	7,938	361,973
Carlisle Cos., Inc.	24,181	1,077,263

		1,439,236

Marine — 0.5%
Diana Shipping, Inc. (Marshall Island)*	42,280	500,595
Kirby Corp.*	14,280	818,101

		1,318,696

Metals & Mining — 3.4%
Carpenter Technology Corp.	23,780	1,015,644
Commercial Metals Co.	63,652	1,099,270
Haynes International, Inc.	26,346	1,460,886
Horsehead Holding Corp.*	34,080	581,064
Kaiser Aluminum Corp.	22,562	1,111,178
Metals USA Holdings Corp.*	30,734	503,116
Olympic Steel, Inc.	33,547	1,100,677
RTI International Metals, Inc.*(a)	16,710	520,516
Schnitzer Steel Industries, Inc. (Class A Stock)	3,889	252,824
Taseko Mines Ltd. (Canada)*	118,390	702,053

		8,347,228

Oil, Gas & Consumable Fuels — 5.8%
Approach Resources, Inc.*	23,545	791,112
Bill Barrett Corp.*	28,660	1,143,821
Brigham Exploration Co.*	31,676	1,177,714
Carrizo Oil & Gas, Inc.*	37,666	1,391,005
Denbury Resources, Inc.*	30,990	756,156
Kodiak Oil & Gas Corp. (Canada)*(a)	18,377	123,126
Northern Oil and Gas, Inc.*	11,541	308,145
Oil States International, Inc.*(a)	11,503	875,838
Petroleum Development Corp.*	15,197	729,608
Petroquest Energy, Inc.*(a)	36,950	345,852
Resolute Energy Corp.*(a)	81,106	1,471,263
Rex Energy Corp.*	63,952	745,041
Rosetta Resources, Inc.*	35,259	1,676,213
SM Energy Co.(a)	13,270	984,501
Southwest Gas Corp.	41,927	1,633,895

		14,153,290

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.*(a)	93,900	985,950

Pharmaceuticals — 0.3%
Herbalife Ltd. (Cayman Islands)	7,892	642,093

Professional Services — 0.6%
CDI Corp.	430	6,360
Hudson Highland Group, Inc.*	48,890	317,785
Korn/Ferry International*	13,010	289,732
TrueBlue, Inc.*	47,310	794,335

		1,408,212

Real Estate Investment Trusts — 10.1%
Acadia Realty Trust	39,400	745,448
American Campus Communities, Inc.	50,055	1,651,815
BioMed Realty Trust, Inc.	122,975	2,338,985
Campus Crest Communities, Inc.(a)	37,570	444,453
Cogdell Spencer, Inc.	114,009	677,213
Coresite Realty Corp.	39,832	630,939
Corporate Office Properties Trust	12,080	436,571
Cousins Properties, Inc.	62,123	518,727
CreXus Investment Corp.	31,666	361,626
DuPont Fabros Technology, Inc.(a)	27,953	677,860
EastGroup Properties, Inc.	12,300	540,831
Education Realty Trust, Inc.	47,300	379,819
Entertainment Properties Trust	26,523	1,241,807
Hersha Hospitality Trust	89,440	531,274
LaSalle Hotel Properties	31,400	847,800
Medical Properties Trust, Inc.	63,255	731,860
MFA Financial, Inc.	138,239	1,133,560
Mid-America Apartment Communities, Inc.	23,304	1,496,117
National Health Investors, Inc.	6,613	316,895
National Retail Properties, Inc.(a)	45,405	1,186,433
Omega Healthcare Investors, Inc.	44,073	984,591
Parkway Properties, Inc.	49,174	835,958
Pebblebrook Hotel Trust	77,929	1,726,127
PS Business Parks, Inc.	18,611	1,078,321
Redwood Trust, Inc.(a)	38,138	593,046
Saul Centers, Inc.	4,970	221,414
Senior Housing Properties Trust	9,120	210,125
Two Harbors Investment Corp.	96,973	1,015,307
U-Store-It Trust	72,941	767,339
Washington Real Estate Investment Trust	6,190	192,447

		24,514,708

Real Estate Management & Development — 1.1%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	42,070	1,123,269
Jones Lang LaSalle, Inc.	14,930	1,489,118

		2,612,387

Retail & Merchandising — 0.9%
American Eagle Outfitters, Inc.	12,543	199,308
Cash America International, Inc.	5,938	273,445
EZCORP, Inc. (Class A Stock)*	8,514	267,255
Vera Bradley, Inc.*	7,134	301,126
World Fuel Services Corp.	25,264	1,025,971

		2,067,105

Road & Rail — 1.4%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	26,620	1,549,284
Landstar System, Inc.	12,310	562,321
Old Dominion Freight Line, Inc.*	34,235	1,201,306

		3,312,911

Semiconductors & Semiconductor Equipment — 2.2%
Entegris, Inc.*	22,124	194,028
Exar Corp.*	94,600	569,492
Micrel, Inc.	21,778	293,567
MKS Instruments, Inc.	22,671	754,944
ON Semiconductor Corp.*(a)	51,180	505,147
Semtech Corp.*	40,273	1,007,630
Standard Microsystems Corp.*	25,041	617,511
Varian Semiconductor Equipment Associates, Inc.*	18,470	898,935
Verigy Ltd. (Singapore)*	43,240	609,252

		5,450,506

Software — 1.4%
EPIQ Systems, Inc.	22,360	321,089
Lawson Software, Inc.*	192,350	2,327,435
SS&C Technologies Holdings, Inc.*	38,590	788,008

		3,436,532

Specialty Retail — 1.9%
Cato Corp. (The) (Class A Stock)	41,870	1,025,815
Children’s Place Retail Stores, Inc. (The)*	36,008	1,794,279
Jos. A. Bank Clothiers, Inc.*(a)	22,200	1,129,536
MarineMax, Inc.*	57,850	570,401

		4,520,031

Telecommunications — 1.1%
Anixter International, Inc.	12,511	874,394
Knology, Inc.*(a)	41,544	536,333
Premiere Global Services, Inc.*	78,515	598,284
SYNNEX Corp.*(a)	17,981	588,518

		2,597,529

Textiles, Apparel & Luxury Goods — 3.0%
Fossil, Inc.*	27,661	2,590,453
G & K Services, Inc. (Class A Stock)	20,633	686,047
Hanesbrands, Inc.*	51,840	1,401,753
Steven Madden Ltd.*	10,791	506,422
Timberland Co. (The) (Class A Stock)*	37,480	1,547,549
Warnaco Group, Inc. (The)*	11,443	654,425

		7,386,649

Thrifts & Mortgage Finance — 0.5%
First Financial Holdings, Inc.	9,306	105,251
Flushing Financial Corp.	26,518	395,118
People’s United Financial, Inc.(a)	29,630	372,746
Westfield Financial, Inc.	42,670	386,590

		1,259,705

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*	24,933	510,379

Transportation — 0.6%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	74,151	605,072
Heartland Express, Inc.	38,987	684,612
Scorpio Tankers, Inc. (Marshall Island)*	8,167	84,283

		1,373,967

Utilities — 1.3%
Avista Corp.	25,331	585,906
El Paso Electric Co.*	83,881	2,549,982

		3,135,888

TOTAL COMMON STOCKS (cost $170,111,640)		234,633,749

EXCHANGE TRADED FUNDS — 1.1%
iShares Nasadaq Biotechnology Index Fund(a)	13,060	1,308,090
iShares Russell 2000 Value Index Fund(a)	17,459	1,316,059

TOTAL EXCHANGE TRADED FUNDS (cost $2,276,481)		2,624,149

TOTAL LONG-TERM INVESTMENTS (cost $172,388,121)		237,257,898

SHORT-TERM INVESTMENT — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,819,454; includes $35,338,224 of cash collateral for securities on loan)(b)(w)	39,819,454	39,819,454

TOTAL INVESTMENTS — 114.3% (cost $212,207,575)		277,077,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3)%		(34,656,205)

NET ASSETS — 100.0%		$ 242,421,147

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,456,865; cash collateral of $35,338,224 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$234,633,749	$—	$—
Exchange Traded Funds	2,624,149	—	—
Affiliated Money Market Mutual Fund	39,819,454	—	—

Total	$277,077,352	$—	$—

Stock Index Portfolio

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	141,136	$ 10,434,184
General Dynamics Corp.	72,300	5,535,288
Goodrich Corp.	23,300	1,992,849
Honeywell International, Inc.	152,050	9,078,906
Huntington Ingalls Industries, Inc.(a)	9,471	393,047
ITT Corp.(b)	33,200	1,993,660
L-3 Communications Holdings, Inc.	22,800	1,785,468
Lockheed Martin Corp.	56,698	4,558,519
Northrop Grumman Corp.	56,826	3,563,558
Precision Castparts Corp.	26,800	3,944,424
Raytheon Co.	70,218	3,571,990
Rockwell Collins, Inc.	30,600	1,983,798
Textron, Inc.	46,300	1,268,157
United Technologies Corp.	179,000	15,152,350

		65,256,198

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	33,000	2,446,290
Expeditors International of Washington, Inc.	41,600	2,085,824
FedEx Corp.	62,140	5,813,197
United Parcel Service, Inc. (Class B Stock)	191,200	14,209,984

		24,555,295

Airlines — 0.1%
Southwest Airlines Co.(b)	151,337	1,911,386

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)(a)	41,600	623,168
Johnson Controls, Inc.	129,500	5,383,315

		6,006,483

Automobiles — 0.5%
Ford Motor Co.(a)	720,959	10,749,499
Harley-Davidson, Inc.	48,300	2,052,267

		12,801,766

Beverages — 2.3%
Brown-Forman Corp. (Class B Stock)	18,500	1,263,550
Coca-Cola Co. (The)	443,200	29,406,320
Coca-Cola Enterprises, Inc.	60,600	1,654,380
Constellation Brands, Inc. (Class A Stock)(a)	34,100	691,548
Dr Pepper Snapple Group, Inc.	44,400	1,649,904
Molson Coors Brewing Co. (Class B Stock)(b)	31,100	1,458,279
PepsiCo, Inc.	305,739	19,692,649

		55,816,630

Biotechnology — 1.2%
Amgen, Inc.(a)	181,864	9,720,631
Biogen Idec, Inc.(a)	47,925	3,517,216
Celgene Corp.(a)	90,800	5,223,724
Cephalon, Inc.(a)(b)	15,400	1,167,012
Genzyme Corp.(a)	47,700	3,632,355
Gilead Sciences, Inc.(a)	151,600	6,433,904

		29,694,842

Building Products
Masco Corp.(b)	54,800	762,816

Capital Markets — 2.4%
Ameriprise Financial, Inc.	52,300	3,194,484
Bank of New York Mellon Corp. (The)	239,689	7,159,511
Charles Schwab Corp. (The)	189,300	3,413,079
E*Trade Financial Corp.(a)	40,010	625,356
Federated Investors, Inc. (Class B Stock)(b)	20,800	556,400
Franklin Resources, Inc.	30,100	3,764,908
Goldman Sachs Group, Inc. (The)	100,300	15,894,541

Invesco Ltd.	91,400	2,336,184
Janus Capital Group, Inc.	39,000	486,330
Legg Mason, Inc.	30,800	1,111,572
Morgan Stanley	292,810	7,999,569
Northern Trust Corp.	48,200	2,446,150
State Street Corp.	99,500	4,471,530
T. Rowe Price Group, Inc.(b)	50,600	3,360,852

		56,820,466

Chemicals — 2.1%
Air Products & Chemicals, Inc.	40,700	3,670,326
Airgas, Inc.	15,200	1,009,584
CF Industries Holdings, Inc.	12,800	1,750,912
Dow Chemical Co. (The)	225,661	8,518,703
E.I. du Pont de Nemours & Co.	178,391	9,806,153
Eastman Chemical Co.	12,800	1,271,296
Ecolab, Inc.	46,300	2,362,226
FMC Corp.	12,600	1,070,118
International Flavors & Fragrances, Inc.(b)	16,100	1,003,030
Monsanto Co.	103,096	7,449,717
PPG Industries, Inc.	32,500	3,094,325
Praxair, Inc.(b)	59,200	6,014,720
Sherwin-Williams Co. (The)	18,000	1,511,820
Sigma-Aldrich Corp.	22,400	1,425,536

		49,958,466

Commercial Banks — 2.8%
BB&T Corp.	137,100	3,763,395
Comerica, Inc.	29,950	1,099,764
Fifth Third Bancorp	167,749	2,328,356
First Horizon National Corp.	44,745	501,592
Huntington Bancshares, Inc.	148,775	987,866
KeyCorp	179,700	1,595,736
M&T Bank Corp.(b)	21,500	1,902,105
Marshall & Ilsley Corp.	105,998	846,924
PNC Financial Services Group, Inc.	104,493	6,582,014
Regions Financial Corp.	245,212	1,780,239
SunTrust Banks, Inc.	100,800	2,907,072
U.S. Bancorp	377,781	9,984,752
Wells Fargo & Co.	1,019,086	32,305,026
Zions Bancorporation(b)	29,300	675,658

		67,260,499

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	23,400	981,864
Cintas Corp.	26,500	802,155
Iron Mountain, Inc.	39,200	1,224,216
Pitney Bowes, Inc.(b)	41,100	1,055,859
Republic Services, Inc.	62,310	1,871,793
RR Donnelley & Sons Co.	43,300	819,236
Stericycle, Inc.(a)(b)	14,400	1,276,848
Waste Management, Inc.	91,430	3,413,996

		11,445,967

Communications Equipment — 2.0%
Cisco Systems, Inc.	1,073,800	18,415,670
F5 Networks, Inc.(a)	14,800	1,518,036
Harris Corp.	25,600	1,269,760
JDS Uniphase Corp.(a)(b)	45,587	950,033
Juniper Networks, Inc.(a)	101,400	4,266,912
Motorola Mobility Holdings, Inc.(a)	56,636	1,381,918
Motorola Solutions, Inc.(a)	64,727	2,892,650
QUALCOMM, Inc.	314,100	17,222,103
Tellabs, Inc.	81,700	428,108

		48,345,190

Computers & Peripherals — 4.3%
Apple, Inc.(a)	177,200	61,745,340
Dell, Inc.(a)	332,400	4,823,124
EMC Corp.(a)(b)	400,874	10,643,205
Hewlett-Packard Co.	425,216	17,421,099
Lexmark International, Inc. (Class A Stock)(a)(b)	15,514	574,639
NetApp, Inc.(a)	66,800	3,218,424

SanDisk Corp.(a)	43,900	2,023,351
Western Digital Corp.(a)	45,900	1,711,611

		102,160,793

Construction & Engineering — 0.2%
Fluor Corp.	32,900	2,423,414
Jacobs Engineering Group, Inc.(a)	22,200	1,141,746
Quanta Services, Inc.(a)	34,600	776,078

		4,341,238

Construction Materials
Vulcan Materials Co.(b)	22,300	1,016,880

Consumer Finance — 0.8%
American Express Co.	206,400	9,329,280
Capital One Financial Corp.	89,669	4,659,201
Discover Financial Services	110,305	2,660,557
SLM Corp.(a)	102,000	1,560,600

		18,209,638

Containers & Packaging — 0.2%
Ball Corp.	36,800	1,319,280
Bemis Co., Inc.	20,300	666,043
Owens-Illinois, Inc.(a)	30,400	917,776
Sealed Air Corp.	31,620	842,989

		3,746,088

Distributors — 0.1%
Genuine Parts Co.	32,025	1,717,821

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)	22,700	946,817
DeVry, Inc.	13,700	754,459
H&R Block, Inc.(b)	63,400	1,061,316

		2,762,592

Diversified Financial Services — 4.1%
Bank of America Corp.	1,963,032	26,167,217
Citigroup, Inc.(a)	5,644,676	24,949,468
CME Group, Inc.	13,320	4,016,646
IntercontinentalExchange, Inc.(a)	14,800	1,828,392
JPMorgan Chase & Co.	764,545	35,245,524
Leucadia National Corp.	38,900	1,460,306
Moody’s Corp.	38,120	1,292,649
Nasdaq OMX Group, Inc. (The)(a)	23,500	607,240
NYSE Euronext	53,800	1,892,146

		97,459,588

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,145,911	35,064,877
CenturyLink, Inc.(b)	55,930	2,323,891
Frontier Communications Corp.	177,916	1,462,470
Qwest Communications International, Inc.	320,047	2,185,921
Verizon Communications, Inc.	549,438	21,175,340
Windstream Corp.	90,665	1,166,859

		63,379,358

Electric Utilities — 1.7%
American Electric Power Co., Inc.	95,140	3,343,220
Duke Energy Corp.	258,582	4,693,263
Edison International	63,900	2,338,101
Entergy Corp.	36,000	2,419,560
Exelon Corp.	127,550	5,260,162
FirstEnergy Corp.	79,480	2,947,913
NextEra Energy, Inc.	81,000	4,464,720
Northeast Utilities(b)	35,700	1,235,220
Pepco Holdings, Inc.	42,800	798,220
Pinnacle West Capital Corp.	20,900	894,311
PPL Corp.	89,600	2,266,880
Progress Energy, Inc.	57,114	2,635,240
Southern Co.	161,300	6,147,143

		39,443,953

Electrical Equipment — 0.5%
Emerson Electric Co.	148,100	8,653,483
Rockwell Automation, Inc.	28,100	2,659,665

Roper Industries, Inc.	18,900	1,634,094

		12,947,242

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	35,000	1,903,650
Corning, Inc.	305,000	6,292,150
FLIR Systems, Inc.(b)	23,900	827,179
Jabil Circuit, Inc.	40,100	819,243
Molex, Inc.	26,600	668,192

		10,510,414

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	80,748	5,929,325
Cameron International Corp.(a)	45,300	2,586,630
Diamond Offshore Drilling, Inc.(b)	12,500	971,250
FMC Technologies, Inc.(a)(b)	23,300	2,201,384
Halliburton Co.	175,600	8,751,904
Helmerich & Payne, Inc.(b)	21,100	1,449,359
Nabors Industries Ltd.(a)	56,600	1,719,508
National Oilwell Varco, Inc.	81,800	6,484,286
Noble Corp.(b)	45,300	2,066,586
Rowan Cos., Inc.(a)	22,500	994,050
Schlumberger Ltd.	262,822	24,510,780

		57,665,062

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	83,832	6,146,562
CVS Caremark Corp.	261,438	8,972,552
Kroger Co. (The)	118,900	2,850,033
Safeway, Inc.	68,200	1,605,428
SUPERVALU, Inc.(b)	20,308	181,351
Sysco Corp.	113,600	3,146,720
Walgreen Co.	178,700	7,173,018
Wal-Mart Stores, Inc.	379,500	19,752,975
Whole Foods Market, Inc.	29,000	1,911,100

		51,739,739

Food Products — 1.7%
Archer-Daniels-Midland Co.	125,738	4,527,825
Campbell Soup Co.	34,900	1,155,539
ConAgra Foods, Inc.	88,100	2,092,375
Dean Foods Co.(a)	20,000	200,000
General Mills, Inc.	125,300	4,579,715
H.J. Heinz Co.(b)	63,750	3,112,275
Hershey Co. (The)	31,100	1,690,285
Hormel Foods Corp.	27,600	768,384
J.M. Smucker Co. (The)	23,800	1,699,082
Kellogg Co.	49,300	2,661,214
Kraft Foods, Inc. (Class A Stock)	333,611	10,462,041
McCormick & Co., Inc.	24,800	1,186,184
Mead Johnson Nutrition Co.	38,493	2,229,900
Sara Lee Corp.	122,600	2,166,342
Tyson Foods, Inc. (Class A Stock)	59,800	1,147,562

		39,678,723

Gas Utilities — 0.1%
Nicor, Inc.	10,200	547,740
ONEOK, Inc.	19,400	1,297,472

		1,845,212

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	112,500	6,049,125
Becton, Dickinson & Co.	44,400	3,535,128
Boston Scientific Corp.(a)(b)	300,299	2,159,150
C.R. Bard, Inc.(b)	16,700	1,658,477
CareFusion Corp.(a)	36,237	1,021,883
Covidien PLC	93,700	4,866,778
DENTSPLY International, Inc.	26,100	965,439
Intuitive Surgical, Inc.(a)	7,700	2,567,642
Medtronic, Inc.	209,000	8,224,150
St. Jude Medical, Inc.	64,900	3,326,774
Stryker Corp.	63,700	3,872,960
Varian Medical Systems, Inc.(a)(b)	23,300	1,576,012
Zimmer Holdings, Inc.(a)(b)	38,486	2,329,558

		42,153,076

Healthcare Providers & Services — 2.0%
Aetna, Inc.	75,648	2,831,505
AmerisourceBergen Corp.(b)	51,900	2,053,164
Cardinal Health, Inc.	68,975	2,836,942
CIGNA Corp.	53,500	2,368,980
Coventry Health Care, Inc.(a)	30,950	986,995
DaVita, Inc.(a)	18,400	1,573,384
Express Scripts, Inc.(a)	102,800	5,716,708
Humana, Inc.(a)	33,500	2,342,990
Laboratory Corp. of America Holdings(a)(b)	19,400	1,787,322
McKesson Corp.	48,107	3,802,858
Medco Health Solutions, Inc.(a)	79,392	4,458,655
Patterson Cos., Inc.	17,100	550,449
Quest Diagnostics, Inc.	28,100	1,621,932
Tenet Healthcare Corp.(a)	80,000	596,000
UnitedHealth Group, Inc.	213,400	9,645,680
WellPoint, Inc.(b)	75,300	5,255,187

		48,428,751

Healthcare Technology — 0.1%
Cerner Corp.(a)(b)	12,700	1,412,240

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	84,900	3,256,764
Darden Restaurants, Inc.	29,350	1,441,965
International Game Technology	49,100	796,893
Marriott International, Inc. (Class A Stock)	51,203	1,821,803
McDonald’s Corp.	204,400	15,552,796
Starbucks Corp.	145,500	5,376,225
Starwood Hotels & Resorts Worldwide, Inc.	34,000	1,976,080
Wyndham Worldwide Corp.	32,563	1,035,829
Wynn Resorts Ltd.	13,100	1,666,975
Yum! Brands, Inc.	92,100	4,732,098

		37,657,428

Household Durables — 0.4%
D.R. Horton, Inc.(b)	49,200	573,180
Fortune Brands, Inc.	26,900	1,664,841
Harman International Industries, Inc.	14,100	660,162
Leggett & Platt, Inc.	28,200	690,900
Lennar Corp. (Class A Stock)(b)	27,700	501,924
Newell Rubbermaid, Inc.	60,049	1,148,737
Pulte Group, Inc.(a)(b)	48,385	358,049
Stanley Black & Decker, Inc.	29,635	2,270,041
Whirlpool Corp.	14,607	1,246,854

		9,114,688

Household Products — 2.0%
Clorox Co.(b)	27,000	1,891,890
Colgate-Palmolive Co.	94,300	7,615,668
Kimberly-Clark Corp.	79,288	5,175,128
Procter & Gamble Co. (The)	539,981	33,262,829

		47,945,515

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)	133,100	1,730,300
Constellation Energy Group, Inc.	38,950	1,212,514
NRG Energy, Inc.(a)(b)	49,800	1,072,692

		4,015,506

Industrial Conglomerates — 2.5%
3M Co.	137,300	12,837,550
General Electric Co.	2,058,200	41,266,910
Tyco International Ltd.	96,500	4,320,305

		58,424,765

Insurance — 3.6%
ACE Ltd.	65,400	4,231,380
Aflac, Inc.	96,000	5,066,880
Allstate Corp. (The)	110,388	3,508,131
American International Group, Inc.(a)(b)	23,429	823,295
Aon Corp.	63,125	3,343,100

Assurant, Inc.	24,500	943,495
Berkshire Hathaway, Inc. (Class B Stock)(a)	336,400	28,133,132
Chubb Corp. (The)	61,200	3,752,172
Cincinnati Financial Corp.	34,028	1,116,118
Genworth Financial, Inc. (Class A Stock)(a)	103,200	1,389,072
Hartford Financial Services Group, Inc. (The)(b)	86,300	2,324,059
Lincoln National Corp.	62,963	1,891,409
Loews Corp.	63,126	2,720,099
Marsh & McLennan Cos., Inc.	110,700	3,299,967
MetLife, Inc.	201,100	8,995,203
Principal Financial Group, Inc.	65,500	2,103,205
Progressive Corp. (The)	131,800	2,784,934
Torchmark Corp.	17,300	1,150,104
Travelers Cos., Inc. (The)	87,698	5,216,277
Unum Group	70,756	1,857,345
XL Group PLC (Class A Stock)	65,900	1,621,140

		86,270,517

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(a)	68,600	12,356,918
Expedia, Inc.(b)	41,800	947,188
Netflix, Inc.(a)(b)	7,700	1,827,441
priceline.com, Inc.(a)	9,200	4,659,248

		19,790,795

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)	33,500	1,273,000
eBay, Inc.(a)	222,200	6,897,088
Google, Inc. (Class A Stock)(a)	48,100	28,196,701
Monster Worldwide, Inc.(a)(b)	24,200	384,780
VeriSign, Inc.(b)	35,300	1,278,213
Yahoo!, Inc.(a)	257,100	4,280,715

		42,310,497

IT Services — 3.1%
Automatic Data Processing, Inc.(b)	96,200	4,936,022
Cognizant Technology Solutions Corp. (Class A Stock)(a)	57,900	4,713,060
Computer Sciences Corp.	31,900	1,554,487
Fidelity National Information Services, Inc.(b)	48,900	1,598,541
Fiserv, Inc.(a)	30,200	1,894,144
International Business Machines Corp.	236,600	38,582,362
Mastercard, Inc. (Class A Stock)	19,200	4,833,024
Paychex, Inc.	63,250	1,983,520
SAIC, Inc.(a)	62,200	1,052,424
Teradata Corp.(a)	33,200	1,683,240
Total System Services, Inc.	37,093	668,416
Visa, Inc. (Class A Stock)	96,700	7,119,054
Western Union Co. (The)	128,104	2,660,720

		73,279,014

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	27,150	1,271,706
Mattel, Inc.	73,281	1,826,895

		3,098,601

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.(a)	68,282	3,057,668
Life Technologies Corp.(a)	36,830	1,930,629
PerkinElmer, Inc.	23,200	609,464
Thermo Fisher Scientific, Inc.(a)	78,800	4,377,340
Waters Corp.(a)	18,600	1,616,340

		11,591,441

Machinery — 2.4%
Caterpillar, Inc.	122,900	13,684,915
Cummins, Inc.	38,900	4,264,218
Danaher Corp.	104,000	5,397,600
Deere & Co.	81,400	7,886,846
Dover Corp.	36,000	2,366,640
Eaton Corp.	65,700	3,642,408
Flowserve Corp.	10,400	1,339,520

Illinois Tool Works, Inc.	97,800	5,253,816
Ingersoll-Rand PLC(b)	59,700	2,884,107
Joy Global, Inc.	18,300	1,808,223
PACCAR, Inc.	70,228	3,676,436
Pall Corp.	24,200	1,394,162
Parker Hannifin Corp.	32,487	3,075,869
Snap-On, Inc.	12,700	762,762

		57,437,522

Media — 3.3%
Cablevision Systems Corp. (Class A Stock)	41,800	1,446,698
CBS Corp. (Class B Stock)	129,068	3,231,863
Comcast Corp. (Class A Stock)	540,746	13,367,241
DIRECTV (Class A Stock)(a)	154,600	7,235,280
Discovery Communications, Inc. (Class A Stock)(a)(b)	52,700	2,102,730
Gannett Co., Inc.	50,200	764,546
Interpublic Group of Cos., Inc. (The)	86,900	1,092,333
McGraw-Hill Cos., Inc. (The)	58,800	2,316,720
News Corp. (Class A Stock)	452,800	7,951,168
Omnicom Group, Inc.	55,800	2,737,548
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	781,404
Time Warner, Inc.	214,040	7,641,228
Time Warner Cable, Inc.	67,726	4,831,573
Viacom, Inc. (Class B Stock)	116,268	5,408,787
Walt Disney Co. (The)	366,401	15,788,219
Washington Post Co. (The) (Class B Stock)(b)	1,200	525,072

		77,222,410

Metals & Mining — 1.2%
AK Steel Holding Corp.	10,000	157,800
Alcoa, Inc.(b)	204,576	3,610,766
Allegheny Technologies, Inc.(b)	16,140	1,093,001
Cliffs Natural Resources, Inc.	27,000	2,653,560
Freeport-McMoRan Copper & Gold, Inc.	187,212	10,399,627
Newmont Mining Corp.	96,003	5,239,844
Nucor Corp.	61,400	2,825,628
Titanium Metals Corp.(a)	8,000	148,640
United States Steel Corp.(b)	24,640	1,329,081

		27,457,947

Multiline Retail — 0.7%
Big Lots, Inc.(a)	15,900	690,537
Family Dollar Stores, Inc.	26,300	1,349,716
J.C. Penney Co., Inc.	40,500	1,454,355
Kohl’s Corp.	57,700	3,060,408
Macy’s, Inc.	84,920	2,060,159
Nordstrom, Inc.	30,100	1,350,888
Sears Holdings Corp.(a)(b)	6,712	554,747
Target Corp.	139,768	6,989,798

		17,510,608

Multi-Utilities — 1.2%
Ameren Corp.	48,500	1,361,395
CenterPoint Energy, Inc.	75,010	1,317,176
CMS Energy Corp.(b)	43,900	862,196
Consolidated Edison, Inc.	53,900	2,733,808
Dominion Resources, Inc.	112,884	5,045,915
DTE Energy Co.	33,700	1,649,952
Integrys Energy Group, Inc.	16,550	835,940
NiSource, Inc.(b)	57,000	1,093,260
PG&E Corp.	73,500	3,247,230
Public Service Enterprise Group, Inc.	99,400	3,132,094
SCANA Corp.(b)	22,200	874,014
Sempra Energy	47,554	2,544,139
TECO Energy, Inc.	43,400	814,184
Wisconsin Energy Corp.	45,200	1,378,600
Xcel Energy, Inc.	90,095	2,152,369

		29,042,272

Office Electronics — 0.1%
Xerox Corp.	275,011	2,928,867

Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	96,726	7,923,794
Apache Corp.	73,150	9,576,798
Cabot Oil & Gas Corp.	21,500	1,138,855
Chesapeake Energy Corp.	128,000	4,290,560
Chevron Corp.	389,592	41,853,869
ConocoPhillips	279,079	22,287,249
Consol Energy, Inc.	40,300	2,161,289
Denbury Resources, Inc.(a)(b)	73,300	1,788,520
Devon Energy Corp.	82,500	7,571,025
El Paso Corp.	131,611	2,368,998
EOG Resources, Inc.(b)	50,400	5,972,904
EQT Corp.	25,200	1,257,480
Exxon Mobil Corp.	958,454	80,634,735
Hess Corp.	57,000	4,856,970
Marathon Oil Corp.	136,894	7,297,819
Massey Energy Co.(b)	16,700	1,141,612
Murphy Oil Corp.	38,600	2,834,012
Newfield Exploration Co.(a)	23,700	1,801,437
Noble Energy, Inc.	34,600	3,344,090
Occidental Petroleum Corp.	157,600	16,467,624
Peabody Energy Corp.(b)	50,900	3,662,764
Pioneer Natural Resources Co.	21,200	2,160,704
QEP Resources, Inc.	33,200	1,345,928
Range Resources Corp.	32,200	1,882,412
Southwestern Energy Co.(a)	67,300	2,891,881
Spectra Energy Corp.	126,842	3,447,565
Sunoco, Inc.	22,500	1,025,775
Tesoro Corp.(a)	31,500	845,145
Valero Energy Corp.	112,600	3,357,732
Williams Cos., Inc. (The)	114,400	3,566,992

		250,756,538

Paper & Forest Products — 0.2%
International Paper Co.	87,867	2,651,826
MeadWestvaco Corp.	33,989	1,030,886

		3,682,712

Personal Products — 0.2%
Avon Products, Inc.	84,100	2,274,064
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,100	2,033,196

		4,307,260

Pharmaceuticals — 5.2%
Abbott Laboratories	295,900	14,513,895
Allergan, Inc.	58,700	4,168,874
Bristol-Myers Squibb Co.	328,440	8,680,669
Eli Lilly & Co.	198,800	6,991,796
Forest Laboratories, Inc.(a)	57,200	1,847,560
Hospira, Inc.(a)	28,920	1,596,384
Johnson & Johnson	528,171	31,294,132
Merck & Co., Inc.	597,704	19,730,203
Mylan, Inc.(a)(b)	76,300	1,729,721
Pfizer, Inc.	1,545,173	31,382,464
Watson Pharmaceuticals, Inc.(a)	23,300	1,305,033

		123,240,731

Professional Services — 0.1%
Dun & Bradstreet Corp.	8,800	706,112
Equifax, Inc.	22,800	885,780
Robert Half International, Inc.(b)	30,500	933,300

		2,525,192

Real Estate Investment Trusts — 1.5%
Apartment Investment & Management Co. (Class A Stock)	29,974	763,438
AvalonBay Communities, Inc.	16,518	1,983,481
Boston Properties, Inc.	28,100	2,665,285
Equity Residential	56,500	3,187,165
HCP, Inc.	74,200	2,815,148
Health Care REIT, Inc.(b)	31,900	1,672,836

Host Hotels & Resorts, Inc.	123,726	2,178,815
Kimco Realty Corp.	76,400	1,401,176
Plum Creek Timber Co., Inc.(b)	28,400	1,238,524
ProLogis	100,500	1,605,990
Public Storage	27,600	3,061,116
Simon Property Group, Inc.	59,001	6,322,547
Ventas, Inc.	29,500	1,601,850
Vornado Realty Trust	33,557	2,936,238
Weyerhaeuser Co.	99,310	2,443,026

		35,876,635

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(a)	51,100	1,364,370

Road & Rail — 0.9%
CSX Corp.	72,424	5,692,526
Norfolk Southern Corp.	68,800	4,765,776
Ryder System, Inc.(b)	10,700	541,420
Union Pacific Corp.	96,000	9,439,680

		20,439,402

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)(b)	107,600	925,360
Altera Corp.	57,500	2,531,150
Analog Devices, Inc.	60,200	2,370,676
Applied Materials, Inc.	264,800	4,136,176
Broadcom Corp. (Class A Stock)	86,650	3,412,277
First Solar, Inc.(a)(b)	9,300	1,495,812
Intel Corp.	1,071,700	21,616,189
KLA-Tencor Corp.	32,000	1,515,840
Linear Technology Corp.	46,000	1,546,980
LSI Corp.(a)	125,100	850,680
MEMC Electronic Materials, Inc.(a)	35,500	460,080
Microchip Technology, Inc.(b)	33,500	1,273,335
Micron Technology, Inc.(a)	164,300	1,882,878
National Semiconductor Corp.	44,500	638,130
Novellus Systems, Inc.(a)	20,400	757,452
NVIDIA Corp.(a)	104,650	1,931,839
Teradyne, Inc.(a)(b)	37,800	673,218
Texas Instruments, Inc.	230,900	7,979,904
Xilinx, Inc.	44,400	1,456,320

		57,454,296

Software — 3.6%
Adobe Systems, Inc.(a)(b)	97,400	3,229,784
Autodesk, Inc.(a)	45,400	2,002,594
BMC Software, Inc.(a)	32,700	1,626,498
CA, Inc.	74,773	1,808,011
Citrix Systems, Inc.(a)	37,300	2,740,058
Compuware Corp.(a)	39,500	456,225
Electronic Arts, Inc.(a)	64,700	1,263,591
Intuit, Inc.(a)	54,700	2,904,570
Microsoft Corp.	1,434,500	36,378,920
Novell, Inc.(a)	73,100	433,483
Oracle Corp.	749,320	25,004,808
Red Hat, Inc.(a)	35,600	1,615,884
Salesforce.com, Inc.(a)	21,400	2,858,612
Symantec Corp.(a)	156,111	2,894,298

		85,217,336

Specialty Retail — 1.8%
Abercrombie & Fitch Co. (Class A Stock)	13,700	804,190
AutoNation, Inc.(a)(b)	11,689	413,440
AutoZone, Inc.(a)(b)	5,500	1,504,580
Bed Bath & Beyond, Inc.(a)	50,900	2,456,943
Best Buy Co., Inc.	64,525	1,853,158
CarMax, Inc.(a)(b)	40,000	1,284,000
GameStop Corp. (Class A Stock)(a)(b)	33,800	761,176
Gap, Inc. (The)	88,287	2,000,583
Home Depot, Inc. (The)	317,019	11,748,724
Limited Brands, Inc.	54,196	1,781,965
Lowe’s Cos., Inc.	266,700	7,048,881

O’Reilly Automotive, Inc.(a)(b)	25,200	1,447,992
RadioShack Corp.	11,560	173,516
Ross Stores, Inc.	24,700	1,756,664
Staples, Inc.	142,100	2,759,582
Tiffany & Co.	22,200	1,363,968
TJX Cos., Inc.	81,600	4,057,968
Urban Outfitters, Inc.(a)	23,300	695,039

		43,912,369

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	58,600	3,049,544
NIKE, Inc. (Class B Stock)(b)	74,500	5,639,650
Polo Ralph Lauren Corp.	12,900	1,595,085
VF Corp.(b)	17,036	1,678,557

		11,962,836

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	107,200	1,037,696
People’s United Financial, Inc.(b)	69,900	879,342

		1,917,038

Tobacco — 1.6%
Altria Group, Inc.	403,600	10,505,708
Lorillard, Inc.	27,731	2,634,722
Philip Morris International, Inc.	348,600	22,878,618
Reynolds American, Inc.	66,500	2,362,745

		38,381,793

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	26,800	1,737,444
W.W. Grainger, Inc.	12,100	1,665,928

		3,403,372

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(a)	78,800	4,083,416
MetroPCS Communications, Inc.(a)(b)	39,500	641,480
Sprint Nextel Corp.(a)	587,022	2,723,782

		7,448,678

TOTAL LONG-TERM INVESTMENTS (cost $1,261,805,749)		2,328,243,363

SHORT-TERM INVESTMENTS — 6.4%

	Principal Amount (000)
U.S. Government Obligation — 0.1%
U.S. Treasury Bill, 0.130%, 09/15/2011 (cost $3,997,588)(c)(d)	$ 4,000	3,997,032

	Shares
Affiliated Money Market Mutual Fund — 6.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $149,134,258; includes $108,408,574 of cash collateral received for securities on loan)(e)(f)	149,134,258	149,134,258

TOTAL SHORT-TERM INVESTMENTS (cost $153,131,846)		153,131,290

TOTAL INVESTMENTS — 104.4% (cost $1,414,937,595)		2,481,374,653
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (4.4)%		(105,110,092)

NET ASSETS — 100.0%		$2,376,264,561

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,225,138; cash collateral of $108,408,574 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Liabilities in excess of other assets include net unrealized appreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation(1)
	Long Position:
143	S&P 500 Index	Jun. 2011	$46,075,522	$47,225,750	$1,150,228

(1)	Amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,328,243,363	$—	$—
U.S. Government Obligation	—	3,997,032	—
Affiliated Money Market Mutual Fund	149,134,258	—	—

	2,477,377,621	3,997,032	—
Other Financial Instruments*
Futures	1,150,228	—	—

Total	$2,478,527,849	$3,997,032	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Value Portfolio

Schedule of Investments

March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 2.8%
Lockheed Martin Corp.	185,570	$ 14,919,828
Raytheon Co.	396,495	20,169,701
United Technologies Corp.	89,773	7,599,284

		42,688,813

Auto Components — 2.0%
Lear Corp.	617,576	30,180,939

Capital Markets — 6.8%
Bank of New York Mellon Corp. (The)	905,176	27,037,607
Goldman Sachs Group, Inc. (The)	140,713	22,298,789
Lazard Ltd. (Class A Stock)	375,263	15,603,436
Morgan Stanley	815,707	22,285,115
TD Ameritrade Holding Corp.(a)	735,421	15,348,236

		102,573,183

Chemicals — 1.8%
Dow Chemical Co. (The)	712,857	26,910,352

Commercial Banks — 2.5%
Wells Fargo & Co.	1,174,913	37,244,742

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	754,744	28,182,141

Communications Equipment — 1.1%
Motorola Mobility Holdings, Inc.(b)	707,029	17,251,508

Computers & Peripherals — 2.7%
Dell, Inc.(b)	1,500,075	21,766,088
Hewlett-Packard Co.	444,018	18,191,418

		39,957,506

Consumer Finance — 2.8%
American Express Co.	455,384	20,583,357
SLM Corp.(b)	1,401,957	21,449,942

		42,033,299

Diversified Consumer Services — 0.9%
H&R Block, Inc.(a)	777,623	13,017,409

Diversified Financial Services — 3.6%
JPMorgan Chase & Co.	796,696	36,727,686
Moody’s Corp.(a)	517,230	17,539,269

		54,266,955

Electronic Equipment & Instruments — 2.4%
Flextronics International Ltd.(b)	4,930,086	36,827,742

Food & Staples Retailing — 3.2%
CVS Caremark Corp.	873,271	29,970,661
Wal-Mart Stores, Inc.	353,251	18,386,714

		48,357,375

Food Products — 6.4%
Bunge Ltd.	392,279	28,373,540
ConAgra Foods, Inc.	830,724	19,729,695
Kraft Foods, Inc. (Class A Stock)	369,299	11,581,217
Smithfield Foods, Inc.(b)	934,204	22,476,948
Tyson Foods, Inc. (Class A Stock)	774,770	14,867,836

		97,029,236

Healthcare Providers & Services — 2.1%
Omnicare, Inc.(a)	358,502	10,751,475
WellPoint, Inc.	291,456	20,340,714

		31,092,189

Hotels Restaurants & Leisure — 1.4%
International Game Technology	1,294,373	21,007,674

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp.(a)(b)	1,472,939	23,375,542

Insurance — 5.4%
Arch Capital Group, Ltd.(b)	183,860	18,237,074
Axis Capital Holdings Ltd.	464,683	16,226,730
Berkshire Hathaway, Inc. (Class B Stock)(b)	127,816	10,689,252
MetLife, Inc.	466,962	20,887,210
Travelers Cos., Inc. (The)	257,751	15,331,030

		81,371,296

Internet Software & Services — 1.5%
IAC/InterActiveCorp(b)	733,498	22,657,753

Machinery — 1.6%
Ingersoll-Rand PLC(a)	499,670	24,139,058

Media — 9.2%
Comcast Corp. (Class A Stock)	1,715,341	42,403,230
Liberty Global, Inc., Ser. C(a)(b)	1,072,015	42,869,880
Time Warner Cable, Inc.	295,275	21,064,918
Viacom, Inc. (Class B Stock)	687,597	31,987,012

		138,325,040

Metals & Mining — 2.5%
Goldcorp, Inc.	300,938	14,986,712
Newmont Mining Corp.	408,007	22,269,022

		37,255,734

Multi-Utilities — 2.4%
National Grid PLC (United Kingdom), ADR	449,073	21,573,467
Sempra Energy	276,554	14,795,639

		36,369,106

Oil, Gas & Consumable Fuels — 15.3%
Anadarko Petroleum Corp.	305,485	25,025,331
Apache Corp.	122,188	15,996,853
Hess Corp.	285,797	24,352,762
Marathon Oil Corp.	432,633	23,063,665
Murphy Oil Corp.	306,086	22,472,834
Noble Energy, Inc.	290,136	28,041,645
Occidental Petroleum Corp.	287,432	30,033,770
Southwestern Energy Co.(b)	392,761	16,876,940
Suncor Energy, Inc.	401,298	17,994,202
Williams Cos., Inc. (The)	865,283	26,979,524

		230,837,526

Pharmaceuticals — 5.3%
Mylan, Inc.(b)	1,485,734	33,681,590
Pfizer, Inc.	1,075,800	21,849,498
Teva Pharmaceutical Industries Ltd. (Israel), ADR	482,214	24,192,676

		79,723,764

Road & Rail — 1.8%
CSX Corp.	345,613	27,165,182

Software — 4.3%
CA, Inc.	1,765,000	42,677,700
Symantec Corp.(b)	1,199,825	22,244,756

		64,922,456

Specialty Retail — 1.2%
Staples, Inc.	889,907	17,281,994

Wireless Telecommunication Services — 3.0%
MetroPCS Communications, Inc.(a)(b)	1,696,784	27,555,772
NII Holdings, Inc.(b)	434,534	18,107,032

		45,662,804

TOTAL LONG-TERM INVESTMENTS (cost $1,150,744,165)		1,497,708,318

SHORT-TERM INVESTMENT — 7.0%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $105,483,062; includes $96,333,972 of cash collateral received for securities on loan)(c)(d)	105,483,062	105,483,062

TOTAL INVESTMENTS — 106.5% (cost $1,256,227,227)		1,603,191,380
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(98,249,398)

NET ASSETS — 100.0%		$1,504,941,982

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,536,072; cash collateral of $96,333,972 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,497,708,318	$—	$—
Affiliated Money Market Mutual Fund	105,483,062	—	—

Total	$1,603,191,380	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.